UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5954

The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

The Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1:	Report(s) to Shareholders.

Semiannual Report  |  June 30, 2017
Schwab Advisor Cash Reserves®

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
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Schwab Advisor Cash Reserves  |  Semiannual Report

Schwab Advisor Cash Reserves
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
The past few years have been an eventful period for the money market fund industry, with Money Market Fund Reform changing the way in which many money market funds are managed. New regulations resulted in certain money market funds moving from a stable net asset value (NAV) to one that “floats,” or changes along with the underlying value of securities in the portfolio. Investor eligibility requirements on certain types of money market funds also changed as a result of new regulations. Then there’s the Federal Reserve, which pivoted from maintaining historically low short-term interest rates since the financial crisis to raising the federal funds rate three times over the last 18 months, pushing money market fund yields higher.
At Charles Schwab Investment Management, we tend to view new developments such as those we’ve witnessed as creating new opportunities to benefit our investors. In recent years, we’ve instituted changes to the Schwab Taxable Money Fund product lineup in order to continue to provide money market funds that a wide array of investor types find appealing. While our stable NAV money market funds remain available to the majority of our investors, we launched the Schwab Variable Share Price Money Fund to provide a prime money market fund option for those no longer eligible for stable NAV money market funds. We also introduced the Schwab Retirement Government Money Fund for retirement plans looking for government money fund market exposure.
In addition, we regularly adjust the composition of the Schwab Taxable Money Fund holdings to take advantage of what we view as emerging opportunities among money market securities. In recent months, for example, we added variable rate demand municipal securities in order to add yield and liquidity to the portfolios. While the Schwab Taxable Money Funds weren’t active investors in these securities in the past, the current market has made the yields on such securities attractive.
To be certain, it’s a challenging environment for issuers and money market funds alike. As one of the largest money market fund managers in the market today, Charles Schwab Investment Management is committed to staying on top of the changes that could affect your money market fund investments.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about Schwab Advisor Cash Reserves, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ As one of the largest money market fund managers in the market today, Charles Schwab Investment Management is committed to staying on top of the changes that could affect your money market fund investments.”

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Schwab Advisor Cash Reserves  |  Semiannual Report

Schwab Advisor Cash Reserves
The Investment Environment

Over the six-month reporting period ended June 30, 2017, yields on taxable money market funds generally rose as the Federal Reserve (Fed) raised short-term interest rates twice in the first half of 2017. Steady economic growth and a solid labor market contributed to the Fed’s decision to raise the federal funds rate to a target range of 0.75% to 1.00% in March, with expectations for two additional increases in 2017. The Fed raised rates again in June by another 25 basis points, again signaling confidence in the global economy as well as in future inflation. Though the March increase was largely unexpected until about two weeks before the Fed’s meeting, both rate hikes were already priced into equity markets by the time they were announced and as such, market responses were muted. After the June meeting, the Fed also announced plans to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. Since the 2013 “taper tantrum” when fear of the Fed’s decision to scale back quantitative easing sent Treasury yields up sharply, Fed officials have been careful to communicate their future monetary policy plans to avoid drastic investor moves and allow markets time to gradually adjust. While no exact timeline was given for this unwinding, minutes from the June meeting indicated several Fed officials wanted to begin later in 2017 and complete the process over several years.
Outside the U.S., central banks’ policy measures continued to influence global markets. In Europe, several central banks began to look ahead toward less accommodative monetary policies. Most notably, European Central Bank (ECB) head Mario Draghi expressed optimism about eurozone economic growth and future inflation toward the end of the reporting period. This led many investors to believe the end of the ECB’s bond buying program and other easy policy measures may be near. European bond yields rose in response, and as many investors assumed the Fed would follow suit, longer-term bond yields in the U.S. also moved sharply upward. Meanwhile in Asia, the Bank of Japan (BOJ) indicated that Japanese monetary policy would remain accommodative for the time being. Despite positive economic measures, including solid exports and private consumption, inflation remained below the BOJ’s target, resulting in the unchanged easy policy stance.
During the six-month reporting period, the U.S. yield curve generally flattened. Short-term yields, which are directly influenced by central bank policy, remained low and relatively steady through February, and then rose sharply in anticipation of the Fed’s short-term interest rate increase in March. With expectations for an additional rate hike in June that ultimately came to fruition, short-term yields maintained their upward trajectory through the remainder of the reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over the first six months of the year, inflation remained muted and so longer-term yields ended the reporting period slightly below where they began. Meanwhile, the yields on many international government-backed securities generally increased but remained lower than those in the U.S., further increasing the appeal of U.S. Treasuries.
Management views may have changed since the report date.
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Schwab Advisor Cash Reserves
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
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Schwab Advisor Cash Reserves  |  Semiannual Report

Schwab Advisor Cash Reserves

Schwab Advisor Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the six-month reporting period ended June 30, 2017, market volatility remained low amid steady economic growth and lessening political uncertainty in both the U.S. and abroad. Equity markets in the U.S. rallied early in 2017 in response to expectations for policy changes from the Trump administration, including reduced financial regulation and tax reform, while the U.S. dollar generally weakened. Outside the U.S., officials from both the Bank of England and European Central Bank hinted at possible steps toward a more normalized monetary policy environment, though no significant moves were made as of the end of the reporting period. Meanwhile, the Federal Reserve (Fed) signaled its confidence in the global economy and raised the federal funds rate target range in March and in June. Though these increases were largely anticipated, the pace of future interest rate hikes remained uncertain. As a result, money market curves flattened in the second half of the reporting period.
The Fed’s Reverse Repurchase Facility is a supplementary policy tool to help control the federal funds rate and keep it in the target range set by the Federal Open Market Committee (FOMC). In addition to effectively setting a floor on interest rates, it continued to play a key role in the money market sector by offering a much needed source of supply, which in turn helped to keep short-term markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. The fund’s investment adviser also continued to monitor developments tied to the United Kingdom’s decision to leave the European Union (Brexit) and other potential changes in overseas monetary policies. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) generally declined, beginning the reporting period at 47 days and ending at 32 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	32 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
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Schwab Advisor Cash Reserves
Performance and Fund Facts as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Advisor Cash Reserves
	Sweep Shares	Premier Sweep Shares
Ticker Symbol	SWQXX	SWZXX
Minimum Initial Investment	*	*
Seven-Day Yield (with waivers)[1]	0.63%	0.70%
Seven-Day Yield (without waivers)[1]	0.52%	0.52%
Seven-Day Effective Yield (with waivers)[1]	0.63%	0.70%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Advisor Cash Reserves  |  Semiannual Report

Schwab Advisor Cash Reserves
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2017 and held through June 30, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/17	Ending Account Value (Net of Expenses) at 6/30/17	Expenses Paid During Period 1/1/17-6/30/17[2]
Schwab Advisor Cash Reserves
Sweep Shares
Actual Return	0.63%	$1,000.00	$1,002.30	$3.13
Hypothetical 5% Return	0.63%	$1,000.00	$1,021.68	$3.16
Premier Sweep Shares
Actual Return	0.55%	$1,000.00	$1,002.60	$2.73
Hypothetical 5% Return	0.55%	$1,000.00	$1,022.07	$2.76

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. This ratio does not include certain non-routine expenses.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Advisor Cash Reserves
Financial Statements
Financial Highlights
Sweep Shares	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.23% [3]	0.09%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.63% [4]	0.59% [5]	0.28% [5]	0.21% [5]	0.25% [5]	0.28% [5],[6]
Gross operating expenses	0.73% [4]	0.72%	0.72%	0.72%	0.72%	0.72% [6]
Net investment income (loss)	0.46% [4]	0.08%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$3,890	$4,484	$5,206	$6,027	$6,134	$6,207

Premier Sweep Shares	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.26% [3]	0.13%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.55% [4]	0.55% [5]	0.28% [5]	0.21% [5]	0.25% [5]	0.28% [5],[6]
Gross operating expenses	0.73% [4]	0.72%	0.72%	0.72%	0.72%	0.72% [6]
Net investment income (loss)	0.53% [4]	0.11%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$10,617	$12,338	$18,223	$17,952	$17,525	$17,575
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6
The ratio of gross operating expenses would have been 0.73%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
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Schwab Advisor Cash Reserves  |  Semiannual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
59.7%	Fixed-Rate Obligations	8,655,411,293	8,655,411,293
23.8%	Variable-Rate Obligations	3,460,193,047	3,460,193,047
16.4%	Repurchase Agreements	2,382,183,929	2,382,183,929
99.9%	Total Investments	14,497,788,269	14,497,788,269
0.1%	Other Assets and Liabilities, Net		8,526,317
100.0%	Net Assets		14,506,314,586

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 59.7% of net assets
Asset-Backed Commercial Paper 12.2%
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.15%		07/06/17	44,000,000	43,992,972
	a,b	1.21%		09/07/17	31,500,000	31,428,005
	a,b	1.23%		09/08/17	45,000,000	44,893,912
	a,b	1.30%		09/22/17	25,000,000	24,925,069
BARTON CAPITAL SA	a,b	1.20%		08/28/17	34,500,000	34,433,300
	a,b	1.23%		09/01/17	24,000,000	23,949,160
	a,b	1.25%		09/07/17	3,000,000	2,992,917
	a,b	1.30%		09/12/17	37,000,000	36,902,464
BEDFORD ROW FUNDING CORP	a,b	1.35%		11/13/17	46,000,000	45,768,850
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.20%		07/06/17	55,000,000	54,990,833
	a,b	1.25%		07/18/17	17,000,000	16,989,965
CANCARA ASSET SECURITISATION LLC	a,b	1.13%		07/06/17	72,000,000	71,988,700
	a,b	1.13%		07/07/17	23,000,000	22,995,668
	a,b	1.23%		09/06/17	25,000,000	24,942,771
	a,b	1.30%		09/21/17	12,000,000	11,964,467
CHARTA LLC	a,b	1.18%		09/05/17	21,000,000	20,954,570
	a,b	1.28%		09/25/17	46,000,000	45,859,342
	a,b	1.28%		10/05/17	24,000,000	23,918,080
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.20%		07/12/17	74,000,000	73,972,867
	a	1.22%		09/05/17	10,000,000	9,977,633
	a	1.32%		10/26/17	19,000,000	18,919,108
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.44%		12/21/17	1,000,000	993,128
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Schwab Advisor Cash Reserves  |  Semiannual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CRC FUNDING LLC	a,b	1.18%		09/05/17	21,000,000	20,954,570
	a,b	1.39%		12/18/17	19,000,000	18,876,183
KELLS FUNDING LLC	a,b	1.12%		07/14/17	28,000,000	27,991,289
	a,b	1.11%		07/17/17	100,000,000	99,966,083
	a,b	1.11%		07/25/17	28,000,000	27,983,597
	a,b	1.13%		08/04/17	43,000,000	42,958,159
	a,b	1.12%		08/10/17	19,000,000	18,978,129
	a,b	1.14%		08/28/17	80,000,000	79,865,733
	a,b	1.14%		08/31/17	85,000,000	84,843,883
	a,b	1.17%		09/07/17	25,000,000	24,949,625
	a,b	1.18%		09/12/17	29,000,000	28,935,362
LMA AMERICAS LLC	a,b	1.20%		07/28/17	4,500,000	4,495,950
	a,b	1.16%		08/10/17	50,000,000	49,935,556
	a,b	1.19%		08/24/17	30,000,000	29,946,450
	a,b	1.35%		10/02/17	1,000,000	996,513
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.17%		08/22/17	88,000,000	87,851,280
METLIFE SHORT TERM FUNDING LLC	a,b	1.27%		09/27/17	16,000,000	15,950,329
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.14%		07/24/17	30,000,000	29,978,150
	a,b	1.12%		08/03/17	3,000,000	2,996,920
	a,b	1.23%		09/14/17	47,000,000	46,879,562
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.18%		08/02/17	90,000,000	89,905,600
	a,b	1.18%		08/30/17	24,982,000	24,932,869
	a,b	1.30%		09/20/17	1,000,000	997,075
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.28%		07/13/17	17,000,000	16,992,747
	a,b	1.21%		08/01/17	11,000,000	10,988,539
	a,b	1.32%		09/19/17	24,000,000	23,929,600
	a,b	1.33%		09/20/17	35,000,000	34,895,656
THUNDER BAY FUNDING LLC	a,b	1.12%		07/10/17	27,000,000	26,992,440
	a,b	1.16%		08/24/17	27,000,000	26,953,020
	a,b	1.30%		10/02/17	1,000,000	996,642
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.18%		08/01/17	63,000,000	62,935,985
	a,b	1.20%		08/31/17	6,000,000	5,987,800
	a,b	1.23%		09/05/17	4,000,000	3,990,980
VICTORY RECEIVABLES CORP	a,b	1.30%		09/19/17	10,500,000	10,469,667
						1,774,055,724
Financial Company Commercial Paper 6.7%
BPCE SA	b	1.19%		08/01/17	31,000,000	30,968,058
	b	1.20%		08/01/17	59,000,000	58,939,208
COOPERATIEVE RABOBANK UA		1.20%		08/07/17	5,000,000	4,993,885
DNB BANK ASA	b	1.11%		07/06/17	179,000,000	178,972,404
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	1.20%		07/20/17	10,000,000	9,993,667
ING US FUNDING LLC	a	1.29%		07/03/17	75,000,000	74,994,667
	a	1.20%		09/18/17	50,000,000	49,868,333
	a	1.23%		09/25/17	72,000,000	71,790,160
10
Schwab Advisor Cash Reserves  |  Semiannual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MACQUARIE BANK LTD	b	1.33%		09/26/17	72,000,000	71,768,580
NATIONWIDE BUILDING SOCIETY	b	1.19%		07/12/17	100,000,000	99,963,639
	b	1.12%		07/24/17	50,000,000	49,964,222
NORDEA BANK AB	b	1.21%		10/27/17	49,000,000	48,807,267
NRW BANK	b	1.27%		09/27/17	5,000,000	4,984,478
	b	1.27%		09/29/17	14,000,000	13,955,550
	b	1.30%		10/06/17	42,000,000	41,852,883
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.12%		07/10/17	59,000,000	58,983,480
	b	1.34%		10/12/17	18,000,000	17,931,505
UBS AG (LONDON BRANCH)	b	1.41%		12/21/17	6,000,000	5,959,633
UNITED OVERSEAS BANK LTD	b	1.21%		08/07/17	52,000,000	51,935,867
	b	1.20%		09/05/17	22,000,000	21,951,600
						968,579,086
Certificates of Deposit 26.0%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.12%		07/07/17	86,000,000	86,000,000
	a	1.12%		07/31/17	59,000,000	59,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.24%		07/03/17	50,000,000	50,000,000
BANK OF THE WEST		1.19%		07/03/17	10,000,000	10,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.33%		07/12/17	73,000,000	73,000,000
		1.34%		07/18/17	63,000,000	63,000,000
		1.33%		07/20/17	65,000,000	65,000,000
		1.20%		09/08/17	28,000,000	28,000,000
		1.36%		09/08/17	33,000,000	33,000,000
		1.41%		09/18/17	13,000,000	13,000,000
		1.41%		10/02/17	12,000,000	12,000,154
		1.38%		10/24/17	71,000,000	71,000,000
		1.39%		12/15/17	9,000,000	9,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.35%		09/27/17	79,000,000	79,000,000
		1.35%		09/28/17	111,000,000	111,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		1.12%		07/05/17	12,000,000	12,000,000
		1.10%		07/07/17	12,000,000	12,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.16%		08/18/17	124,000,000	124,000,000
CITIBANK NA (NEW YORK BRANCH)		1.18%		09/05/17	20,000,000	20,000,000
		1.28%		09/14/17	117,000,000	117,000,000
		1.21%		09/20/17	132,000,000	132,000,000
		1.24%		10/05/17	20,000,000	20,000,000
		1.24%		10/06/17	74,500,000	74,500,000
		1.38%		12/20/17	2,000,000	2,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.22%		07/05/17	65,000,000	65,000,000
		1.18%		08/08/17	140,000,000	140,000,734
		1.16%		08/18/17	9,000,000	9,000,060
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.23%		08/02/17	80,000,000	80,000,000
		1.21%		10/19/17	11,000,000	11,000,000
11
Schwab Advisor Cash Reserves  |  Semiannual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DANSKE BANK A/S (LONDON BRANCH)		1.16%		07/13/17	155,000,000	155,000,257
DNB BANK ASA (NEW YORK BRANCH)		1.17%		07/27/17	79,000,000	79,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.14%		07/03/17	60,000,000	60,000,000
		1.14%		07/06/17	85,000,000	85,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.23%		08/04/17	28,000,000	28,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.10%		07/07/17	15,000,000	15,000,000
		1.17%		07/14/17	40,000,000	40,000,000
		1.23%		07/27/17	41,000,000	41,000,000
		1.27%		08/04/17	48,000,000	48,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		1.18%		09/14/17	5,000,000	5,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.33%		07/18/17	95,000,000	95,000,446
		1.40%		12/27/17	75,000,000	75,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.30%		07/18/17	3,000,000	3,000,000
		1.40%		01/03/18	86,000,000	86,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.20%		10/23/17	100,000,000	99,998,426
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.26%		07/05/17	130,000,000	130,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.33%		07/05/17	14,000,000	14,000,000
		1.35%		08/01/17	7,000,000	7,000,000
		1.23%		09/26/17	80,000,000	80,000,000
		1.37%		12/19/17	136,000,000	136,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.17%		08/07/17	55,000,000	55,000,000
		1.17%		08/30/17	10,000,000	10,000,000
		1.19%		09/13/17	40,000,000	40,000,000
		1.22%		09/22/17	22,000,000	22,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.22%		07/05/17	10,000,000	10,000,000
		1.21%		07/26/17	264,000,000	264,000,000
		1.16%		08/16/17	43,000,000	43,000,000
SWEDBANK AB (NEW YORK BRANCH)		1.12%		07/06/17	24,000,000	24,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.18%		08/01/17	54,000,000	54,000,000
		1.18%		09/01/17	114,000,000	114,000,000
UBS AG (STAMFORD BRANCH)		1.16%		08/10/17	109,000,000	109,000,000
		1.53%		09/01/17	14,000,000	14,007,607
WELLS FARGO BANK NA		1.22%		11/01/17	149,000,000	149,000,000
						3,770,507,684
Non-Financial Company Commercial Paper 1.9%
CAISSE DES DEPOTS ET CONSIGNATIONS	b	1.13%		07/20/17	50,000,000	49,970,181
ERSTE ABWICKLUNGSANSTALT	b	1.27%		09/27/17	58,000,000	57,819,942
GENERAL ELECTRIC CO		1.08%		07/06/17	80,000,000	79,988,000
TOTAL CAPITAL CANADA LTD	a,b	1.12%		07/03/17	72,000,000	71,995,520
TOYOTA MOTOR CREDIT CORP		1.26%		07/10/17	15,500,000	15,495,156
						275,268,799
12
Schwab Advisor Cash Reserves  |  Semiannual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Negotiable Time Deposits 11.2%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		1.18%		07/06/17	104,000,000	104,000,000
		1.18%		07/07/17	112,000,000	112,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		1.13%		07/06/17	201,000,000	201,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		07/06/17	158,000,000	158,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.11%		07/07/17	31,000,000	31,000,000
FIFTH THIRD BANK (CAYMAN ISLANDS BRANCH)		1.12%		07/06/17	86,000,000	86,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.05%		07/03/17	253,000,000	253,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.11%		07/07/17	138,000,000	138,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.12%		07/07/17	212,000,000	212,000,000
SUNTRUST BANK (CAYMAN ISLANDS BRANCH)		1.06%		07/03/17	108,000,000	108,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.06%		07/03/17	44,000,000	44,000,000
UBS AG (CAYMAN ISLANDS BRANCH)		1.07%		07/05/17	180,000,000	180,000,000
						1,627,000,000
Other Instrument 1.7%
BANK OF AMERICA NA		1.22%		08/08/17	240,000,000	240,000,000
Total Fixed-Rate Obligations
(Cost $8,655,411,293)						8,655,411,293

Variable-Rate Obligations 23.8% of net assets
Asset-Backed Commercial Paper 2.1%
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.40%	07/13/17	09/13/17	88,000,000	88,000,000
	a,b	1.19%	07/03/17	11/02/17	56,000,000	56,000,000
OLD LINE FUNDING LLC	a,b	1.31%	07/10/17	10/10/17	14,000,000	14,000,000
	a,b	1.23%	07/10/17	11/10/17	102,000,000	102,000,000
THUNDER BAY FUNDING LLC	a,b	1.24%	07/03/17	10/02/17	50,000,000	50,000,000
						310,000,000
Financial Company Commercial Paper 3.1%
BANK OF NOVA SCOTIA	b	1.58%	07/13/17	02/13/18	150,000,000	150,000,000
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.67%		07/27/17	24,000,000	24,000,000
ING US FUNDING LLC	a	1.26%	07/12/17	12/12/17	3,000,000	3,000,000
JP MORGAN SECURITIES LLC		1.33%	07/05/17	09/05/17	132,000,000	132,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.30%	07/06/17	09/06/17	83,000,000	83,000,000
	b	1.29%	07/10/17	09/08/17	12,000,000	12,000,000
UNITED OVERSEAS BANK LTD	b	1.20%	07/06/17	10/06/17	44,000,000	44,000,000
						448,000,000
13
Schwab Advisor Cash Reserves  |  Semiannual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Certificates of Deposit 13.5%
BANK OF MONTREAL (CHICAGO BRANCH)		1.35%	07/17/17	09/15/17	139,000,000	139,000,000
		1.40%	07/21/17	09/21/17	14,000,000	14,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.36%	07/20/17	03/20/18	19,000,000	19,000,000
		1.37%	07/28/17	03/28/18	5,000,000	5,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		1.28%	07/03/17	09/05/17	156,000,000	156,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.40%	07/14/17	08/14/17	9,000,000	9,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.44%	07/24/17	04/24/18	125,000,000	125,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.44%	07/10/17	09/11/17	23,000,000	23,000,000
		1.24%	07/03/17	12/01/17	6,500,000	6,500,000
		1.27%	07/10/17	12/11/17	19,000,000	19,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.66%	07/17/17	08/17/17	32,000,000	32,001,714
		1.38%	07/03/17	10/03/17	111,000,000	111,000,000
		1.24%	07/05/17	12/05/17	20,000,000	20,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.40%	07/25/17	05/25/18	43,000,000	43,000,000
		1.42%	07/28/17	06/28/18	133,000,000	133,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.24%	07/07/17	09/07/17	50,000,000	50,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.69%		08/07/17	21,000,000	21,006,333
		1.38%	07/03/17	10/03/17	22,000,000	22,000,000
		1.30%	07/03/17	11/03/17	24,000,000	24,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.30%		07/03/17	86,000,000	86,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.45%	07/17/17	08/17/17	128,000,000	128,000,000
		1.43%	07/17/17	10/17/17	32,000,000	32,000,000
		1.37%	07/10/17	12/11/17	154,000,000	154,000,000
UBS AG (STAMFORD BRANCH)		1.41%	07/13/17	08/14/17	58,000,000	58,000,000
		1.32%	07/11/17	09/11/17	66,000,000	66,000,000
WELLS FARGO BANK NA		1.58%	07/14/17	10/16/17	210,000,000	210,000,000
		1.19%	07/10/17	11/10/17	29,000,000	29,000,000
		1.22%	07/10/17	12/01/17	15,000,000	15,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.72%		09/27/17	210,000,000	210,000,000
						1,959,508,047
U.S. Treasury Debt 0.8%
UNITED STATES TREASURY		1.17%	07/03/17	10/31/17	120,000,000	120,000,000
Variable Rate Demand Notes 2.4%
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)		1.32%		07/07/17	1,000,000	1,000,000
EAGLE CNTY
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)		1.32%		07/07/17	2,410,000	2,410,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)		1.22%		07/07/17	1,790,000	1,790,000
14
Schwab Advisor Cash Reserves  |  Semiannual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		1.24%		07/07/17	49,000,000	49,000,000
MAINE STATE HOUSING AUTH
TAXABLE MORTGAGE PURCHASE RB SERIES 2013G (LIQ: BARCLAYS BANK PLC)		1.19%		07/07/17	10,000,000	10,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		1.20%		07/07/17	56,000,000	56,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		1.13%		07/07/17	14,000,000	14,000,000
NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	1.00%		07/07/17	36,000,000	36,000,000
NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: BARCLAYS BANK PLC)	b	1.02%		07/07/17	25,000,000	25,000,000
NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: ROYAL BANK OF CANADA)	b	1.03%		07/07/17	3,000,000	3,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 6 (LOC: CITIBANK NA)	b	1.04%		07/07/17	7,000,000	7,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 8 (LOC: BARCLAYS BANK PLC)	b	1.05%		07/07/17	5,200,000	5,200,000
NUVEEN MUNICIPAL CREDIT INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: JPMORGAN CHASE BANK NA)	b	1.06%		07/07/17	18,400,000	18,400,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	1.06%		07/07/17	14,000,000	14,000,000
NUVEEN QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: BARCLAYS BANK PLC)	b	1.07%		07/07/17	11,000,000	11,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: BARCLAYS BANK PLC)	b	1.07%		07/07/17	15,000,000	15,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 3 (LOC: BARCLAYS BANK PLC)	b	1.07%		07/07/17	5,000,000	5,000,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)		1.32%		07/07/17	2,885,000	2,885,000
UNIVERSITY HOSPITAL HEALTH SYSTEMS
HOSPITAL RB SERIES 2013C (LOC: BARCLAYS BANK PLC)		1.19%		07/07/17	37,000,000	37,000,000
WESTERN ASSET INTERMEDIATE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		07/07/17	6,000,000	6,000,000
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		07/07/17	26,000,000	26,000,000
15
Schwab Advisor Cash Reserves  |  Semiannual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WESTERN ASSET MUNICIPAL PARTNERS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		07/07/17	4,000,000	4,000,000
						349,685,000
Other Instruments 0.8%
BANK OF AMERICA NA		1.25%	07/05/17	10/05/17	41,000,000	41,000,000
		1.26%	07/13/17	11/13/17	25,000,000	25,000,000
		1.26%	07/14/17	11/14/17	53,000,000	53,000,000
						119,000,000
Non-Financial Company Commercial Paper 1.1%
TOYOTA MOTOR CREDIT CORP		1.20%	07/03/17	02/23/18	54,000,000	54,000,000
		1.20%	07/03/17	02/26/18	100,000,000	100,000,000
						154,000,000
Total Variable-Rate Obligations
(Cost $3,460,193,047)						3,460,193,047
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 16.4% of net assets
U.S. Government Agency Repurchase Agreements* 2.8%
BANK OF NOVA SCOTIA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $28,842,692, 2.31% - 4.50%, due 04/01/28 - 04/01/47)		1.12%		07/03/17	28,002,613	28,000,000
BNP PARIBAS SA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $138,592,346, 0.75% - 7.50%, due 08/31/18 - 08/15/58)		1.12%		07/03/17	134,012,507	134,000,000
GOLDMAN SACHS & CO LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $10,200,000, 3.00% - 6.50%, due 05/01/26 - 04/01/47)		1.05%		07/03/17	10,000,875	10,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $54,590,001, 1.47% - 2.75%, due 10/20/45 - 05/20/67)		1.10%		07/03/17	53,004,858	53,000,000
MIZUHO SECURITIES USA LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $24,720,000, 4.50%, due 05/20/47)		1.15%		07/03/17	24,002,300	24,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $170,575,635, 3.50% - 4.00%, due 06/01/32 - 03/01/47)		1.10%		07/03/17	164,015,033	164,000,000
						413,000,000
16
Schwab Advisor Cash Reserves  |  Semiannual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreements 8.4%
BANK OF NOVA SCOTIA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $131,592,134, 1.25% - 2.13%, due 01/31/21 - 01/15/28)		1.10%		07/03/17	129,011,825	129,000,000
BARCLAYS BANK PLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $41,823,668, 0.00% - 3.00%, due 12/28/17 - 05/15/46)		1.05%		07/03/17	41,003,588	41,000,000
BARCLAYS CAPITAL INC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $1,207,649, 2.00% - 2.75%, due 07/31/18 - 02/15/22)		1.08%		07/03/17	1,184,036	1,183,929
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $1,045,087,180, 1.63% - 4.38%, due 11/15/22 - 05/15/41)		1.00%		07/03/17	1,045,087,083	1,045,000,000
						1,216,183,929
Other Repurchase Agreements** 5.2%
BNP PARIBAS SA
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $134,491,236, 0.00% - 10.50%, due 02/13/18 - 01/28/70)		1.32%		07/05/17	117,030,030	117,000,000
Issued 06/29/17, repurchase date 07/06/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $92,362,737, 1.42% - 10.75%, due 01/11/18 - 08/01/69)		1.28%		07/06/17	84,020,907	84,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 06/19/17, repurchase date 09/18/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $106,951,587, 1.39% - 4.54%, due 11/15/26 - 01/15/60)		1.61%		08/04/17	93,191,322	93,000,000
JP MORGAN SECURITIES LLC
Issued 06/01/17, repurchase date 11/28/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $39,153,873, 0.00% - 6.50%, due 02/06/18 - 09/01/44)		1.69%		09/28/17	34,189,937	34,000,000
Issued 06/20/17, repurchase date 12/18/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $154,176,506, 0.00% - 7.38%, due 02/01/18 - 03/15/47)		1.77%		09/28/17	134,658,833	134,000,000
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Schwab Advisor Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/02/17, repurchase date 08/31/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $96,600,000, 5.87% - 6.77%, due 04/25/28 - 10/25/28)		1.59%		08/04/17	84,233,730	84,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $70,157,658, 1.42% - 6.25%, due 02/25/35 - 02/20/47)		1.31%		07/03/17	61,006,659	61,000,000
Issued 06/27/17, repurchase date 07/03/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $51,761,852, 3.15% - 6.50%, due 01/15/18 - 12/15/46)		1.32%		07/03/17	45,009,900	45,000,000
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $67,867,415, 3.18% - 8.14%, due 02/25/34 - 02/11/44)		1.32%		07/05/17	59,015,143	59,000,000
Issued 06/30/17, repurchase date 07/07/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $11,503,303, 6.50% - 8.00%, due 04/01/19 - 06/15/20)		1.32%		07/07/17	10,002,567	10,000,000
Issued 04/25/17, repurchase date 10/23/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,160,382, 5.00%, due 03/01/19)		1.70%		10/03/17	1,007,603	1,000,000
Issued 05/15/17, repurchase date 11/13/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $35,958,289, 3.88% - 8.13%, due 07/01/19 - 04/01/24)		1.71%		10/03/17	31,207,623	31,000,000
						753,000,000
Total Repurchase Agreements
(Cost $2,382,183,929)						2,382,183,929

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $14,497,788,269.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,416,503,800 or 23.6% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

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Schwab Advisor Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

ABS —	Asset-backed securities
AUTH —	Authority
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIQ —	Liquidity agreement
LOC —	Letter of credit
RB —	Revenue bond

At June 30, 2017, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Advisor Cash Reserves
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at cost and value		$12,115,604,340
Repurchase agreements, at cost and value	+	2,382,183,929
Total investments, at cost and value (Note 2a)		14,497,788,269
Receivables:
Interest		17,125,783
Prepaid expenses	+	123,869
Total assets		14,515,037,921
Liabilities
Payables:
Investment adviser and administrator fees		3,797,994
Shareholder service fees		390,597
Distributions to shareholders		4,031,886
Accrued expenses	+	502,858
Total liabilities		8,723,335
Net Assets
Total assets		14,515,037,921
Total liabilities	–	8,723,335
Net assets		$14,506,314,586
Net Assets by Source
Capital received from investors		14,506,288,135
Net realized capital gains		26,451

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$3,889,690,330		3,889,339,858		$1.00
Premier Sweep Shares	$10,616,624,256		10,615,409,452		$1.00

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Schwab Advisor Cash Reserves
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Interest		$82,950,576
Expenses
Investment adviser and administrator fees		24,147,701
Shareholder service fees:
Sweep Shares		8,106,481
Premier Sweep Shares		22,569,723
Custodian fees		265,961
Registration fees		206,877
Portfolio accounting fees		147,492
Transfer agent fees		68,656
Professional fees		66,383
Independent trustees' fees		40,781
Shareholder reports		36,679
Other expenses	+	142,878
Total expenses		55,799,612
Expense reduction by CSIM and its affiliates	–	11,817,744
Net expenses	–	43,981,868
Net investment income		38,968,708
Realized Gains (Losses)
Net realized gains on investments		26,451
Increase in net assets resulting from operations		$38,995,159
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Schwab Advisor Cash Reserves
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$38,968,708	$20,579,904
Net realized gains	+	26,451	1,669,294
Increase in net assets from operations		38,995,159	22,249,198
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(9,252,646)	(3,759,761)
Premier Sweep Shares	+	(29,716,062)	(16,820,143)
Total distributions from net investment income		(38,968,708)	(20,579,904)
Distributions from net realized gains
Sweep Shares		—	(22,279)
Premier Sweep Shares	+	—	(61,288)
Total distributions from net realized gains		—	(83,567)
Total distributions		(38,968,708)	(20,663,471)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		5,275,536,901	13,081,303,244
Premier Sweep Shares	+	17,278,283,936	48,870,327,549
Total shares sold		22,553,820,837	61,951,630,793
Shares Reinvested
Sweep Shares		8,229,524	3,715,910
Premier Sweep Shares	+	26,543,337	16,570,953
Total shares reinvested		34,772,861	20,286,863
Shares Redeemed
Sweep Shares		(5,878,566,708)	(13,806,526,765)
Premier Sweep Shares	+	(19,026,164,821)	(54,772,836,710)
Total shares redeemed		(24,904,731,529)	(68,579,363,475)
Net transactions in fund shares		(2,316,137,831)	(6,607,445,819)
Net Assets
Beginning of period		16,822,425,966	23,428,286,058
Total decrease	+	(2,316,111,380)	(6,605,860,092)
End of period		$14,506,314,586	$16,822,425,966
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Advisor Cash Reserves
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Advisor Cash Reserves is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Variable Share Price Money Fund™
Schwab Government Money Fund™	Schwab Retirement Government Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund™
Schwab Advisor Cash Reserves	Schwab New York Municipal Money Fund™
Schwab Cash Reserves™	Schwab New Jersey Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Pennsylvania Municipal Money Fund™
Schwab Investor Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Advisor Cash Reserves offers two share classes: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
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Schwab Advisor Cash Reserves
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2017, the fund had investments in repurchase agreements with a gross value of $2,382,183,929 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Schwab Advisor Cash Reserves
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
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Schwab Advisor Cash Reserves
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency
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Schwab Advisor Cash Reserves
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; the imposition of economic sanctions or other government restrictions; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2017, the aggregate advisory fee paid to CSIM by the fund was 0.31%, as a percentage of the fund's average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab's written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund's shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider's actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation), as follows:
Sweep Shares	0.66%
Premier Sweep Shares	0.59%
In addition, effective January 1, 2017 through December 31, 2017, CSIM and its affiliates agreed to waive an additional amount of the fund's expenses equal to 0.035% of the fund's average daily net assets.
During the period ended June 30, 2017, the fund waived $11,817,744 in expenses in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. There were no voluntary waivers or reimbursements to the fund during the period ending June 30, 2017.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Financial Notes, unaudited (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had no capital loss carryforwards.
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

8. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Advisor Cash Reserves (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 19, 2017, and June 6, 2017, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 6, 2017. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the

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context of their review of Fund expenses and adviser profitability, as discussed in more detail below, and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses and methodology. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Advisor Cash Reserves  |  Semiannual Report

Schwab Advisor Cash Reserves
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Advisor Cash Reserves  |  Semiannual Report

Schwab Advisor Cash Reserves
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/schwabfunds_prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Advisor Cash Reserves  |  Semiannual Report

Notes

Notes

Notes

Schwab Advisor Cash Reserves
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR32959-12
00196505

Semiannual Report  |  June 30, 2017
Schwab Retirement Advantage Money Fund®
Schwab Investor Money Fund®

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
The past few years have been an eventful period for the money market fund industry, with Money Market Fund Reform changing the way in which many money market funds are managed. New regulations resulted in certain money market funds moving from a stable net asset value (NAV) to one that “floats,” or changes along with the underlying value of securities in a fund’s portfolio. Investor eligibility requirements on certain types of money market funds also changed as a result of new regulations. Then there’s the Federal Reserve, which pivoted from maintaining historically low short-term interest rates since the financial crisis to raising the federal funds rate three times over the last 18 months, pushing money market fund yields higher.
At Charles Schwab Investment Management, we tend to view new developments such as those we’ve witnessed as creating new opportunities to benefit our investors. In recent years, we’ve instituted changes to the Schwab Taxable Money Fund product lineup in order to continue to provide money market funds that a wide array of investor types find appealing. While our stable NAV money market funds remain available to the majority of our investors, we launched the Schwab Variable Share Price Money Fund to provide a prime money market fund option for those no longer eligible for stable NAV money market funds. We also introduced the Schwab Retirement Government Money Fund for retirement plans looking for government money fund market exposure.
In addition, we regularly adjust the composition of the Schwab Taxable Money Fund holdings to take advantage of what we view as emerging opportunities among money market securities. In recent months, for example, we added variable rate demand municipal securities in order to add yield and liquidity to the portfolios. While the Schwab Taxable Money Funds weren’t active investors in these securities in the past, the current market has made the yields on such securities attractive.
To be certain, it’s a challenging environment for issuers and money market funds alike. As one of the largest money market fund managers in the market today, Charles Schwab Investment Management is committed to staying on top of the changes that could affect your money market fund investments.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Retirement Advantage Money Fund or the Schwab Investor Money Fund, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ As one of the largest money market fund managers in the market today, Charles Schwab Investment Management is committed to staying on top of the changes that could affect your money market fund investments.”

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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
The Investment Environment

Over the six-month reporting period ended June 30, 2017, yields on taxable money market funds generally rose as the Federal Reserve (Fed) raised short-term interest rates twice in the first half of 2017. Steady economic growth and a solid labor market contributed to the Fed’s decision to raise the federal funds rate to a target range of 0.75% to 1.00% in March, with expectations for two additional increases in 2017. The Fed raised rates again in June by another 25 basis points, signaling continued confidence in the global economy as well as in future inflation. Though the March increase was largely unexpected until about two weeks before the Fed’s meeting, both rate hikes were already priced into equity markets by the time they were announced and as such, market responses were muted. After the June meeting, the Fed also announced plans to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. Since the 2013 “taper tantrum” when fear of the Fed’s decision to scale back quantitative easing sent Treasury yields up sharply, Fed officials have been careful to communicate their future monetary policy plans to avoid drastic investor moves and allow markets time to gradually adjust. While no exact timeline was given for this unwinding, minutes from the June meeting indicated several Fed officials wanted to begin later in 2017 and complete the process over several years.
Outside the U.S., central banks’ policy measures continued to influence global markets. In Europe, several central banks began to look ahead toward less accommodative monetary policies. Most notably, European Central Bank (ECB) head Mario Draghi expressed optimism about eurozone economic growth and future inflation toward the end of the reporting period. This led many investors to believe the end of the ECB’s bond buying program and other easy policy measures may be near. European bond yields rose in response, and as many investors assumed the Fed would follow suit, longer-term bond yields in the U.S. also moved sharply upward. Meanwhile in Asia, the Bank of Japan (BOJ) indicated that Japanese monetary policy would remain accommodative for the time being. Despite positive economic measures, including solid exports and private consumption, inflation remained below the BOJ’s target, resulting in the unchanged easy policy stance.
During the six-month reporting period, the U.S. yield curve generally flattened. Short-term yields, which are directly influenced by central bank policy, remained low and relatively steady through February, and then rose sharply in anticipation of the Fed’s short-term interest rate increase in March. With expectations for an additional rate hike in June that ultimately came to fruition, short-term yields maintained their upward trajectory through the remainder of the reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over the first six months of the year, inflation remained muted and so longer-term yields ended the reporting period slightly below where they began. Meanwhile, the yields on many international government-backed securities generally increased but remained lower than those in the U.S., further increasing the appeal of U.S. Treasuries.
Management views may have changed since the report date.
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the funds. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report

Schwab Retirement Advantage Money Fund

The Schwab Retirement Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the six-month reporting period ended June 30, 2017, market volatility remained low amid steady economic growth and lessening political uncertainty in both the U.S. and abroad. Equity markets in the U.S. rallied early in 2017 in response to expectations for policy changes from the Trump administration, including reduced financial regulation and tax reform, while the U.S. dollar generally weakened. Outside the U.S., officials from both the Bank of England and European Central Bank hinted at possible steps toward a more normalized monetary policy environment, though no significant moves were made as of the end of the reporting period. Meanwhile, the Federal Reserve (Fed) signaled its confidence in the global economy and raised the federal funds rate target range in March and in June. Though these increases were largely anticipated, the pace of future interest rate hikes remained uncertain. As a result, money market curves flattened in the second half of the reporting period.
The Fed’s Reverse Repurchase Facility is a supplementary policy tool to help control the federal funds rate and keep it in the target range set by the Federal Open Market Committee (FOMC). In addition to effectively setting a floor on interest rates, it continued to play a key role in the money market sector by offering a much needed source of supply, which in turn helped to keep short-term markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. The fund’s investment adviser also continued to monitor developments tied to the United Kingdom’s decision to leave the European Union (Brexit) and other potential changes in overseas monetary policies. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) generally declined, beginning the reporting period at 41 days and ending at 33 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	33 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report

Schwab Retirement Advantage Money Fund
Performance and Fund Facts as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Advantage Money Fund
Ticker Symbol	SWIXX
Minimum Initial Investment[1]	$25,000
Seven-Day Yield (with waivers)[2]	0.79%
Seven-Day Yield (without waivers)[2]	0.58%
Seven-Day Effective Yield (with waivers)[2]	0.80%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report

Schwab Investor Money Fund

The Schwab Investor Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2017, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the six-month reporting period ended June 30, 2017, market volatility remained low amid steady economic growth and lessening political uncertainty in both the U.S. and abroad. Equity markets in the U.S. rallied early in 2017 in response to expectations for policy changes from the Trump administration, including reduced financial regulation and tax reform, while the U.S. dollar generally weakened. Outside the U.S., officials from both the Bank of England and European Central Bank hinted at possible steps toward a more normalized monetary policy environment, though no significant moves were made as of the end of the reporting period. Meanwhile, the Federal Reserve (Fed) signaled its confidence in the global economy and raised the federal funds rate target range in March and in June. Though these increases were largely anticipated, the pace of future interest rate hikes remained uncertain. As a result, money market curves flattened in the second half of the reporting period.
The Fed’s Reverse Repurchase Facility is a supplementary policy tool to help control the federal funds rate and keep it in the target range set by the Federal Open Market Committee (FOMC). In addition to effectively setting a floor on interest rates, it continued to play a key role in the money market sector by offering a much needed source of supply, which in turn helped to keep short-term markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. The fund’s investment adviser also continued to monitor developments tied to the United Kingdom’s decision to leave the European Union (Brexit) and other potential changes in overseas monetary policies. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) generally declined, beginning the reporting period at 42 days and ending at 31 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	31 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report

Schwab Investor Money Fund
Performance and Fund Facts as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Investor Money Fund
Ticker Symbol	SWRXX
Minimum Initial Investment[1]	$1 Retirement Plan Participants $2,500 Other Investors
Seven-Day Yield (with waivers)[2]	0.74%
Seven-Day Yield (without waivers)[2]	0.60%
Seven-Day Effective Yield (with waivers)[2]	0.74%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2017 and held through June 30, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/17	Ending Account Value (Net of Expenses) at 6/30/17	Expenses Paid During Period 1/1/17-6/30/17[2]
Schwab Retirement Advantage Money Fund
Actual Return	0.45%	$1,000.00	$1,003.00	$2.23
Hypothetical 5% Return	0.45%	$1,000.00	$1,022.57	$2.26
Schwab Investor Money Fund
Actual Return	0.52%	$1,000.00	$1,002.80	$2.58
Hypothetical 5% Return	0.52%	$1,000.00	$1,022.22	$2.61

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report

Schwab Retirement Advantage Money Fund
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.30% [3]	0.23%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.45% [4]	0.46% [5]	0.27% [5]	0.21% [5]	0.24% [5]	0.27% [5]
Gross operating expenses	0.67% [4]	0.63%	0.61%	0.61%	0.61%	0.61%
Net investment income (loss)	0.61% [4]	0.18%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$227	$252	$700	$741	$784	$806

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
57.4%	Fixed-Rate Obligations	130,488,923	130,488,923
24.6%	Variable-Rate Obligations	56,005,692	56,005,692
18.0%	Repurchase Agreements	40,790,795	40,790,795
100.0%	Total Investments	227,285,410	227,285,410
(0.0%)	Other Assets and Liabilities, Net		(12,023)
100.0%	Net Assets		227,273,387

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 57.4% of net assets
Asset-Backed Commercial Paper 19.0%
ALPINE SECURITIZATION LTD	a,b	1.21%		07/03/17	1,000,000	999,933
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.15%		07/06/17	1,000,000	999,840
BARTON CAPITAL SA	a,b	1.30%		09/12/17	1,000,000	997,364
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.20%		07/06/17	1,000,000	999,833
CAFCO LLC	a,b	1.18%		09/06/17	1,500,000	1,496,706
	a,b	1.28%		09/22/17	475,000	473,598
CANCARA ASSET SECURITISATION LLC	a,b	1.13%		07/06/17	4,000,000	3,999,372
CHARTA LLC	a,b	1.18%		09/08/17	2,000,000	1,995,477
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.22%		09/05/17	1,591,000	1,587,441
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.31%		11/02/17	1,000,000	995,522
CRC FUNDING LLC	a,b	1.19%		08/01/17	2,000,000	1,997,968
FAIRWAY FINANCE CO LLC	a,b	1.12%		08/02/17	1,500,000	1,498,507
KELLS FUNDING LLC	a,b	1.12%		07/11/17	2,000,000	1,999,689
	a,b	1.12%		08/22/17	2,000,000	1,997,076
	a,b	1.14%		08/31/17	2,000,000	1,996,327
	a,b	1.18%		09/12/17	500,000	498,886
LMA AMERICAS LLC	a,b	1.29%		08/21/17	1,500,000	1,497,280
	a,b	1.27%		09/13/17	1,000,000	997,389
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.17%		08/22/17	1,000,000	998,310
METLIFE SHORT TERM FUNDING LLC	a,b	1.07%		07/05/17	3,500,000	3,499,584
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.15%		08/04/17	625,000	624,321
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.33%		09/21/17	1,000,000	996,982
STARBIRD FUNDING CORP	a,b	1.16%		08/16/17	3,000,000	2,995,553
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.18%		08/08/17	500,000	499,377
	a,b	1.32%		10/02/17	2,500,000	2,491,475
VICTORY RECEIVABLES CORP	a,b	1.17%		07/06/17	3,000,000	2,999,512
	a,b	1.16%		07/10/17	1,000,000	999,710
						43,133,032
Certificates of Deposit 19.4%
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.34%		07/18/17	1,000,000	1,000,000
		1.35%		09/01/17	1,000,000	1,000,000
		1.36%		10/18/17	1,000,000	1,000,000
		1.38%		10/24/17	2,000,000	2,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.35%		09/27/17	3,500,000	3,500,000
CITIBANK NA (NEW YORK BRANCH)		1.18%		09/01/17	4,000,000	4,000,000
		1.24%		10/06/17	1,500,000	1,500,000
		1.42%		12/14/17	1,000,000	1,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.18%		08/08/17	2,000,000	2,000,011
		1.20%		11/01/17	1,000,000	1,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.23%		08/02/17	3,000,000	3,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.19%		08/16/17	2,000,000	2,000,013
DNB BANK ASA (NEW YORK BRANCH)		1.17%		07/27/17	1,000,000	1,000,000
HSBC BANK USA NA		1.25%		08/02/17	1,000,000	1,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.23%		08/04/17	2,000,000	2,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.10%		07/07/17	1,000,000	1,000,000
		1.23%		07/27/17	1,000,000	1,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.30%		07/18/17	1,000,000	1,000,000
		1.30%		08/28/17	1,000,000	1,000,000
		1.40%		01/03/18	1,000,000	1,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.19%		09/01/17	1,000,000	1,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.23%		09/26/17	2,000,000	2,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.13%		07/14/17	1,000,000	1,000,000
		1.20%		09/14/17	1,000,000	1,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.16%		08/16/17	2,000,000	2,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.21%		09/20/17	2,000,000	2,000,000
UBS AG (STAMFORD BRANCH)		1.53%		09/01/17	1,000,000	1,000,543
WELLS FARGO BANK NA		1.27%		09/27/17	2,000,000	2,000,000
						44,000,567
Financial Company Commercial Paper 8.9%
BANK OF NOVA SCOTIA	b	1.24%		07/05/17	1,000,000	999,863
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DNB BANK ASA	b	1.11%		07/06/17	2,000,000	1,999,692
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	1.28%		09/27/17	2,000,000	1,993,742
ING US FUNDING LLC	a	1.29%		07/03/17	2,000,000	1,999,858
JP MORGAN SECURITIES LLC		1.42%		12/18/17	1,000,000	993,342
MACQUARIE BANK LTD	b	1.12%		08/03/17	1,000,000	998,973
NATIONWIDE BUILDING SOCIETY	b	1.19%		07/12/17	1,000,000	999,637
NORDEA BANK AB	b	1.21%		10/27/17	2,000,000	1,992,133
NRW BANK	b	1.10%		07/12/17	2,000,000	1,999,331
	b	1.27%		09/27/17	400,000	398,758
	b	1.30%		10/06/17	1,000,000	996,497
SOCIETE GENERALE SA	b	1.24%		07/31/17	1,000,000	998,967
UBS AG (LONDON BRANCH)	b	1.41%		12/21/17	1,000,000	993,272
UNITED OVERSEAS BANK LTD	b	1.21%		08/07/17	2,000,000	1,997,533
WESTPAC BANKING CORP	b	1.18%		08/01/17	1,000,000	998,993
						20,360,591
Non-Financial Company Commercial Paper 3.1%
ERSTE ABWICKLUNGSANSTALT	b	1.27%		09/27/17	1,000,000	996,895
GENERAL ELECTRIC CO		1.08%		07/06/17	4,000,000	3,999,400
TOTAL CAPITAL CANADA LTD	a,b	1.12%		07/03/17	1,000,000	999,938
TOYOTA MOTOR CREDIT CORP		1.21%		08/15/17	1,000,000	998,500
						6,994,733
Non-Negotiable Time Deposits 7.0%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		1.18%		07/07/17	2,000,000	2,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		07/06/17	5,000,000	5,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.11%		07/07/17	1,000,000	1,000,000
FIFTH THIRD BANK (CAYMAN ISLANDS BRANCH)		1.12%		07/06/17	1,000,000	1,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.05%		07/03/17	2,000,000	2,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.11%		07/07/17	1,000,000	1,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.12%		07/07/17	2,000,000	2,000,000
SUNTRUST BANK (CAYMAN ISLANDS BRANCH)		1.06%		07/03/17	1,000,000	1,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.06%		07/03/17	1,000,000	1,000,000
						16,000,000
Total Fixed-Rate Obligations
(Cost $130,488,923)						130,488,923

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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 24.6% of net assets
Asset-Backed Commercial Paper 2.6%
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.60%		07/11/17	1,000,000	1,000,089
OLD LINE FUNDING LLC	a,b	1.31%	07/10/17	10/10/17	3,000,000	3,000,000
THUNDER BAY FUNDING LLC	a,b	1.24%	07/03/17	10/02/17	2,000,000	2,000,000
						6,000,089
Financial Company Commercial Paper 0.9%
JP MORGAN SECURITIES LLC		1.33%	07/05/17	09/05/17	1,000,000	1,000,000
UNITED OVERSEAS BANK LTD	b	1.20%	07/06/17	10/06/17	1,000,000	1,000,000
						2,000,000
Certificates of Deposit 14.1%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.51%	07/10/17	08/10/17	2,000,000	2,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.33%	07/14/17	09/14/17	1,000,000	1,000,000
		1.35%	07/17/17	09/15/17	2,000,000	2,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.36%	07/20/17	03/20/18	2,000,000	2,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		1.28%	07/03/17	09/05/17	2,000,000	2,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.40%	07/14/17	08/14/17	2,000,000	2,000,000
CHASE BANK USA NA		1.37%	07/06/17	10/06/17	1,000,000	1,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.39%	07/27/17	09/27/17	2,000,000	2,000,000
		1.39%	07/31/17	09/29/17	2,000,000	2,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.27%	07/10/17	12/11/17	2,000,000	2,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.42%	07/28/17	06/28/18	1,000,000	1,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.45%	07/17/17	08/16/17	1,000,000	1,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.69%		08/07/17	2,000,000	2,000,603
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.30%		07/03/17	1,000,000	1,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.46%	07/17/17	09/15/17	2,000,000	2,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.43%	07/17/17	10/17/17	2,000,000	2,000,000
		1.37%	07/10/17	12/11/17	1,000,000	1,000,000
UBS AG (STAMFORD BRANCH)		1.32%	07/11/17	09/11/17	1,000,000	1,000,000
WELLS FARGO BANK NA		1.58%	07/14/17	10/16/17	1,000,000	1,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.44%	07/21/17	08/21/17	2,000,000	2,000,000
						32,000,603
Variable Rate Demand Notes 3.1%
CALIFORNIA ENTERPRISE DEVELOPMENT FINANCE AUTH
TAXABLE RB (SCONZA CANDY) SERIES 2008A (LOC: COMERICA BANK)		1.26%		07/07/17	1,005,000	1,005,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		1.24%		07/07/17	2,000,000	2,000,000
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		1.20%		07/07/17	1,000,000	1,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		1.13%		07/07/17	1,000,000	1,000,000
WESTERN ASSET INTERMEDIATE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		07/07/17	1,000,000	1,000,000
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		07/07/17	1,000,000	1,000,000
						7,005,000
U.S. Treasury Debt 2.2%
UNITED STATES TREASURY		1.17%	07/03/17	10/31/17	5,000,000	5,000,000
Other Instruments 1.7%
BANK OF AMERICA NA		1.28%	07/05/17	09/05/17	1,000,000	1,000,000
		1.25%	07/05/17	10/05/17	3,000,000	3,000,000
						4,000,000
Total Variable-Rate Obligations
(Cost $56,005,692)						56,005,692
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 18.0% of net assets
U.S. Government Agency Repurchase Agreements* 9.2%
BNP PARIBAS SA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,046,532, 1.50% - 6.50%, due 11/15/26 - 05/15/47)		1.12%		07/03/17	2,000,187	2,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $8,240,000, 3.00%, due 12/15/39)		1.10%		07/03/17	8,000,733	8,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $11,441,049, 3.50%, due 06/01/32)		1.10%		07/03/17	11,001,008	11,000,000
						21,000,000
U.S. Treasury Repurchase Agreements 2.6%
BANK OF NOVA SCOTIA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $5,100,543, 2.00% - 2.25%, due 12/31/23 - 06/30/24)		1.10%		07/03/17	5,000,458	5,000,000
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BARCLAYS CAPITAL INC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $806,616, 1.38% - 3.63%, due 12/31/18 - 02/15/21)		1.08%		07/03/17	790,866	790,795
						5,790,795
Other Repurchase Agreements** 6.2%
BNP PARIBAS SA
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,675, 0.00% - 8.88%, due 12/17/18 - 01/01/49)		1.32%		07/05/17	1,000,257	1,000,000
Issued 06/29/17, repurchase date 07/06/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,287, 0.00% - 3.49%, due 12/17/18 - 02/25/28)		1.28%		07/06/17	1,000,249	1,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,304,409, 3.21% - 3.51%, due 05/15/45 - 11/15/49)	a	1.36%		07/05/17	2,000,529	2,000,000
Issued 06/19/17, repurchase date 09/18/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,151,866, 3.51%, due 05/15/45)		1.61%		08/04/17	1,002,057	1,000,000
JP MORGAN SECURITIES LLC
Issued 06/20/17, repurchase date 12/18/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,301,466, 1.30% - 6.50%, due 11/01/19 - 09/01/44)		1.77%		09/28/17	2,009,833	2,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/02/17, repurchase date 08/31/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,001, 5.22%, due 05/27/25)		1.59%		08/04/17	3,008,348	3,000,000
WELLS FARGO SECURITIES LLC
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,296, 6.42%, due 07/15/40)		1.32%		07/05/17	1,000,257	1,000,000
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 04/25/17, repurchase date 10/23/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,319,659, 4.17%, due 07/19/32)		1.70%		10/03/17	2,015,206	2,000,000
Issued 05/15/17, repurchase date 11/13/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,159,942, 3.68%, due 08/16/47)		1.71%		10/03/17	1,006,698	1,000,000
						14,000,000
Total Repurchase Agreements
(Cost $40,790,795)						40,790,795

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $227,285,410.
a	Credit-enhanced security or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $69,909,904 or 30.8% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LOC —	Letter of credit
RB —	Revenue bond

At June 30, 2017, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Retirement Advantage Money Fund
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at cost and value		$186,494,615
Repurchase agreements, at cost and value	+	40,790,795
Total investments, at cost and value (Note 2a)		227,285,410
Cash		155
Receivables:
Interest		198,830
Fund shares sold		71,336
Prepaid expenses	+	8,989
Total assets		227,564,720
Liabilities
Payables:
Investment adviser and administrator fees		40,026
Shareholder service fees		25,919
Fund shares redeemed		101,069
Distributions to shareholders		72,926
Accrued expenses	+	51,393
Total liabilities		291,333
Net Assets
Total assets		227,564,720
Total liabilities	–	291,333
Net assets		$227,273,387
Net Assets by Source
Capital received from investors		227,269,775
Net realized capital gains		3,612

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$227,273,387		227,277,375		$1.00

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Schwab Retirement Advantage Money Fund
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Interest		$1,265,694
Expenses
Investment adviser and administrator fees		416,052
Shareholder service fees		261,519
Portfolio accounting fees		42,749
Custodian fees		28,478
Professional fees		19,337
Independent trustees' fees		14,797
Registration fees		11,062
Shareholder reports		1,216
Transfer agent fees		1,143
Other expenses	+	4,453
Total expenses		800,806
Expense reduction by CSIM and its affiliates	–	259,938
Net expenses	–	540,868
Net investment income		724,826
Realized Gains (Losses)
Net realized gains on investments		3,612
Increase in net assets resulting from operations		$728,438
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Schwab Retirement Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$724,826	$963,945
Net realized gains	+	3,612	17,920
Increase in net assets from operations		728,438	981,865
Distributions to Shareholders
Distributions from net investment income		(724,826)	(972,921)
Distributions from net realized gains	+	—	(11,933)
Total distributions		(724,826)	(984,854)
Transactions in Fund Shares*
Shares sold		108,243,894	324,887,783
Shares reinvested		650,629	972,972
Shares redeemed	+	(133,185,561)	(773,871,163)
Net transactions in fund shares		(24,291,038)	(448,010,408)
Net Assets
Beginning of period		251,560,813	699,574,210
Total decrease	+	(24,287,426)	(448,013,397)
End of period		$227,273,387	$251,560,813
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Investor Money Fund
Financial Statements
Financial Highlights
	1/01/17– 6/30/17*	1/01/16– 12/31/16	1/01/15– 12/31/15	1/01/14– 12/31/14	1/01/13– 12/31/13	1/01/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	—	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.28% [3]	0.13%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.52% [4],[5]	0.55% [5]	0.27% [5]	0.21% [5]	0.25% [5]	0.27% [5]
Gross operating expenses	0.66% [4]	0.65%	0.64%	0.64%	0.64%	0.63%
Net investment income (loss)	0.56% [4]	0.11%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$609	$607	$1,025	$939	$1,047	$1,205

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
60.7%	Fixed-Rate Obligations	369,729,706	369,729,706
23.7%	Variable-Rate Obligations	143,980,409	143,980,409
15.4%	Repurchase Agreements	93,998,972	93,998,972
99.8%	Total Investments	607,709,087	607,709,087
0.2%	Other Assets and Liabilities, Net		1,510,857
100.0%	Net Assets		609,219,944

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 60.7% of net assets
Asset-Backed Commercial Paper 15.5%
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.23%		09/11/17	1,000,000	997,540
	a,b	1.30%		09/22/17	1,000,000	997,003
BARTON CAPITAL SA	a,b	1.20%		08/28/17	1,000,000	998,067
	a,b	1.30%		09/18/17	1,500,000	1,495,721
BEDFORD ROW FUNDING CORP	a,b	1.25%		10/10/17	2,000,000	1,993,042
	a,b	1.35%		11/13/17	4,000,000	3,979,900
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.20%		07/06/17	3,000,000	2,999,500
	a,b	1.20%		07/07/17	1,000,000	999,800
	a,b	1.25%		07/17/17	1,000,000	999,445
CAFCO LLC	a,b	1.18%		09/06/17	4,000,000	3,991,216
CANCARA ASSET SECURITISATION LLC	a,b	1.13%		07/06/17	5,000,000	4,999,215
	a,b	1.13%		07/07/17	2,000,000	1,999,623
CHARTA LLC	a,b	1.18%		09/08/17	1,000,000	997,738
	a,b	1.28%		10/05/17	2,000,000	1,993,173
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.22%		09/05/17	1,000,000	997,763
CRC FUNDING LLC	a,b	1.19%		08/01/17	2,000,000	1,997,968
	a,b	1.18%		09/05/17	4,000,000	3,991,347
KELLS FUNDING LLC	a,b	1.12%		07/11/17	15,000,000	14,997,667
	a,b	1.13%		08/04/17	3,000,000	2,997,081
LMA AMERICAS LLC	a,b	1.23%		09/07/17	2,000,000	1,995,353
	a,b	1.35%		10/02/17	1,000,000	996,513
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.17%		08/22/17	3,000,000	2,994,930
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.19%		07/05/17	1,000,000	999,868
	a,b	1.23%		09/14/17	4,000,000	3,989,750
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.20%		07/06/17	3,000,000	2,999,500
	a,b	1.18%		08/02/17	3,000,000	2,996,853
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.21%		08/01/17	3,000,000	2,996,874
	a,b	1.21%		08/24/17	1,000,000	998,185
	a,b	1.33%		09/20/17	1,000,000	997,019
STARBIRD FUNDING CORP	a,b	1.16%		08/16/17	1,000,000	998,518
THUNDER BAY FUNDING LLC	a,b	1.30%		10/02/17	5,000,000	4,983,208
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.18%		08/08/17	5,000,000	4,993,772
VICTORY RECEIVABLES CORP	a,b	1.17%		07/06/17	2,000,000	1,999,675
	a,b	1.30%		09/19/17	4,000,000	3,988,444
	a,b	1.32%		09/21/17	1,000,000	996,993
						94,348,264
Financial Company Commercial Paper 9.4%
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD	b	1.20%		10/23/17	2,000,000	1,992,463
BNZ INTERNATIONAL FUNDING LTD	a,b	1.20%		07/24/17	1,500,000	1,498,850
BPCE SA	b	1.15%		07/14/17	7,000,000	6,997,093
	b	1.19%		08/01/17	2,000,000	1,997,951
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.22%		07/26/17	2,000,000	1,998,319
DNB BANK ASA	b	1.11%		07/06/17	5,000,000	4,999,229
ING US FUNDING LLC	a	1.29%		07/03/17	4,000,000	3,999,716
	a	1.20%		09/18/17	1,000,000	997,367
	a	1.23%		09/25/17	5,000,000	4,985,428
JP MORGAN SECURITIES LLC		1.29%		10/24/17	3,000,000	2,987,733
		1.42%		12/18/17	4,000,000	3,973,367
MACQUARIE BANK LTD	b	1.12%		08/03/17	1,000,000	998,973
	b	1.33%		09/26/17	2,000,000	1,993,572
NATIONWIDE BUILDING SOCIETY	b	1.14%		08/02/17	4,000,000	3,995,947
NRW BANK	b	1.04%		07/05/17	1,000,000	999,885
	b	1.30%		10/06/17	2,000,000	1,992,994
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.34%		10/12/17	2,000,000	1,992,389
SOCIETE GENERALE SA	b	1.23%		07/31/17	1,000,000	998,975
UNITED OVERSEAS BANK LTD	b	1.21%		08/07/17	3,000,000	2,996,300
	b	1.18%		08/25/17	3,000,000	2,994,615
	b	1.18%		08/28/17	1,000,000	998,107
WESTPAC BANKING CORP	b	1.18%		08/01/17	1,000,000	998,992
						57,388,265
Non-Financial Company Commercial Paper 2.9%
GENERAL ELECTRIC CO		1.08%		07/06/17	6,000,000	5,999,100
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TOTAL CAPITAL CANADA LTD	a,b	1.12%		07/03/17	3,000,000	2,999,813
TOYOTA MOTOR CREDIT CORP		1.26%		07/10/17	3,000,000	2,999,063
		1.20%		07/31/17	6,000,000	5,994,050
						17,992,026
Certificates of Deposit 19.7%
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		1.28%		07/07/17	3,000,000	3,000,000
BANK OF THE WEST		1.05%		07/05/17	1,000,000	1,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.30%		08/15/17	1,000,000	1,000,000
		1.36%		08/15/17	3,000,000	3,000,000
		1.20%		09/08/17	1,000,000	1,000,000
		1.36%		10/18/17	1,000,000	1,000,000
		1.38%		10/24/17	5,000,000	5,000,000
		1.39%		12/15/17	1,000,000	1,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.20%		08/07/17	1,000,000	1,000,000
		1.35%		09/27/17	7,000,000	7,000,000
CITIBANK NA (NEW YORK BRANCH)		1.18%		09/05/17	1,000,000	1,000,000
		1.28%		09/14/17	6,000,000	6,000,000
		1.21%		09/20/17	2,000,000	2,000,000
		1.24%		10/06/17	1,000,000	1,000,000
		1.42%		12/14/17	2,000,000	2,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.18%		08/08/17	5,000,000	5,000,026
		1.16%		08/18/17	2,000,000	2,000,013
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.23%		08/02/17	4,000,000	4,000,000
		1.21%		10/19/17	3,000,000	3,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.20%		07/05/17	3,000,000	3,000,002
		1.18%		08/07/17	1,000,000	1,000,005
		1.21%		09/06/17	2,000,000	2,000,018
DNB BANK ASA (NEW YORK BRANCH)		1.17%		07/27/17	2,000,000	2,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.14%		07/06/17	5,000,000	5,000,000
HSBC BANK PLC		1.19%		08/09/17	3,000,000	3,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.23%		08/04/17	2,000,000	2,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.10%		07/06/17	2,000,000	2,000,000
		1.10%		07/07/17	1,000,000	1,000,000
		1.23%		07/27/17	1,000,000	1,000,000
		1.27%		08/04/17	2,000,000	2,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.30%		08/28/17	3,000,000	3,000,000
		1.35%		10/18/17	1,000,000	1,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.03%		07/26/17	5,000,000	5,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.19%		09/01/17	2,000,000	2,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.30%		08/01/17	1,000,000	1,000,000
		1.35%		08/01/17	3,000,000	3,000,000
		1.37%		12/19/17	3,000,000	3,000,000
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.17%		09/06/17	5,000,000	5,000,000
		1.19%		09/13/17	1,000,000	1,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.21%		07/26/17	2,000,000	2,000,000
SWEDBANK AB (NEW YORK BRANCH)		1.12%		07/06/17	5,000,000	5,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.18%		08/01/17	2,000,000	2,000,000
		1.18%		09/01/17	3,000,000	3,000,000
		1.23%		10/11/17	4,000,000	4,000,000
UBS AG (STAMFORD BRANCH)		1.35%		08/17/17	4,000,000	4,000,000
		1.53%		09/01/17	2,000,000	2,001,087
						120,001,151
Non-Negotiable Time Deposits 11.2%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		1.18%		07/06/17	4,000,000	4,000,000
		1.18%		07/07/17	1,000,000	1,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		07/06/17	15,000,000	15,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.11%		07/07/17	4,000,000	4,000,000
FIFTH THIRD BANK (CAYMAN ISLANDS)		1.12%		07/06/17	4,000,000	4,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.05%		07/03/17	12,000,000	12,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.11%		07/07/17	5,000,000	5,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.12%		07/07/17	5,000,000	5,000,000
SUNTRUST BANK (CAYMAN ISLANDS BRANCH)		1.06%		07/03/17	3,000,000	3,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.06%		07/03/17	8,000,000	8,000,000
UBS AG (CAYMAN ISLANDS BRANCH)		1.07%		07/05/17	7,000,000	7,000,000
						68,000,000
Other Instruments 2.0%
BANK OF AMERICA NA		1.24%		07/12/17	4,000,000	4,000,000
		1.21%		08/03/17	4,000,000	4,000,000
		1.20%		08/07/17	3,000,000	3,000,000
		1.19%		08/14/17	1,000,000	1,000,000
						12,000,000
Total Fixed-Rate Obligations
(Cost $369,729,706)						369,729,706

Variable-Rate Obligations 23.7% of net assets
Asset-Backed Commercial Paper 1.8%
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.40%	07/13/17	09/13/17	5,000,000	5,000,000
	a,b	1.19%	07/03/17	11/02/17	1,000,000	1,000,000
OLD LINE FUNDING LLC	a,b	1.30%	07/12/17	09/12/17	3,000,000	3,000,000
	a,b	1.23%	07/10/17	11/10/17	2,000,000	2,000,000
						11,000,000
25
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Financial Company Commercial Paper 0.5%
BANK OF NOVA SCOTIA	b	1.58%	07/13/17	02/13/18	2,000,000	2,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.29%	07/10/17	09/08/17	1,000,000	1,000,000
						3,000,000
Certificates of Deposit 15.9%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.51%	07/10/17	08/10/17	5,000,000	5,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.35%	07/17/17	09/15/17	2,000,000	2,000,000
		1.40%	07/21/17	09/21/17	3,000,000	3,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.36%	07/20/17	03/20/18	4,000,000	4,000,000
		1.37%	07/28/17	03/28/18	3,000,000	3,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		1.28%	07/03/17	09/05/17	2,000,000	2,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.40%	07/14/17	08/14/17	4,000,000	4,000,000
CHASE BANK USA NA		1.37%	07/06/17	10/06/17	7,000,000	7,000,000
CITIBANK NA (NEW YORK BRANCH)		1.41%	07/31/17	08/29/17	5,000,000	5,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.47%	07/13/17	09/13/17	4,000,000	4,000,000
		1.38%	07/17/17	11/17/17	3,000,000	3,000,000
		1.27%	07/10/17	12/11/17	2,000,000	2,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.66%	07/17/17	08/17/17	2,000,000	2,000,107
		1.33%	07/06/17	11/06/17	2,000,000	2,000,000
		1.24%	07/05/17	12/05/17	2,000,000	2,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.40%	07/25/17	05/25/18	1,000,000	1,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.28%	07/06/17	09/06/17	3,000,000	3,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.69%		08/07/17	1,000,000	1,000,302
		1.30%	07/03/17	11/03/17	4,000,000	4,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.30%		07/07/17	1,000,000	1,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.46%	07/17/17	09/15/17	4,000,000	4,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.45%	07/17/17	08/17/17	4,000,000	4,000,000
		1.43%	07/17/17	10/17/17	5,000,000	5,000,000
UBS AG (STAMFORD BRANCH)		1.41%	07/13/17	08/14/17	4,000,000	4,000,000
WELLS FARGO BANK NA		1.58%	07/14/17	10/16/17	17,000,000	17,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.44%	07/21/17	08/21/17	3,000,000	3,000,000
						97,000,409
U.S. Treasury Debt 0.5%
UNITED STATES TREASURY		1.17%	07/03/17	10/31/17	3,000,000	3,000,000
Variable Rate Demand Notes 3.3%
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)		1.21%		07/07/17	3,450,000	3,450,000
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
TAXABLE RB (CAPITAL CORRUGATED) SERIES 2016B (LOC: COMERICA BANK)		1.26%		07/07/17	2,760,000	2,760,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)		1.32%		07/07/17	1,500,000	1,500,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		1.24%		07/07/17	1,000,000	1,000,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)		1.21%		07/07/17	1,270,000	1,270,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		1.20%		07/07/17	2,000,000	2,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		1.13%		07/07/17	1,000,000	1,000,000
NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: BARCLAYS BANK PLC)	b	1.02%		07/07/17	1,000,000	1,000,000
NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 8 (LOC: BARCLAYS BANK PLC)	b	1.05%		07/07/17	1,000,000	1,000,000
NUVEEN MUNICIPAL CREDIT INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: JPMORGAN CHASE BANK NA)	b	1.06%		07/07/17	1,000,000	1,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	1.06%		07/07/17	1,000,000	1,000,000
NUVEEN QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 3 (LOC: BARCLAYS BANK PLC)	b	1.07%		07/07/17	1,000,000	1,000,000
WESTERN ASSET INTERMEDIATE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		07/07/17	1,000,000	1,000,000
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		07/07/17	1,000,000	1,000,000
						19,980,000
Other Instrument 0.7%
BANK OF AMERICA NA		1.28%	07/05/17	09/05/17	4,000,000	4,000,000
Non-Financial Company Commercial Paper 1.0%
TOYOTA MOTOR CREDIT CORP		1.47%	07/13/17	11/06/17	4,000,000	4,000,000
		1.38%	07/19/17	03/16/18	2,000,000	2,000,000
						6,000,000
Total Variable-Rate Obligations
(Cost $143,980,409)						143,980,409
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 15.4% of net assets
U.S. Government Agency Repurchase Agreements* 7.2%
BANK OF NOVA SCOTIA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $1,030,097, 3.00% - 4.50%, due 07/01/28 - 02/20/47)		1.12%		07/03/17	1,000,093	1,000,000
BNP PARIBAS SA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $6,141,545, 2.00% - 9.00%, due 11/15/18 - 05/15/47)		1.12%		07/03/17	6,000,560	6,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $6,180,000, 3.00%, due 12/15/39)		1.10%		07/03/17	6,000,550	6,000,000
MIZUHO SECURITIES USA LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $1,020,521, 2.90%, due 02/15/29)		1.15%		07/03/17	1,000,096	1,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $31,202,861, 3.50% - 4.00%, due 06/01/32 - 04/01/47)		1.10%		07/03/17	30,002,750	30,000,000
						44,000,000
U.S. Treasury Repurchase Agreements 2.1%
BANK OF NOVA SCOTIA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $12,241,208, 0.88% - 2.25%, due 08/15/17 - 06/30/24)		1.10%		07/03/17	12,001,100	12,000,000
BARCLAYS CAPITAL INC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $1,018,977, 1.00% - 1.13%, due 12/31/17 - 03/31/20)		1.08%		07/03/17	999,062	998,972
						12,998,972
Other Repurchase Agreements** 6.1%
BNP PARIBAS SA
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,901,934, 0.00% - 10.75%, due 08/01/19 - 03/25/36)		1.32%		07/05/17	6,001,540	6,000,000
Issued 06/29/17, repurchase date 07/06/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,151,782, 3.38% - 6.61%, due 01/10/22 - 12/15/55)		1.28%		07/06/17	3,000,747	3,000,000
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
CREDIT SUISSE SECURITIES (USA) LLC
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,603,123, 3.21%, due 11/15/49)	a	1.36%		07/05/17	4,001,058	4,000,000
Issued 06/19/17, repurchase date 09/18/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,603,475, 3.21% - 3.29%, due 12/10/44 - 11/15/49)		1.61%		08/04/17	4,008,229	4,000,000
JP MORGAN SECURITIES LLC
Issued 06/01/17, repurchase date 11/28/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,757,828, 1.30% - 6.50%, due 02/13/18 - 01/25/42)		1.69%		09/28/17	5,027,932	5,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/02/17, repurchase date 08/31/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,600,001, 5.22%, due 05/27/25)		1.59%		08/04/17	4,011,130	4,000,000
WELLS FARGO SECURITIES LLC
Issued 06/27/17, repurchase date 07/03/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,601,888, 4.75% - 7.25%, due 07/29/19 - 05/15/64)		1.32%		07/03/17	4,000,880	4,000,000
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,590, 3.31% - 4.91%, due 07/16/29 - 08/25/43)		1.32%		07/05/17	2,000,513	2,000,000
Issued 06/30/17, repurchase date 07/07/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,296, 4.17%, due 07/19/32)		1.32%		07/07/17	1,000,257	1,000,000
Issued 04/25/17, repurchase date 10/23/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,640,152, 5.00% - 8.00%, due 03/01/19 - 02/01/23)		1.70%		10/03/17	4,030,411	4,000,000
						37,000,000
Total Repurchase Agreements
(Cost $93,998,972)						93,998,972

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $607,709,087.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $157,794,968 or 25.9% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

ABS —	Asset-backed securities
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LOC —	Letter of credit
RB —	Revenue bond

At June 30, 2017, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report
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Schwab Investor Money Fund
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at cost and value		$513,710,115
Repurchase agreements, at cost and value	+	93,998,972
Total investments, at cost and value (Note 2a)		607,709,087
Receivables:
Fund shares sold		2,036,484
Interest		638,573
Prepaid expenses	+	21,983
Total assets		610,406,127
Liabilities
Payables:
Investment adviser and administrator fees		183,133
Fund shares redeemed		725,400
Distributions to shareholders		182,185
Accrued expenses	+	95,465
Total liabilities		1,186,183
Net Assets
Total assets		610,406,127
Total liabilities	–	1,186,183
Net assets		$609,219,944
Net Assets by Source
Capital received from investors		609,219,944

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$609,219,944		609,133,470		$1.00

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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report
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Schwab Investor Money Fund
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Interest		$3,289,111
Expenses
Investment adviser and administrator fees		1,063,058
Shareholder service fees		759,327
Portfolio accounting fees		47,880
Custodian fees		45,626
Shareholder reports		27,996
Professional fees		20,524
Registration fees		17,997
Independent trustees' fees		15,382
Transfer agent fees		3,109
Interest expense		253
Other expenses	+	6,171
Total expenses		2,007,323
Expense reduction by CSIM and its affiliates	–	413,102
Net expenses	–	1,594,221
Net investment income		1,694,890
Increase in net assets resulting from operations		$1,694,890
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Schwab Investor Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$1,694,890	$885,849
Net realized gains	+	—	106,701
Increase in net assets from operations		1,694,890	992,550
Distributions to Shareholders
Distributions from net investment income		(1,694,890)	(885,849)
Distributions from net realized gains	+	—	(19,553)
Total distributions		(1,694,890)	(905,402)
Transactions in Fund Shares*
Shares sold		194,044,725	446,488,753
Shares reinvested		1,396,907	842,248
Shares redeemed	+	(193,383,468)	(865,383,889)
Net transactions in fund shares		2,058,164	(418,052,888)
Net Assets
Beginning of period		607,161,780	1,025,127,520
Total increase or decrease	+	2,058,164	(417,965,740)
End of period		$609,219,944	$607,161,780
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
33
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Variable Share Price Money Fund™
Schwab Government Money Fund™	Schwab Retirement Government Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New York Municipal Money Fund™
Schwab Cash Reserves™	Schwab New Jersey Municipal Money Fund™
Schwab Retirement Advantage Money Fund	Schwab Pennsylvania Municipal Money Fund™
Schwab Investor Money Fund	Schwab Massachusetts Municipal Money Fund™
Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offer one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds' repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds' custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2017, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Retirement Advantage Money Fund	$40,790,795
Schwab Investor Money Fund	93,998,972
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although the funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low, or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though a fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the funds. Any decline in the value of the securities held by the fund could cause a fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
Foreign Investment Risk. Although the funds may invest only in U.S. dollar denominated securities, a fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; the imposition of economic sanctions or other government restrictions; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2017, the aggregate advisory fees paid to CSIM by the Schwab Retirement Advantage Money Fund and the Schwab Investor Money Fund were 0.35% and 0.35%, respectively, as a percentage of each fund's average daily net assets.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Shareholder Servicing Fee
Schwab Retirement Advantage Money Fund	0.22%
Schwab Investor Money Fund	0.25%
Contractual Expense Limitations
CSIM and its affiliates have made an additional agreement with the Schwab Retirement Advantage Money Fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.49% through April 29, 2019.
In addition, effective January 1, 2017 through December 31, 2017, CSIM and its affiliates agreed to waive an additional amount of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund expenses equal to 0.035% of the funds’ average daily net assets.
During the period ended June 30, 2017, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab Retirement Advantage Money Fund	$259,938	$259,938
Schwab Investor Money Fund	413,102	109,414
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Financial Notes, unaudited (continued)

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the funds had no capital loss carryforwards.
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the funds did not incur any interest or penalties.

8. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund (each a Fund and together, the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 19, 2017, and June 6, 2017, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 6, 2017. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser

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profitability, as discussed in more detail below, and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses and methodology. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Semiannual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/schwabfunds_prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR13605-21
00196507

Semiannual Report  |  June 30, 2017
Schwab Taxable Money Funds

Schwab Government
Money Fund™
Schwab U.S. Treasury
Money Fund™
(closed to new investors)
Schwab Treasury Obligations
Money Fund™
Schwab Value Advantage
Money Fund®

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
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Schwab Taxable Money Funds  |  Semiannual Report

Schwab Taxable Money Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
The past few years have been an eventful period for the money market fund industry, with Money Market Fund Reform changing the way in which many money market funds are managed. New regulations resulted in certain money market funds moving from a stable net asset value (NAV) to one that “floats,” or changes along with the underlying value of securities in the portfolio. Investor eligibility requirements on certain types of money market funds also changed as a result of new regulations. Then there’s the Federal Reserve, which pivoted from maintaining historically low short-term interest rates since the financial crisis to raising the federal funds rate three times over the last 18 months, pushing money market fund yields higher.
At Charles Schwab Investment Management, we tend to view new developments such as those we’ve witnessed as creating new opportunities to benefit our investors. In recent years, we’ve instituted changes to the Schwab Taxable Money Fund product lineup in order to continue to provide money market funds that a wide array of investor types find appealing. While our stable NAV money market funds remain available to the majority of our investors, we launched the Schwab Variable Share Price Money Fund to provide a prime money market fund option for those no longer eligible for stable NAV money market funds. We also introduced the Schwab Retirement Government Money Fund for retirement plans looking for government money fund market exposure.
In addition, we regularly adjust the composition of the Schwab Taxable Money Fund holdings to take advantage of what we view as emerging opportunities among money market securities. In recent months, for example, we added variable rate demand municipal securities in order to add yield and liquidity to the portfolios. While the Schwab Taxable Money Funds weren’t active investors in these securities in the past, the current market has made the yields on such securities attractive.
To be certain, it’s a challenging environment for issuers and money market funds alike. As one of the largest money market fund managers in the market today, Charles Schwab Investment Management is committed to staying on top of the changes that could affect your money market fund investments.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Taxable Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ As one of the largest money market fund managers in the market today, Charles Schwab Investment Management is committed to staying on top of the changes that could affect your money market fund investments.”

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Schwab Taxable Money Funds  |  Semiannual Report

Schwab Taxable Money Funds
The Investment Environment

Over the six-month reporting period ended June 30, 2017, yields on taxable money market funds generally rose as the Federal Reserve (Fed) raised short-term interest rates twice in the first half of 2017. Steady economic growth and a solid labor market contributed to the Fed’s decision to raise the federal funds rate to a target range of 0.75% to 1.00% in March, with expectations for two additional increases in 2017. The Fed raised rates again in June by another 25 basis points, signaling continued confidence in the global economy as well as in future inflation. Though the March increase was largely unexpected until about two weeks before the Fed’s meeting, both rate hikes were already priced into equity markets by the time they were announced and as such, market responses were muted. After the June meeting, the Fed also announced plans to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. Since the 2013 “taper tantrum” when fear of the Fed’s decision to scale back quantitative easing sent Treasury yields up sharply, Fed officials have been careful to communicate their future monetary policy plans to avoid drastic investor moves and allow markets time to gradually adjust. While no exact timeline was given for this unwinding, minutes from the June meeting indicated several Fed officials wanted to begin later in 2017 and complete the process over several years.
Outside the U.S., central banks’ policy measures continued to influence global markets. In Europe, several central banks began to look ahead toward less accommodative monetary policies. Most notably, European Central Bank (ECB) head Mario Draghi expressed optimism about eurozone economic growth and future inflation toward the end of the reporting period. This led many investors to believe the end of the ECB’s bond buying program and other easy policy measures may be near. European bond yields rose in response, and as many investors assumed the Fed would follow suit, longer-term bond yields in the U.S. also moved sharply upward. Meanwhile in Asia, the Bank of Japan (BOJ) indicated that Japanese monetary policy would remain accommodative for the time being. Despite positive economic measures, including solid exports and private consumption, inflation remained below the BOJ’s target, resulting in the unchanged easy policy stance.
During the six-month reporting period, the U.S. yield curve generally flattened. Short-term yields, which are directly influenced by central bank policy, remained low and relatively steady through February, and then rose sharply in anticipation of the Fed’s short-term interest rate increase in March. With expectations for an additional rate hike in June that ultimately came to fruition, short-term yields maintained their upward trajectory through the remainder of the reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over the first six months of the year, inflation remained muted and so longer-term yields ended the reporting period slightly below where they began. Meanwhile, the yields on many international government-backed securities generally increased but remained lower than those in the U.S., further increasing the appeal of U.S. Treasuries.
Management views may have changed since the report date.
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Schwab Taxable Money Funds  |  Semiannual Report

Schwab Taxable Money Funds
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She was most recently a portfolio manager, and from 2000 to 2003 worked as a fixed income trader. She has managed money market funds since 2003.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

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Schwab Taxable Money Funds  |  Semiannual Report

Schwab Taxable Money Funds
Fund Management (continued)

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund. Prior to joining CSIM in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a Senior Portfolio Manager where she managed and executed trades for a fixed income strategy. Prior to that role, she served as a Portfolio Manager performing fixed income analysis, a Senior Research Analyst for investor and dealer relations, a Senior Securities Operations Analyst in loan and securities operations, and a Lead Mortgage Securities Operations Specialist. She also worked at Merrill Lynch for a year as a Senior Specialist in fixed income global banking and investments.
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Schwab Taxable Money Funds  |  Semiannual Report

Schwab Government Money Fund

The Schwab Government Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, repurchase agreements, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, investing at least 80% of the fund’s net assets in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2017, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the six-month reporting period ended June 30, 2017, market volatility remained low amid steady economic growth and lessening political uncertainty in both the U.S. and abroad. Equity markets in the U.S. rallied early in 2017 in response to expectations for policy changes from the Trump administration, including reduced financial regulation and tax reform, while the U.S. dollar generally weakened. Meanwhile, the Federal Reserve (Fed) signaled its confidence in the global economy and took additional steps to normalize the U.S. interest rate environment, raising the federal funds rate target range in March and in June. Though these increases were largely anticipated, the pace of future interest rate hikes remained uncertain. As a result, short-term government and Treasury bill curves flattened in the second half of the reporting period.
The Fed’s Reverse Repurchase Facility is a supplementary policy tool to help control the federal funds rate and keep it in the target range set by the Federal Open Market Committee (FOMC). In addition to effectively setting a floor on interest rates, it continued to play a key role in the money market sector by offering a much needed source of supply, which in turn helped to keep short-term markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) generally declined, beginning the reporting period at 35 days and ending at 30 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	30 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
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Schwab Taxable Money Funds  |  Semiannual Report

Schwab Government Money Fund
Performance and Fund Facts as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Government Money Fund
	Sweep Shares	Purchased Shares
Ticker Symbol	SWGXX	SNVXX
Minimum Initial Investment	*	$25,000 [1]
Seven-Day Yield (with waivers)[2]	0.26%	0.51%
Seven-Day Yield (without waivers)[2]	0.23%	0.38%
Seven-Day Effective Yield (with waivers)[2]	0.26%	0.51%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Minimum initial investment for IRA and custodial accounts is $15,000. Minimum initial investment for Schwab Advisor Services accounts is $1,000.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Taxable Money Funds  |  Semiannual Report

Schwab U.S. Treasury Money Fund

The Schwab U.S. Treasury Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government. The fund will invest at least 99.5% of its total assets in cash and/or government securities; under normal circumstances, investing at least 80% of the fund’s net assets solely in U.S. Treasury securities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2017, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the six-month reporting period ended June 30, 2017, market volatility remained low amid steady economic growth and lessening political uncertainty in both the U.S. and abroad. Equity markets in the U.S. rallied early in 2017 in response to expectations for policy changes from the Trump administration, including reduced financial regulation and tax reform, while the U.S. dollar generally weakened. Meanwhile, the Federal Reserve (Fed) signaled its confidence in the global economy and took additional steps to normalize the U.S. interest rate environment, raising the federal funds rate target range in March and in June. Though these increases were largely anticipated, the pace of future interest rate hikes remained uncertain. As a result, short-term government and Treasury bill curves flattened in the second half of the reporting period.
The Fed’s Reverse Repurchase Facility is a supplementary policy tool to help control the federal funds rate and keep it in the target range set by the Federal Open Market Committee (FOMC). In addition to effectively setting a floor on interest rates, it continued to play a key role in the money market sector by offering a much needed source of supply, which in turn helped to keep short-term markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) generally declined, beginning the reporting period at 50 days and ending at 48 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	48 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The Fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
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Schwab Taxable Money Funds  |  Semiannual Report

Schwab U.S. Treasury Money Fund
Performance and Fund Facts as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab U.S. Treasury Money Fund
Sweep Shares
Ticker Symbol	SWUXX
Minimum Initial Investment	*
Seven-Day Yield (with waivers)[1]	0.35%
Seven-Day Yield (without waivers)[1]	0.20%
Seven-Day Effective Yield (with waivers)[1]	0.35%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Taxable Money Funds  |  Semiannual Report

Schwab Treasury Obligations Money Fund

The Schwab Treasury Obligations Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and in repurchase agreements backed by such investments. The fund will invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash and/or government securities; under normal circumstances, investing at least 80% of the fund’s net assets in U.S. Treasury obligations or repurchase agreements backed by such obligations (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2017, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the six-month reporting period ended June 30, 2017, market volatility remained low amid steady economic growth and lessening political uncertainty in both the U.S. and abroad. Equity markets in the U.S. rallied early in 2017 in response to expectations for policy changes from the Trump administration, including reduced financial regulation and tax reform, while the U.S. dollar generally weakened. Meanwhile, the Federal Reserve (Fed) signaled its confidence in the global economy and took additional steps to normalize the U.S. interest rate environment, raising the federal funds rate target range in March and in June. Though these increases were largely anticipated, the pace of future interest rate hikes remained uncertain. As a result, short-term government and Treasury bill curves flattened in the second half of the reporting period.
The Fed’s Reverse Repurchase Facility is a supplementary policy tool to help control the federal funds rate and keep it in the target range set by the Federal Open Market Committee (FOMC). In addition to effectively setting a floor on interest rates, it continued to play a key role in the money market sector by offering a much needed source of supply, which in turn helped to keep short-term markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) generally declined, beginning the reporting period at 45 days and ending at 38 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	38 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
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Schwab Taxable Money Funds  |  Semiannual Report

Schwab Treasury Obligations Money Fund
Performance and Fund Facts as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Treasury Obligations Money Fund
	Sweep Shares	Value Advantage Shares
Ticker Symbol	SNTXX	SNOXX
Minimum Initial Investment[1]	*	$25,000 [2]
Seven-Day Yield (with waivers)[3]	0.39%	0.69%
Seven-Day Yield (without waivers)[3]	0.26%	0.44%
Seven-Day Effective Yield (with waivers)[3]	0.39%	0.69%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Taxable Money Funds  |  Semiannual Report

Schwab Value Advantage Money Fund

The Schwab Value Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the six-month reporting period ended June 30, 2017, market volatility remained low amid steady economic growth and lessening political uncertainty in both the U.S. and abroad. Equity markets in the U.S. rallied early in 2017 in response to expectations for policy changes from the Trump administration, including reduced financial regulation and tax reform, while the U.S. dollar generally weakened. Outside the U.S., officials from both the Bank of England and European Central Bank hinted at possible steps toward a more normalized monetary policy environment, though no significant moves were made as of the end of the reporting period. Meanwhile, the Federal Reserve (Fed) signaled its confidence in the global economy and raised the federal funds rate target range in March and in June. Though these increases were largely anticipated, the pace of future interest rate hikes remained uncertain. As a result, money market curves flattened in the second half of the reporting period.
The Fed’s Reverse Repurchase Facility is a supplementary policy tool to help control the federal funds rate and keep it in the target range set by the Federal Open Market Committee (FOMC). In addition to effectively setting a floor on interest rates, it continued to play a key role in the money market sector by offering a much needed source of supply, which in turn helped to keep short-term markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. The fund’s investment adviser also continued to monitor developments tied to the United Kingdom’s decision to leave the European Union (Brexit) and other potential changes in overseas monetary policies. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) generally declined, beginning the reporting period at 46 days and ending at 33 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	33 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
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Schwab Taxable Money Funds  |  Semiannual Report

Schwab Value Advantage Money Fund
Performance and Fund Facts as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Value Advantage Money Fund
	Investor Shares	Select Shares®	Premier Shares	Ultra Shares®
Ticker Symbol	SWVXX	SWBXX	SWAXX	SNAXX
Minimum Initial Investment[1]	$25,000 [2]	$1,000,000	$3,000,000	$10,000,000
Seven-Day Yield (with waivers)[3]	0.85%	0.95%	1.02%	1.05%
Seven-Day Yield (without waivers)[3]	0.69%	0.79%	0.90%	0.92%
Seven-Day Effective Yield (with waivers)[3]	0.85%	0.95%	1.03%	1.06%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Taxable Money Funds  |  Semiannual Report

Schwab Taxable Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2017 and held through June 30, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/17	Ending Account Value (Net of Expenses) at 6/30/17	Expenses Paid During Period 1/1/17-6/30/17[2]
Schwab Government Money Fund
Sweep Shares
Actual Return	0.63%	$1,000.00	$1,000.40	$3.12
Hypothetical 5% Return	0.63%	$1,000.00	$1,021.68	$3.16
Purchased Shares
Actual Return	0.42%	$1,000.00	$1,001.50	$2.08
Hypothetical 5% Return	0.42%	$1,000.00	$1,022.72	$2.11
Schwab U.S. Treasury Money Fund
Actual Return	0.55%	$1,000.00	$1,000.70	$2.73
Hypothetical 5% Return	0.55%	$1,000.00	$1,022.07	$2.76
Schwab Treasury Obligations Money Fund
Sweep Shares
Actual Return	0.59%	$1,000.00	$1,000.60	$2.93
Hypothetical 5% Return	0.59%	$1,000.00	$1,021.87	$2.96
Value Advantage Shares
Actual Return	0.31%	$1,000.00	$1,002.00	$1.54
Hypothetical 5% Return	0.31%	$1,000.00	$1,023.26	$1.56
Schwab Value Advantage Money Fund
Investor Shares
Actual Return	0.41%	$1,000.00	$1,003.30	$2.04
Hypothetical 5% Return	0.41%	$1,000.00	$1,022.77	$2.06
Select Shares
Actual Return	0.31%	$1,000.00	$1,003.80	$1.54
Hypothetical 5% Return	0.31%	$1,000.00	$1,023.26	$1.56
Premier Shares
Actual Return	0.24%	$1,000.00	$1,004.10	$1.19
Hypothetical 5% Return	0.24%	$1,000.00	$1,023.61	$1.20
Ultra Shares
Actual Return	0.21%	$1,000.00	$1,004.30	$1.04
Hypothetical 5% Return	0.21%	$1,000.00	$1,023.76	$1.05

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Taxable Money Funds  |  Semiannual Report

Schwab Government Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	– [1]	(0.00) [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	(0.00) [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	(0.00) [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	—	—	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04% [3]	0.01%	—	—	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.63% [4],[5]	0.39% [4]	0.14% [4]	0.09% [4]	0.12% [4]	0.16% [4]
Gross operating expenses	0.71% [5]	0.71%	0.72%	0.72%	0.72%	0.73%
Net investment income (loss)	0.08% [5]	0.01%	—	—	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$26,729	$32,377	$23,017	$25,170	$21,706	$19,455

Purchased Shares	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/21/15 [6]– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	– [1]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	(0.00) [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	—
Net asset value at end of period	$1.00	$1.00	$1.00
Total return	0.15% [3]	0.05%	– [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.42% [5]	0.33%	0.20% [5]
Gross operating expenses	0.56% [5]	0.55%	0.57% [5]
Net investment income (loss)	0.29% [5]	0.09%	– [5]
Net assets, end of period (x 1,000,000)	$910	$939	$100
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
5
Annualized.
6
Commencement of operations.
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See financial notes

Schwab Government Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
48.0%	Fixed-Rate Obligations	13,275,452,308	13,275,452,308
25.1%	Variable-Rate Obligations	6,931,741,433	6,931,741,433
26.8%	Repurchase Agreements	7,417,246,502	7,417,246,502
99.9%	Total Investments	27,624,440,243	27,624,440,243
0.1%	Other Assets and Liabilities, Net		14,320,866
100.0%	Net Assets		27,638,761,109

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 48.0% of net assets
U.S. Government Agency Debt 47.2%
FEDERAL HOME LOAN BANKS		0.80%		07/05/17	497,000,000	496,955,822
		0.85%		07/05/17	242,500,000	242,477,097
		0.63%		07/07/17	397,200,000	397,158,294
		0.82%		07/07/17	195,000,000	194,973,513
		0.83%		07/07/17	86,000,000	85,988,175
		0.86%		07/07/17	92,000,000	91,986,829
		0.80%		07/12/17	268,000,000	267,934,489
		0.84%		07/12/17	58,300,000	58,285,036
		0.61%		07/14/17	497,000,000	496,890,522
		0.62%		07/14/17	30,000,000	29,993,283
		0.85%		07/14/17	434,400,000	434,267,448
		0.88%		07/14/17	189,000,000	188,939,940
		0.66%		07/17/17	6,000,000	5,998,240
		0.94%		07/17/17	233,000,000	232,902,658
		0.62%		07/19/17	586,500,000	586,318,771
		0.85%		07/19/17	526,700,000	526,475,362
		0.64%		07/21/17	761,300,000	761,030,333
		0.85%		07/21/17	97,000,000	96,953,979
		0.83%		07/24/17	97,000,000	96,948,873
		0.64%		07/26/17	742,000,000	741,670,737
		0.86%		07/26/17	583,000,000	582,651,819
		0.64%		07/28/17	250,000,000	249,880,375
		0.97%		07/28/17	149,910,000	149,800,716
		0.97%		08/01/17	73,000,000	72,939,339
16
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.88%		08/02/17	90,000,000	89,929,600
		0.99%		08/02/17	339,150,000	338,852,710
		1.03%		08/09/17	38,150,000	38,107,431
		0.70%		08/11/17	4,000,000	3,996,811
		0.67%		08/16/17	488,000,000	487,582,218
		0.67%		08/18/17	244,000,000	243,782,027
		0.70%		08/23/17	296,000,000	295,697,134
		0.68%		08/25/17	239,000,000	238,750,245
		0.98%		08/25/17	243,000,000	242,638,031
		0.70%		08/30/17	240,000,000	239,722,000
		1.00%		09/01/17	423,000,000	422,275,142
		1.01%		09/06/17	79,000,000	78,851,649
		0.75%		09/08/17	116,000,000	115,960,585
		1.04%		09/13/17	355,000,000	354,241,818
		0.92%		09/18/17	61,000,000	60,876,846
		1.05%		09/20/17	200,000,000	199,529,750
		0.92%		10/04/17	206,000,000	205,499,878
		1.07%		10/04/17	193,500,000	192,953,631
		0.92%		10/13/17	243,000,000	242,354,160
		0.95%		10/13/17	97,200,000	96,932,117
		1.08%		10/20/17	144,000,000	143,520,480
		1.09%		10/24/17	241,000,000	240,164,701
		0.98%		10/25/17	230,000,000	229,274,452
		0.95%		11/01/17	15,000,000	14,951,313
		0.95%		11/02/17	70,800,000	70,568,327
		1.00%		11/03/17	231,000,000	230,197,917
		1.00%		11/08/17	146,000,000	145,472,778
		1.09%		12/06/17	88,000,000	87,579,790
		1.13%		12/13/17	96,000,000	95,501,040
		1.14%		12/29/17	20,000,000	19,885,367
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.75%		07/14/17	29,000,000	28,999,059
		1.00%		07/28/17	25,000,000	25,006,478
		0.83%		08/08/17	243,000,000	242,787,105
		0.84%		08/28/17	146,000,000	145,802,413
		1.00%		09/29/17	2,000,000	2,000,289
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.88%		10/26/17	49,310,000	49,295,923
						13,048,962,865
U.S. Treasury Debt 0.8%
UNITED STATES TREASURY		0.88%		10/15/17	50,000,000	49,984,704
		1.00%		12/15/17	176,500,000	176,504,739
						226,489,443
Total Fixed-Rate Obligations
(Cost $13,275,452,308)						13,275,452,308

17
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 25.1% of net assets
U.S. Government Agency Debt 21.9%
FEDERAL FARM CREDIT BANKS FUNDING CORP		1.24%		07/26/17	35,000,000	34,999,754
		1.25%	07/28/17	08/28/17	150,000,000	149,996,364
		1.15%	07/06/17	11/06/17	135,000,000	134,990,409
FEDERAL HOME LOAN BANKS		0.73%		07/17/17	174,500,000	174,500,669
		0.74%		07/26/17	240,000,000	239,998,996
		0.74%		08/15/17	127,150,000	127,153,669
		1.20%	07/18/17	08/18/17	50,000,000	50,000,000
		1.06%	07/06/17	10/06/17	235,000,000	235,000,000
		1.08%	07/13/17	10/13/17	100,000,000	100,000,000
		1.08%	08/02/17	11/02/17	182,700,000	182,676,682
		1.13%	09/01/17	12/01/17	150,000,000	150,000,000
		1.16%	07/07/17	12/07/17	100,000,000	99,997,820
		1.02%	07/13/17	12/13/17	258,000,000	258,000,000
		1.12%	07/02/17	01/02/18	52,000,000	52,077,046
		0.88%	07/19/17	01/19/18	97,150,000	97,150,000
		1.05%	07/22/17	01/22/18	476,000,000	476,000,000
		0.88%	07/26/17	01/26/18	145,500,000	145,500,000
		0.80%	08/09/17	02/09/18	241,000,000	241,000,000
		1.03%	08/16/17	02/16/18	97,150,000	97,229,317
		1.04%	08/26/17	02/26/18	389,000,000	389,112,612
		0.97%	07/12/17	03/12/18	315,000,000	315,000,000
		1.05%	09/19/17	03/19/18	121,500,000	121,581,742
		0.97%	09/21/17	03/21/18	146,000,000	146,012,214
		1.03%	07/12/17	04/12/18	50,000,000	50,013,900
		0.83%	08/13/17	05/11/18	97,000,000	96,999,514
		0.83%	08/15/17	05/15/18	193,000,000	193,003,643
		1.18%	09/07/17	06/07/18	97,150,000	97,355,578
		0.94%	07/03/17	07/03/18	97,000,000	97,000,000
		1.13%	07/20/17	07/20/18	240,000,000	240,000,000
		1.07%	07/24/17	07/24/18	97,000,000	97,000,000
		1.08%	07/27/17	07/27/18	144,000,000	144,000,000
		1.11%	07/03/17	10/03/18	100,000,000	100,000,000
		0.88%	07/05/17	10/05/18	97,000,000	97,000,000
		0.99%	07/10/17	10/10/18	146,000,000	146,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION		1.17%	07/13/17	11/13/17	99,000,000	99,000,000
		1.13%	07/08/17	01/08/18	148,900,000	148,900,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION		1.10%	07/08/17	09/08/17	125,000,000	124,997,613
		1.09%	07/05/17	10/05/17	150,000,000	149,994,216
		1.13%	07/11/17	01/11/18	150,000,000	150,000,000
						6,049,241,758
18
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Debt 3.1%
UNITED STATES TREASURY		1.08%	07/03/17	07/31/17	310,000,000	309,999,511
		1.27%	07/03/17	01/31/18	250,000,000	250,395,443
		1.19%	07/03/17	04/30/18	288,500,000	288,874,721
						849,269,675
Variable Rate Demand Notes 0.1%
CAPITAL TRUST AGENCY
HOUSING REFUNDING RB (ATLANTIC HOUSING FDN) SERIES 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.99%		07/07/17	15,470,000	15,470,000
MB N4P3, LLC
TAXABLE M/F HOUSING RB (MISSION BAY APTS) SERIES 2015A (LOC: FEDERAL HOME LOAN BANKS)		1.24%		07/07/17	17,760,000	17,760,000
						33,230,000
Total Variable-Rate Obligations
(Cost $6,931,741,433)						6,931,741,433
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 26.8% of net assets
U.S. Government Agency Repurchase Agreements* 9.8%
BANK OF NOVA SCOTIA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $54,595,095, 2.50% - 5.50%, due 10/01/25 - 04/01/47)		1.12%		07/03/17	53,004,947	53,000,000
BARCLAYS BANK PLC
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by U.S. Government Agency Securities valued at $484,198,837, 3.00% - 5.00%, due 10/15/39 - 03/20/47)		1.05%		07/05/17	470,095,958	470,000,000
Issued 06/29/17, repurchase date 07/06/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $514,934,596, 0.13% - 5.00%, due 01/15/18 - 06/20/47)		1.05%		07/06/17	500,102,083	500,000,000
BNP PARIBAS SA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $262,089,030, 0.63% - 7.00%, due 01/15/24 - 01/20/47)		1.12%		07/03/17	255,023,800	255,000,000
GOLDMAN SACHS & CO LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $19,380,000, 3.00% - 5.00%, due 12/01/25 - 06/01/47)		1.05%		07/03/17	19,001,663	19,000,000
19
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/29/17, repurchase date 07/06/17 (Collateralized by U.S. Government Agency Securities valued at $147,900,000, 3.50% - 4.50%, due 09/20/40 - 06/20/47)		1.05%		07/06/17	145,029,604	145,000,000
JP MORGAN SECURITIES LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $164,800,000, 2.50% - 4.50%, due 09/01/31 - 05/01/47)		1.14%		07/03/17	160,015,200	160,000,000
Issued 06/29/17, repurchase date 07/06/17 (Collateralized by U.S. Government Agency Securities valued at $154,504,635, 3.00% - 4.50%, due 07/01/31 - 05/01/56)		1.08%		07/06/17	150,031,500	150,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $104,030,000, 1.48% - 3.00%, due 09/25/40 - 06/15/47)		1.10%		07/03/17	101,009,258	101,000,000
Issued 06/29/17, repurchase date 07/06/17 (Collateralized by U.S. Government Agency Securities valued at $206,000,000, 1.50% - 7.54%, due 12/25/21 - 06/20/67)		1.06%		07/06/17	200,041,222	200,000,000
MIZUHO SECURITIES USA LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $47,380,000, 4.00%, due 06/01/47)		1.15%		07/03/17	46,004,408	46,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $325,548,565, 0.00% - 8.50%, due 07/15/17 - 10/01/44)		1.10%		07/03/17	313,028,692	313,000,000
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by U.S. Government Agency Securities valued at $322,466,451, 3.00% - 4.00%, due 06/01/32 - 07/01/47)		1.06%		07/05/17	310,063,894	310,000,000
						2,722,000,000
U.S. Treasury Repurchase Agreements 17.0%
BANK OF MONTREAL
Issued 06/29/17, repurchase date 07/05/17 (Collateralized by U.S. Treasury Securities valued at $72,432,684, 1.13% - 4.63%, due 07/31/21 - 02/15/40)		1.05%		07/05/17	71,012,425	71,000,000
Issued 06/01/17, repurchase date 07/05/17 (Collateralized by U.S. Treasury Securities valued at $153,132,941, 0.00% - 4.63%, due 08/24/17 - 02/15/42)		0.92%		07/05/17	150,130,333	150,000,000
Issued 05/02/17, repurchase date 07/13/17 (Collateralized by U.S. Treasury Securities valued at $408,709,972, 0.13% - 3.13%, due 07/31/17 - 11/15/46)		0.87%		07/07/17	400,638,000	400,000,000
BANK OF NOVA SCOTIA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $249,922,913, 0.13% - 2.88%, due 04/15/19 - 08/15/45)		1.10%		07/03/17	245,022,458	245,000,000
20
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BARCLAYS BANK PLC
Issued 06/27/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $357,061,345, 0.63% - 3.75%, due 08/31/17 - 02/15/46)		1.03%		07/03/17	350,060,083	350,000,000
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $79,567,034, 0.00% - 3.00%, due 12/14/17 - 11/15/45)		1.05%		07/03/17	78,006,825	78,000,000
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by U.S. Treasury Securities valued at $1,219,146,493, 0.00% - 4.75%, due 08/24/17 - 08/15/46)		1.04%		07/05/17	1,195,241,656	1,195,000,000
Issued 06/29/17, repurchase date 07/06/17 (Collateralized by U.S. Treasury Securities valued at $1,275,260,392, 0.00% - 5.00%, due 08/03/17 - 05/15/47)		1.05%		07/06/17	1,250,255,208	1,250,000,000
BARCLAYS CAPITAL INC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $1,271,503, 1.63% - 2.75%, due 12/31/17 - 03/31/19)		1.08%		07/03/17	1,246,614	1,246,502
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $855,071,254, 4.38%, due 05/15/41)		1.00%		07/03/17	855,071,250	855,000,000
JP MORGAN SECURITIES LLC
Issued 06/29/17, repurchase date 07/06/17 (Collateralized by U.S. Treasury Securities valued at $102,002,988, 1.63% - 3.63%, due 12/31/21 - 05/15/46)		1.05%		07/06/17	100,020,417	100,000,000
						4,695,246,502
Total Repurchase Agreements
(Cost $7,417,246,502)						7,417,246,502

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $27,624,440,243.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond

At June 30, 2017, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
21
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at cost and value		$20,207,193,741
Repurchase agreements, at cost and value	+	7,417,246,502
Total investments, at cost and value (Note 2a)		27,624,440,243
Receivables:
Investments sold		100,072,931
Fund shares sold		17,484,801
Interest		9,116,665
Prepaid expenses	+	210,099
Total assets		27,751,324,739
Liabilities
Payables:
Investments bought		100,000,000
Investment adviser and administrator fees		8,028,392
Distributions to shareholders		3,021,022
Fund shares redeemed		970,088
Accrued expenses	+	544,128
Total liabilities		112,563,630
Net Assets
Total assets		27,751,324,739
Total liabilities	–	112,563,630
Net assets		$27,638,761,109
Net Assets by Source
Capital received from investors		27,639,157,120
Net realized capital losses		(396,011)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$26,728,551,521		26,729,656,283		$1.00
Purchased Shares	$910,209,588		910,216,268		$1.00

22
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Interest		$108,680,739
Expenses
Investment adviser and administrator fees		45,619,532
Shareholder service fees:
Sweep Shares		59,662,903
Purchased Shares		1,139,983
Registration fees		279,121
Portfolio accounting fees		241,399
Custodian fees		233,860
Transfer agent fees		138,655
Shareholder reports		106,937
Professional fees		91,583
Independent trustees' fees		67,206
Other expenses	+	195,793
Total expenses		107,776,972
Expense reduction by CSIM and its affiliates	–	12,171,868
Net expenses	–	95,605,104
Net investment income		13,075,635
Realized Gains (Losses)
Net realized losses on investments		(74,722)
Increase in net assets resulting from operations		$13,000,913
23
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$13,075,635	$2,538,673
Net realized gains (losses)	+	(74,722)	180,166
Increase in net assets from operations		13,000,913	2,718,839
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(11,755,520)	(2,113,240)
Purchased Shares	+	(1,320,115)	(425,433)
Total distributions from net investment income		(13,075,635)	(2,538,673)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		53,427,283,463	109,889,025,005
Purchased Shares	+	1,207,195,925	1,864,427,240
Total shares sold		54,634,479,388	111,753,452,245
Shares Reinvested
Sweep Shares		8,863,405	2,038,902
Purchased Shares	+	912,162	343,266
Total shares reinvested		9,775,567	2,382,168
Shares Redeemed
Sweep Shares		(59,084,782,304)	(100,531,248,418)
Purchased Shares	+	(1,236,446,617)	(1,025,938,431)
Total shares redeemed		(60,321,228,921)	(101,557,186,849)
Net transactions in fund shares		(5,676,973,966)	10,198,647,564
Net Assets
Beginning of period		33,315,809,797	23,116,982,067
Total increase or decrease	+	(5,677,048,688)	10,198,827,730
End of period		$27,638,761,109	$33,315,809,797
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
24
Schwab Taxable Money Funds  |  Semiannual Report
See financial notes

Schwab U.S. Treasury Money Fund
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	– [1]	(0.00) [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	(0.00) [2]	(0.00) [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	—	—	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.07% [3]	0.01%	—	—	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.55% [4],[5]	0.33% [4]	0.09% [4]	0.06% [4]	0.07% [4]	0.08% [4]
Gross operating expenses	0.72% [5]	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	0.13% [5]	0.01%	—	—	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$16,458	$19,307	$20,655	$20,634	$21,894	$23,526

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
5
Annualized.
25
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
83.5%	Fixed-Rate Obligations	13,745,916,381	13,745,916,381
16.3%	Variable-Rate Obligations	2,687,110,843	2,687,110,843
99.8%	Total Investments	16,433,027,224	16,433,027,224
0.2%	Other Assets and Liabilities, Net		25,247,143
100.0%	Net Assets		16,458,274,367

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 83.5% of net assets
U.S. Treasury Debt 83.5%
UNITED STATES TREASURY		0.85%		07/06/17	397,687,000	397,640,051
		0.86%		07/06/17	4,836,000	4,835,422
		0.85%		07/13/17	323,669,000	323,577,294
		0.86%		07/13/17	2,000,000,000	1,999,430,000
		0.87%		07/13/17	250,000,000	249,927,917
		0.89%		07/13/17	200,000,000	199,941,000
		0.88%		07/15/17	985,087,000	985,063,997
		0.87%		07/20/17	690,000,000	689,682,712
		0.86%		07/27/17	226,000,000	225,859,358
		0.87%		07/27/17	350,000,000	349,781,347
		0.89%		07/27/17	190,000,000	189,877,872
		0.50%		07/31/17	474,000,000	473,824,804
		0.63%		07/31/17	173,000,000	172,959,613
		2.38%		07/31/17	648,900,000	649,731,463
		0.85%		08/03/17	470,000,000	469,635,946
		0.88%		08/15/17	581,290,000	581,260,285
		4.75%		08/15/17	228,000,000	229,054,955
		0.65%		08/24/17	90,000,000	89,912,115
		0.91%		08/24/17	280,000,000	279,617,800
		0.92%		08/24/17	350,000,000	349,519,625
		0.63%		08/31/17	227,000,000	226,858,296
		1.88%		08/31/17	800,000,000	801,193,849
		0.90%		09/07/17	89,642,000	89,489,609
		0.89%		09/21/17	150,000,000	149,695,917
		0.63%		09/30/17	325,000,000	324,748,678
26
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.88%		09/30/17	230,000,000	230,547,755
		0.91%		10/05/17	400,000,000	399,033,600
		0.95%		10/12/17	81,134,000	80,914,634
		0.88%		10/15/17	370,000,000	370,001,061
		0.75%		10/31/17	640,000,000	639,674,767
		1.88%		10/31/17	200,000,000	200,671,549
		0.63%		11/30/17	412,000,000	411,702,719
		1.11%		12/28/17	270,000,000	268,507,200
		0.75%		12/31/17	213,000,000	212,550,540
		2.75%		12/31/17	400,000,000	403,832,412
		3.50%		02/15/18	25,000,000	25,360,219
Total Fixed-Rate Obligations
(Cost $13,745,916,381)						13,745,916,381

Variable-Rate Obligations 16.3% of net assets
U.S. Treasury Debt 16.3%
UNITED STATES TREASURY		1.08%	07/03/17	07/31/17	1,481,763,000	1,481,821,047
		1.17%	07/03/17	10/31/17	365,000,000	365,243,653
		1.27%	07/03/17	01/31/18	74,000,000	74,102,228
		1.19%	07/03/17	04/30/18	310,000,000	310,402,650
		1.18%	07/03/17	07/31/18	455,000,000	455,541,265
Total Variable-Rate Obligations
(Cost $2,687,110,843)						2,687,110,843

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $16,433,027,224.

At June 30, 2017, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
27
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at cost and value (Note 2a)		$16,433,027,224
Cash		979
Receivables:
Interest		32,533,829
Prepaid expenses	+	72,570
Total assets		16,465,634,602
Liabilities
Payables:
Investment adviser and administrator fees		4,796,408
Distributions to shareholders		2,266,708
Accrued expenses	+	297,119
Total liabilities		7,360,235
Net Assets
Total assets		16,465,634,602
Total liabilities	–	7,360,235
Net assets		$16,458,274,367
Net Assets by Source
Capital received from investors		16,458,459,957
Net realized capital losses		(185,590)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$16,458,274,367		16,458,068,933		$1.00

28
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Interest		$61,419,580
Expenses
Investment adviser and administrator fees		28,112,544
Shareholder service fees		35,962,662
Portfolio accounting fees		153,490
Custodian fees		123,670
Transfer agent fees		79,894
Professional fees		66,885
Registration fees		63,097
Independent trustees' fees		44,965
Shareholder reports		32,911
Other expenses	+	141,305
Total expenses		64,781,423
Expense reduction by CSIM and its affiliates	–	15,309,778
Net expenses	–	49,471,645
Net investment income		11,947,935
Realized Gains (Losses)
Net realized gains on investments		382,132
Increase in net assets resulting from operations		$12,330,067
29
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$11,947,935	$1,402,854
Net realized gains (losses)	+	382,132	(185,764)
Increase in net assets from operations		12,330,067	1,217,090
Distributions to Shareholders
Distributions from net investment income		(11,947,935)	(1,402,854)
Transactions in Fund Shares*
Shares sold		20,649,219,854	46,781,443,736
Shares reinvested		9,658,415	1,375,559
Shares redeemed	+	(23,508,071,983)	(48,130,547,017)
Net transactions in fund shares		(2,849,193,714)	(1,347,727,722)
Net Assets
Beginning of period		19,307,085,949	20,654,999,435
Total decrease	+	(2,848,811,582)	(1,347,913,486)
End of period		$16,458,274,367	$19,307,085,949
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
30
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	6/5/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [2],[3]	0.00 [2],[3]	– [2]	—	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	(0.00) [3]	0.00 [3]	(0.00) [3]	(0.00) [3]	—
Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	(0.00) [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	—	—	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.06% [4]	0.01%	—	—	0.01%	0.01% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.59% [5],[6]	0.37% [5]	0.12% [5]	0.07% [5]	0.09% [5]	0.16% [5],[6]
Gross operating expenses	0.75% [6]	0.77%	0.77%	0.78%	0.77%	0.80% [6]
Net investment income (loss)	0.12% [6]	0.01%	—	—	0.01%	0.01% [6]
Net assets, end of period (x 1,000,000)	$820	$1,029	$1,286	$1,125	$1,320	$1,348

Value Advantage Shares	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	4/24/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [2],[3]	0.00 [2],[3]	– [2]	—	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	(0.00) [3]	0.00 [3]	(0.00) [3]	(0.00) [3]	—
Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	(0.00) [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]	—	—	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.20% [4]	0.06%	—	—	0.01%	0.01% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.31% [5],[6]	0.30% [5]	0.12% [5]	0.07% [5]	0.09% [5]	0.15% [5],[6]
Gross operating expenses	0.57% [6]	0.58%	0.59%	0.60%	0.59%	0.79% [6]
Net investment income (loss)	0.45% [6]	0.11%	—	—	0.01%	0.01% [6]
Net assets, end of period (x 1,000,000)	$2,125	$692	$51	$60	$80	$111
*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6
Annualized.
31
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
36.8%	Fixed-Rate Obligations	1,083,741,421	1,083,741,421
9.9%	Variable-Rate Obligations	290,248,968	290,248,968
52.6%	Repurchase Agreements	1,548,821,258	1,548,821,258
99.3%	Total Investments	2,922,811,647	2,922,811,647
0.7%	Other Assets and Liabilities, Net		22,077,555
100.0%	Net Assets		2,944,889,202

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 36.8% of net assets
U.S. Treasury Debt 36.8%
UNITED STATES TREASURY		0.88%		07/15/17	50,000,000	50,000,829
		0.82%		07/20/17	40,000,000	39,982,657
		0.82%		07/27/17	75,000,000	74,955,529
		2.38%		07/31/17	25,000,000	25,031,541
		0.85%		08/03/17	30,000,000	29,976,763
		0.88%		08/15/17	85,000,000	85,009,945
		4.75%		08/15/17	30,000,000	30,140,744
		0.90%		08/17/17	50,000,000	49,941,054
		0.65%		08/24/17	10,000,000	9,990,235
		0.63%		08/31/17	15,000,000	14,993,431
		0.95%		08/31/17	40,000,000	39,935,408
		0.97%		09/07/17	50,000,000	49,908,295
		0.91%		09/28/17	21,000,000	20,953,015
		0.63%		09/30/17	100,000,000	99,981,153
		1.88%		09/30/17	30,000,000	30,078,604
		0.94%		10/12/17	20,000,000	19,946,211
		0.88%		10/15/17	30,000,000	29,990,822
		0.75%		10/31/17	105,000,000	104,895,974
		0.88%		11/15/17	25,000,000	24,977,532
		0.63%		11/30/17	25,000,000	24,947,610
		2.25%		11/30/17	60,000,000	60,294,411
		1.00%		12/15/17	20,000,000	20,000,537
		1.11%		12/28/17	35,000,000	34,806,538
32
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.75%		12/31/17	37,000,000	36,921,925
		3.50%		02/15/18	75,000,000	76,080,658
Total Fixed-Rate Obligations
(Cost $1,083,741,421)						1,083,741,421

Variable-Rate Obligations 9.9% of net assets
U.S. Treasury Debt 9.9%
UNITED STATES TREASURY		1.08%	07/03/17	07/31/17	110,000,000	110,005,776
		1.27%	07/03/17	01/31/18	45,000,000	45,057,545
		1.19%	07/03/17	04/30/18	40,000,000	40,051,955
		1.18%	07/03/17	07/31/18	65,000,000	65,077,322
		1.17%	07/03/17	10/31/18	30,000,000	30,056,370
Total Variable-Rate Obligations
(Cost $290,248,968)						290,248,968
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 52.6% of net assets
U.S. Treasury Repurchase Agreements 52.6%
BANK OF MONTREAL
Issued 06/29/17, repurchase date 07/05/17 (Collateralized by U.S. Treasury Securities valued at $97,937,147, 0.75% - 2.13%, due 08/31/18 - 02/15/25)		1.05%		07/05/17	96,016,800	96,000,000
Issued 05/02/17, repurchase date 07/13/17 (Collateralized by U.S. Treasury Securities valued at $51,088,836, 0.00% - 8.88%, due 08/15/17 - 11/15/45)		0.87%		07/07/17	50,079,750	50,000,000
BANK OF NOVA SCOTIA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $48,782,234, 2.75% - 3.13%, due 05/15/19 - 11/15/23)		1.10%		07/03/17	47,825,642	47,821,258
BARCLAYS BANK PLC
Issued 06/27/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $153,026,306, 0.63% - 3.75%, due 08/31/17 - 08/15/44)		1.03%		07/03/17	150,025,750	150,000,000
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by U.S. Treasury Securities valued at $56,111,376, 0.00% - 3.63%, due 07/27/17 - 06/30/24)		1.04%		07/05/17	55,011,122	55,000,000
Issued 06/29/17, repurchase date 07/06/17 (Collateralized by U.S. Treasury Securities valued at $204,041,693, 1.00% - 5.00%, due 05/31/18 - 08/15/46)		1.05%		07/06/17	200,040,833	200,000,000
BNP PARIBAS SA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $357,032,772, 0.13% - 3.88%, due 04/30/18 - 02/15/46)		1.10%		07/03/17	350,032,083	350,000,000
33
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $204,000,020, 0.98% - 2.50%, due 01/31/19 - 05/15/46)		1.12%		07/03/17	200,018,667	200,000,000
Issued 06/29/17, repurchase date 07/06/17 (Collateralized by U.S. Treasury Securities valued at $153,004,472, 2.00% - 3.63%, due 11/15/26 - 05/15/46)		1.05%		07/06/17	150,030,625	150,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $255,023,206, 0.00% - 2.75%, due 11/16/17 - 11/15/42)		1.09%		07/03/17	250,022,708	250,000,000
Total Repurchase Agreements
(Cost $1,548,821,258)						1,548,821,258

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $2,922,811,647.

At June 30, 2017, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
34
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at cost and value		$1,373,990,389
Repurchase agreements, at cost and value	+	1,548,821,258
Total investments, at cost and value (Note 2a)		2,922,811,647
Receivables:
Fund shares sold		28,660,836
Interest		3,626,339
Prepaid expenses	+	120,823
Total assets		2,955,219,645
Liabilities
Payables:
Investment adviser and administrator fees		736,574
Fund shares redeemed		8,847,915
Distributions to shareholders		703,434
Accrued expenses	+	42,520
Total liabilities		10,330,443
Net Assets
Total assets		2,955,219,645
Total liabilities	–	10,330,443
Net assets		$2,944,889,202
Net Assets by Source
Capital received from investors		2,944,919,715
Net realized capital losses		(30,513)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$820,182,335		820,193,832		$1.00
Value Advantage Shares	$2,124,706,867		2,124,725,883		$1.00

35
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Interest		$8,174,576
Expenses
Investment adviser and administrator fees		3,694,707
Shareholder service fees:
Sweep Shares		1,880,917
Value Advantage Shares		1,403,330
Registration fees		66,682
Portfolio accounting fees		48,316
Professional fees		23,620
Custodian fees		19,794
Independent trustees' fees		17,112
Transfer agent fees		6,795
Shareholder reports		3,660
Other expenses	+	10,330
Total expenses		7,175,263
Expense reduction by CSIM and its affiliates	–	2,411,803
Net expenses	–	4,763,460
Net investment income		3,411,116
Realized Gains (Losses)
Net realized gains on investments		15,894
Increase in net assets resulting from operations		$3,427,010
36
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$3,411,116	$258,488
Net realized gains (losses)	+	15,894	(20,022)
Increase in net assets from operations		3,427,010	238,466
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(550,077)	(73,770)
Value Advantage Shares	+	(2,861,039)	(184,718)
Total distributions from net investment income		(3,411,116)	(258,488)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		1,258,672,936	2,978,621,498
Value Advantage Shares	+	2,599,098,920	874,317,354
Total shares sold		3,857,771,856	3,852,938,852
Shares Reinvested
Sweep Shares		420,316	72,910
Value Advantage Shares	+	1,648,070	144,200
Total shares reinvested		2,068,386	217,110
Shares Redeemed
Sweep Shares		(1,467,934,658)	(3,235,867,014)
Value Advantage Shares	+	(1,168,199,723)	(233,370,816)
Total shares redeemed		(2,636,134,381)	(3,469,237,830)
Net transactions in fund shares		1,223,705,861	383,918,132
Net Assets
Beginning of period		1,721,167,447	1,337,269,337
Total increase	+	1,223,721,755	383,898,110
End of period		$2,944,889,202	$1,721,167,447
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
37
Schwab Taxable Money Funds  |  Semiannual Report
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Schwab Value Advantage Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	—	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.33% [3]	0.25%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.41% [4]	0.41% [5]	0.27% [5]	0.21% [5]	0.25% [5]	0.28% [5],[6]
Gross operating expenses	0.58% [4]	0.58%	0.58%	0.58%	0.58%	0.57% [6]
Net investment income (loss)	0.67% [4]	0.25%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$10,334	$7,060	$6,406	$7,217	$8,425	$9,930

Select Shares	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	—	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.38% [3]	0.35%	0.02%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.31% [4]	0.31% [5]	0.27% [5]	0.21% [5]	0.25% [5]	0.27% [5],[6]
Gross operating expenses	0.48% [4]	0.48%	0.48%	0.48%	0.48%	0.47% [6]
Net investment income (loss)	0.77% [4]	0.35%	0.02%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$3,093	$1,519	$1,020	$1,138	$1,238	$1,403
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6
The ratio of gross operating expenses would have been 0.58% for Investor Shares and 0.48% for Select Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
38
Schwab Taxable Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Financial Highlights continued
Premier Shares	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	—	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.41% [3]	0.42%	0.04%	0.01%	0.02%	0.05%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.24% [4]	0.24% [5]	0.24% [5]	0.21% [5]	0.23% [5]	0.24% [5],[6]
Gross operating expenses	0.37% [4]	0.37%	0.37%	0.37%	0.37%	0.36% [6]
Net investment income (loss)	0.85% [4]	0.43%	0.04%	0.01%	0.02%	0.04%
Net assets, end of period (x 1,000,000)	$2,439	$1,314	$767	$794	$968	$1,264

Ultra Shares	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	—	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.43% [3]	0.45%	0.07%	0.01%	0.05%	0.08%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.21% [4]	0.21% [5]	0.21% [5]	0.21% [5]	0.21% [5]	0.21% [5],[6]
Gross operating expenses	0.35% [4]	0.35%	0.35%	0.35%	0.35%	0.34% [6]
Net investment income (loss)	0.87% [4]	0.44%	0.07%	0.01%	0.05%	0.08%
Net assets, end of period (x 1,000,000)	$2,942	$2,015	$1,972	$1,818	$2,191	$1,923
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6
The ratio of gross operating expenses would have been 0.37% for Premier Shares and 0.35% for Ultra Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
39
Schwab Taxable Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
60.3%	Fixed-Rate Obligations	11,344,714,087	11,344,714,087
23.2%	Variable-Rate Obligations	4,353,054,413	4,353,054,413
16.1%	Repurchase Agreements	3,028,965,048	3,028,965,048
99.6%	Total Investments	18,726,733,548	18,726,733,548
0.4%	Other Assets and Liabilities, Net		80,205,583
100.0%	Net Assets		18,806,939,131

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 60.3% of net assets
Asset-Backed Commercial Paper 15.3%
ALPINE SECURITIZATION LTD	a,b	1.21%		07/03/17	9,000,000	8,999,395
	a,b	1.20%		07/21/17	41,000,000	40,972,667
	a,b	1.21%		08/01/17	27,000,000	26,971,867
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.15%		07/06/17	3,000,000	2,999,521
	a,b	1.23%		09/07/17	31,000,000	30,927,977
	a,b	1.23%		09/08/17	5,000,000	4,988,212
	a,b	1.30%		09/20/17	42,150,000	42,026,711
	a,b	1.30%		09/22/17	43,000,000	42,871,119
BARTON CAPITAL SA	a,b	1.20%		07/05/17	60,000,000	59,992,000
	a,b	1.17%		08/11/17	47,000,000	46,937,372
	a,b	1.20%		08/28/17	18,000,000	17,965,200
	a,b	1.25%		09/07/17	8,000,000	7,981,111
	a,b	1.30%		09/13/17	2,000,000	1,994,656
	a,b	1.30%		09/18/17	1,500,000	1,495,721
BEDFORD ROW FUNDING CORP	a,b	1.25%		10/10/17	14,000,000	13,951,295
	a,b	1.35%		11/13/17	19,000,000	18,904,525
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.20%		07/06/17	23,000,000	22,996,167
	a,b	1.12%		07/07/17	28,000,000	27,994,773
	a,b	1.20%		07/07/17	4,000,000	3,999,200
	a,b	1.25%		07/13/17	22,000,000	21,990,833
	a,b	1.25%		07/18/17	16,000,000	15,990,556
CAFCO LLC	a,b	1.14%		08/17/17	16,000,000	15,976,187
	a,b	1.18%		09/08/17	16,000,000	15,963,813
40
Schwab Taxable Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a,b	1.26%		09/14/17	50,000,000	49,868,750
	a,b	1.28%		09/22/17	49,000,000	48,855,396
	a,b	1.30%		10/10/17	23,000,000	22,916,114
CANCARA ASSET SECURITISATION LLC	a,b	1.13%		07/07/17	23,000,000	22,995,668
	a,b	1.23%		09/06/17	24,000,000	23,945,060
	a,b	1.28%		09/14/17	108,000,000	107,712,000
	a,b	1.30%		10/02/17	31,000,000	30,898,131
CHARTA LLC	a,b	1.19%		08/22/17	25,000,000	24,957,389
	a,b	1.17%		08/24/17	38,000,000	37,933,310
	a,b	1.17%		09/01/17	21,000,000	20,957,685
	a,b	1.18%		09/05/17	20,000,000	19,956,733
	a,b	1.18%		09/07/17	25,000,000	24,944,278
	a,b	1.18%		09/08/17	45,500,000	45,397,094
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.20%		07/12/17	24,000,000	23,991,200
	a	1.36%		07/24/17	8,000,000	7,993,100
	a	1.22%		09/05/17	4,500,000	4,489,935
	a	1.30%		09/25/17	50,000,000	49,844,722
	a	1.32%		10/26/17	78,000,000	77,667,915
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.32%		10/23/17	14,000,000	13,941,923
	a,b	1.44%		12/21/17	62,000,000	61,573,939
CRC FUNDING LLC	a,b	1.19%		08/29/17	24,000,000	23,953,587
	a,b	1.18%		09/05/17	21,500,000	21,453,488
	a,b	1.39%		12/18/17	4,000,000	3,973,933
CROWN POINT CAPITAL COMPANY LLC	a,b	1.23%		07/05/17	47,000,000	46,993,577
	a,b	1.08%		07/07/17	2,000,000	1,999,640
	a,b	1.10%		07/31/17	78,000,000	77,928,500
FAIRWAY FINANCE CO LLC	a,b	1.12%		08/02/17	48,500,000	48,451,716
KELLS FUNDING LLC	a,b	1.12%		07/14/17	20,000,000	19,993,778
	a,b	1.12%		07/17/17	42,000,000	41,985,627
	a,b	1.11%		07/18/17	85,000,000	84,968,550
	a,b	1.09%		07/19/17	25,000,000	24,990,160
	a,b	1.11%		07/25/17	55,000,000	54,967,779
	a,b	1.12%		07/26/17	9,000,000	8,994,400
	a,b	1.12%		08/10/17	10,000,000	9,988,489
	a,b	1.12%		08/22/17	145,000,000	144,787,978
	a,b	1.14%		08/31/17	1,000,000	998,163
	a,b	1.17%		09/07/17	24,000,000	23,951,640
	a,b	1.18%		09/12/17	10,000,000	9,977,711
LMA AMERICAS LLC	a,b	1.20%		07/28/17	2,500,000	2,497,750
	a,b	1.16%		08/09/17	34,000,000	33,957,273
	a,b	1.23%		09/07/17	40,000,000	39,907,067
	a,b	1.27%		09/13/17	4,000,000	3,989,558
	a,b	1.30%		09/15/17	100,000,000	99,725,556
	a,b	1.35%		10/02/17	1,000,000	996,512
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.15%		07/05/17	6,000,000	5,999,233
	a,b	1.17%		08/22/17	1,000,000	998,310
41
Schwab Taxable Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.12%		08/03/17	3,000,000	2,996,920
	a,b	1.24%		08/08/17	36,000,000	35,953,260
	a,b	1.23%		09/14/17	40,000,000	39,897,500
OLD LINE FUNDING LLC	a,b	1.31%		10/02/17	19,000,000	18,936,192
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.20%		07/06/17	6,000,000	5,999,000
	a,b	1.18%		08/02/17	4,000,000	3,995,804
	a,b	1.17%		08/17/17	21,000,000	20,967,922
	a,b	1.30%		09/18/17	40,000,000	39,885,889
	a,b	1.25%		09/19/17	17,000,000	16,952,778
	a,b	1.30%		09/20/17	96,000,000	95,719,200
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.21%		08/01/17	21,000,000	20,978,119
	a,b	1.21%		08/24/17	51,000,000	50,907,435
	a,b	1.32%		09/19/17	76,000,000	75,777,067
	a,b	1.33%		09/20/17	92,000,000	91,725,725
STARBIRD FUNDING CORP	a,b	1.16%		08/16/17	2,000,000	1,997,036
THUNDER BAY FUNDING LLC	a,b	1.12%		07/10/17	13,000,000	12,996,360
	a,b	1.16%		08/24/17	12,000,000	11,979,120
	a,b	1.30%		10/02/17	1,000,000	996,642
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.18%		08/08/17	4,000,000	3,995,018
	a,b	1.20%		08/31/17	64,000,000	63,869,867
	a,b	1.32%		10/02/17	3,500,000	3,488,065
VICTORY RECEIVABLES CORP	a,b	1.17%		07/06/17	94,000,000	93,984,725
	a,b	1.16%		07/10/17	62,000,000	61,982,020
	a,b	1.28%		09/13/17	19,000,000	18,950,009
	a,b	1.30%		09/19/17	2,000,000	1,994,222
	a,b	1.32%		09/21/17	31,000,000	30,906,793
						2,881,993,883
Financial Company Commercial Paper 8.0%
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD	b	1.21%		10/30/17	50,000,000	49,798,333
BANK OF NOVA SCOTIA	b	1.24%		07/05/17	2,000,000	1,999,727
BNZ INTERNATIONAL FUNDING LTD	a,b	1.20%		07/24/17	1,000,000	999,233
	a,b	1.28%		09/27/17	22,000,000	21,931,164
BPCE SA	b	1.19%		08/01/17	127,000,000	126,869,510
	b	1.20%		08/01/17	60,000,000	59,938,351
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.22%		07/26/17	101,000,000	100,915,132
COOPERATIEVE RABOBANK UA		1.21%		07/17/17	48,000,000	47,974,400
DNB BANK ASA	b	1.11%		07/06/17	107,000,000	106,983,504
	b	1.23%		07/24/17	12,000,000	11,990,647
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	1.13%		07/10/17	10,000,000	9,997,175
	b	1.28%		09/27/17	77,000,000	76,759,076
ING US FUNDING LLC	a	1.29%		07/03/17	6,000,000	5,999,573
	a	1.33%		08/01/17	26,000,000	25,970,447
	a	1.23%		09/25/17	129,000,000	128,624,037
42
Schwab Taxable Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
JP MORGAN SECURITIES LLC		1.16%		09/01/17	6,600,000	6,586,815
		1.42%		12/18/17	9,000,000	8,940,075
MACQUARIE BANK LTD	b	1.14%		07/26/17	40,000,000	39,968,333
	b	1.12%		08/03/17	1,500,000	1,498,460
	b	1.28%		09/12/17	34,000,000	33,911,751
	b	1.28%		09/14/17	14,500,000	14,461,333
	b	1.33%		09/26/17	2,000,000	1,993,572
NATIONAL BANK OF CANADA	b	1.12%		07/10/17	58,000,000	57,983,760
NATIONWIDE BUILDING SOCIETY	b	1.19%		07/12/17	50,000,000	49,981,819
	b	1.12%		07/24/17	23,000,000	22,983,542
	b	1.14%		08/02/17	26,000,000	25,973,653
	b	1.22%		09/14/17	18,000,000	17,954,250
	b	1.23%		09/19/17	25,000,000	24,931,667
NORDEA BANK AB	b	1.21%		10/27/17	15,000,000	14,941,000
NRW BANK	b	1.04%		07/05/17	46,500,000	46,494,652
	b	1.10%		07/12/17	1,000,000	999,665
	b	1.27%		09/27/17	47,600,000	47,452,228
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.12%		07/10/17	18,000,000	17,994,960
	b	1.34%		10/12/17	29,000,000	28,889,647
SOCIETE GENERALE SA	b	1.24%		07/31/17	48,000,000	47,950,400
UBS AG (LONDON BRANCH)	b	1.41%		12/21/17	103,000,000	102,307,039
UNITED OVERSEAS BANK LTD	b	1.21%		08/04/17	40,000,000	39,954,667
	b	1.18%		08/25/17	22,000,000	21,960,507
	b	1.20%		09/05/17	20,000,000	19,956,000
	b	1.31%		10/02/17	5,000,000	4,983,079
WESTPAC BANKING CORP	b	1.18%		08/01/17	27,000,000	26,972,798
						1,504,775,981
Certificates of Deposit 22.6%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.12%		07/07/17	53,000,000	53,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.24%		07/12/17	9,000,000	9,000,000
		1.18%		08/18/17	35,000,000	34,999,998
		1.30%		10/02/17	100,000,000	100,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.24%		07/03/17	3,000,000	3,000,000
BANK OF THE WEST		1.19%		07/03/17	6,000,000	6,000,000
		1.05%		07/05/17	19,000,000	19,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.33%		07/06/17	15,000,000	15,000,000
		1.33%		07/12/17	18,000,000	18,000,000
		1.34%		07/18/17	34,000,000	34,000,000
		1.33%		07/20/17	1,000,000	1,000,000
		1.38%		08/03/17	23,000,000	23,000,000
		1.30%		08/15/17	16,000,000	16,000,000
		1.36%		08/15/17	6,000,000	6,000,000
		1.35%		09/01/17	83,000,000	83,000,000
		1.20%		09/08/17	5,000,000	5,000,000
43
Schwab Taxable Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.36%		09/08/17	17,000,000	17,000,000
		1.41%		09/18/17	18,000,000	18,000,000
		1.41%		10/02/17	27,000,000	27,000,346
		1.36%		10/18/17	18,000,000	18,000,000
		1.38%		10/24/17	9,000,000	9,000,000
		1.38%		11/02/17	26,000,000	26,000,000
		1.36%		11/22/17	57,000,000	57,000,000
		1.39%		12/15/17	58,000,000	58,000,000
		1.40%		12/15/17	16,000,000	16,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.20%		08/07/17	12,000,000	12,000,000
		1.35%		09/27/17	192,000,000	192,000,000
		1.35%		09/28/17	1,000,000	1,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		1.12%		07/05/17	13,000,000	13,000,000
		1.10%		07/07/17	107,000,000	107,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.16%		08/18/17	6,000,000	6,000,000
CITIBANK NA (NEW YORK BRANCH)		1.18%		09/01/17	171,000,000	171,000,000
		1.28%		09/14/17	73,000,000	73,000,000
		1.21%		09/20/17	38,000,000	38,000,000
		1.24%		10/02/17	36,000,000	36,000,000
		1.24%		10/05/17	52,000,000	52,000,000
		1.24%		10/06/17	2,000,000	2,000,000
		1.42%		12/14/17	65,000,000	65,000,000
		1.38%		12/20/17	10,000,000	10,000,000
		1.40%		12/20/17	52,000,000	52,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.28%		07/24/17	56,000,000	56,000,178
		1.18%		08/08/17	78,000,000	78,000,409
		1.16%		08/18/17	76,000,000	76,000,504
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.14%		08/01/17	54,000,000	54,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.51%		07/05/17	13,000,000	13,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.20%		07/05/17	32,000,000	32,000,018
		1.16%		07/13/17	4,000,000	4,000,007
		1.18%		08/07/17	10,000,000	10,000,051
		1.19%		08/16/17	74,000,000	74,000,471
		1.23%		09/18/17	55,000,000	55,000,601
DNB BANK ASA (NEW YORK BRANCH)		1.17%		07/27/17	52,000,000	52,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.14%		07/06/17	184,000,000	184,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.23%		08/04/17	124,000,000	124,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.19%		07/03/17	93,000,000	93,000,000
		1.10%		07/06/17	13,000,000	13,000,000
		1.10%		07/07/17	71,000,000	71,000,000
		1.17%		07/14/17	6,000,000	6,000,000
		1.27%		08/04/17	4,000,000	4,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.33%		07/10/17	7,000,000	7,000,000
		1.42%		10/13/17	31,000,000	31,000,000
44
Schwab Taxable Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.38%		12/12/17	15,000,000	15,000,000
		1.40%		12/27/17	8,000,000	8,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.30%		07/18/17	15,000,000	15,000,000
		1.32%		08/01/17	2,000,000	2,000,000
		1.30%		08/28/17	74,000,000	74,000,000
		1.35%		10/18/17	31,000,000	31,000,000
		1.40%		01/03/18	12,000,000	12,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.03%		07/26/17	48,000,000	48,000,000
		1.20%		10/23/17	100,000,000	99,998,427
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.25%		07/24/17	64,000,000	64,000,000
		1.14%		08/15/17	22,000,000	22,000,000
		1.19%		09/01/17	3,500,000	3,500,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.26%		07/05/17	50,000,000	50,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.33%		07/05/17	100,000,000	100,000,000
		1.35%		08/07/17	51,000,000	51,000,000
		1.35%		08/08/17	8,000,000	8,000,000
		1.23%		09/26/17	128,000,000	128,000,000
		1.37%		12/19/17	3,000,000	3,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.13%		07/14/17	38,000,000	38,000,000
		1.17%		08/07/17	69,000,000	69,000,000
		1.18%		08/28/17	13,500,000	13,500,000
		1.17%		09/06/17	8,000,000	8,000,000
		1.19%		09/13/17	6,000,000	6,000,000
		1.20%		09/14/17	53,000,000	53,000,000
		1.22%		09/22/17	6,000,000	6,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.22%		07/05/17	90,000,000	90,000,000
		1.21%		07/26/17	22,000,000	22,000,000
		1.16%		08/16/17	53,000,000	53,000,000
SWEDBANK AB (NEW YORK BRANCH)		1.12%		07/06/17	190,000,000	190,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.18%		08/01/17	41,000,000	41,000,000
		1.18%		08/02/17	106,000,000	106,000,000
		1.10%		08/10/17	16,000,000	16,000,000
		1.10%		08/14/17	2,000,000	2,000,000
UBS AG (STAMFORD BRANCH)		1.35%		08/11/17	21,000,000	21,000,000
		1.35%		08/14/17	88,000,000	88,000,000
		1.35%		08/17/17	38,000,000	38,000,000
WELLS FARGO BANK NA		1.27%		09/27/17	77,000,000	77,000,000
		1.23%		11/01/17	29,000,000	29,000,000
						4,240,001,010
Non-Financial Company Commercial Paper 1.3%
GENERAL ELECTRIC CO		1.08%		07/06/17	110,000,000	109,983,500
TOTAL CAPITAL CANADA LTD	a,b	1.12%		07/03/17	90,000,000	89,994,400
45
Schwab Taxable Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TOYOTA MOTOR CREDIT CORP		1.26%		07/10/17	5,000,000	4,998,438
		1.19%		07/24/17	15,000,000	14,988,692
		1.20%		07/31/17	22,000,000	21,978,183
						241,943,213
Non-Negotiable Time Deposits 11.9%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		1.18%		07/06/17	6,000,000	6,000,000
		1.18%		07/07/17	273,000,000	273,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		1.13%		07/06/17	165,000,000	165,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		07/06/17	202,000,000	202,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.11%		07/07/17	202,000,000	202,000,000
FIFTH THIRD BANK (CAYMAN ISLANDS BRANCH)		1.12%		07/06/17	112,000,000	112,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.05%		07/03/17	444,000,000	444,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.11%		07/07/17	107,000,000	107,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.12%		07/07/17	257,000,000	257,000,000
SUNTRUST BANK (CAYMAN ISLANDS BRANCH)		1.06%		07/03/17	138,000,000	138,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.06%		07/03/17	180,000,000	180,000,000
UBS AG (CAYMAN ISLANDS BRANCH)		1.07%		07/05/17	160,000,000	160,000,000
						2,246,000,000
Other Instruments 1.2%
BANK OF AMERICA NA		1.23%		07/11/17	69,000,000	69,000,000
		1.24%		07/12/17	9,000,000	9,000,000
		1.21%		08/03/17	112,000,000	112,000,000
		1.19%		08/14/17	3,000,000	3,000,000
		1.29%		10/23/17	37,000,000	37,000,000
						230,000,000
Total Fixed-Rate Obligations
(Cost $11,344,714,087)						11,344,714,087

Variable-Rate Obligations 23.2% of net assets
Asset-Backed Commercial Paper 1.1%
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.40%	07/13/17	09/13/17	84,000,000	84,000,000
	a,b	1.19%	07/03/17	11/02/17	2,000,000	2,000,000
OLD LINE FUNDING LLC	a,b	1.48%	07/24/17	08/23/17	50,000,000	50,000,000
	a,b	1.23%	07/10/17	11/10/17	10,000,000	10,000,000
THUNDER BAY FUNDING LLC	a,b	1.24%	07/03/17	10/02/17	48,000,000	48,000,000
						194,000,000
46
Schwab Taxable Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Financial Company Commercial Paper 2.8%
BANK OF NOVA SCOTIA	b	1.67%	07/21/17	08/21/17	134,000,000	134,000,000
	b	1.58%	07/13/17	02/13/18	24,000,000	24,000,000
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.67%		07/27/17	26,000,000	26,000,000
HSBC USA INC	b	1.26%	07/05/17	10/05/17	21,000,000	21,000,000
	b	1.21%	07/03/17	11/03/17	99,000,000	99,000,000
ING US FUNDING LLC	a	1.26%	07/12/17	12/12/17	18,000,000	18,000,000
JP MORGAN SECURITIES LLC	b	1.19%	07/06/17	11/06/17	78,000,000	78,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.30%	07/06/17	09/06/17	67,000,000	67,000,000
UNITED OVERSEAS BANK LTD	b	1.20%	07/06/17	10/06/17	64,000,000	64,000,000
						531,000,000
Certificates of Deposit 14.4%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.51%	07/10/17	08/10/17	134,000,000	134,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.35%	07/17/17	09/15/17	124,000,000	124,000,000
		1.40%	07/21/17	09/21/17	9,000,000	9,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.36%	07/20/17	03/20/18	100,000,000	100,000,000
		1.37%	07/28/17	03/28/18	10,000,000	10,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		1.56%	07/03/17	10/02/17	10,000,000	10,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		1.28%	07/03/17	09/05/17	35,000,000	35,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.40%	07/14/17	08/14/17	8,000,000	8,000,000
		1.39%	08/03/17	04/03/18	44,000,000	44,000,000
CHASE BANK USA NA		1.37%	07/06/17	10/06/17	93,000,000	93,000,000
CITIBANK NA (NEW YORK BRANCH)		1.41%	07/31/17	08/29/17	25,000,000	25,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.40%	07/10/17	09/11/17	54,000,000	54,000,000
		1.39%	07/27/17	09/27/17	52,000,000	52,000,000
		1.44%	07/24/17	04/24/18	62,000,000	62,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.44%	07/10/17	09/11/17	58,000,000	58,000,000
		1.47%	07/13/17	09/13/17	40,000,000	40,000,000
		1.38%	07/17/17	11/17/17	62,000,000	62,000,000
		1.27%	07/10/17	12/11/17	52,000,000	52,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.66%	07/17/17	08/17/17	43,000,000	43,002,302
		1.48%	07/13/17	09/13/17	11,000,000	11,000,000
		1.33%	07/03/17	11/03/17	5,000,000	5,000,000
		1.33%	07/06/17	11/06/17	10,000,000	10,000,000
		1.24%	07/05/17	12/05/17	24,000,000	24,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.29%	07/10/17	09/08/17	16,000,000	16,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.45%	07/19/17	04/19/18	36,000,000	36,000,000
		1.40%	07/25/17	05/25/18	171,000,000	171,000,000
		1.42%	07/28/17	06/28/18	180,000,000	180,000,000
47
Schwab Taxable Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.45%	07/17/17	08/16/17	69,000,000	69,000,000
		1.28%	07/06/17	09/06/17	2,000,000	2,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.69%		08/07/17	7,000,000	7,002,111
		1.30%	07/03/17	11/03/17	55,000,000	55,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.30%		07/03/17	87,000,000	87,000,000
		1.30%		07/07/17	75,000,000	75,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.46%	07/17/17	09/15/17	1,000,000	1,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.34%	07/07/17	08/07/17	95,000,000	95,000,000
		1.36%	07/10/17	08/09/17	50,000,000	50,000,000
		1.45%	07/17/17	08/17/17	20,000,000	20,000,000
		1.43%	07/17/17	10/17/17	243,000,000	243,000,000
UBS AG (STAMFORD BRANCH)		1.39%	07/10/17	08/09/17	54,000,000	54,000,000
		1.32%	07/11/17	09/11/17	19,000,000	19,000,000
WELLS FARGO BANK NA		1.39%	07/31/17	10/02/17	159,000,000	159,000,000
		1.58%	07/14/17	10/16/17	60,000,000	60,000,000
		1.22%	07/10/17	12/01/17	11,000,000	11,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.44%	07/21/17	08/21/17	135,000,000	135,000,000
		1.44%	07/20/17	04/20/18	95,000,000	95,000,000
						2,705,004,413
Non-Financial Company Commercial Paper 1.8%
TOYOTA MOTOR CREDIT CORP		1.65%	07/24/17	08/17/17	146,000,000	146,000,000
		1.47%	07/13/17	11/06/17	135,000,000	135,000,000
		1.38%	07/19/17	03/16/18	63,000,000	63,000,000
						344,000,000
Variable Rate Demand Notes 2.1%
COMMERCE CHARTER TOWNSHIP
TAXABLE LT GO REFUNDING BONDS SERIES 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.24%		07/07/17	20,000,000	20,000,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)		1.24%		07/07/17	25,000,000	25,000,000
EMF, LLC
VARIABLE RATE DEMAND BONDS SERIES 2012 (LOC: COMERICA BANK)		1.26%		07/07/17	3,725,000	3,725,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)		1.22%		07/07/17	1,785,000	1,785,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)		1.20%		07/07/17	14,000,000	14,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		1.24%		07/07/17	20,600,000	20,600,000
JOHNSON CITY HEALTH & EDUCATIONAL FACILITIES BOARD
TAXABLE HOSPITAL REFUNDING RB (MOUNTAIN STATES) SERIES 2013B (LOC: US BANK NATIONAL ASSOCIATION)		1.20%		07/07/17	22,150,000	22,150,000
48
Schwab Taxable Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NEW YORK STATE HFA
TAXABLE HOUSING RB (29 FLATBUSH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		1.10%		07/07/17	2,690,000	2,690,000
TAXABLE HOUSING RB (33 BOND ST) SERIES 2017A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		1.23%		07/07/17	55,000,000	55,000,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2016A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		1.19%		07/07/17	40,000,000	40,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		1.13%		07/07/17	19,000,000	19,000,000
NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	1.00%		07/07/17	15,000,000	15,000,000
NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: BARCLAYS BANK PLC)	b	1.02%		07/07/17	15,000,000	15,000,000
NUVEEN CALIFORNIA AMT-FREE MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: CITIBANK NA)	b	0.99%		07/07/17	8,000,000	8,000,000
NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: CITIBANK NA)	b	1.04%		07/07/17	10,000,000	10,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: ROYAL BANK OF CANADA)	b	1.03%		07/07/17	2,000,000	2,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 6 (LOC: CITIBANK NA)	b	1.04%		07/07/17	16,000,000	16,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 8 (LOC: BARCLAYS BANK PLC)	b	1.05%		07/07/17	5,000,000	5,000,000
NUVEEN MUNICIPAL CREDIT INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: JPMORGAN CHASE BANK NA)	b	1.06%		07/07/17	11,000,000	11,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	1.06%		07/07/17	8,000,000	8,000,000
NUVEEN QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: BARCLAYS BANK PLC)	b	1.07%		07/07/17	3,000,000	3,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 3 (LOC: BARCLAYS BANK PLC)	b	1.07%		07/07/17	9,000,000	9,000,000
UNIVERSITY HOSPITAL HEALTH SYSTEMS
HOSPITAL RB SERIES 2013C (LOC: BARCLAYS BANK PLC)		1.19%		07/07/17	38,000,000	38,000,000
WESTERN ASSET INTERMEDIATE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		07/07/17	4,000,000	4,000,000
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		07/07/17	16,000,000	16,000,000
WESTERN ASSET MUNICIPAL PARTNERS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		07/07/17	4,100,000	4,100,000
						388,050,000
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Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Instruments 1.0%
BANK OF AMERICA NA		1.28%	07/05/17	09/05/17	37,000,000	37,000,000
		1.21%	07/07/17	11/07/17	50,000,000	50,000,000
		1.26%	07/13/17	11/13/17	26,000,000	26,000,000
		1.26%	07/14/17	11/14/17	78,000,000	78,000,000
						191,000,000
Total Variable-Rate Obligations
(Cost $4,353,054,413)						4,353,054,413
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 16.1% of net assets
U.S. Government Agency Repurchase Agreements* 2.8%
BANK OF NOVA SCOTIA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $37,083,461, 1.76% - 6.50%, due 02/01/29 - 05/01/47)		1.12%		07/03/17	36,003,360	36,000,000
BNP PARIBAS SA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $177,008,113, 0.00% - 7.00%, due 07/20/17 - 06/20/46)		1.12%		07/03/17	173,016,147	173,000,000
GOLDMAN SACHS & CO LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $13,260,000, 2.50% - 5.00%, due 02/01/21 - 04/01/47)		1.05%		07/03/17	13,001,138	13,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $70,040,001, 1.47% - 3.00%, due 01/15/42 - 05/20/67)		1.10%		07/03/17	68,006,233	68,000,000
MIZUHO SECURITIES USA LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $31,930,000, 4.50%, due 12/01/46 - 05/20/47)		1.15%		07/03/17	31,002,971	31,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $219,460,116, 3.50% - 4.00%, due 06/01/32 - 03/01/47)		1.10%		07/03/17	211,019,342	211,000,000
						532,000,000
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Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreements 7.3%
BANK OF NOVA SCOTIA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $169,335,593, 0.75% - 2.13%, due 10/31/17 - 05/15/25)		1.10%		07/03/17	166,015,217	166,000,000
BARCLAYS BANK PLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $54,064,754, 0.00% - 5.00%, due 08/03/17 - 05/15/37)		1.05%		07/03/17	53,004,638	53,000,000
BARCLAYS CAPITAL INC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $2,004,353, 0.75% - 4.25%, due 07/15/17 - 05/15/27)		1.08%		07/03/17	1,965,225	1,965,048
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $1,154,096,258, 1.63%, due 11/15/22)		1.00%		07/03/17	1,154,096,167	1,154,000,000
						1,374,965,048
Other Repurchase Agreements** 6.0%
BNP PARIBAS SA
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $194,399,883, 0.00% - 10.75%, due 06/01/18 - 12/31/99)		1.32%		07/05/17	169,043,377	169,000,000
Issued 06/29/17, repurchase date 07/06/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $130,544,699, 1.47% - 9.25%, due 07/15/18 - 04/08/68)		1.28%		07/06/17	117,029,120	117,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,503,422, 3.59% - 4.59%, due 09/15/32 - 08/10/43)	a	1.36%		07/05/17	30,007,933	30,000,000
Issued 06/19/17, repurchase date 09/18/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $127,653,380, 0.32% - 6.85%, due 10/19/25 - 09/15/58)		1.61%		08/04/17	111,228,352	111,000,000
JP MORGAN SECURITIES LLC
Issued 06/01/17, repurchase date 11/28/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $157,764,487, 1.29% - 6.50%, due 01/16/18 - 10/15/48)		1.69%		09/28/17	137,765,335	137,000,000
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Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/20/17, repurchase date 12/18/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $147,272,374, 1.26% - 7.38%, due 02/13/18 - 09/15/45)		1.77%		09/28/17	128,629,333	128,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/02/17, repurchase date 08/31/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $64,400,000, 3.82% - 5.22%, due 05/28/24 - 05/27/25)		1.59%		08/04/17	56,155,820	56,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $16,101,758, 2.82% - 6.42%, due 02/25/31 - 07/15/40)		1.31%		07/03/17	14,001,528	14,000,000
Issued 06/27/17, repurchase date 07/03/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $94,320,969, 2.68% - 5.20%, due 01/15/18 - 07/15/64)		1.32%		07/03/17	82,018,040	82,000,000
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $85,121,843, 2.87% - 7.20%, due 11/18/33 - 01/17/59)		1.32%		07/05/17	74,018,993	74,000,000
Issued 06/30/17, repurchase date 07/07/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $77,069,777, 4.17% - 5.51%, due 01/15/21 - 04/26/55)		1.32%		07/07/17	67,017,197	67,000,000
Issued 04/25/17, repurchase date 10/23/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $61,470,954, 3.65% - 5.79%, due 11/18/43 - 06/17/49)		1.70%		10/03/17	53,402,947	53,000,000
Issued 05/15/17, repurchase date 11/13/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $97,436,013, 0.00% - 10.75%, due 03/01/19 - 02/02/43)		1.71%		10/03/17	84,562,590	84,000,000
						1,122,000,000
Total Repurchase Agreements
(Cost $3,028,965,048)						3,028,965,048

End of Investments.

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Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

At 06/30/17, the tax basis cost of the fund's investments was $18,726,733,548.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,921,782,045 or 26.2% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CNTY —	County
ETF —	Exchange-traded fund
GO —	General obligation
HFA —	Housing finance agency/authority
LOC —	Letter of credit
LT —	Limited tax
RB —	Revenue bond

At June 30, 2017, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Value Advantage Money Fund
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at cost and value		$15,697,768,500
Repurchase agreements, at cost and value	+	3,028,965,048
Total investments, at cost and value (Note 2a)		18,726,733,548
Receivables:
Fund shares sold		156,876,530
Interest		17,255,300
Prepaid expenses	+	512,209
Total assets		18,901,377,587
Liabilities
Payables:
Investments bought		30,898,131
Investment adviser and administrator fees		2,934,012
Shareholder service fees		272,677
Fund shares redeemed		53,323,510
Distributions to shareholders		6,873,465
Accrued expenses	+	136,661
Total liabilities		94,438,456
Net Assets
Total assets		18,901,377,587
Total liabilities	–	94,438,456
Net assets		$18,806,939,131
Net Assets by Source
Capital received from investors		18,806,939,131

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$10,333,620,961		10,332,469,292		$1.00
Select Shares	$3,092,882,669		3,092,609,686		$1.00
Premier Shares	$2,438,730,162		2,438,489,502		$1.00
Ultra Shares	$2,941,705,339		2,941,368,498		$1.00

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Schwab Taxable Money Funds  |  Semiannual Report
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Schwab Value Advantage Money Fund
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Interest		$82,735,218
Expenses
Investment adviser and administrator fees		24,072,854
Shareholder service fees:
Investor Shares		10,756,649
Select Shares		1,732,363
Premier Shares		385,170
Ultra Shares		244,376
Registration fees		330,498
Custodian fees		207,732
Portfolio accounting fees		126,850
Professional fees		49,940
Transfer agent fees		49,441
Independent trustees' fees		34,207
Shareholder reports		25,215
Other expenses	+	88,453
Total expenses		38,103,748
Expense reduction by CSIM and its affiliates	–	11,729,149
Net expenses	–	26,374,599
Net investment income		56,360,619
Increase in net assets resulting from operations		$56,360,619
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Schwab Taxable Money Funds  |  Semiannual Report
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Schwab Value Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$56,360,619	$35,181,501
Net realized gains	+	—	2,627,468
Increase in net assets from operations		56,360,619	37,808,969
Distributions to Shareholders
Distributions from net investment income
Investor Shares		(28,663,781)	(15,772,803)
Select Shares		(8,924,865)	(4,302,188)
Premier Shares		(8,146,105)	(4,843,912)
Ultra Shares	+	(10,625,868)	(10,262,598)
Total distributions from net investment income		(56,360,619)	(35,181,501)
Distributions from net realized gains
Investor Shares		—	(110,090)
Select Shares		—	(23,636)
Premier Shares		—	(20,608)
Ultra Shares	+	—	(30,966)
Total distributions from net realized gains		—	(185,300)
Total distributions		(56,360,619)	(35,366,801)
Transactions in Fund Shares*
Shares Sold
Investor Shares		5,660,705,665	3,257,524,309
Select Shares		2,672,016,550	1,561,826,762
Premier Shares		2,191,918,646	1,795,679,426
Ultra Shares	+	2,190,248,190	2,920,435,576
Total shares sold		12,714,889,051	9,535,466,073
Shares Reinvested
Investor Shares		21,983,624	14,456,954
Select Shares		6,240,620	3,621,732
Premier Shares		5,676,149	3,982,018
Ultra Shares	+	8,331,688	8,281,602
Total shares reinvested		42,232,081	30,342,306
Shares Redeemed
Investor Shares		(2,408,756,026)	(2,619,453,595)
Select Shares		(1,104,105,540)	(1,066,602,319)
Premier Shares		(1,072,945,960)	(1,253,304,746)
Ultra Shares	+	(1,271,622,118)	(2,886,709,570)
Total shares redeemed		(5,857,429,644)	(7,826,070,230)
Net transactions in fund shares		6,899,691,488	1,739,738,149
Net Assets
Beginning of period		11,907,247,643	10,165,067,326
Total increase	+	6,899,691,488	1,742,180,317
End of period		$18,806,939,131	$11,907,247,643
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Taxable Money Funds  |  Semiannual Report
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Schwab Taxable Money Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Variable Share Price Money Fund™
Schwab Government Money Fund	Schwab Retirement Government Money Fund™
Schwab U.S. Treasury Money Fund	Schwab Municipal Money Fund™
Schwab Treasury Obligations Money Fund	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund	Schwab California Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New York Municipal Money Fund™
Schwab Cash Reserves™	Schwab New Jersey Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Pennsylvania Municipal Money Fund™
Schwab Investor Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Government Money Fund offers two share classes: Sweep Shares and Purchased Shares. Schwab U.S. Treasury Money Fund offers one share class. Schwab Treasury Obligations Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Schwab Value Advantage Money Fund offers four share classes: Investor Shares, Select Shares, Premier Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
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Schwab Taxable Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: (Schwab U.S. Treasury Money Fund may not invest in repurchase agreements) In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds' repurchase agreements are collateralized by cash and/or U.S. government securities. (Note that Schwab Value Advantage Money Fund may also be collateralized by debt securities, equity securities or other types of securities). These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds' custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2017, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Government Money Fund	$7,417,246,502
Schwab U.S. Treasury Money Fund	—
Schwab Treasury Obligations Money Fund	1,548,821,258
Schwab Value Advantage Money Fund	3,028,965,048
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
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Schwab Taxable Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
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Financial Notes, unaudited (continued)

3. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although the funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Schwab Value Advantage Money Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. (Applies only to Schwab Value Advantage Money Fund) The Schwab Value Advantage Money Fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. (Applies only to Schwab Government Money Market Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund) When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default. Schwab Value Advantage Money Fund may invest in repurchase agreements secured by Alternative Collateral, while Schwab Government Money Fund and Schwab Treasury Obligations Money Fund may not.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though a fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. (Applies only to Schwab Value Advantage Money Fund) The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. (Applies only to Schwab Value Advantage Money Fund) Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; the imposition of economic sanctions or other government restrictions; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2017, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund's average daily net assets were as follows:
Schwab Government Money Fund	0.30%
Schwab U.S. Treasury Money Fund	0.31%
Schwab Treasury Obligations Money Fund	0.33%
Schwab Value Advantage Money Fund	0.31%
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables Sweep Shares of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Sweep Shares of Schwab Treasury Obligations Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in such funds based on the amounts set forth below.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. The sweep administration fee and shareholder servicing fee paid to Schwab are based on the average daily net asset value of the funds' shares owned by
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Schwab Government Money Fund
Sweep Shares	0.25%	0.15%
Purchased Shares	0.25%	n/a
Schwab U.S. Treasury Money Fund	0.25%	0.15%
Schwab Treasury Obligations Money Fund
Sweep Shares	0.25%	0.15%
Value Advantage Shares	0.22%	n/a
Schwab Value Advantage Money Fund
Investor Shares	0.25%	n/a
Select Shares	0.15%	n/a
Premier Shares	0.04%	n/a
Ultra Shares	0.02%	n/a
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Schwab Government Money Fund
Sweep Shares*	0.75%
Purchased Shares	n/a
Schwab U.S. Treasury Money Fund*	0.60%
Schwab Treasury Obligations Money Fund
Sweep Shares*	0.65%
Value Advantage Shares*	0.45%
Schwab Value Advantage Money Fund
Investor Shares*	0.45%
Select Shares**	0.35%
Premier Shares**	0.24%
Ultra Shares**	0.21%
*	CSIM and its affiliates have agreed to limit the fund's or fund share class's expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.
**	CSIM and its affiliates have agreed to limit this share class's expenses as described above through April 29, 2019.
In addition, effective January 1, 2017 through December 31, 2017, CSIM and its affiliates agreed to waive an additional amount of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund — Investor Shares and Select Shares expenses equal to 0.035% of each fund's or share class's average daily net assets.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
During the period ended June 30, 2017, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab Government Money Fund	$12,171,868	$5,518,757
Schwab U.S. Treasury Money Fund	15,309,778	13,984,163
Schwab Treasury Obligations Money Fund	2,411,803	1,636,163
Schwab Value Advantage Money Fund	11,729,149	11,729,149
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for Schwab Value Advantage Money Fund (and each of its classes) and a non-negative net yield for Schwab Government Money Fund (and each of its classes), Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund (and each of its classes).
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund	Schwab Value Advantage Money Fund
No expiration	$321,289	$567,722	$46,407	$—
Total	$321,289	$567,722	$46,407	$—
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Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the funds did not incur any interest or penalties.

8. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund and Schwab Treasury Obligations Money Fund (each a Fund and collectively, the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 19, 2017, and June 6, 2017, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 6, 2017. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser

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profitability, as discussed in more detail below, and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses and methodology. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Taxable Money Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Schwab Taxable Money Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Taxable Money Funds
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Taxable Money Funds
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/schwabfunds_prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Schwab Taxable Money Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR32957-12
00196499

Semiannual Report  |  June 30, 2017
Schwab Municipal Money Fund™
Schwab AMT Tax-Free Money Fund™

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
The past few years have been an eventful period for the money market fund industry, with Money Market Fund Reform changing the way in which many money market funds are managed. New regulations have resulted in certain money market funds moving from a stable net asset value (NAV) to one that “floats,” or changes along with the underlying value of securities in a fund’s portfolio.1 Investor eligibility requirements on certain types of money market funds also changed as a result of new regulations. Then there’s the Federal Reserve (Fed), which pivoted from maintaining historically low short-term interest rates since the financial crisis to raising the federal funds rate three times over the last 18 months, pushing money market fund yields higher.
Tax-exempt municipal money market funds have not been immune to these pressures. Many such funds have been forced to close due to significant institutional investor outflows ahead of the regulatory changes last year, along with specific security supply dynamics in certain states. However, the outlook has improved noticeably in recent months. Tax-exempt municipal money market fund assets under management have stabilized this year, and the Fed’s rate increases have pushed yields higher. In addition, credit quality has generally remained strong, supported by an economy that continues to grow, albeit modestly.
Last year’s Money Market Fund Reform implementation was a major undertaking here at Charles Schwab Investment Management, requiring a lot of preparation to ensure a successful implementation. But being prepared is nothing new for us. On a regular basis, we examine the potential effects of market developments on the Schwab Money Funds. This includes stress testing the funds for factors such as decreases or increases in interest rates, widening of spreads, downgrades and defaults of issuers, and cash flow and shareholder activity.
Money market funds are a very important asset class for us, and our lineup of tax-exempt municipal money funds will continue to utilize the same disciplined and dynamic investment process that has made us one of the nation’s largest money market fund providers.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Municipal Money Fund or the Schwab AMT Tax-Free Money Fund, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Tax-exempt municipal money market fund assets under management have stabilized this year, and the Fed’s rate increases have pushed yields higher.”
[1]	All of the Schwab Municipal Money Funds are stable NAV funds.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
The Investment Environment

Over the six-month reporting period ended June 30, 2017, yields on municipal money market funds (muni funds) generally rose. Two short-term interest rate increases by the Federal Reserve (Fed) and the residual effects of last year’s Money Market Fund Reform implementation combined to place upward pressure on short-term yields, while longer-term yields generally fell. For much of the reporting period, non-traditional buyers, such as taxable money market funds, continued to participate in the municipal securities market as yields on tax-exempt securities remained competitive with taxable alternatives. As the reporting period continued and the yield curve flattened, however, these buyers transitioned out of the municipal securities market while other buyers, such as municipal bond funds and separately managed accounts (SMAs), moved into the municipal securities market from the longer end of the yield curve. Meanwhile, the overall municipal money market continued to stabilize after the significant fund outflows in 2016 that resulted from Money Market Fund Reform regulations.
U.S. monetary policy remained relatively accommodative over the reporting period, though the Fed took several tightening steps toward a more normalized policy environment. Toward the end of February, New York Federal Reserve President William Dudley suggested that the Fed might raise short-term interest rates in March. Markets were not expecting a March rate hike, and short-term rates rose sharply as a result. At its March meeting, the Fed followed through with recent expectations and raised the federal funds target rate to a range of 0.75% to 1.00%, with expectations for two additional increases in 2017. The Fed raised rates again in June by another 25 basis points, signaling continued confidence in the global economy as well as in future inflation. This move was better telegraphed, resulting in a more gradual upward movement in short-term yields.
After the June meeting, the Fed also announced plans to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. Since the 2013 “taper tantrum,” when fear of the Fed’s decision to scale back quantitative easing sent U.S. Treasury yields up sharply, Fed officials have been careful to communicate their future monetary policy plans to avoid drastic investor moves and allow markets time to gradually adjust. While no exact timeline was given for this unwinding, minutes from the June meeting indicated several Fed officials wanted to begin later in 2017 and complete the process over several years.
Over the reporting period, the Securities Industry and Financial Markets Association Municipal Swap Index (SIFMA Index), a key barometer of short-term municipal rates, ranged between approximately 0.62% and 0.92%. Early in the year, the SIFMA Index was slightly lower but generally in line with 1-Week London interbank offered rate (LIBOR), a benchmark for short-term interest rates. In March, however, the spread between the two measures began to widen, causing inventories of municipal securities to build. The SIFMA Index rose as a result, attracting taxable buyers into this traditionally tax-exempt space. As inventories leveled off, the SIFMA Index and 1-Week LIBOR moved generally back in line with one another. This same pattern played out once more over the reporting period, with the spread between the SIFMA Index and 1-Week LIBOR ending the first half of 2017 at approximately 0.28%.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs or expenses, and you cannot invest in them directly.
Management views may have changed since the report date.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Management

Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

Chris Nagao, Portfolio Manager, is a member of the team responsible for the day-to-day management of the funds. Previously, he served as an associate portfolio manager with CSIM from 2012-2016. Prior to that, he worked as a senior applications engineer supporting CSIM’s portfolio management team by building analytical tools to assist in managing the funds. Before joining CSIM in 2007, he was lead software developer for Global Real Analytics.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund

The Schwab Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Demand for securities typically held by muni money market funds was strong over the six-month reporting period ended June 30, 2017, in part due to the presence of non-traditional buyers. As yields on muni securities remained competitive with the yields on taxable alternatives, non-traditional buyers, such as taxable money market funds, continued to compete for supply in this market early in the reporting period. More recently, however, the muni yield curve flattened and drove more tax-exempt short duration bond funds and separately managed account (SMA) platforms back into the muni money market. This steady rotation back to more typical municipal investors placed additional pressure on muni security yields, and resulted in a more diverse group of buyers across the one to thirteen month range of the muni money market yield curve than had existed previously.
Meanwhile, June’s note season, the time of year when state and local governments issue short-term notes to investors, was uneventful for most muni money market funds. Other buyers, including SMAs and bond funds, saw the relative value in the one year note market (as compared to yields on two and three year notes) and flooded it, pricing out many muni money market funds. This, in combination with two short-term interest rate increases by the Federal Reserve in the first half of 2017, caused many muni money market funds to turn to one to three month commercial paper where other buyers had a smaller presence. As a result, the muni money market yield curve inverted toward the end of the reporting period, with three month commercial paper yielding higher than one year notes.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—started the year at 0.68%, rose to a peak of 0.92% in April, and ended the reporting period at 0.91%.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while generally maintaining a longer weighted average maturity (WAM) than many of the fund’s peers for most of the reporting period. The fund’s WAM varied in a range of 14 to 26 days, due to both a flat muni yield curve and the two short-term interest rate hikes by the Fed. In this environment, the fund’s concentration of fixed-rate securities was in commercial paper in the one to three month maturity range.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	20 Days
Largest Holdings by State % of Net Assets

Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund
Performance and Fund Facts as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Municipal Money Fund
	Sweep Shares	Value Advantage Shares®	Select Shares®	Premier Shares
Ticker Symbol	SWXXX	SWTXX	SWLXX	SWOXX
Minimum Initial Investment[1]	*	$25,000 [2]	$1,000,000	$3,000,000
Seven-Day Yield (with waivers)[3]	0.36%	0.50%	0.60%	0.70%
Seven-Day Yield (without waivers)[3]	0.26%	0.39%	0.39%	0.39%
Seven-Day Effective Yield (with waivers)[3]	0.36%	0.50%	0.60%	0.71%
Seven-Day Taxable Equivalent Effective Yield[3,4]	0.63%	0.88%	1.06%	1.25%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab AMT Tax-Free Money Fund

The Schwab AMT Tax-Free Money Fund (the fund) seeks the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Demand for securities typically held by muni money market funds was strong over the six-month reporting period ended June 30, 2017, in part due to the presence of non-traditional buyers. As yields on muni securities remained competitive with the yields on taxable alternatives, non-traditional buyers, such as taxable money market funds, continued to compete for supply in this market early in the reporting period. More recently, however, the muni yield curve flattened and drove more tax-exempt short duration bond funds and separately managed account (SMA) platforms back into the muni money market. This steady rotation back to more typical municipal investors placed additional pressure on muni security yields, and resulted in a more diverse group of buyers across the one to thirteen month range of the muni money market yield curve than had existed previously.
Meanwhile, June’s note season, the time of year when state and local governments issue short-term notes to investors, was uneventful for most muni money market funds. Other buyers, including SMAs and bond funds, saw the relative value in the one year note market (as compared to yields on two and three year notes) and flooded it, pricing out many muni money market funds. This, in combination with two short-term interest rate increases by the Federal Reserve in the first half of 2017, caused many muni money market funds to turn to one to three month commercial paper where other buyers had a smaller presence. As a result, the muni money market yield curve inverted toward the end of the reporting period, with three month commercial paper yielding higher than one year notes.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—started the year at 0.68%, rose to a peak of 0.92% in April, and ended the reporting period at 0.91%.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while generally maintaining a longer weighted average maturity (WAM) than many of the fund’s peers for most of the reporting period. The fund’s WAM varied in a range of 15 to 27 days, due to both a flat muni yield curve and the two short-term interest rate hikes by the Fed. In this environment, the fund’s concentration of fixed-rate securities was in commercial paper in the one to three month maturity range.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	22 Days
Largest Holdings by State % of Net Assets

Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab AMT Tax-Free Money Fund
Performance and Fund Facts as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab AMT Tax-Free Money Fund
	Sweep Shares	Value Advantage Shares®
Ticker Symbol	SWFXX	SWWXX
Minimum Initial Investment[1]	*	$25,000 [2]
Seven-Day Yield (with waivers)[3]	0.33%	0.50%
Seven-Day Yield (without waivers)[3]	0.25%	0.38%
Seven-Day Effective Yield (with waivers)[3]	0.33%	0.50%
Seven-Day Taxable Equivalent Effective Yield[3,4]	0.58%	0.88%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2017 and held through June 30, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/17	Ending Account Value (Net of Expenses) at 6/30/17	Expenses Paid During Period 1/1/17-6/30/17[2]
Schwab Municipal Money Fund
Sweep Shares
Actual Return	0.58%	$1,000.00	$1,001.10	$2.88
Hypothetical 5% Return	0.58%	$1,000.00	$1,021.92	$2.91
Value Advantage Shares
Actual Return	0.44%	$1,000.00	$1,001.80	$2.18
Hypothetical 5% Return	0.44%	$1,000.00	$1,022.62	$2.21
Select Shares
Actual Return	0.34%	$1,000.00	$1,002.30	$1.69
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.11	$1.71
Premier Shares
Actual Return	0.24%	$1,000.00	$1,002.80	$1.19
Hypothetical 5% Return	0.24%	$1,000.00	$1,023.61	$1.20
Schwab AMT Tax-Free Money Fund
Sweep Shares
Actual Return	0.62%	$1,000.00	$1,001.00	$3.08
Hypothetical 5% Return	0.62%	$1,000.00	$1,021.73	$3.11
Value Advantage Shares
Actual Return	0.45%	$1,000.00	$1,001.80	$2.23
Hypothetical 5% Return	0.45%	$1,000.00	$1,022.57	$2.26

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.11% [3]	0.06%	0.03%	0.02%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.58% [4]	0.39% [5]	0.08% [5]	0.09% [5]	0.15% [5]	0.22% [5]
Gross operating expenses	0.68% [4]	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income (loss)	0.23% [4]	0.06%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$8,624	$9,741	$11,505	$11,405	$11,243	$11,721

Value Advantage Shares	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.18% [3]	0.12%	0.03%	0.02%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.44% [4]	0.34% [5]	0.08% [5]	0.09% [5]	0.16% [5]	0.22% [5]
Gross operating expenses	0.55% [4]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	0.37% [4]	0.12%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$590	$519	$548	$621	$717	$815
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Financial Highlights continued
Select Shares	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.23% [3]	0.19%	0.03%	0.02%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34% [4]	0.28% [5]	0.08% [5]	0.09% [5]	0.16% [5]	0.22% [5]
Gross operating expenses	0.55% [4]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	0.47% [4]	0.21%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$784	$516	$311	$365	$403	$467

Premier Shares	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.28% [3]	0.27%	0.03%	0.02%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.24% [4]	0.20% [5]	0.08% [5]	0.09% [5]	0.16% [5]	0.22% [5]
Gross operating expenses	0.55% [4]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	0.58% [4]	0.32%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$3,299	$2,020	$823	$1,037	$1,161	$1,389
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
20.8%	Fixed-Rate Municipal Securities	2,765,891,551	2,765,891,551
80.3%	Variable-Rate Municipal Securities	10,681,429,940	10,681,429,940
101.1%	Total Investments	13,447,321,491	13,447,321,491
(1.1%)	Other Assets and Liabilities, Net		(150,721,193)
100.0%	Net Assets		13,296,600,298

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 20.8% of net assets
Alabama 0.5%
Huntsville Healthcare Auth
CP		0.87%		07/12/17	20,235,000	20,235,000
CP		0.87%		07/17/17	25,000,000	25,000,000
CP		0.96%		10/02/17	17,400,000	17,400,000
						62,635,000
Arizona 0.3%
Phoenix Civic Improvement Corp
Airport CP Series 2014A2&B2 (LOC: BARCLAYS BANK PLC)		0.90%		07/13/17	25,000,000	25,000,000
Airport CP Series 2014B-2 (LOC: BARCLAYS BANK PLC)		0.94%		08/07/17	15,000,000	15,000,000
						40,000,000
California 2.2%
California
GO CP Series A3 (LOC: MUFG UNION BANK NA)		0.95%		08/02/17	20,940,000	20,940,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.97%		07/13/17	28,000,000	28,000,000
RB (Kaiser Permanente) Series 2006E		0.94%		09/05/17	1,165,000	1,165,000
RB (Kaiser Permanente) Series 2006E		0.96%		10/18/17	30,000,000	30,000,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.97%		07/06/17	2,490,000	2,490,000
RB (Kaiser Permanente) Series 2004E		0.97%		07/13/17	35,290,000	35,290,000
RB (Kaiser Permanente) Series 2004E		0.93%		10/11/17	14,000,000	14,000,000
RB (Kaiser Permanente) Series 2004E		0.99%		11/08/17	4,160,000	4,160,000
RB (Kaiser Permanente) Series 2004I		0.97%		07/13/17	24,610,000	24,610,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Kaiser Permanente) Series 2004I		0.94%		09/05/17	5,200,000	5,200,000
RB (Kaiser Permanente) Series 2004I		0.99%		11/08/17	7,000,000	7,000,000
RB (Kaiser Permanente) Series 2004K		0.97%		07/06/17	10,200,000	10,200,000
RB (Kaiser Permanente) Series 2004K		0.96%		10/18/17	5,090,000	5,090,000
RB (Kaiser Permanente) Series 2004K		0.99%		11/08/17	42,310,000	42,310,000
RB (Kaiser Permanente) Series 2008C		0.90%		07/18/17	1,000,000	1,000,000
RB (Kaiser Permanente) Series 2008C		0.96%		11/01/17	14,200,000	14,200,000
RB (Kaiser Permanente) Series 2008C		0.99%		11/15/17	16,465,000	16,465,000
RB (Kaiser Permanente) Series 2009B-3		0.99%		11/07/17	23,500,000	23,500,000
RB (Kaiser Permanente) Series 2009B6		0.97%		07/06/17	10,000,000	10,000,000
						295,620,000
Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.86%		07/10/17	8,165,000	8,165,000
District of Columbia 0.2%
District of Columbia Water & Sewer Auth
Extendible CP Series A		0.86%	07/06/17	03/02/18	30,000,000	30,000,000
Florida 2.4%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008A (LOC: BANK OF AMERICA NA)		0.86%		07/03/17	18,750,000	18,750,000
Florida Local Government Finance Commission
CP Series A1&B1 (LOC: JPMORGAN CHASE BANK NA)		0.92%		08/03/17	51,487,000	51,487,000
Jacksonville
CP Notes Series A (LOC: BANK OF AMERICA NA)		0.91%		08/03/17	7,625,000	7,625,000
JEA
Electric System RB Series 2008C3 (LIQ: ROYAL BANK OF CANADA)		0.88%		07/06/17	25,000,000	25,000,000
Electric System Sub RB Series 2017A		2.00%		10/01/17	3,000,000	3,007,931
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		0.88%		07/07/17	25,000,000	25,000,000
Miami-Dade Cnty
Water & Sewer System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		0.90%		07/12/17	32,500,000	32,500,000
Water & Sewer System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		0.98%		08/01/17	10,000,000	10,000,000
Water & Sewer System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		0.94%		08/15/17	7,500,000	7,500,000
Water & Sewer System CP Notes Series B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.89%		08/08/17	81,000,000	81,000,000
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.95%		09/07/17	39,957,000	39,957,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.96%		09/07/17	15,000,000	15,000,000
						316,826,931

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Georgia 0.1%
Atlanta
Water & Wastewater Revenue CP Notes 2015A2 (LOC: WELLS FARGO BANK NA)		1.00%		10/03/17	16,800,000	16,800,000
Hawaii 0.1%
Honolulu
GO CP Series B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.94%		08/30/17	20,000,000	20,000,000
Illinois 0.4%
Chicago
OHare Airport CP Notes Series 2009A1&A2 (LOC: BANK OF AMERICA NA)		1.00%		09/19/17	6,715,000	6,715,000
OHare Airport CP Notes Series 2009B2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.98%		09/20/17	4,619,000	4,619,000
Illinois Finance Auth
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.89%		07/10/17	5,793,000	5,793,000
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.95%		08/01/17	28,986,000	28,986,000
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.97%		08/08/17	5,000,000	5,000,000
						51,113,000
Kentucky 0.3%
Louisville & Jefferson Cnty Metro Sewer District
BAN 2016		3.50%		11/15/17	44,495,000	44,916,732
Louisiana 0.2%
Ascension Parish
RB (BASF Corp) Series 1999		1.00%		07/06/17	10,000,000	10,000,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		1.25%		03/15/18	20,000,000	20,000,000
						30,000,000
Maryland 0.4%
Maryland Health & Higher Educational Facilities Auth
CP (Johns Hopkins Univ) Series A&B		0.89%		07/07/17	8,400,000	8,400,000
Montgomery Cnty
BAN Series 2010A (LIQ: PNC BANK NATIONAL ASSOCIATION)		0.86%		07/06/17	49,000,000	49,000,000
						57,400,000
Massachusetts 0.8%
Massachusetts Bay Transportation Auth
Sales Tax CP BAN Series A (LIQ: US BANK NATIONAL ASSOCIATION)		0.90%		07/18/17	20,000,000	20,000,000
Sales Tax CP Series B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.87%		07/10/17	26,000,000	26,000,000
Sr Sales Tax Bonds Series 2004B		5.25%		07/01/17	100,000	100,000
Massachusetts Water Resources Auth
CP Series 1999 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.93%		09/06/17	23,000,000	22,996,272
Water CP Series 2016 (LOC: TD BANK NA)		0.90%		07/05/17	16,000,000	16,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Randolph
BAN		2.00%		09/28/17	10,974,450	11,001,097
GO BAN		2.00%		09/28/17	11,548,635	11,578,161
						107,675,530
Michigan 0.5%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		0.95%		09/01/17	22,000,000	22,000,000
Univ of Michigan
CP Notes Series K-1		0.91%		08/01/17	17,385,000	17,385,000
CP Notes Series K-1		0.91%		08/04/17	16,660,000	16,660,000
General RB Series 2009B		0.90%		08/01/17	8,510,000	8,510,000
						64,555,000
Minnesota 0.0%
Minnesota
GO Bonds Series 2013D		5.00%		10/01/17	4,850,000	4,899,840
Mississippi 0.1%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		0.85%		08/01/17	12,840,000	12,840,000
Missouri 0.3%
Univ of Missouri
CP Series A		0.91%		08/01/17	26,100,000	26,100,000
CP Series A		0.92%		08/02/17	15,000,000	15,000,000
						41,100,000
Nevada 0.4%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.90%		08/08/17	27,500,000	27,500,000
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.93%		09/12/17	20,000,000	20,000,000
						47,500,000
New Jersey 2.2%
Bergen Cnty
BAN 2016B		2.00%		12/14/17	76,000,000	76,315,126
Brick Township
BAN		2.00%		07/26/17	21,869,345	21,885,039
Burlington Cnty Bridge Commission
Sub Revenue Notes Series 2016		2.00%		11/16/17	17,500,000	17,570,766
Edgewater
BAN 2016		2.00%		07/21/17	6,000,000	6,003,255
Fort Lee
BAN 2016		2.00%		11/10/17	2,500,000	2,510,122
Freehold Township
BAN 2016		2.25%		11/17/17	6,500,000	6,533,863

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2016C1		2.00%		11/01/17	8,355,000	8,385,689
Cnty-Guaranteed Pooled Notes Series 2017-B-1A		2.25%		06/15/18	6,050,000	6,114,616
Jersey City
BAN 2017A		2.25%		01/19/18	7,000,000	7,046,771
Livingston Township
BAN 2017		2.25%		02/08/18	6,400,000	6,446,996
Montclair Township
GO BAN		2.50%		11/03/17	19,333,200	19,439,627
Nutley
BAN		2.25%		12/21/17	7,000,000	7,035,733
Ocean City
BAN 2016C		2.50%		11/30/17	10,000,000	10,063,097
Readington Township
BAN Series 2017B		2.25%		02/01/18	10,000,000	10,064,618
Robbinsville
BAN Series 2016A		2.00%		07/27/17	5,000,000	5,003,972
Rockaway
BAN 2016		2.00%		11/16/17	9,456,000	9,496,578
Rutgers State Univ
CP Series A&B (LIQ: WELLS FARGO BANK NA)		0.90%		07/12/17	12,000,000	12,000,000
South River
BAN 2016A		2.50%		12/12/17	12,546,000	12,616,149
Woodbridge
BAN		2.00%		08/18/17	15,500,000	15,521,741
BAN		3.00%		08/18/17	36,000,000	36,093,737
						296,147,495
New York 1.6%
Amherst
BAN 2016		2.50%		11/09/17	23,000,000	23,136,287
Amityville UFSD
BAN 2017		2.25%		06/22/18	5,000,000	5,052,035
Bedford CSD
BAN	b	2.25%		07/13/18	1,657,041	1,673,727
BAN 2017	b	2.50%		07/13/18	12,000,000	12,163,920
Burnt Hills - Ballston Lake CSD
BAN 2017		2.50%		06/22/18	10,000,000	10,136,450
Clarence CSD
BAN 2017A	b	2.50%		06/28/18	12,000,000	12,157,560
Hampton Bays UFSD
BAN 2017		2.25%		06/20/18	12,311,250	12,450,616
Islip UFSD
BAN 2016		2.00%		11/10/17	11,110,000	11,154,598
Liverpool CSD
BAN		2.25%		06/28/18	13,300,000	13,451,957
Middletown City SD
BAN 2017		2.50%		06/21/18	6,000,000	6,081,631
Miller Place UFSD
TAN 2017	b	2.50%		06/27/18	10,000,000	10,127,500

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City
GO Bonds Fiscal 2015 Series 1		3.00%		08/01/17	1,875,000	1,878,371
New York State Dormitory Auth
CP (Cornell Univ)		0.90%		08/16/17	19,000,000	19,000,000
New York State Power Auth
CP Series 1&2		0.93%		09/06/17	12,500,000	12,500,000
CP Series 1&2		0.93%		09/07/17	20,944,000	20,944,000
Oceanside UFSD
TAN 2017-2018	b	2.25%		06/21/18	26,000,000	26,278,460
Pittsford CSD
GO BAN 2017		2.00%		02/09/18	4,000,000	4,023,705
Port Auth of New York & New Jersey
CP Series A		0.95%		09/06/17	4,075,000	4,075,000
						206,285,817
Ohio 0.8%
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2011B		5.00%		07/12/17	725,000	725,872
RB (Trinity Health) Series 2013OH		0.95%		09/01/17	23,000,000	23,000,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		0.91%		09/14/17	20,065,000	20,065,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		0.95%		09/07/17	24,000,000	24,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		0.93%		09/21/17	32,000,000	32,000,000
						99,790,872
Oregon 0.2%
Oregon Dept of Transportation
Highway User Tax Sr Lien RB Series 2007A (ESCROW)		4.50%		11/15/17	20,000,000	20,260,752
Pennsylvania 0.0%
Pennsylvania Higher Educational Facilities Auth
RB (Univ of Pennsylvania Health) Series 2009A		5.00%		08/15/17	135,000	135,657
Pennsylvania Infrastructure Investment Auth
GO CP Series 2016A (LIQ: JPMORGAN CHASE BANK NA)		0.91%		09/05/17	831,000	831,000
Philadelphia
Airport Revenue CP Series A1&B1&C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.96%		09/05/17	5,600,000	5,600,000
						6,566,657
Tennessee 0.7%
Memphis
GO CP Series A (LIQ: MIZUHO BANK LTD)		0.92%		08/07/17	15,000,000	15,000,000
Metro Government of Nashville & Davidson Cnty
GO CP Series A1 (LIQ: MIZUHO BANK LTD)		0.88%		07/07/17	30,000,000	30,000,000
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.90%		07/06/17	13,860,000	13,860,000
Water & Sewer Revenue CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.98%		09/07/17	17,575,000	17,575,000
Water & Sewer Revenue CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.99%		09/13/17	12,000,000	12,000,000
						88,435,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas 4.6%
Dallas
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.88%		07/06/17	7,790,000	7,790,000
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.90%		07/06/17	13,000,000	13,000,000
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.93%		08/01/17	28,131,000	28,131,000
Waterworks & Sewer System CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.91%		08/11/17	8,000,000	8,000,000
Waterworks & Sewer System CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.92%		08/11/17	17,117,000	17,117,000
Waterworks & Sewer System CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.95%		08/17/17	10,000,000	10,000,000
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Series I		0.90%		07/18/17	10,000,000	10,000,000
Sr Sub Lien Sales Tax Revenue CP Series I		0.97%		08/22/17	35,000,000	35,000,000
Eanes ISD
ULT GO Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/01/17	200,000	200,152
Garland
Electric Utility System CP Series 2014 (LOC: WELLS FARGO BANK NA)		0.93%		08/14/17	19,895,000	19,895,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.88%		07/12/17	3,000,000	3,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.88%		07/19/17	53,000,000	53,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.92%		08/02/17	5,000,000	5,000,000
Refunding RB (Methodist Hospital) Series 2009C1		0.94%		08/16/17	38,150,000	38,150,000
Refunding RB (Methodist Hospital) Series 2009C2		0.92%		08/02/17	16,000,000	16,000,000
Houston
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.94%		07/19/17	25,000,000	25,000,000
Airport System Sr Lien CP Series A&B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.92%		08/04/17	12,250,000	12,250,000
Combined Utility System 1st Lien Refunding RB Series 2007A (ESCROW)		5.00%		11/15/17	1,550,000	1,572,773
North East ISD
ULT CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.90%		07/25/17	35,000,000	35,000,000
Port of Port Arthur Navigation District
RB (BASF Corp) Series 2000A		1.00%		07/06/17	15,000,000	15,000,000
San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.96%		08/02/17	50,540,000	50,540,000
Electric & Gas Systems CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.93%		09/07/17	24,000,000	24,000,000
Electric & Gas Systems CP Series C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.94%		09/01/17	40,665,000	40,665,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.89%		07/06/17	9,655,000	9,655,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.92%		08/01/17	26,965,000	26,965,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.02%		12/12/17	20,000,000	20,000,000
Texas A&M Univ
CP Series B		0.91%		08/01/17	7,730,000	7,730,000
Texas Municipal Power Agency
CP Notes Series 2005 (LOC: BARCLAYS BANK PLC)		0.94%		08/22/17	53,115,000	53,115,000
Univ of Texas
Revenue Financing CP Series A		0.93%		08/14/17	8,700,000	8,700,000
Revenue Financing CP Series A		0.95%		09/05/17	15,000,000	15,000,000
						609,475,925
Utah 0.4%
Intermountain Power Agency
CP Series B (LIQ: BANK OF AMERICA NA)		0.92%		07/05/17	16,140,000	16,140,000
CP Series B (LIQ: BANK OF AMERICA NA)		0.92%		07/13/17	13,860,000	13,860,000
CP Series B (LIQ: BANK OF AMERICA NA)		0.92%		08/09/17	18,000,000	18,000,000
						48,000,000
Virginia 0.2%
Metropolitan Washington Airports Auth
2nd Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.96%		07/25/17	15,000,000	15,000,000
2nd Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.90%		08/28/17	13,000,000	13,000,000
2nd Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.96%		09/05/17	3,900,000	3,900,000
						31,900,000
Washington 0.2%
Port of Tacoma
Sub Lien Revenue CP Series 2002B (LOC: BANK OF AMERICA NA)		0.94%		08/09/17	25,000,000	25,000,000
Washington
GO Refunding Bonds Series R2011C		5.00%		07/01/17	500,000	500,000
						25,500,000
Wisconsin 0.6%
Wisconsin
GO CP Notes 2005A (LIQ: BMO HARRIS BANK NA)		0.89%		07/18/17	16,472,000	16,472,000
Transportation Revenue CP Notes (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.92%		07/07/17	5,010,000	5,010,000
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		1.12%		09/25/17	20,000,000	20,000,000
RB (Aurora Health Care) Series 2008B (LOC: JPMORGAN CHASE BANK NA)		0.95%		09/06/17	40,000,000	40,000,000
						81,482,000
Total Fixed-Rate Municipal Securities
(Cost $2,765,891,551)						2,765,891,551

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 80.3% of net assets
Alabama 3.3%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.06%		07/07/17	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.06%		07/07/17	10,550,000	10,550,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	2,390,000	2,390,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)		1.07%		07/07/17	1,570,000	1,570,000
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.08%	07/06/17	07/20/17	4,180,000	4,180,000
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	a	0.96%		07/07/17	7,185,000	7,185,000
Water Refunding RB Series 2015A (LIQ: ROYAL BANK OF CANADA)	a	0.96%		07/07/17	20,000,000	20,000,000
Columbia IDB
Pollution Control Refunding RB (Alabama Power Co) Series 2014D		1.01%		07/07/17	22,500,000	22,500,000
Dothan Downtown Redevelopment Auth
RB (Northside Mall) Series 2010 (LOC: US BANK NATIONAL ASSOCIATION)		0.97%		07/07/17	12,000,000	12,000,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2007 (LOC: COMERICA BANK)		1.01%		07/07/17	4,525,000	4,525,000
IDRB (Steel Dust Recycling) Series 2011 (LOC: CITIBANK NA)		1.01%		07/07/17	10,000,000	10,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)		0.93%		07/07/17	40,000,000	40,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA)		0.93%		07/07/17	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)		0.93%		07/07/17	30,000,000	30,000,000
Mobile IDB
Pollution Control RB (Alabama Power Co) Series 2007B		1.01%		07/07/17	17,000,000	17,000,000
Pollution Control RB (Alabama Power Co) Series 2007C		1.01%		07/07/17	16,550,000	16,550,000
Pollution Control Refunding RB (Alabama Power Co) Series 1993A		1.01%		07/07/17	7,900,000	7,900,000
Refunding RB (Alabama Power Co) Series 1993B		1.01%		07/07/17	9,000,000	9,000,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)		0.96%		07/07/17	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013		0.93%		07/07/17	15,000,000	15,000,000
North Sumter Solid Waste Auth
RB (Waste Mgmt/Emelle) Series 2003 (LOC: WELLS FARGO BANK NA)		0.96%		07/07/17	4,350,000	4,350,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		0.91%		07/07/17	5,000,000	5,000,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: BANK OF NOVA SCOTIA)		0.92%		07/07/17	50,000,000	50,000,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011B (LOC: JPMORGAN CHASE BANK NA)		0.91%		07/07/17	15,500,000	15,500,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011F (LOC: JPMORGAN CHASE BANK NA)		0.91%		07/07/17	10,255,000	10,255,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011H (LOC: JPMORGAN CHASE BANK NA)		0.91%		07/07/17	5,000,000	5,000,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011J (LOC: BANK OF NOVA SCOTIA)		0.92%		07/07/17	10,000,000	10,000,000
Tuscaloosa Cnty Port Auth
RB (Midtown Village) Series 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.98%		07/07/17	23,000,000	23,000,000
West Jefferson IDB
Pollution Control Refunding RB (Alabama Power Co) Series 1998	c	1.01%		07/07/17	57,290,000	57,290,000
						435,920,000
Alaska 0.4%
Alaska Housing Finance Corp
Home Mortgage RB Series 2002A (LIQ: JPMORGAN CHASE BANK NA)		0.93%		07/03/17	4,875,000	4,875,000
Home Mortgage RB Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)		0.87%		07/07/17	22,475,000	22,475,000
Home Mortgage RB Series 2007B (LIQ: FEDERAL HOME LOAN BANKS)		0.87%		07/07/17	24,515,000	24,515,000
Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.94%		07/07/17	5,180,000	5,180,000
						57,045,000
Arizona 1.1%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008AD & 2012A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	14,995,000	14,995,000
RB (Banner Health) Series 2015B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.93%		07/07/17	18,080,000	18,080,000
RB (Banner Health) Series 2015C (LOC: BANK OF AMERICA NA)		0.92%		07/07/17	14,400,000	14,400,000
Maricopa Cnty IDA
M/F Housing Refunding RB (Las Gardenias Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	14,075,000	14,075,000
M/F Housing Refunding RB (Villas Solanas Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	8,300,000	8,300,000
RB (Banner Health) Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	4,000,000	4,000,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)		1.01%		07/07/17	6,750,000	6,750,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mesa
Utility System Refunding RB Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		07/07/17	39,000,000	39,000,000
Pinal Cnty IDA
RB (D.A. Holdings) Series 2002 (LOC: WELLS FARGO BANK NA)		1.01%		07/07/17	1,000,000	1,000,000
Salt River Project Agricultural Improvement & Power District
Electric System Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	11,930,000	11,930,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: CITIBANK NA)		0.95%		07/07/17	20,000,000	20,000,000
						152,530,000
Arkansas 0.2%
Arkansas Development Finance Auth
Solid Waste Disposal RB (Waste Management of Arkansas) Series 2003 (LOC: BANK OF AMERICA NA)		0.95%		07/07/17	15,000,000	15,000,000
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: FEDERAL HOME LOAN BANKS)		0.98%		07/07/17	5,320,000	5,320,000
M/F Housing Refunding RB (Waterford & Bowman Heights Apts) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)		0.98%		07/07/17	6,450,000	6,450,000
						26,770,000
California 1.7%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)		1.03%		07/07/17	3,140,000	3,140,000
RB (Segale Brothers Wood Products) Series 2002 (LOC: BANK OF THE WEST)		1.02%		07/07/17	1,150,000	1,150,000
Berkeley Cnty SD
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.07%	07/06/17	08/17/17	3,000,000	3,000,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 2009 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	3,300,000	3,300,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) 2017A-2 (LIQ: CITIBANK NA)	a	0.93%		07/07/17	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2017A-2 (LIQ: CITIBANK NA)	a	0.93%		07/07/17	12,600,000	12,600,000
Refunding RB (Stanford Hospital) Series 2010B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,000,000	4,000,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,801,000	4,801,000
California HFA
Home Mortgage RB Series 2007K (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.93%		07/07/17	12,975,000	12,975,000
California Infrastructure & Economic Development Bank
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF THE WEST)		1.03%		07/07/17	2,100,000	2,100,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: COBANK ACB)		0.93%		07/07/17	4,410,000	4,410,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)		1.01%		07/07/17	1,045,000	1,045,000
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: COMERICA BANK)		1.06%		07/07/17	105,000	105,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA)		1.01%		07/03/17	14,715,000	14,715,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)		0.97%		07/07/17	2,670,000	2,670,000
RB (Kaiser Permanente) Series 2003B		0.89%		07/07/17	11,500,000	11,500,000
RB (Kaiser Permanente) Series 2004L		0.88%		07/07/17	3,320,000	3,320,000
RB (Kaiser Permanente) Series 2004M		0.89%		07/07/17	9,300,000	9,300,000
RB (Kaiser Permanente) Series 2009C2		0.88%		07/07/17	15,950,000	15,950,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	15,922,588	15,922,588
Contra Costa Cnty
M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: BANK OF AMERICA NA)		1.02%		07/07/17	3,900,000	3,900,000
East Bay Municipal Utility District
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	a	0.95%		07/07/17	6,600,000	6,600,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	a	0.95%		07/07/17	20,830,000	20,830,000
Jurupa USD
GO Bonds Series 2017B (LIQ: MORGAN STANLEY BANK NA)	a	0.93%		07/07/17	9,205,000	9,205,000
Long Beach USD
GO Bonds Series 2016A & 2008E (LIQ: MORGAN STANLEY BANK NA)	a	0.93%		07/07/17	11,160,000	11,160,000
Los Angeles Dept of Airports
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.99%		07/07/17	5,000,000	5,000,000
Marin Public Financing Auth
RB (Sausalito-Marin City Sanitary District) Series 2017 (LIQ: MORGAN STANLEY BANK NA)	a	0.93%		07/07/17	2,000,000	2,000,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series FF (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,000,000	4,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a	1.06%		07/07/17	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a	1.03%		07/07/17	5,400,000	5,400,000
Variable Rate Demand Preferred Shares Series 5 (LOC: CITIBANK NA)	a	1.04%		07/07/17	19,300,000	19,300,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a	1.04%		07/07/17	300,000	300,000
Union Elementary SD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a	0.93%		07/07/17	8,145,000	8,145,000
						231,843,588
Colorado 4.6%
Arapahoe Cnty
M/F Rental Housing Refunding RB (Hunter's Run) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.99%		07/07/17	10,125,000	10,125,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)		0.97%		07/07/17	19,040,000	19,040,000
Colorado Agricultural Development Auth
RB (Hunter Ridge Dairy) Series 2013 (LOC: COBANK ACB)		0.99%		07/07/17	4,750,000	4,750,000
Colorado Educational & Cultural Facilities Auth
RB (The Presentation School) Series 2006 (LOC: MUFG UNION BANK NA)		0.93%		07/07/17	6,640,000	6,640,000
Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: CITIBANK NA)	a	0.94%		07/07/17	3,700,000	3,700,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	15,500,000	15,500,000
RB (Sisters of Charity of Leavenworth Health) Series 2016D (LIQ: WELLS FARGO BANK NA)		0.92%		07/07/17	5,000,000	5,000,000
Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2001AA2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.92%		07/07/17	33,015,000	33,015,000
S/F Mortgage Class I Bonds Series 2002C3 (LIQ: BANK OF AMERICA NA)		0.95%		07/07/17	4,395,000	4,395,000
S/F Mortgage Class I Bonds Series 2006A3 (LIQ: FEDERAL HOME LOAN BANKS)		0.92%		07/07/17	19,385,000	19,385,000
S/F Mortgage Class I Bonds Series 2007A2 (LIQ: FEDERAL HOME LOAN BANKS)		0.94%		07/07/17	7,225,000	7,225,000
S/F Mortgage Class II Bonds Series 2007B3 (LIQ: ROYAL BANK OF CANADA)		0.92%		07/07/17	20,000,000	20,000,000
Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: BARCLAYS BANK PLC)	a	0.94%		07/07/17	6,875,000	6,875,000
Utilities System Sub Lien RB Series 2000A (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.96%		07/07/17	55,180,000	55,180,000
Utilities System Sub Lien RB Series 2004A (LIQ: BANK OF AMERICA NA)		0.92%		07/07/17	50,000,000	50,000,000
Utilities System Sub Lien RB Series 2005A (LIQ: MIZUHO BANK LTD)		0.96%		07/07/17	49,450,000	49,449,800
Utilities System Sub Lien RB Series 2006B (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.94%		07/07/17	48,730,000	48,730,000
Denver
Airport System RB Bonds Series 2008C2&C3 (LOC: ROYAL BANK OF CANADA)	a,c	0.98%		07/07/17	174,990,000	174,990,000
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	8,795,000	8,795,000
Denver SD #1
GO Bonds Series 2017 (LIQ: CITIBANK NA)	a	0.94%		07/07/17	6,300,000	6,300,000
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/06/17	23,000,000	23,000,000
Denver Water Board
Water RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.06%	07/06/17	08/24/17	5,000,000	5,000,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)		0.93%		07/07/17	3,090,000	3,090,000
Univ of Colorado Hospital Auth
Refunding RB Series 2017A (LIQ: CITIBANK NA)	a	0.95%		07/07/17	36,235,000	36,235,000
						616,419,800

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Connecticut 0.1%
Connecticut HFA
Housing Mortgage RB Series 2012A (LIQ: ROYAL BANK OF CANADA)		0.92%		07/07/17	7,300,000	7,300,000
Housing Mortgage RB Series 2015C3 (LIQ: ROYAL BANK OF CANADA)		0.92%		07/07/17	7,500,000	7,500,000
						14,800,000
Delaware 0.1%
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002		0.92%		07/07/17	5,185,000	5,185,000
Student Housing Refunding RB (Univ Courtyard Apt) Series 2005 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.92%		07/07/17	12,000,000	12,000,000
						17,185,000
District of Columbia 1.1%
District of Columbia
GO Bonds Series 2008E (LIQ: BANK OF AMERICA NA)	a	0.95%		07/07/17	7,415,000	7,415,000
GO Bonds Series 2014C (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	18,000,000	18,000,000
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.06%	07/06/17	08/31/17	3,020,000	3,020,000
Income Tax Secured RB Series 2012C (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	8,310,000	8,310,000
RB (American Psychological Assoc) Series 2003 (LOC: BANK OF AMERICA NA)		0.99%		07/07/17	1,725,000	1,725,000
RB (American Univ) Series 2006A (LOC: ROYAL BANK OF CANADA)		0.92%		07/07/17	15,000,000	15,000,000
RB (American Univ) Series 2006B (LOC: ROYAL BANK OF CANADA)		0.92%		07/07/17	4,600,000	4,600,000
District of Columbia HFA
M/F Housing RB (Park 7 at Minnesota Benning) Series 2012 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		07/07/17	5,000,000	5,000,000
M/F Housing RB (The Yards) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)		0.95%		07/07/17	4,250,000	4,250,000
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	a	0.95%		07/07/17	6,200,000	6,200,000
Public Utility Sr Lien RB Series 2009A (ESCROW) (LIQ: BANK OF AMERICA NA)	a	0.97%		07/07/17	9,620,000	9,620,000
Public Utility Sr Lien RB Series 2009A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	9,130,000	9,130,000
Public Utility Sr Lien RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	6,680,000	6,680,000
Public Utility Sr Lien RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.07%	07/06/17	08/24/17	9,770,000	9,770,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	28,025,000	28,025,000
Public Utility Sub Lien RB Series 2014B2 (LIQ: TD BANK NA)		0.92%		07/07/17	3,000,000	3,000,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2012A (LIQ: BARCLAYS BANK PLC)	a	0.99%		07/07/17	7,500,000	7,500,000
						147,245,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Florida 4.4%
Alachua Cnty Housing Finance Auth
M/F Housing RB (Univ Cove Apts) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.95%		07/07/17	6,190,000	6,190,000
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)		0.95%		07/07/17	9,530,000	9,530,000
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.95%		07/07/17	4,335,000	4,335,000
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: ROYAL BANK OF CANADA)		0.93%		07/07/17	2,100,000	2,100,000
Broward Cnty HFA
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)		0.95%		07/07/17	3,645,000	3,645,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)		0.94%		07/07/17	1,300,000	1,300,000
Capital Trust Agency
Housing Refunding RB (Atlantic Housing Fdn) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.99%		07/07/17	39,000,000	39,000,000
Clearwater
Water & Sewer Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.06%	07/06/17	08/31/17	4,475,000	4,475,000
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	3,800,000	3,800,000
Duval Cnty Housing Finance Auth
M/F Mortgage RB (Camri Green Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.95%		07/07/17	7,800,000	7,800,000
Florida
Public Education Capital Outlay Bonds Series 2016G (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	2,500,000	2,500,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	10,545,000	10,545,000
Housing RB (Heritage Pointe Apts) Series 1999I1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.95%		07/07/17	9,230,000	9,230,000
Housing RB (Stuart Pointe Apts) Series 2003B1 (LOC: SUNTRUST BANK)		1.07%		07/07/17	7,175,000	7,175,000
Housing RB (Timberline Apts) Series 1999P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.02%		07/07/17	5,635,000	5,635,000
M/F Mortgage RB (Boynton Bay Apts) Series 2007I (LOC: CITIBANK NA)		0.95%		07/07/17	1,700,000	1,700,000
M/F Mortgage RB (BridgeWater Club Apts) Series 2002L1 (LOC: SUNTRUST BANK)		1.07%		07/07/17	6,410,000	6,410,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)		0.96%		07/07/17	3,195,000	3,195,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.01%		07/07/17	7,500,000	7,500,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.01%		07/07/17	6,000,000	6,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)		0.96%		07/07/17	3,560,000	3,560,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	6,815,000	6,815,000
M/F Mortgage RB (Stone Harbor Apts) Series 2003K (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	5,420,000	5,420,000
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista) Series 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.99%		07/07/17	14,510,000	14,510,000
M/F Mortgage Refunding RB (Grand Reserve at Maitland Park) Series 2004M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.99%		07/07/17	16,175,000	16,175,000
Greater Orlando Aviation Auth
Airport Facility RB Series 2003A		0.97%		07/07/17	18,285,000	18,285,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.01%		07/07/17	19,970,000	19,970,000
M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: CITIBANK NA)		0.95%		07/07/17	6,125,000	6,125,000
Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: BANK OF AMERICA NA)		1.10%		07/07/17	600,000	600,000
Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.95%		07/07/17	3,635,000	3,635,000
JEA
Electric System RB Series 2012B (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	5,000,000	5,000,000
Miami-Dade Cnty
GO Bonds Series 2008B1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	5,300,000	5,300,000
Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A		0.97%		07/07/17	20,210,000	20,210,000
Airport Facility RB (FlightSafety) Series 1999B		0.97%		07/07/17	20,230,000	20,230,000
RB (Professional Modification Services) Series 1998 (LOC: WELLS FARGO BANK NA)		0.95%		07/07/17	6,425,000	6,425,000
Ocean Highway & Port Auth
RB Series 1990 (LOC: WELLS FARGO BANK NA)		0.96%		07/07/17	8,000,000	8,000,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	10,230,000	10,230,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.02%		07/07/17	11,650,000	11,650,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: FEDERAL HOME LOAN BANKS)		0.95%		07/07/17	7,330,000	7,330,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: FEDERAL HOME LOAN BANKS)		0.95%		07/07/17	7,940,000	7,940,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.02%		07/07/17	12,900,000	12,900,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Mystic Cove Apts) Series 2002E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.02%		07/07/17	7,830,000	7,830,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.02%		07/07/17	8,385,000	8,385,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)		1.02%		07/07/17	7,890,000	7,890,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.95%		07/07/17	143,340,000	143,340,000
Palm Beach Cnty
RB (Palm Beach Cnty Hospice) Series 2001 (LOC: NORTHERN TRUST COMPANY (THE))		0.93%		07/07/17	4,000,000	4,000,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)		0.92%		07/07/17	2,810,000	2,810,000
Palm Beach Cnty Solid Waste Auth
RB Series 2009 (ESCROW) (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	4,550,000	4,550,000
Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: BANK OF AMERICA NA)		0.97%		07/07/17	6,630,000	6,630,000
South Miami Health Facilities Auth
Hospital RB (Baptist Health Sout Florida) Series 2007 (LIQ: DEUTSCHE BANK AG)	a	0.99%		07/07/17	3,360,000	3,360,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: CREDIT SUISSE AG)	a	0.94%		07/07/17	15,000,000	15,000,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	17,000,000	17,000,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: ROYAL BANK OF CANADA)	a	0.97%		07/07/17	6,665,000	6,665,000
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	5,000,000	5,000,000
Volusia Cnty HFA
M/F Housing RB (Cape Morris Cove Apts) Series 2007A (LOC: FEDERAL HOME LOAN BANKS)		0.95%		07/07/17	6,140,000	6,140,000
						590,975,000
Georgia 3.7%
Atkinson Cnty-Coffee Cnty Jt Development Auth
Solid Waste Disposal RB (Langboard) Series 2008 (LOC: WELLS FARGO BANK NA)		0.95%		07/07/17	14,800,000	14,800,000
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	12,500,000	12,500,000
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.94%		07/07/17	6,665,000	6,665,000
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	24,500,000	24,500,000
Water & Wastewater Refunding RB Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/07/17	31,765,000	31,765,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & WasteWater Refunding RB Series 2017A (LIQ: BARCLAYS BANK PLC)	a	0.94%		07/07/17	10,475,000	10,475,000
Water & Wastewater Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	4,660,000	4,660,000
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake II) Series 1999 (LOC: BANK OF AMERICA NA)		0.99%		07/07/17	7,340,000	7,340,000
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.96%		07/07/17	27,135,000	27,135,000
M/F Housing RB (New Community at East Lake) Series 1996 (LOC: BANK OF AMERICA NA)		0.99%		07/07/17	5,000,000	5,000,000
Cobb Cnty-Kennestone Hospital Auth
RB (Wellstar Health System) Series 2005A (LOC: BANK OF AMERICA NA)		0.92%		07/07/17	30,000,000	30,000,000
Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	7,680,000	7,680,000
Dekalb Cnty Housing Auth
M/F Housing RB (Chapel Run Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.95%		07/07/17	7,260,000	7,260,000
M/F Housing RB (Highland Place Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		07/07/17	15,800,000	15,800,000
M/F Housing RB (Villas of Friendly Heights Apt) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.01%		07/07/17	6,860,000	6,860,000
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.06%		07/07/17	12,525,000	12,525,000
M/F Housing RB (Village Highlands Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.97%		07/07/17	9,900,000	9,900,000
Fulton Cnty
GO Library Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	9,435,000	9,435,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B		0.92%		07/07/17	28,680,000	28,680,000
RB (Children's Healthcare of Atlanta) Series 2008 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.93%		07/07/17	30,550,000	30,550,000
Georgia Municipal Electric Auth
RB Series 1985B (LOC: BARCLAYS BANK PLC)		0.93%		07/07/17	21,205,000	21,205,000
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.95%		07/07/17	6,400,000	6,400,000
Macon Water Auth
Water & Sewer RB Series 2012		0.94%		07/07/17	4,000,000	4,000,000
Main St Natural Gas
RB Series 2010A1 (LOC: ROYAL BANK OF CANADA)		1.01%	07/06/17	10/02/17	94,520,000	94,520,000
RB Series 2010A2 (LOC: ROYAL BANK OF CANADA)		1.01%	07/06/17	10/02/17	32,635,000	32,635,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.05%		07/07/17	14,300,000	14,300,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.01%		07/07/17	6,300,000	6,300,000
Paulding Cnty Hospital Auth
Revenue Anticipation Certifiicate (WellStar Health) Series 2012B (LOC: BANK OF AMERICA NA)		0.92%		07/07/17	8,750,000	8,750,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)		1.05%		07/07/17	5,005,000	5,005,000
Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: FEDERAL HOME LOAN BANKS)		0.98%		07/07/17	2,200,000	2,200,000
						498,845,000
Hawaii 0.2%
Hawaii
GO Bonds Series 2011DZ (LIQ: BANK OF AMERICA NA)	a	1.12%		07/07/17	5,000,000	5,000,000
GO Bonds Series 2012A (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	6,665,000	6,665,000
GO Bonds Series 2017FK (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	8,660,000	8,660,000
Honolulu
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	7,000,000	7,000,000
						27,325,000
Idaho 0.1%
Cassia Cnty IDC
IDRB (East Valley Cattle) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)		1.01%		07/07/17	6,595,000	6,595,000
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)		1.01%		07/07/17	1,600,000	1,600,000
						8,195,000
Illinois 6.1%
Aurora
Economic Development RB (Aurora Univ) Series 2004 (LOC: BMO HARRIS BANK NA)		0.92%		07/07/17	7,000,000	7,000,000
M/F Housing Refunding RB (Covey at Fox Valley Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.99%		07/07/17	12,410,000	12,410,000
Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.02%		07/07/17	8,415,000	8,415,000
Chicago
M/F Housing RB (Churchview Supportive Living Facility) Series 2003 (LOC: BMO HARRIS BANK NA)		0.95%		07/07/17	5,825,000	5,825,000
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)		0.97%		07/07/17	978,000	978,000
M/F Housing RB (Renaissance St Luke) Series 2004A (LOC: BMO HARRIS BANK NA)		0.95%		07/07/17	3,165,000	3,165,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)		0.95%		07/07/17	8,405,000	8,405,000
Midway Airport 2nd Lien RB Series 2004C1 (LOC: BANK OF MONTREAL)		0.94%		07/07/17	52,830,000	52,830,000
Midway Airport 2nd Lien RB Series 2004C2 (LOC: BANK OF MONTREAL)		0.94%		07/07/17	17,315,000	17,315,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OHare General Airport 3rd Lien RB Series 2005C (LOC: CITIBANK NA)		0.92%		07/07/17	30,160,000	30,160,000
OHare Special Facility RB (Air France-KLM) Series 1990 (LOC: SOCIETE GENERALE SA)		0.96%		07/07/17	19,000,000	19,000,000
Glendale Heights
M/F Housing Refunding RB (Glendale Lakes) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.99%		07/07/17	14,845,000	14,845,000
Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO HARRIS BANK NA)		0.95%		07/07/17	4,610,000	4,610,000
IDRB (Kenall Manufacturing) Series 2008 (LOC: BMO HARRIS BANK NA)		0.95%		07/07/17	2,385,000	2,385,000
M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.01%		07/07/17	5,380,000	5,380,000
M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.01%		07/07/17	8,295,000	8,295,000
M/F Housing RB (West Chicago Sr Apts) Series 2003 (LOC: CITIBANK NA)		0.96%		07/07/17	5,900,000	5,900,000
Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.00%		07/07/17	32,000,000	32,000,000
RB (Advocate Health) Series 2008C2A (LIQ: WELLS FARGO BANK NA)		0.90%		07/07/17	11,700,000	11,700,000
RB (Carle Foundation) Series 2009C (LOC: NORTHERN TRUST COMPANY (THE))		0.93%		07/07/17	5,100,000	5,100,000
RB (Elmhurst College) Series 2003 (LOC: BMO HARRIS BANK NA)		0.92%		07/07/17	12,000,000	12,000,000
RB (Elmhurst College) Series 2007 (LOC: BMO HARRIS BANK NA)		0.92%		07/07/17	20,985,000	20,985,000
RB (F.C. Harris Pavilion) Series 1994 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.00%		07/07/17	22,310,000	22,310,000
RB (Korex) Series 1990 (LOC: NORTHERN TRUST COMPANY (THE))		1.01%		07/07/17	4,000,000	4,000,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))		0.93%		07/07/17	2,500,000	2,500,000
RB (Little Company of Mary Hospital & Health Care Centers) Series 2008A (LOC: BARCLAYS BANK PLC)		0.93%		07/07/17	11,605,000	11,605,000
RB (Murphy Machine Products) Series 2008 (LOC: BANK OF AMERICA NA)		1.05%		07/07/17	1,715,000	1,715,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO HARRIS BANK NA)		0.93%		07/07/17	8,350,000	8,350,000
RB (Northwestern Memorial Healthcare) Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	16,280,000	16,280,000
RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	6,000,000	6,000,000
RB (Richard H. Driehaus Museum) Series 2005 (LOC: NORTHERN TRUST COMPANY (THE))		0.93%		07/07/17	3,800,000	3,800,000
RB (Uhlich Children's Advantage Network) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.92%		07/07/17	3,585,000	3,585,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	a	0.94%		07/07/17	19,925,000	19,925,000
RB (Univ of Chicago) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	3,760,000	3,760,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	23,200,000	23,200,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Univ of Chicago) Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	5,250,000	5,250,000
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO HARRIS BANK NA)		0.91%		07/07/17	33,400,000	33,400,000
RB Series 1997 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.89%		07/07/17	11,800,000	11,800,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,000,000	3,000,000
Illinois Health Facilities Auth
RB (Evanston Hospital) Series 1996 (LIQ: JPMORGAN CHASE BANK NA)		0.91%		07/07/17	9,300,000	9,300,000
Illinois Housing Development Auth
M/F Housing RB (Alden Gardens of Bloomingdale) Series 2008 (LOC: BMO HARRIS BANK NA)		0.92%		07/07/17	8,200,000	8,200,000
M/F Housing RB (Galesburg Towers) Series 2005 (LOC: BMO HARRIS BANK NA)		1.22%		07/07/17	3,370,000	3,370,000
M/F Housing RB (Pontiac Towers) Series 2005 (LOC: BMO HARRIS BANK NA)		1.17%		07/07/17	3,050,000	3,050,000
Illinois Toll Highway Auth
Sr Priority RB Series 2007A1A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.95%		07/07/17	10,000,000	10,000,000
Sr Priority RB Series 2007A1B (LOC: BANK OF AMERICA NA)		0.95%		07/07/17	10,000,000	10,000,000
Sr Priority RB Series 2007A2D (LOC: BANK OF AMERICA NA)		0.95%		07/07/17	16,500,000	16,500,000
Sr RB Series 2007A-2b (LOC: PNC BANK NATIONAL ASSOCIATION)		0.95%		07/07/17	10,000,000	10,000,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	10,730,000	10,730,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		07/07/17	9,745,000	9,745,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	a	0.96%		07/07/17	4,170,000	4,170,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.95%		07/07/17	10,435,000	10,435,000
Sr RB Series 2015B (LIQ: CITIBANK NA)	a	0.94%		07/07/17	1,140,000	1,140,000
Sr RB Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	7,339,500	7,339,500
Sr Refunding RB Series 2008A1A (LIQ: JPMORGAN CHASE BANK NA)		0.91%		07/07/17	84,695,000	84,695,000
Sr Refunding RB Series 2008A2 (LIQ: JPMORGAN CHASE BANK NA)		0.93%		07/07/17	35,580,000	35,580,000
Sr Refunding RB Series 2016A (LIQ: CITIBANK NA)	a	0.94%		07/07/17	2,780,000	2,780,000
Lake Cnty
IDRB (Northpoint Assoc) Series 1994 (LOC: NORTHERN TRUST COMPANY (THE))		0.96%		07/07/17	2,600,000	2,600,000
M/F Housing RB (Whispering Oaks Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.97%		07/07/17	2,000,000	2,000,000
Lisle
M/F Housing RB (Ashley of Lisle) Series 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.00%		07/07/17	27,000,000	27,000,000
McCook
RB (Illinois St Andrew Society) Series 1996A (LOC: NORTHERN TRUST COMPANY (THE))		0.96%		07/07/17	2,200,000	2,200,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a	1.01%		07/07/17	35,530,000	35,530,000
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	a	0.98%		07/07/17	2,945,000	2,945,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	a	1.01%		07/07/17	11,625,000	11,625,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)		0.93%		07/07/17	5,000,000	5,000,000
St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.99%		07/07/17	15,150,000	15,150,000
						810,267,500
Indiana 1.7%
Dearborn Cnty
Economic Development RB (Dearborn Cnty Hospital) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))		1.01%		07/07/17	5,590,000	5,590,000
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997		0.93%		07/07/17	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998		0.93%		07/07/17	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A		0.93%		07/07/17	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A		0.93%		07/07/17	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B		0.93%		07/07/17	20,000,000	20,000,000
Hammond
Solid Waste Disposal Refunding RB (Cargill) Series 2005		0.95%		07/07/17	39,000,000	39,000,000
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011		0.94%		07/07/17	15,000,000	15,000,000
Health System RB (Franciscan Alliance) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	2,500,000	2,500,000
Health System RB (Sisters of St Francis Health) Series 2009A (LIQ: BANK OF AMERICA NA)	a	0.96%		07/07/17	10,000,000	10,000,000
Hospital Refunding RB (Indiana Univ Health) Series 2016B (LOC: BMO HARRIS BANK NA)		0.91%		07/07/17	14,725,000	14,725,000
Refunding RB (Trinity Health) Series 2009A & 2010B (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		07/07/17	16,750,000	16,750,000
Indianapolis
M/F Housing RB (Nora Pines Apts) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	8,675,000	8,675,000
Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AGRIBANK FCB)		1.01%		07/07/17	5,275,000	5,275,000
Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)		1.03%		07/07/17	24,200,000	24,200,000
Michigan City
M/F Housing RB (Garden Estates West Apts) Series 2006 (LOC: BMO HARRIS BANK NA)		0.95%		07/07/17	5,210,000	5,210,000
Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.93%		07/07/17	13,400,000	13,400,000
St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: FEDERAL HOME LOAN BANKS)		1.08%		07/07/17	1,820,000	1,820,000
						222,145,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Iowa 1.7%
Iowa
Special Obligation Bonds Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.99%		07/07/17	8,200,000	8,200,000
Iowa Board of Regents
RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	21,000,000	21,000,000
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: MUFG UNION BANK NA)	c	0.96%		07/07/17	15,095,000	15,095,000
M/F Housing RB (Country Club Village) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.01%		07/07/17	9,955,000	9,955,000
Midwestern Disaster Area RB (Cargill) Series 2009A		0.93%		07/07/17	54,700,000	54,700,000
Midwestern Disaster Area RB (Cargill) Series 2009B		0.94%		07/07/17	20,078,000	20,078,000
Midwestern Disaster Area RB (Cargill) Series 2011A		0.93%		07/07/17	24,100,000	24,100,000
Midwestern Disaster Area RB (Cargill) Series 2012A		0.94%		07/07/17	60,300,000	60,300,000
S/F Mortgage Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)		0.95%		07/07/17	10,000,000	10,000,000
S/F Mortgage Bonds Series 2017B (LIQ: FEDERAL HOME LOAN BANKS)		0.95%		07/07/17	5,000,000	5,000,000
						228,428,000
Kansas 1.1%
Burlington
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007A (LOC: MIZUHO BANK LTD)		0.97%		07/07/17	36,050,000	36,050,000
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007B (LOC: MIZUHO BANK LTD)		0.97%		07/07/17	50,750,000	50,750,000
Kansas City
Water RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.07%	07/06/17	08/24/17	8,605,000	8,605,000
Kansas Department of Transportation
Highway RB Series 2015B (LIQ: CITIBANK NA)	a	0.94%		07/07/17	1,600,000	1,600,000
Kansas Development Finance Auth
M/F Housing RB (Boulevard Apts) Series 2008B (LOC: US BANK NATIONAL ASSOCIATION)		0.96%		07/07/17	10,000,000	10,000,000
M/F Housing RB (Springhill Apts) Series 2004B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.01%		07/07/17	9,285,000	9,285,000
M/F Housing Refunding RB (Chesapeake Apts) Series 2000M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.99%		07/07/17	11,500,000	11,500,000
RB (Sisters of Charity of Leavenworth Health) Series 2010A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		07/07/17	12,715,000	12,715,000
						140,505,000
Kentucky 0.8%
Carroll Cnty
Environmental Facilities Refunding RB (Kentucky Utilities) Series 2006B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.99%		07/07/17	20,000,000	20,000,000
Solid Waste Disposal Revenue & Refunding RB (Celotex) Series 2000 (LOC: BANK OF AMERICA NA)		0.94%		07/07/17	15,790,000	15,790,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hopkins Cnty
Industrial Building RB (J-Lok Corp) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.95%		07/07/17	500,000	500,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.98%		07/07/17	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.98%		07/07/17	5,000,000	5,000,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety) Series 2001A		0.92%		07/07/17	4,400,000	4,400,000
Kentucky Higher Ed Student Loan Corp
Student Loan RB Sr Series 2008A1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.95%		07/07/17	12,315,000	12,315,000
Kentucky Housing Corp
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.04%		07/07/17	3,500,000	3,500,000
Kentucky Sanitation Dist #1
Refunding RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.08%	07/06/17	07/20/17	24,470,000	24,470,000
Louisville & Jefferson Cnty Metro Government Health System
Health System RB (Norton Healthcare) Series 2011A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.90%		07/07/17	8,550,000	8,550,000
Shelbyville
IDRB (NIFCO North America) Series 2008A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.98%		07/07/17	10,000,000	10,000,000
						110,025,000
Louisiana 0.6%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.98%		07/07/17	5,000,000	5,000,000
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)		0.99%		07/07/17	5,100,000	5,100,000
Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		07/07/17	8,290,000	8,290,000
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.06%		07/07/17	13,340,000	13,340,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.06%		07/07/17	6,400,000	6,400,000
M/F Housing RB (Palmetto Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		07/07/17	2,740,000	2,740,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (BASF Corp) Series 2000A		1.05%		07/07/17	6,000,000	6,000,000
RB (BASF Corp) Series 2001		1.05%		07/07/17	8,000,000	8,000,000
RB (BASF Corp) Series 2002		1.05%		07/07/17	10,000,000	10,000,000
St James Parish
RB (NuStar Logistics) Series 2011 (LOC: BANK OF NOVA SCOTIA)		0.92%		07/07/17	11,000,000	11,000,000
						75,870,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Maine 0.0%
Dover-Foxcroft
Revenue Obligation (Pleasant River Lumber) Series 2005 (LOC: WELLS FARGO BANK NA)		1.01%		07/07/17	1,320,000	1,320,000
Maryland 1.0%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	10,000,000	10,000,000
BlackRock Maryland Municipal Bond Trust
Variable Rate Demand Preferred Shares Series W-7 (LOC: CITIBANK NA)	a	1.04%		07/07/17	6,200,000	6,200,000
Frederick Cnty
RB (Homewood at Fredrick) Series 1997 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.92%		07/07/17	8,200,000	8,200,000
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge Facility) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		07/07/17	7,385,000	7,385,000
Maryland Community Development Administration
M/F Development RB (Sharp Leadenhall Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		07/07/17	12,980,000	12,980,000
M/F Housing Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: CITIBANK NA)		0.92%		07/07/17	11,885,000	11,885,000
M/F Housing Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.95%		07/07/17	4,675,000	4,675,000
M/F Housing Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.95%		07/07/17	7,200,000	7,200,000
Residential RB Series 2006L&I&2007D&H (LIQ: CREDIT SUISSE AG)	a	0.99%		07/07/17	1,030,000	1,030,000
Maryland Health & Higher Educational Facilities Auth
Pooled Program RB Series 1994D (LOC: BANK OF AMERICA NA)		0.98%		07/07/17	3,415,000	3,415,000
RB (Mercy Ridge) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		07/07/17	18,650,000	18,650,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.95%		07/07/17	8,230,000	8,230,000
Montgomery Cnty Housing Opportunities Commission
Housing RB (Oakfield Apts) Series 2005I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	31,650,000	31,650,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.06%	07/06/17	09/14/17	5,000,000	5,000,000
						136,500,000
Massachusetts 1.4%
Massachusetts
GO Bonds Series 2007C (ESCROW) (LIQ: SOCIETE GENERALE SA)	a	0.95%		07/07/17	15,500,000	15,500,000
GO Bonds Series 2016A (LIQ: BANK OF AMERICA NA)	a	0.96%		07/07/17	10,000,000	10,000,000
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	2,880,000	2,880,000
GO Bonds Series 2016E (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	2,390,000	2,390,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Refunding Bonds Series 2016G (LIQ: BARCLAYS BANK PLC)	a	0.94%		07/07/17	2,000,000	2,000,000
Transportation Fund RB Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	22,000,000	22,000,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2005A&2006B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/06/17	30,890,000	30,890,000
Transportation System Bonds Series 2000A1 (LIQ: BARCLAYS BANK PLC)		0.87%		07/07/17	4,525,000	4,525,000
Massachusetts Dept of Transportation
Metropolitan Highway System Sr RB Series 2010A2 (LOC: BARCLAYS BANK PLC)		0.91%		07/07/17	700,000	700,000
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: BANK OF AMERICA NA)		1.01%		07/07/17	1,035,000	1,035,000
M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.01%		07/07/17	12,560,000	12,560,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.95%		07/07/17	11,115,000	11,115,000
RB (Harvard Univ) Series 2010B2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	1,000,000	1,000,000
RB (Harvard Univ) Series 2016A (LIQ: WELLS FARGO BANK NA)	a	0.94%		07/07/17	7,500,000	7,500,000
RB (Partners Healthcare) Series 2014M5		1.46%	07/06/17	01/30/18	4,000,000	4,001,552
RB (Partners HealthCare) Series 2015O1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,665,000	2,665,000
RB (Partners HealthCare) Series 2016Q (LIQ: CITIBANK NA)	a	0.93%		07/07/17	2,000,000	2,000,000
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	1,000,000	1,000,000
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,000,000	3,000,000
Massachusetts HFA
Housing Bonds Series 2010B (LIQ: BARCLAYS BANK PLC)	a	0.96%		07/07/17	2,430,000	2,430,000
Housing Bonds Series 2010C (LIQ: CITIBANK NA)	a	0.96%		07/07/17	6,875,000	6,875,000
Housing Bonds Series 2016I (LIQ: BARCLAYS BANK PLC)	a	0.95%		07/07/17	10,000,000	10,000,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,330,000	3,330,000
Massachusetts Water Resources Auth
General Refunding RB Series 2008 A-3 (LIQ: WELLS FARGO BANK NA)		0.91%		07/07/17	15,375,000	15,375,000
Univ of Massachusetts Building Auth
RB Sr Series 2017-1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	7,000,000	7,000,000
Refunding RB Sr Series 2011-1 (LIQ: WELLS FARGO BANK NA)		0.89%		07/07/17	7,990,000	7,990,000
						189,761,552
Michigan 1.9%
Detroit
Sewer Disposal System 2nd Lien RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.95%		07/07/17	5,595,000	5,595,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	a	0.93%		07/07/17	15,000,000	15,000,000
Hospital RB (McLaren Health Care) Series 2016 (LOC: JPMORGAN CHASE BANK NA)	a	1.00%		07/03/17	3,115,000	3,115,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	a	0.94%		07/07/17	3,200,000	3,200,000
RB (Univ of Detroit Mercy) Series 2011 (LOC: COMERICA BANK)		1.02%		07/07/17	9,660,000	9,660,000
Student Loan Refunding RB Series 22A (LOC: STATE STREET BANK AND TRUST COMPANY)		0.97%		07/07/17	13,389,000	13,389,000
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMORGAN CHASE BANK NA)		0.96%		07/07/17	34,770,000	34,770,000
Rental Housing RB Series 2005A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)	c	1.00%		07/07/17	60,705,000	60,705,000
Rental Housing RB Series 2007C (LIQ: JPMORGAN CHASE BANK NA)		0.96%		07/07/17	33,620,000	33,620,000
Rental Housing RB Series 2008C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.99%		07/07/17	12,120,000	12,120,000
Rental Housing RB Series 2008D (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.99%		07/07/17	34,120,000	34,120,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.99%		07/07/17	18,475,000	18,475,000
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: WELLS FARGO BANK NA)		1.01%		07/07/17	2,925,000	2,925,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)		1.03%		07/07/17	10,000,000	10,000,000
Univ of Michigan
General RB Series 2015 (LIQ: CITIBANK NA)	a	0.94%		07/07/17	1,300,000	1,300,000
						257,994,000
Minnesota 1.0%
Bloomington
Sr Housing Refunding RB (Presbyterian Homes) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.95%		07/07/17	15,305,000	15,305,000
Dakota Cnty CDA
RB (View Pointe Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.02%		07/07/17	16,865,000	16,865,000
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)		0.93%		07/07/17	16,110,000	16,110,000
Eden Prairie
M/F Housing Refunding RB (Park At City West Apts) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.01%		07/07/17	14,805,000	14,805,000
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.99%		07/07/17	5,705,000	5,705,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.02%		07/07/17	15,250,000	15,250,000
M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	8,920,000	8,920,000
Minnesota HFA
Residential Housing Finance Bonds Series 2003B (LIQ: ROYAL BANK OF CANADA)		0.94%		07/07/17	7,725,000	7,725,000
Residential Housing Finance Bonds Series 2009C (LIQ: FEDERAL HOME LOAN BANKS)		0.94%		07/07/17	20,000,000	20,000,000
Roseville
Sr Housing Refunding RB (EagleCrest) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.95%		07/07/17	75,000	75,000
St Anthony
M/F Housing Refunding RB (Landings at Silver Lake Village) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)		1.05%		07/07/17	1,395,000	1,395,000
St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: WELLS FARGO BANK NA)		1.04%		07/07/17	4,760,000	4,760,000
						126,915,000
Mississippi 0.4%
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron U.S.A.) Series 2010H		1.00%		07/03/17	5,250,000	5,250,000
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: BANK OF AMERICA NA)		1.05%		07/07/17	2,340,000	2,340,000
IDRB (Chevron) Series 2007B		1.00%		07/03/17	8,170,000	8,170,000
IDRB (Chevron) Series 2007E		1.00%		07/03/17	6,735,000	6,735,000
IDRB (Chevron) Series 2011B		1.00%		07/03/17	13,500,000	13,500,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (LIQ: CREDIT SUISSE AG)	a	0.94%		07/07/17	3,200,000	3,200,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.06%		07/07/17	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.06%		07/07/17	5,360,000	5,360,000
						49,555,000
Missouri 1.7%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	7,400,000	7,400,000
Greene Cnty IDA
Housing RB (Strasbourg Estates) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		1.01%		07/07/17	2,160,000	2,160,000
Kansas City
Special Obligation Refunding RB (H. Roe Bartle Convention Ctr) Series 2008F (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.94%		07/07/17	12,100,000	12,100,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)		0.99%		07/07/17	9,675,000	9,675,000
M/F Housing Refunding RB (Ethan Apts) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)		0.95%		07/07/17	19,500,000	19,500,000
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	10,715,000	10,715,000
Wastewater System Refunding RB Series 2015B (LIQ: CITIBANK NA)	a	0.94%		07/07/17	2,670,000	2,670,000
Wastewater System Refunding RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	1,665,000	1,665,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.93%		07/07/17	71,000,000	71,000,000
Health Facilities RB (Lutheran Senior) Series 2000 (LOC: BANK OF AMERICA NA)		0.94%		07/07/17	3,000,000	3,000,000
North Kansas City SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	7,755,000	7,755,000
Palmyra IDA
Solid Waste Disposal RB (BASF Corp) Series 2002		1.05%		07/07/17	18,000,000	18,000,000
St Louis IDA
M/F Housing RB (Hamilton Place Apts) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		07/07/17	4,535,000	4,535,000
St. Louis Cnty IDA
IDRB (Kessler Container) Series 1997A (LOC: BANK OF AMERICA NA)		1.14%		07/07/17	700,000	700,000
M/F Housing RB (Black Forest Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.01%		07/07/17	3,900,000	3,900,000
M/F Housing RB (General Grant Colonial Village Apts) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)		0.99%		07/07/17	15,535,000	15,535,000
M/F Housing RB (Southwest Crossing) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.01%		07/07/17	9,500,000	9,500,000
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.01%		07/07/17	7,435,000	7,435,000
M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.01%		07/07/17	16,275,000	16,275,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		1.04%		07/07/17	1,645,000	1,645,000
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)		0.96%		07/07/17	5,170,000	5,170,000
						230,335,000
Nebraska 0.9%
Douglas Cnty Hospital Auth #3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (ESCROW) (LIQ: CITIBANK NA)	a	0.94%		07/07/17	5,265,000	5,265,000
Douglas Cnty SD #1
GO Bonds Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.06%	07/06/17	09/28/17	12,920,000	12,920,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.95%		07/07/17	8,950,000	8,950,000
S/F Housing RB Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)		0.93%		07/07/17	33,350,000	33,350,000
S/F Housing RB Series 2016B (LIQ: FEDERAL HOME LOAN BANKS)		0.93%		07/07/17	14,400,000	14,400,000
S/F Housing RB Series 2016D (LIQ: FEDERAL HOME LOAN BANKS)		0.93%		07/07/17	14,195,000	14,195,000
Washington Cnty
IDRB (Cargill) Series 2010		0.94%		07/07/17	17,000,000	17,000,000
IDRB (Cargill) Series 2010B		0.93%		07/07/17	10,000,000	10,000,000
						116,080,000
Nevada 2.4%
Clark Cnty
Airport System Sub Lien RB Series 2008A2 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.91%		07/07/17	31,055,000	31,055,000
Airport System Sub Lien RB Series 2008C1 (LOC: JPMORGAN CHASE BANK NA)		0.92%		07/07/17	75,000,000	75,000,000
Airport System Sub Lien RB Series 2008C3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.92%		07/07/17	47,225,000	47,225,000
IDRB (Southwest Gas Corp) Series 2008A (LOC: MUFG UNION BANK NA)		0.92%		07/07/17	7,200,000	7,200,000
IDRB (Southwest Gas Corp) Series 2009A (LOC: BANK OF AMERICA NA)		0.94%		07/07/17	11,500,000	11,500,000
LT GO Refunding Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.06%	07/06/17	09/21/17	8,640,000	8,640,000
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/07/17	9,000,000	9,000,000
LT GO Water Refunding Bonds Series 2016A (LIQ: CITIBANK NA)	a	0.94%		07/07/17	3,220,000	3,220,000
LT GO Water Refunding Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	7,210,000	7,210,000
Nevada
Highway Improvement RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.18%	07/06/17	08/31/17	9,990,000	9,990,000
Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.94%		07/07/17	11,800,000	11,800,000
M/F Housing RB (Golden Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.93%		07/07/17	7,850,000	7,850,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		07/07/17	9,465,000	9,465,000
M/F Housing RB (Silver Pines Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		07/07/17	11,800,000	11,800,000
M/F Housing RB (Southwest Village Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		07/07/17	17,000,000	17,000,000
M/F Housing RB (St. Rose Seniors Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		07/07/17	14,770,000	14,770,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Reno
Health Facility RB (Catholic Healthcare West) Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CREDIT SUISSE AG)	a	0.94%		07/01/17	42,750,000	42,750,000
						325,475,000
New Jersey 0.8%
New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.95%		07/07/17	1,620,000	1,620,000
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/07/17	18,006,000	18,006,000
New Jersey Housing & Mortgage Finance Agency
S/F Housing RB Series 2005R (LIQ: TD BANK NA)		1.00%		07/07/17	3,865,000	3,865,000
New Jersey Transportation Trust Fund Auth
Transportation System RB Series 2006A & 2009A (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/07/17	78,110,000	78,110,000
Rutgers State Univ
GO Bonds Series 2013L (LIQ: BANK OF AMERICA NA)	a	0.95%		07/07/17	7,100,000	7,100,000
						108,701,000
New York 8.4%
Columbia
Waterworks & Sewer Refunding RB Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	7,995,000	7,995,000
Metropolitan Transportation Auth
Transportation RB Series 2005E3 (LOC: BANK OF MONTREAL)		0.93%		07/07/17	2,000,000	2,000,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		07/07/17	7,775,000	7,775,000
Nassau Health Care Corp
Cnty Guaranteed Bonds Series 2009C2 (LOC: WELLS FARGO BANK NA)		0.91%		07/07/17	620,000	620,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)		1.01%		07/07/17	3,780,000	3,780,000
New York City
GO Bonds Fiscal 2004 Series H (LOC: CALIFORNIA PUBLIC EMPLOYEES RETIREMENT SYSTEM)		0.92%		07/07/17	14,905,000	14,905,000
GO Bonds Fiscal 2004 Series H3 (LOC: CALIFORNIA PUBLIC EMPLOYEES RETIREMENT SYSTEM)		0.91%		07/07/17	3,000,000	3,000,000
GO Bonds Fiscal 2008 Series JJ3 (LIQ: BARCLAYS BANK PLC)		0.93%		07/03/17	46,020,000	46,020,000
GO Bonds Fiscal 2010 Series G4 (LIQ: BARCLAYS BANK PLC)		0.93%		07/07/17	1,100,000	1,100,000
GO Bonds Fiscal 2012 Series A4 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.93%		07/07/17	5,215,000	5,215,000
GO Bonds Fiscal 2014 Series A1 (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	5,300,000	5,300,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,500,000	2,500,000
GO Bonds Fiscal 2017 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	6,175,000	6,175,000
GO Bonds Fiscal 2017 Series A6 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		1.00%		07/03/17	6,000,000	6,000,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)		0.99%		07/03/17	18,200,000	18,200,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City Capital Resource Corp
RB Series 2008B1 (LOC: BANK OF AMERICA NA)		0.99%		07/07/17	19,765,000	19,765,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,625,000	2,625,000
M/F Mortgage RB (245 E 124th Street) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.95%		07/07/17	16,100,000	16,100,000
M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: CITIBANK NA)		0.93%		07/07/17	4,250,000	4,250,000
M/F Mortgage RB (Granville Payne Apts) Series 2006A (LOC: CITIBANK NA)		0.97%		07/07/17	5,310,000	5,310,000
M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: CITIBANK NA)		0.93%		07/07/17	5,935,000	5,935,000
M/F Mortgage RB (Rev Ruben Diaz Gardens Apts) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.97%		07/07/17	4,000,000	4,000,000
M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.00%		07/07/17	4,900,000	4,900,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.93%		07/07/17	37,400,000	37,400,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series CC (LIQ: CITIBANK NA)	a	0.94%		07/07/17	2,625,000	2,625,000
Water & Sewer System 2nd Resolution RB Fiscal 2010 Series CC (LIQ: BARCLAYS BANK PLC)		0.93%		07/07/17	35,405,000	35,405,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	1,905,000	1,905,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	2,250,000	2,250,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series GG (LIQ: CITIBANK NA)	a	0.94%		07/07/17	5,650,000	5,650,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1A (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.95%		07/03/17	16,770,000	16,770,000
Water & Sewer System RB Fiscal 2009 Series AA (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	7,295,000	7,295,000
Water & Sewer System RB Fiscal 2011 Series EE (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	13,815,000	13,815,000
Water & Sewer System RB Fiscal 2013 Series AA2 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.93%		07/07/17	13,660,000	13,660,000
Water & Sewer System RB Fiscal 2013 Series CC (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	2,500,000	2,500,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	a	0.94%		07/07/17	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	a	0.94%		07/07/17	6,250,000	6,250,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	16,600,000	16,600,000
Future Tax Secured Sr Refunding Bonds Fiscal 2003 Series A2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.93%		07/03/17	76,630,000	76,630,000
Future Tax Secured Sub Bonds Fiscal 2017 Series A1 (LIQ: CITIBANK NA)	a	0.92%		07/07/17	1,010,000	1,010,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F-1 (LIQ: CITIBANK NA)	a	0.92%		07/07/17	15,000,000	15,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Future Tax Secured Sub RB Fiscal 2012 Series E1 (LIQ: CITIBANK NA)	a	0.94%		07/07/17	5,000,000	5,000,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	6,800,000	6,800,000
Future Tax Secured Sub RB Fiscal 2013 Series B (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,125,000	3,125,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	6,300,000	6,300,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,000,000	4,000,000
New York State Dormitory Auth
Consolidated RB (City Univ of NY) Series 2008C (LOC: BANK OF AMERICA NA)		0.92%		07/07/17	14,370,000	14,370,000
RB (Univ of Rochester) Series 2006A1 (LOC: BARCLAYS BANK PLC)		0.93%		07/07/17	9,440,000	9,440,000
State Personal Income Tax RB Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	4,200,000	4,200,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	14,000,000	14,000,000
State Personal Income Tax RB Series 2016A (LIQ: CITIBANK NA)	a	0.92%		07/07/17	9,000,000	9,000,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a	0.93%		07/07/17	2,580,000	2,580,000
State Sales Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	11,000,000	11,000,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2010A3 (LOC: BANK OF NOVA SCOTIA)		0.95%		07/07/17	49,385,000	49,385,000
New York State Environmental Facilities Corp
Solid Waste Disposal RB (Waste Management) Series 2002B (LOC: JPMORGAN CHASE BANK NA)		0.97%		07/07/17	18,200,000	18,200,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	1,900,000	1,900,000
New York State HFA
Housing RB (100 Maiden Lane) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.88%		07/07/17	60,875,000	60,875,000
Housing RB (33 Bond St) Series 2014A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.94%		07/07/17	635,000	635,000
Housing RB (360 W 43rd St) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		07/07/17	16,600,000	16,600,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	14,000,000	14,000,000
Housing RB (625 W 57th St) Series 2014A (LOC: BANK OF NEW YORK MELLON/THE)		0.88%		07/07/17	2,100,000	2,100,000
Housing RB (855 6th Avenue) Series 2013A (LOC: WELLS FARGO BANK NA)		0.91%		07/07/17	32,840,000	32,840,000
Housing RB (Biltmore Tower) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		07/07/17	30,000,000	30,000,000
Housing RB (Historic Front St) Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.90%		07/07/17	25,150,000	25,150,000
Housing RB (North End Ave) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		07/07/17	35,200,000	35,200,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (Ocean Park Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	12,400,000	12,400,000
Housing RB (Related-42nd & 10th) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.88%		07/07/17	8,000,000	8,000,000
Housing RB (Riverside Center 2) Series 2012A (LOC: BANK OF AMERICA NA)		0.93%		07/07/17	13,000,000	13,000,000
Housing RB (Shore Hill) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.91%		07/07/17	19,500,000	19,500,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.93%		07/07/17	25,000,000	25,000,000
Housing RB (Tribeca Landing) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		07/07/17	17,000,000	17,000,000
RB (Worth St Housing) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		07/07/17	33,300,000	33,300,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 129 (LIQ: ROYAL BANK OF CANADA)		0.98%		07/07/17	14,110,000	14,110,000
Homeowner Mortgage RB Series 132 (LIQ: ROYAL BANK OF CANADA)		1.00%		07/03/17	2,690,000	2,690,000
Homeowner Mortgage RB Series 147 (LIQ: JPMORGAN CHASE BANK NA)		0.93%		07/07/17	22,145,000	22,145,000
Homeowner Mortgage RB Series 153 (LIQ: BARCLAYS BANK PLC)		0.94%		07/07/17	12,560,000	12,560,000
New York State Thruway Auth
State Personal Income Tax RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	15,730,000	15,730,000
State Personal Income Tax RB Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	2,000,000	2,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3A (LIQ: JPMORGAN CHASE BANK NA)		0.90%		07/07/17	5,695,000	5,695,000
State Personal Income Tax RB Series 2013A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	11,600,000	11,600,000
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	1,455,000	1,455,000
Port Auth of New York & New Jersey
Consolidated Bonds 152nd Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.99%		07/07/17	5,555,000	5,555,000
Consolidated Bonds 152nd Series (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	32,970,000	32,970,000
Consolidated Bonds 152nd Series (LIQ: TORONTO-DOMINION BANK/THE)	a	0.98%		07/07/17	7,505,000	7,505,000
Consolidated Bonds 169th Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.99%		07/07/17	6,440,000	6,440,000
Consolidated Bonds 172nd Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.99%		07/07/17	3,080,000	3,080,000
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	a	0.94%		07/07/17	1,665,000	1,665,000
Consolidated Bonds 178th Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.99%		07/07/17	1,660,000	1,660,000
Consolidated Bonds 185th Series (LIQ: CITIBANK NA)	a	0.97%		07/07/17	2,050,000	2,050,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Triborough Bridge & Tunnel Auth
General RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	2,500,000	2,500,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	1,000,000	1,000,000
						1,111,170,000
North Carolina 0.5%
Forsyth Cnty
GO Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	10,000,000	10,000,000
Lower Cape Fear Water & Sewer Auth
Special Facility RB (Bladen Bluffs) Series 2010 (LOC: COOPERATIEVE RABOBANK UA)		0.94%		07/07/17	17,620,000	17,620,000
North Carolina
GO Bonds Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,750,000	2,750,000
Limited Obligation Refunding Bonds Series 2014C (LIQ: CITIBANK NA)	a	0.94%		07/07/17	2,800,000	2,800,000
North Carolina Capital Facilities Finance Agency
Educational Facilities RB (The Summit School) Series 2008 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.91%		07/07/17	5,530,000	5,530,000
RB (Duke Univ) Series 2015B (LIQ: CITIBANK NA)	a	0.94%		07/07/17	1,600,000	1,600,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	1,479,500	1,479,500
North Carolina Medical Care Commission
Health Care Facilities RB (Deerfield Episcopal Retirement Community) Series 2008B (LOC: BRANCH BANKING AND TRUST COMPANY)		0.94%		07/07/17	6,000,000	6,000,000
Hospital RB (CaroMont Health) Series 2003A (LOC: WELLS FARGO BANK NA)		0.88%		07/07/17	1,000,000	1,000,000
RB (Southeastern Regional Medical Center) Series 2005 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.91%		07/07/17	14,080,000	14,080,000
North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.96%		07/07/17	1,095,000	1,095,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.96%		07/07/17	5,500,000	5,500,000
						69,454,500
North Dakota 0.1%
Traill Cnty
IDRB Refunding Bonds (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)		0.95%		07/07/17	6,930,000	6,930,000
Ohio 1.3%
Cleveland Cnty Industrial Facilities & Pollution Control Fin Auth
Recreational Facilities RB (Cleveland Cnty Family YMCA) Series 2007 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.94%		07/07/17	8,485,000	8,485,000
Columbus Regional Airport Auth
Airport Development RB (FlightSafety) Series 2015A		0.96%		07/07/17	22,930,000	22,930,000
Airport Development RB (FlightSafety) Series 2015B		0.96%		07/07/17	22,170,000	22,170,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	2,000,000	2,000,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.00%		07/07/17	3,100,000	3,100,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)		0.99%		07/07/17	5,110,000	5,110,000
Middletown
Hospital Facilities RB (Atrium Medical Center) Series 2008B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.93%		07/07/17	4,960,000	4,960,000
Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		07/07/17	5,000,000	5,000,000
Ohio
Hospital RB (Cleveland Clinic) Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	1,850,000	1,850,000
Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,000,000	2,000,000
Ohio HFA
Residential Mortgage RB Series 2016E (LIQ: FEDERAL HOME LOAN BANKS)		0.97%		07/07/17	3,765,000	3,765,000
Residential Mortgage RB Series 2016F (LIQ: FEDERAL HOME LOAN BANKS)		0.97%		07/07/17	4,205,000	4,205,000
Residential Mortgage RB Series 2016G (LIQ: FEDERAL HOME LOAN BANKS)		0.97%		07/07/17	2,320,000	2,320,000
Ohio Higher Educational Facility Commission
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/07/17	19,380,000	19,380,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Andersons Marathon Ethanol) Series 2007 (LOC: COBANK ACB)		1.03%		07/07/17	49,500,000	49,500,000
Ohio Water Development Auth
Water Pollution Control Loan Fund RB Series 2016A (LIQ: BMO HARRIS BANK NA)		0.96%		07/07/17	16,000,000	16,000,000
Univ of Cincinnati
RB Series 2017A (LIQ: CITIBANK NA)	a	0.94%		07/07/17	2,000,000	2,000,000
						174,775,000
Oklahoma 0.1%
Tulsa
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	11,080,000	11,080,000
Oregon 0.6%
Oregon Business Development Commission
RB (Murphy) Series 230 (LOC: US BANK NATIONAL ASSOCIATION)		0.92%		07/07/17	6,000,000	6,000,000
Oregon Facilities Auth
M/F Housing RB (Vintage At Bend Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	5,095,000	5,095,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)		0.94%		07/07/17	2,625,000	2,625,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2008C (LIQ: JPMORGAN CHASE BANK NA)		0.93%		07/07/17	24,785,000	24,785,000
S/F Mortgage RB Series 2008F (LIQ: JPMORGAN CHASE BANK NA)		0.97%		07/07/17	24,910,000	24,910,000
Portland
Water System 1st Lien Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.06%	07/06/17	09/07/17	6,000,000	6,000,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	a	0.94%		07/07/17	3,835,000	3,835,000
Portland Housing Auth
M/F Housing RB (Civic Apts) 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		07/07/17	7,800,000	7,800,000
						81,050,000
Pennsylvania 1.5%
Geisinger Auth
RB (Geisinger Health) Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	1,660,000	1,660,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		07/07/17	6,165,000	6,165,000
Pennsylvania
GO Refunding Bonds 3rd Series 2004 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		07/06/17	42,775,000	42,775,000
Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: ROYAL BANK OF CANADA)		0.95%		07/07/17	18,965,000	18,965,000
S/F Mortgage RB Series 2003-77B (LIQ: ROYAL BANK OF CANADA)		0.95%		07/07/17	14,855,000	14,855,000
S/F Mortgage RB Series 2003-79B (LIQ: ROYAL BANK OF CANADA)		0.95%		07/07/17	27,000,000	27,000,000
S/F Mortgage RB Series 2004-81C (LIQ: ROYAL BANK OF CANADA)		0.95%		07/07/17	9,570,000	9,570,000
S/F Mortgage RB Series 2004-82C (LIQ: ROYAL BANK OF CANADA)		0.95%		07/07/17	20,420,000	20,420,000
S/F Mortgage RB Series 2005-91B (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.96%		07/07/17	7,850,000	7,850,000
S/F Mortgage RB Series 2006-93B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.94%		07/07/17	790,000	790,000
S/F Mortgage RB Series 2007-100C (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.94%		07/07/17	4,800,000	4,800,000
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	a	1.01%		07/07/17	2,225,000	2,225,000
S/F Mortgage RB Series 2017-122 (LIQ: BARCLAYS BANK PLC)	a	0.94%		07/07/17	3,270,000	3,270,000
Philadelphia
Airport Refunding RB Series 2005C2 (LOC: ROYAL BANK OF CANADA)		0.92%		07/07/17	18,200,000	18,200,000
South Central General Auth
RB (Lutheran Social Services) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.99%		07/07/17	11,635,000	11,635,000
Southcentral General Auth
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		07/07/17	2,900,000	2,900,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		07/07/17	4,680,000	4,680,000
						197,760,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp
M/F Mortgage RB (Groves at Johnson) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.00%		07/07/17	7,750,000	7,750,000
South Carolina 0.4%
Charleston
Waterworks & Sewer System RB Series 2015 (LIQ: CITIBANK NA)	a	0.94%		07/07/17	6,000,000	6,000,000
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	a	0.94%		07/07/17	2,125,000	2,125,000
Columbia
Waterworks & Sewer System RB Series 2009 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.91%		07/07/17	9,300,000	9,300,000
South Carolina Educational Facilities Auth
RB (Charleston Southern Univ) Series 2003 (LOC: BANK OF AMERICA NA)		0.97%		07/07/17	1,000,000	1,000,000
South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: TD BANK NA)		0.94%		07/07/17	4,790,000	4,790,000
RB (Holcim) Series 2003 (LOC: COMERICA BANK)		0.98%		07/07/17	25,000,000	25,000,000
						48,215,000
South Dakota 0.1%
South Dakota Housing Development Auth
M/F Housing RB (Harmony Heights) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.02%		07/07/17	5,200,000	5,200,000
South Dakota Value Added Finance Auth
Solid Waste Disposal RB (Lincoln Land) Series 2014 (LOC: AGRIBANK FCB)		1.01%		07/07/17	5,500,000	5,500,000
						10,700,000
Tennessee 1.3%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.91%		07/07/17	28,615,000	28,615,000
Clarksville Public Building Auth
Pooled Financing RB Series 1997 (LOC: BANK OF AMERICA NA)		0.97%		07/07/17	1,310,000	1,310,000
Pooled Financing RB Series 1999 (LOC: BANK OF AMERICA NA)	a	0.97%		07/07/17	4,055,000	4,055,000
Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001 (LOC: COMERICA BANK)		1.06%		07/07/17	600,000	600,000
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.01%		07/07/17	1,900,000	1,900,000
Loudon IDB
Pollution Control Refunding RB (A.E. Staley Manufacturing) Series 1991 (LOC: CITIBANK NA)		0.93%		07/07/17	11,600,000	11,600,000
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	16,875,000	16,875,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.01%		07/07/17	6,965,000	6,965,000
M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)		0.96%		07/07/17	10,000,000	10,000,000
M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.99%		07/07/17	11,320,000	11,320,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: BANK OF AMERICA NA)	a	0.97%		07/07/17	330,000	330,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: BANK OF AMERICA NA)		0.97%		07/07/17	9,685,000	9,685,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.92%		07/07/17	24,615,000	24,615,000
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)		0.93%		07/07/17	11,305,000	11,305,000
Shelby Cnty Health, Educational & Housing Facilities Board
M/F Housing Mortgage RB (Lexington & Charter Oaks Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	3,200,000	3,200,000
RB (Methodist Healthcare) Series 2004B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.97%		07/07/17	7,355,000	7,355,000
Sullivan Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	18,230,000	18,230,000
						167,960,000
Texas 11.0%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	6,670,000	6,670,000
Austin
Electric Utility System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.07%	07/06/17	08/17/17	7,285,000	7,285,000
Bexar Cnty Housing Finance Corp
M/F Housing RB Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))		1.02%		07/07/17	10,375,000	10,375,000
Brazos Harbor IDC
Refunding RB (BASF Corp) Series 2006		1.05%		07/07/17	31,000,000	31,000,000
Brazos River Harbor Navigation District
RB (BASF Corp) Series 2001		1.05%		07/07/17	5,000,000	5,000,000
RB (BASF Corp) Series 2002		1.05%		07/07/17	25,000,000	25,000,000
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)		0.93%		07/07/17	28,500,000	28,500,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.95%		07/07/17	27,500,000	27,500,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)		0.97%		07/07/17	50,000,000	50,000,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.95%		07/07/17	45,000,000	45,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.97%		07/07/17	47,300,000	47,300,000
Port RB (Formosa Plastics) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.95%		07/07/17	32,300,000	32,300,000
Capital Area Housing Finance Corporation
M/F Housing RB (Encino Pointe Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.01%		07/07/17	14,865,000	14,865,000
Clear Creek ISD
ULT GO Refunding Bonds Series 2004A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/06/17	16,120,000	16,120,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))		0.94%		07/07/17	12,305,000	12,305,000
Conroe ISD
ULT GO & Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	7,000,000	7,000,000
Cypress-Fairbanks ISD
ULT GO Refunding Bonds Series 2014C (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	a	0.94%		07/07/17	3,335,000	3,335,000
Dallam Cnty IDC
Economic Development RB (Consolidated Dairy Management) Series 2009 (LOC: FARM CREDIT BANK OF TEXAS)		0.93%		07/07/17	2,800,000	2,800,000
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: COBANK ACB)		0.93%		07/07/17	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: COBANK ACB)		0.93%		07/07/17	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: COBANK ACB)		1.01%		07/07/17	2,635,000	2,635,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)		1.01%		07/07/17	5,350,000	5,350,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (ESCROW) (LIQ: CITIBANK NA)	a	0.94%		07/07/17	13,000,000	13,000,000
Sr Lien Sales Tax Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	10,905,000	10,905,000
Dallas-Fort Worth Int'l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999		0.92%		07/07/17	21,180,000	21,180,000
El Paso ISD
ULT GO Bonds Series 2004B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)		0.93%		07/07/17	29,730,000	29,730,000
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	4,860,000	4,860,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.96%		07/07/17	11,000,000	11,000,000
Sub Tier Toll RB Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/07/17	35,600,000	35,600,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hale Cnty IDC
Economic Development RB (Silverado TX) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)		1.01%		07/07/17	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: COOPERATIEVE RABOBANK UA)		1.01%		07/07/17	3,000,000	3,000,000
IDRB (White River Ranch) Series 2004 (LOC: WELLS FARGO BANK NA)		1.01%		07/07/17	4,000,000	4,000,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014D		0.91%		07/07/17	16,700,000	16,700,000
Hospital Refunding RB (Memorial Hermann Health) Series 2016D		0.91%		07/07/17	20,000,000	20,000,000
Hospital Revenue RB (Memorial Hermann Health) Series 2016E		0.91%		07/07/17	33,310,000	33,310,000
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2		0.95%		07/03/17	1,450,000	1,450,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: CITIBANK NA)		0.99%		07/07/17	11,545,000	11,545,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	7,015,000	7,015,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	a	1.07%		07/07/17	7,000,000	7,000,000
Hurst-Euless-Bedford ISD
ULT GO Refunding Bonds Series 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/06/17	10,055,000	10,055,000
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: BANK OF AMERICA NA)		0.94%		07/07/17	13,600,000	13,600,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	3,925,000	3,925,000
Mesquite ISD
ULT GO Bonds Series 2000 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)		0.93%		07/07/17	9,875,000	9,875,000
Muleshoe Economic Development Corp
IDRB (John Lyle & Grace Ajean) Series 2005 (LOC: COOPERATIEVE RABOBANK UA)		1.01%		07/07/17	4,570,000	4,570,000
North Central Texas Health Facilities Development Corp
RB (Children's Medical Center of Dallas) Series 2009 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	18,500,000	18,500,000
North Texas Municipal Water District
Water System Refunding RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	10,345,000	10,345,000
North Texas Tollway Auth
System RB Series 2011A (LIQ: CITIBANK NA)	a	0.94%		07/07/17	17,655,000	17,655,000
System Refunding RB Series 2008 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	6,000,000	6,000,000
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Avenue Residential Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.01%		07/07/17	10,000,000	10,000,000
Pflugerville ISD
ULT School Building Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	2,500,000	2,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port Arthur Navigation District IDC
Exempt Facilities RB (TOTAL Petrochemicals USA) Series 2010A		0.96%		07/07/17	37,565,000	37,565,000
Exempt Facilities RB (Total USA) Series 2012A		0.96%		07/07/17	30,000,000	30,000,000
Exempt Facilities RB (Total USA) Series 2012B		0.96%		07/07/17	20,000,000	20,000,000
RB (Total USA) Series 2011		0.96%		07/07/17	40,000,000	40,000,000
RB (Total USA) Series 2012		0.96%		07/07/17	53,900,000	53,900,000
Port of Houston Auth
ULT GO Refunding Bonds Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.99%		07/07/17	37,830,000	37,830,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2009		0.96%		07/07/17	20,000,000	20,000,000
Exempt Facilities RB (Total Petrochemicals USA) Series 2010		0.96%		07/07/17	16,900,000	16,900,000
RB (ATOFINA Petrochemicals) Series 2002B		1.05%		07/07/17	10,000,000	10,000,000
RB (ATOFINA Petrochemicals) Series 2003B		1.05%		07/07/17	10,000,000	10,000,000
RB (BASF Corp) Series 1998		1.05%		07/07/17	15,200,000	15,200,000
RB (BASF Corp) Series 2003A		1.05%		07/07/17	15,000,000	15,000,000
RB (TOTAL Petrochemicals USA) Series 2008		1.05%		07/07/17	50,000,000	50,000,000
San Antonio
Electric & Gas Systems Refunding RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	4,270,000	4,270,000
Water System Jr Lien Refunding & RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	2,990,000	2,990,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		07/07/17	18,535,000	18,535,000
Lease & Refunding RB Series 2012 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	10,705,000	10,705,000
Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	12,735,000	12,735,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	11,250,000	11,250,000
Refunding RB (CHRISTUS Health) Series 2008C1 (LOC: BANK OF MONTREAL)		0.91%		07/07/17	19,475,000	19,475,000
Refunding RB (CHRISTUS Health) Series 2008C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.91%		07/07/17	800,000	800,000
Texas
GO Bonds Series 2015B (LIQ: MIZUHO BANK LTD)		0.91%		07/07/17	9,820,000	9,820,000
GO Bonds Series 2016 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.92%		07/07/17	30,085,000	30,085,000
GO Bonds Series 2017 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.89%		07/07/17	18,405,000	18,405,000
GO Refunding Bonds Series 1999A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.94%		07/07/17	7,135,000	7,135,000
Texas A&M Univ
Financing System RB Series 2010B (LIQ: BARCLAYS BANK PLC)	a	0.95%		07/07/17	2,500,000	2,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	10,590,000	10,590,000
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.00%		07/07/17	7,940,000	7,940,000
M/F Housing RB (Creek Point Apts) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.02%		07/07/17	5,160,000	5,160,000
M/F Housing RB (Lancaster Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	12,980,000	12,980,000
M/F Housing RB (West Oaks Sr Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.98%		07/07/17	11,875,000	11,875,000
M/F Housing RB (Woodmont Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.01%		07/07/17	14,180,000	14,180,000
M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.06%		07/07/17	12,395,000	12,395,000
M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.01%		07/07/17	11,700,000	11,700,000
M/F Housing Refunding RB (Red Hills Villas) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.13%		07/07/17	4,515,000	4,515,000
S/F Mortgage RB Series 2004D (LIQ: TEXAS STATE OF)		0.94%		07/07/17	6,100,000	6,100,000
S/F Mortgage RB Series 2007A (LIQ: TEXAS STATE OF)		0.96%		07/07/17	24,460,000	24,460,000
S/F Mortgage Refunding RB Bonds Series 2004B (LIQ: TEXAS STATE OF)		0.94%		07/07/17	7,100,000	7,100,000
S/F Mortgage Refunding RB Series 2005A (LIQ: TEXAS STATE OF)		0.96%		07/07/17	15,775,000	15,775,000
Texas Transportation Commission
GO Bonds Series 2008 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,870,000	4,870,000
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	6,800,000	6,800,000
GO Refunding Bonds Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,000,000	4,000,000
State Highway Fund 1st Tier RB Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	8,000,000	8,000,000
State Highway Fund 1st Tier Refunding RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	16,000,000	16,000,000
Univ of Texas
Revenue Financing System Bonds Series 2012B (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	7,300,000	7,300,000
Revenue Financing System Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	1,950,000	1,950,000
						1,466,350,000
Utah 0.7%
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF THE WEST)		1.00%		07/07/17	1,150,000	1,150,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2016C (LIQ: BMO HARRIS BANK NA)		0.89%		07/07/17	2,875,000	2,875,000
Hospital RB (IHC Health Services) Series 2016E (LIQ: JPMORGAN CHASE BANK NA)		0.91%		07/07/17	4,500,000	4,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: CITIBANK NA)		0.98%		07/07/17	9,000,000	9,000,000
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		07/07/17	6,250,000	6,250,000
Utah Transit Auth
Sales Tax RB Series 2008A (ESCROW) (LIQ: CREDIT SUISSE AG)	a	0.94%		07/07/17	13,500,000	13,500,000
Utah Water Finance Agency
RB Series 2016B2 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	0.93%		07/07/17	54,655,000	54,655,000
						91,930,000
Virginia 0.5%
Fairfax Cnty Economic Development Auth
Project RB (Metrorail Parking System) Series 2017 (LIQ: BANK OF AMERICA NA)	a	0.94%		07/07/17	7,500,000	7,500,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	a	0.94%		07/07/17	3,080,000	3,080,000
Fairfax Cnty Water Auth
Water Refunding RB Series 2017 (LIQ: CITIBANK NA)	a	0.94%		07/07/17	5,500,000	5,500,000
King George Cnty IDA
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMORGAN CHASE BANK NA)		0.97%		07/07/17	3,700,000	3,700,000
Loudoun Cnty
GO Public Improvement Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	3,225,000	3,225,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2010C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.94%		07/07/17	7,365,000	7,365,000
Airport System Refunding RB Series 2011A2 (LOC: ROYAL BANK OF CANADA)		0.93%		07/07/17	9,540,000	9,540,000
Airport System Refunding RB Series 2011A3 (LOC: ROYAL BANK OF CANADA)		0.93%		07/07/17	19,350,000	19,350,000
Univ of Virginia
General Refunding RB Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.07%	07/06/17	08/24/17	5,330,000	5,330,000
						64,590,000
Washington 4.2%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	1.01%		07/07/17	8,385,000	8,385,000
Highline SD #401
ULT GO Bonds Series 2017 (GTY: STATE OF WASHINGTON) (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.07%	07/06/17	07/27/17	5,845,000	5,845,000
King Cnty
LT GO Bonds Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.96%		07/07/17	5,000,000	5,000,000
LT GO Bonds Series 2010A (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.92%		07/07/17	26,495,000	26,495,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sewer Refunding RB Series 2011B (ESCROW) (LIQ: CITIBANK NA)	a	0.94%		07/07/17	7,785,000	7,785,000
Sewer Refunding RB Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	6,950,000	6,950,000
King Cnty Housing Auth
RB (Auburn Court Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.99%		07/07/17	10,845,000	10,845,000
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)		0.95%		07/07/17	3,880,000	3,880,000
RB (Overlake Tod) Series 2000B (LOC: BANK OF AMERICA NA)		0.95%		07/07/17	6,475,000	6,475,000
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)		0.95%		07/07/17	3,125,000	3,125,000
Port of Seattle
1st Lien Refunding RB Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	a	1.00%		07/07/17	3,600,000	3,600,000
RB (Crowley Marine Services) Series 2001 (LOC: DNB BANK ASA)		1.02%		07/07/17	8,700,000	8,700,000
Sub Lien Refunding RB Series 2008 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.98%		07/07/17	34,235,000	34,235,000
Seattle
Drainage and Wastewater System Refunding RB 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.06%	07/06/17	09/28/17	12,855,000	12,855,000
Light & Power RB Series 2015A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.07%	07/06/17	08/24/17	5,980,000	5,980,000
LT GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	4,000,000	4,000,000
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.07%	07/06/17	07/27/17	7,770,000	7,770,000
Snohomish Cnty Housing Auth
RB (Olympic View & Sound View Apts) Series 2007 (LOC: BANK OF AMERICA NA)		0.98%		07/07/17	5,095,000	5,095,000
Tacoma SD #10
ULT Refunding GO Bonds Series 2015 (GTY: STATE OF WASHINGTON) (LIQ: CITIBANK NA)	a	0.94%		07/07/17	5,100,000	5,100,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	8,490,000	8,490,000
GO Bonds Series 2009E (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	5,005,000	5,005,000
GO Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	4,000,000	4,000,000
GO Bonds Series 2012C (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	5,000,000	5,000,000
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	3,365,000	3,365,000
GO Bonds Series 2014D (LIQ: CITIBANK NA)	a	0.94%		07/07/17	4,700,000	4,700,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	a	0.94%		07/07/17	9,250,000	9,250,000
GO Refunding Bonds Series R2010B (LIQ: BANK OF AMERICA NA)	a	1.02%		07/07/17	17,250,000	17,250,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K (LOC: MUFG UNION BANK NA)		1.00%		07/07/17	4,005,000	4,005,000
Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: BANK OF AMERICA NA)		0.95%		07/07/17	22,000,000	22,000,000
Solid Waste Disposal RB (Waste Management) Series 2000H (LOC: BANK OF AMERICA NA)		0.95%		07/07/17	13,650,000	13,650,000
Solid Waste Disposal RB (Waste Management) Series 2000I (LOC: BANK OF AMERICA NA)		0.95%		07/07/17	20,885,000	20,885,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington Health Care Facilities Auth
RB (Multicare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	8,110,000	8,110,000
RB (Providence Health & Services) Series 2010A (LIQ: BANK OF AMERICA NA)	a	0.95%		07/07/17	10,180,000	10,180,000
RB (Providence Health & Services) Series 2012C (LIQ: US BANK NATIONAL ASSOCIATION)		0.94%		07/07/17	17,600,000	17,600,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	12,675,000	12,675,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	5,665,000	5,665,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a	0.95%		07/07/17	8,675,000	8,675,000
RB (Seattle Children's Hospital) Series 2010A (LIQ: BANK OF AMERICA NA)	a	0.95%		07/07/17	8,155,000	8,155,000
RB (Seattle Children's Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,270,000	3,270,000
Refunding RB (Seattle Children's Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	13,860,000	13,860,000
Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	10,750,000	10,750,000
M/F Housing RB (Ballinger Court Sr Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	3,400,000	3,400,000
M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	3,480,000	3,480,000
M/F Housing RB (Brittany Park) Series 1996A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	8,930,000	8,930,000
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		07/07/17	5,560,000	5,560,000
M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	13,680,000	13,680,000
M/F Housing RB (Heatherwood Apts) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.98%		07/07/17	14,525,000	14,525,000
M/F Housing RB (Highlander Apts) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.01%		07/07/17	7,000,000	7,000,000
M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	6,280,000	6,280,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		07/07/17	3,060,000	3,060,000
M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	12,750,000	12,750,000
M/F Housing RB (Seasons Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	22,640,000	22,640,000
M/F Housing RB (Vintage at Burien Sr Living) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	6,570,000	6,570,000
M/F Housing RB (Vintage at Chehalis Sr Living) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	8,190,000	8,190,000
M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.97%		07/07/17	11,945,000	11,945,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Woodrose Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	6,750,000	6,750,000
M/F Housing Refunding RB (Lake City Sr Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.94%		07/07/17	15,750,000	15,750,000
M/F Mortgage RB (Wandering Creek) Series 1995 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.99%		07/07/17	5,300,000	5,300,000
M/F RB (Park Vista Retirement) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)		0.98%		07/07/17	12,200,000	12,200,000
						556,670,000
West Virginia 0.8%
Cabell Cnty
University Facilities RB (Provident Group) Series 2010A (LOC: BANK OF AMERICA NA)		0.96%		07/07/17	54,015,000	54,015,000
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A		0.93%		07/07/17	24,000,000	24,000,000
West Virginia Economic Development Auth
RB (Collins Hardwood) Series 2005 (LOC: COBANK ACB)		0.99%		07/07/17	4,000,000	4,000,000
West Virginia HFA
RB (Pallottine Health) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))		0.98%		07/07/17	20,000,000	20,000,000
						102,015,000
Wisconsin 1.4%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.01%		07/07/17	4,430,000	4,430,000
Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.93%		07/07/17	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	a	0.94%		07/07/17	3,000,000	3,000,000
RB (Ascension Sr Credit Group) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	6,865,000	6,865,000
RB (Children's Hospital of WI) Series 2008B (LIQ: BARCLAYS BANK PLC)	a	0.96%		07/07/17	6,620,000	6,620,000
RB (Froedtert & Community Health) Series 2009C (ESCROW) (LIQ: BANK OF AMERICA NA)	a	0.97%		07/07/17	15,785,000	15,785,000
RB (Froedtert & Community Health) Series 2009C (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	14,200,000	14,200,000
RB (Froedtert Health) Series 2012A (LIQ: ROYAL BANK OF CANADA)	a	0.95%		07/07/17	5,275,000	5,275,000
RB (Mequon Jewish Campus) Series 2003 (LOC: JPMORGAN CHASE BANK NA)		0.93%		07/07/17	9,000,000	9,000,000
RB (Univ of Wisconsin Medical Fdn) Series 2000 (LOC: JPMORGAN CHASE BANK NA)		0.95%		07/07/17	5,295,000	5,295,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)		0.96%		07/07/17	14,195,000	14,195,000
Home Ownership RB Series 2007E (LIQ: FEDERAL HOME LOAN BANKS)		0.94%		07/07/17	20,330,000	20,330,000
Home Ownership RB Series 2008A (LIQ: BMO HARRIS BANK NA)		0.96%		07/07/17	18,795,000	18,795,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Home Ownership RB Series 2016C (LIQ: ROYAL BANK OF CANADA)		0.92%		07/07/17	9,500,000	9,500,000
Housing RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)		0.97%		07/07/17	4,990,000	4,990,000
Housing RB Series 2008G (LIQ: JPMORGAN CHASE BANK NA)		0.97%		07/07/17	9,740,000	9,740,000
Housing RB Series 2012B (LIQ: FEDERAL HOME LOAN BANKS)		0.91%		07/07/17	13,820,000	13,820,000
M/F Housing Bonds Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)		0.94%		07/07/17	6,875,000	6,875,000
M/F Housing Bonds Series 2007C (LIQ: FEDERAL HOME LOAN BANKS)		0.94%		07/07/17	5,895,000	5,895,000
M/F Housing Bonds Series 2008A (LIQ: FEDERAL HOME LOAN BANKS)		0.92%		07/07/17	4,845,000	4,845,000
						189,455,000
Wyoming 0.5%
Green River
RB (Rhone-Poulenc) Series 1994 (LOC: COMERICA BANK)		1.08%		07/07/17	11,400,000	11,400,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)		1.01%		07/07/17	32,700,000	32,700,000
Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: FEDERAL HOME LOAN BANKS)		0.98%		07/07/17	6,000,000	6,000,000
Housing RB 2007 Series 6 (LIQ: FEDERAL HOME LOAN BANKS)		0.98%		07/07/17	7,000,000	7,000,000
Housing RB 2007 Series 8 (LIQ: FEDERAL HOME LOAN BANKS)		0.98%		07/07/17	12,000,000	12,000,000
						69,100,000
Other Investments 2.3%
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: JPMORGAN CHASE BANK NA)	a	1.00%		07/07/17	44,900,000	44,900,000
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	a	1.02%		07/07/17	90,600,000	90,600,000
Nuveen Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: JPMORGAN CHASE BANK NA)	a	1.06%		07/07/17	15,200,000	15,200,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	a	1.07%		07/07/17	87,100,000	87,100,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a	1.04%		07/07/17	10,100,000	10,100,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a	1.04%		07/07/17	39,000,000	39,000,000

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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a	1.04%		07/07/17	12,600,000	12,600,000
						299,500,000
Total Variable-Rate Municipal Securities
(Cost $10,681,429,940)						10,681,429,940

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $13,447,321,491.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,108,598,588 or 23.4% of net assets.
b	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At June 30, 2017, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

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Schwab Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at cost and value (Note 2a)		$13,447,321,491
Receivables:
Investments sold		65,674,737
Interest		20,557,001
Fund shares sold		17,044,111
Prepaid expenses	+	346,743
Total assets		13,550,944,083
Liabilities
Payables:
Investments bought		178,198,657
Investments bought — Delayed delivery		62,401,167
Investment adviser and administrator fees		2,855,820
Fund shares redeemed		7,205,094
Distributions to shareholders		2,358,777
Due to custodian		1,115,484
Accrued expenses	+	208,786
Total liabilities		254,343,785
Net Assets
Total assets		13,550,944,083
Total liabilities	–	254,343,785
Net assets		$13,296,600,298
Net Assets by Source
Capital received from investors		13,297,192,105
Net realized capital losses		(591,807)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$8,623,818,867		8,621,685,034		$1.00
Value Advantage Shares	$590,103,641		589,957,968		$1.00
Select Shares	$783,525,555		783,333,704		$1.00
Premier Shares	$3,299,152,235		3,298,337,425		$1.00

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Schwab Municipal Money Fund
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Interest		$52,362,190
Expenses
Investment adviser and administrator fees		20,469,054
Shareholder service fees:
Sweep Shares		16,107,731
Value Advantage Shares		596,694
Select Shares		667,582
Premier Shares		2,785,102
Registration fees		218,032
Portfolio accounting fees		160,586
Custodian fees		92,768
Shareholder reports		59,422
Transfer agent fees		52,505
Professional fees		50,251
Independent trustees' fees		34,683
Interest expense		818
Other expenses	+	90,667
Total expenses		41,385,895
Expense reduction by CSIM and its affiliates	–	9,171,740
Net expenses	–	32,214,155
Net investment income		20,148,035
Realized Gains (Losses)
Net realized gains on investments		373,136
Increase in net assets resulting from operations		$20,521,171

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Schwab Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$20,148,035	$10,444,892
Net realized gains (losses)	+	373,136	(964,943)
Increase in net assets from operations		20,521,171	9,479,949
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(10,368,855)	(5,856,656)
Value Advantage Shares		(1,000,117)	(616,764)
Select Shares		(1,441,258)	(710,659)
Premier Shares	+	(7,337,805)	(3,260,813)
Total distributions from net investment income		(20,148,035)	(10,444,892)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		11,183,784,769	26,481,443,822
Value Advantage Shares		237,757,306	279,039,269
Select Shares		586,902,001	458,238,791
Premier Shares	+	2,611,156,490	2,089,760,749
Total shares sold		14,619,600,566	29,308,482,631
Shares Reinvested
Sweep Shares		9,181,231	5,787,350
Value Advantage Shares		725,785	536,138
Select Shares		1,015,574	592,984
Premier Shares	+	4,934,892	2,699,269
Total shares reinvested		15,857,482	9,615,741
Shares Redeemed
Sweep Shares		(12,309,733,119)	(28,250,483,602)
Value Advantage Shares		(167,684,312)	(308,224,211)
Select Shares		(320,750,425)	(253,140,871)
Premier Shares	+	(1,336,924,650)	(896,294,519)
Total shares redeemed		(14,135,092,506)	(29,708,143,203)
Net transactions in fund shares		500,365,542	(390,044,831)
Net Assets
Beginning of period		12,795,861,620	13,186,871,394
Total increase or decrease	+	500,738,678	(391,009,774)
End of period		$13,296,600,298	$12,795,861,620
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

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Schwab AMT Tax-Free Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.10% [3]	0.04%	0.02%	0.02%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.62% [4]	0.40% [5]	0.08% [5]	0.09% [5]	0.15% [5]	0.21% [5],[6]
Gross operating expenses	0.70% [4]	0.70%	0.70%	0.70%	0.70%	0.66% [6]
Net investment income (loss)	0.20% [4]	0.04%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$2,418	$2,905	$3,731	$3,690	$3,528	$3,522

Value Advantage Shares	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.18% [3]	0.12%	0.02%	0.02%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.45% [4]	0.34% [5]	0.08% [5]	0.09% [5]	0.15% [5]	0.21% [5],[6]
Gross operating expenses	0.57% [4]	0.57%	0.57%	0.57%	0.57%	0.53% [6]
Net investment income (loss)	0.38% [4]	0.13%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$603	$519	$403	$468	$539	$625
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
6
The ratio of gross operating expenses would have been 0.70% for Sweep Shares and 0.57% for Value Advantage Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
21.8%	Fixed-Rate Municipal Securities	658,129,120	658,129,120
79.1%	Variable-Rate Municipal Securities	2,390,505,018	2,390,505,018
100.9%	Total Investments	3,048,634,138	3,048,634,138
(0.9%)	Other Assets and Liabilities, Net		(28,345,652)
100.0%	Net Assets		3,020,288,486

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 21.8% of net assets
Alabama 0.8%
Huntsville Healthcare Auth
CP		0.87%		07/12/17	5,765,000	5,765,000
CP		0.87%		07/17/17	5,000,000	5,000,000
CP		0.96%		10/02/17	12,600,000	12,600,000
						23,365,000
Arizona 0.1%
Mesa
Utility System Refunding RB Series 2002 (ESCROW)		5.25%		07/01/17	1,850,000	1,850,000
California 1.5%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.97%		07/06/17	9,220,000	9,220,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.97%		07/06/17	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2004E		0.96%		10/18/17	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2004I		0.99%		11/08/17	22,500,000	22,500,000
						46,720,000
Colorado 0.0%
Colorado Springs
Utilities System CP Notes Series A (LOC: BANK OF AMERICA NA)		0.92%		08/07/17	1,500,000	1,500,000

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Delaware 0.3%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.86%		07/10/17	10,000,000	10,000,000
District of Columbia 0.7%
District of Columbia Water & Sewer Auth
Extendible CP Series A		0.86%	07/06/17	03/02/18	20,000,000	20,000,000
Florida 1.7%
Florida Local Government Finance Commission
CP Series A1&B1 (LOC: JPMORGAN CHASE BANK NA)		0.92%		08/03/17	10,000,000	10,000,000
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		0.88%		07/07/17	5,000,000	5,000,000
Miami-Dade Cnty
Water & Sewer System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		0.90%		07/12/17	12,500,000	12,500,000
Water & Sewer System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		0.98%		08/01/17	2,500,000	2,500,000
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.95%		09/07/17	13,000,000	13,000,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		0.96%		09/07/17	7,000,000	7,000,000
						50,000,000
Georgia 0.4%
Atlanta
Water & Wastewater Revenue CP Notes 2015A2 (LOC: WELLS FARGO BANK NA)		1.00%		10/03/17	13,490,000	13,490,000
Hawaii 0.3%
Honolulu
GO CP Series B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.94%		08/30/17	10,000,000	10,000,000
Idaho 0.1%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		0.95%		09/01/17	3,500,000	3,500,000
Illinois 0.5%
Illinois Finance Auth
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.89%		07/10/17	7,000,000	7,000,000
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		0.95%		08/01/17	7,000,000	7,000,000
Refunding RB (Advocate Health) Series 2008C3B		0.70%		07/25/17	880,000	879,847
						14,879,847
Indiana 0.2%
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A5		2.00%		08/01/17	5,215,000	5,219,637
Kentucky 0.3%
Louisville & Jefferson Cnty Metro Sewer District
BAN 2016		3.50%		11/15/17	10,000,000	10,094,793

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Maryland 0.3%
Montgomery Cnty
RB (Trinity Health) Series 2013MD		0.95%		09/01/17	10,300,000	10,300,000
Massachusetts 1.0%
Massachusetts Bay Transportation Auth
Sales Tax CP Series B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.87%		07/10/17	24,000,000	24,000,000
Massachusetts Water Resources Auth
Water CP Series 2016 (LOC: TD BANK NA)		0.90%		07/05/17	5,000,000	5,000,000
						29,000,000
Missouri 0.3%
Univ of Missouri
CP Series A		0.92%		08/02/17	10,000,000	10,000,000
Nevada 0.2%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.93%		09/12/17	5,000,000	5,000,000
New Jersey 2.9%
Bergen Cnty
BAN 2016B		2.00%		12/14/17	24,000,000	24,099,191
Brick Township
BAN		2.00%		07/26/17	9,000,000	9,006,459
Burlington Cnty Bridge Commission
Sub Revenue Notes Series 2016		2.00%		11/16/17	4,000,000	4,017,238
Freehold Township
BAN 2016		2.25%		11/17/17	1,500,000	1,507,814
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2016C1		2.00%		11/01/17	2,385,000	2,393,761
Jersey City
BAN 2017A		2.25%		01/19/18	2,966,000	2,985,817
Livingston Township
BAN 2017		2.25%		02/08/18	5,100,000	5,137,450
Montclair Township
GO BAN		2.50%		11/03/17	8,000,000	8,044,121
Nutley
BAN		2.25%		12/21/17	2,188,000	2,199,169
Ocean City
BAN 2016C		2.50%		11/30/17	3,000,000	3,018,929
Readington Township
BAN Series 2017B		2.25%		02/01/18	2,778,000	2,795,951
Robbinsville
BAN Series 2016A		2.00%		07/27/17	1,466,831	1,467,996
Rockaway
BAN 2016		2.00%		11/16/17	2,300,000	2,309,870
South River
BAN 2016A		2.50%		12/12/17	3,000,000	3,016,774

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Woodbridge
BAN		2.00%		08/18/17	4,650,000	4,656,576
BAN		3.00%		08/18/17	10,000,000	10,026,038
						86,683,154
New York 1.8%
Amherst
BAN 2016		2.50%		11/09/17	9,876,262	9,934,784
Bedford CSD
BAN 2017	b	2.50%		07/13/18	3,000,000	3,040,980
Burnt Hills - Ballston Lake CSD
BAN 2017		2.50%		06/22/18	4,537,871	4,599,791
Clarence CSD
BAN 2017A	b	2.50%		06/28/18	2,000,000	2,026,260
Hampton Bays UFSD
TAN 2017	b	2.25%		06/20/18	9,300,000	9,403,788
Islip UFSD
BAN 2016		2.00%		11/10/17	2,890,000	2,901,601
Liverpool CSD
BAN		2.25%		06/28/18	6,140,000	6,210,151
Middletown City SD
BAN 2017		2.50%		06/21/18	3,990,000	4,044,284
New York City
GO Bonds Fiscal 2012 Series F		5.00%		08/01/17	300,000	301,019
New York State Power Auth
CP Series 1&2		0.93%		09/07/17	9,000,000	9,000,000
Pittsford CSD
GO BAN 2017		2.00%		02/09/18	2,000,000	2,011,853
						53,474,511
Ohio 1.8%
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2011B		5.00%		07/12/17	105,000	105,123
RB (Trinity Health) Series 2013OH		0.95%		09/01/17	3,000,000	3,000,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		0.93%		08/24/17	5,000,000	5,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B5		0.91%		09/14/17	26,285,000	26,285,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		0.95%		09/07/17	8,700,000	8,700,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		0.93%		09/21/17	5,000,000	5,000,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		1.35%		02/01/18	6,860,000	6,860,000
						54,950,123

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Tennessee 0.6%
Metro Government of Nashville & Davidson Cnty
GO CP Series A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.90%		07/06/17	6,140,000	6,140,000
Water & Sewer Revenue CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.98%		09/07/17	9,925,000	9,925,000
Water & Sewer Revenue CP Series A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.99%		09/13/17	3,000,000	3,000,000
						19,065,000
Texas 4.4%
Dallas
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.90%		07/06/17	7,000,000	7,000,000
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.98%		07/06/17	8,900,000	8,900,000
Waterworks & Sewer System CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.91%		08/11/17	11,124,000	11,124,000
Waterworks & Sewer System CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.92%		08/11/17	8,000,000	8,000,000
Waterworks & Sewer System CP Series E (LIQ: JPMORGAN CHASE BANK NA)		0.95%		08/17/17	3,729,000	3,729,000
Frisco ISD
ULT GO Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/17	115,000	115,564
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.88%		07/19/17	25,000,000	25,000,000
Refunding RB (Methodist Hospital) Series 2009C2		0.88%		07/12/17	4,695,000	4,695,000
Refunding RB (Methodist Hospital) Series 2009C2		0.92%		08/02/17	8,375,000	8,375,000
Houston ISD
LT GO Refunding Bonds Series 2006A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/17	100,000	100,491
San Antonio
Electric & Gas Systems CP Series A (LIQ: JPMORGAN CHASE BANK NA)		0.93%		09/07/17	6,000,000	6,000,000
Electric & Gas Systems CP Series C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.94%		09/01/17	9,335,000	9,335,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.02%		12/12/17	15,000,000	15,000,000
Texas A&M Univ
CP Series B		0.91%		08/01/17	13,270,000	13,270,000
Univ of Texas
Revenue Financing CP Series A		0.91%		08/01/17	11,268,000	11,268,000
						131,912,055
Utah 0.9%
Intermountain Power Agency
CP Series B (LIQ: BANK OF AMERICA NA)		0.92%		07/05/17	10,000,000	10,000,000
CP Series B (LIQ: BANK OF AMERICA NA)		0.86%		07/06/17	5,860,000	5,860,000
CP Series B (LIQ: BANK OF AMERICA NA)		0.92%		07/13/17	4,140,000	4,140,000
CP Series B (LIQ: BANK OF AMERICA NA)		0.92%		08/09/17	7,000,000	7,000,000
						27,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington 0.0%
Washington
GO Refunding Bonds Series R2013A		5.00%		07/01/17	125,000	125,000
Wisconsin 0.7%
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		1.12%		09/25/17	20,000,000	20,000,000
Total Fixed-Rate Municipal Securities
(Cost $658,129,120)						658,129,120

Variable-Rate Municipal Securities 79.1% of net assets
Alabama 4.5%
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,540,000	4,540,000
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.08%	07/06/17	07/20/17	5,995,000	5,995,000
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	a	0.96%		07/07/17	2,900,000	2,900,000
Water RB Series 2013B (LIQ: BARCLAYS BANK PLC)	a	0.96%		07/07/17	10,310,000	10,310,000
Columbia IDB
Pollution Control Refunding RB (Alabama Power Co) Series 2014D		1.01%		07/07/17	17,500,000	17,500,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA)	c	0.93%		07/07/17	30,000,000	30,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA)		0.93%		07/07/17	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)		0.93%		07/07/17	15,960,000	15,960,000
Mobile IDB
Pollution Control RB (Alabama Power Co) Series 2007B		1.01%		07/07/17	13,000,000	13,000,000
Pollution Control RB (Alabama Power Co) Series 2007C	c	1.01%		07/07/17	14,350,000	14,350,000
Refunding RB (Alabama Power Co) Series 1993B		1.01%		07/07/17	3,000,000	3,000,000
Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)		0.94%		07/07/17	1,625,000	1,625,000
Tuscaloosa Cnty Port Auth
RB (Midtown Village) Series 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.98%		07/07/17	7,000,000	7,000,000
						136,180,000
Arizona 1.0%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008AD & 2012A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	9,770,000	9,770,000
Maricopa Cnty IDA
RB (Banner Health) Series 2016A (LIQ: BARCLAYS BANK PLC)	a	0.94%		07/07/17	5,620,000	5,620,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Salt River Project Agricultural Improvement & Power District
Electric System Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	4,995,000	4,995,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: CITIBANK NA)		0.95%		07/07/17	8,500,000	8,500,000
						28,885,000
California 3.2%
Berkeley Cnty SD
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.07%	07/06/17	08/17/17	1,845,000	1,845,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2017A-2 (LIQ: CITIBANK NA)	a	0.93%		07/07/17	4,500,000	4,500,000
RB (Sutter Health) Series 2007A&2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	640,000	640,000
RB (Sutter Health) Series 2011D (LIQ: CITIBANK NA)	a	0.92%		07/07/17	4,000,000	4,000,000
RB (Sutter Health) Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.92%		07/07/17	2,670,000	2,670,000
Refunding RB (Stanford Hospital) Series 2010B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	2,000,000	2,000,000
California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009 (LOC: COMERICA BANK)		0.98%		07/07/17	3,215,000	3,215,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: COBANK ACB)		0.93%		07/07/17	5,285,000	5,285,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA)		1.01%		07/03/17	24,525,000	24,525,000
RB (Kaiser Permanente) Series 2009C1		0.88%		07/07/17	17,995,000	17,995,000
Los Angeles CCD
GO Bonds Series 2007A (ESCROW) (LIQ: CITIBANK NA)	a	0.93%		07/07/17	8,700,000	8,700,000
Los Angeles Dept of Water & Power
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,700,000	4,700,000
San Francisco
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	3,340,000	3,340,000
Univ of California
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	11,885,000	11,885,000
						95,300,000
Colorado 3.6%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)		0.97%		07/07/17	17,295,000	17,295,000
Colorado Health Facilities Auth
RB (Children's Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	a	1.00%		07/03/17	3,410,000	3,410,000
RB (Sisters of Charity of Leavenworth Health) Series 2010A (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	5,670,000	5,670,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: CITIBANK NA)	a	0.94%		07/07/17	5,600,000	5,600,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	7,000,000	7,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2001AA2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.92%		07/07/17	4,700,000	4,700,000
Denver
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	9,945,000	9,945,000
Denver SD #1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/06/17	12,240,000	12,240,000
Denver Water Board
Water RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.06%	07/06/17	08/24/17	1,720,000	1,720,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)		0.93%		07/07/17	9,090,000	9,090,000
Univ of Colorado
Enterprise RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	a	0.94%		07/07/17	8,000,000	8,000,000
Enterprise RB Series 2013A (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	9,000,000	9,000,000
Enterprise RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	5,625,000	5,625,000
Univ of Colorado Hospital Auth
Refunding RB Series 2017A (LIQ: CITIBANK NA)	a	0.95%		07/07/17	8,765,000	8,765,000
						108,060,000
Connecticut 0.1%
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	3,750,000	3,750,000
Delaware 0.2%
New Castle Cnty
Student Housing Refunding RB (Univ Courtyard Apt) Series 2005 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.92%		07/07/17	5,415,000	5,415,000
District of Columbia 1.6%
District of Columbia
GO Bonds Series 2008E (LIQ: BANK OF AMERICA NA)	a	0.95%		07/07/17	3,305,000	3,305,000
GO Bonds Series 2016D (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	6,660,000	6,660,000
GO Bonds Series 2016D (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	5,590,000	5,590,000
GO Refunding Bonds Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,330,000	2,330,000
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.06%	07/06/17	08/31/17	1,000,000	1,000,000
Income Tax Secured Refunding RB Series 2012B (LIQ: CITIBANK NA)	a	0.95%		07/07/17	6,200,000	6,200,000
District of Columbia Water & Sewer Auth
Public Utiliity Sr Lien RB Series 2017A (LIQ: CITIBANK NA)	a	0.93%		07/07/17	3,750,000	3,750,000
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	a	0.95%		07/07/17	6,200,000	6,200,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,025,000	3,025,000
Public Utility Sub Lien Refunding RB Series 2008A (ESCROW) (LIQ: CITIBANK NA)	a	0.94%		07/07/17	9,360,000	9,360,000
						47,420,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Florida 2.9%
Clearwater
Water & Sewer Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.06%	07/06/17	08/31/17	2,000,000	2,000,000
Florida
Public Education Capital Outlay Bonds Series 2016G (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	2,500,000	2,500,000
Florida Dept of Transportation
Turnpike Refunding RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	7,540,000	7,540,000
Florida Housing Finance Agency
M/F Housing RB (Woodlands Apts) Series 1985S (LOC: NORTHERN TRUST COMPANY (THE))		1.01%		07/07/17	4,250,000	4,250,000
Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: FEDERAL HOME LOAN BANKS)		0.98%		07/07/17	6,040,000	6,040,000
M/F Mortgage Refunding RB Bonds (Lighthouse Bay Apts) Series 2002N1 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.99%		07/07/17	7,750,000	7,750,000
JEA
Electric System Sub RB Series 2013C (LIQ: CITIBANK NA)	a	0.94%		07/07/17	8,565,000	8,565,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.95%		07/07/17	14,700,000	14,700,000
Palm Beach Cnty
RB (Palm Beach Cnty Hospice) Series 2001 (LOC: NORTHERN TRUST COMPANY (THE))		0.93%		07/07/17	8,000,000	8,000,000
Palm Beach Cnty Solid Waste Auth
RB Series 2009 (ESCROW) (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	4,550,000	4,550,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)		0.93%		07/07/17	5,230,000	5,230,000
South Miami Health Facilities Auth
Hospital RB (Baptist Health Sout Florida) Series 2007 (LIQ: DEUTSCHE BANK AG)	a	0.99%		07/07/17	6,000,000	6,000,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: CREDIT SUISSE AG)	a	0.94%		07/07/17	5,375,000	5,375,000
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,000,000	4,000,000
						86,500,000
Georgia 3.4%
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	13,870,000	13,870,000
Fulton Cnty
GO Library Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	3,015,000	3,015,000
Fulton Cnty Development Auth
RB (Children's Healthcare of Atlanta) Series 2008 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.93%		07/07/17	19,000,000	19,000,000
Macon Water Auth
Water & Sewer RB Series 2012		0.94%		07/07/17	6,000,000	6,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Main St Natural Gas
RB Series 2010A1 (LOC: ROYAL BANK OF CANADA)		1.01%	07/06/17	10/02/17	46,440,000	46,440,000
RB Series 2010A2 (LOC: ROYAL BANK OF CANADA)		1.01%	07/06/17	10/02/17	14,340,000	14,340,000
						102,665,000
Hawaii 0.2%
Hawaii
GO Bonds Series 2016FG (LIQ: ROYAL BANK OF CANADA)	a	0.95%		07/07/17	3,900,000	3,900,000
Honolulu
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	3,505,000	3,505,000
						7,405,000
Illinois 6.3%
Bartlett Special Service Area #1
ULT GO Bonds Series 2004 (LOC: FIFTH THIRD BANK (OHIO))		0.98%		07/07/17	6,475,000	6,475,000
Bloomington
GO Bonds Series 2004 (LIQ: JPMORGAN CHASE BANK NA)		1.12%		07/07/17	7,200,000	7,200,000
Bloomington-Normal Airport Auth
GO Bonds Series 2012 (LOC: NORTHERN TRUST COMPANY (THE))		1.12%		07/07/17	7,925,000	7,925,000
Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.93%		07/07/17	3,015,000	3,015,000
Illinois Finance Auth
RB (Advocate Health) Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,250,000	2,250,000
RB (Chicago Zoological Society-Brookfield Zoo) Series 1995 (LOC: NORTHERN TRUST COMPANY (THE))		0.93%		07/07/17	4,365,000	4,365,000
RB (Kohl Children's Museum) Series 2004 (LOC: NORTHERN TRUST COMPANY (THE))		0.93%		07/07/17	1,475,000	1,475,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))		0.93%		07/07/17	3,500,000	3,500,000
RB (Perspectives Charter School) Series 2003 (LOC: BMO HARRIS BANK NA)		1.00%		07/07/17	3,900,000	3,900,000
RB (St Ignatius College Prep) Series 1994 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.93%		07/07/17	10,800,000	10,800,000
RB (Univ of Chicago Medical Center) Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		07/07/17	8,625,000	8,625,000
RB (Univ of Chicago) Series 2008B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	8,875,000	8,875,000
RB (Univ of Chicago) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	940,000	940,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	12,400,000	12,400,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,000,000	2,000,000
Student Housing RB (IIT State Street Corp) Series 2002A (LOC: BMO HARRIS BANK NA)		0.93%		07/07/17	9,030,000	9,030,000
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.07%		07/07/17	8,605,000	8,605,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	a	1.01%		07/07/17	6,665,000	6,665,000
GO Bonds Series 2003A (LIQ: TORONTO-DOMINION BANK/THE)	a	1.00%		07/07/17	8,000,000	8,000,000
GO Refunding Bonds Series 1999 (LIQ: CITIBANK NA)	a	0.96%		07/07/17	9,900,000	9,900,000
Illinois Toll Highway Auth
Sr Priority RB Series 2007A1A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.95%		07/07/17	5,000,000	5,000,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	1,215,000	1,215,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		07/07/17	6,185,000	6,185,000
Sr RB Series 2014B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		07/07/17	8,000,000	8,000,000
Sr RB Series 2014C (LIQ: CITIBANK NA)	a	0.94%		07/07/17	8,300,000	8,300,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	a	0.96%		07/07/17	4,165,000	4,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.95%		07/07/17	10,000,000	10,000,000
Sr RB Series 2015B (LIQ: CITIBANK NA)	a	0.94%		07/07/17	2,280,000	2,280,000
Sr RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.96%		07/07/17	3,100,000	3,100,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a	1.01%		07/07/17	7,000,000	7,000,000
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	a	0.98%		07/07/17	4,660,000	4,660,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	a	1.01%		07/07/17	3,045,000	3,045,000
						188,895,000
Indiana 1.6%
Dearborn Cnty
Economic Development RB (Dearborn Cnty Hospital) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))		1.01%		07/07/17	1,920,000	1,920,000
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)		0.96%		07/07/17	28,500,000	28,500,000
Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	7,500,000	7,500,000
Refunding RB (Trinity Health) Series 2009A & 2010B (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		07/07/17	7,055,000	7,055,000
Indiana Health & Educational Facility Financing Auth
Health System Refunding RB (Sisters of St. Francis Health) Series 2006E (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	1.06%		07/07/17	4,925,000	4,925,000
						49,900,000
Iowa 2.4%
Iowa
Special Obligation Bonds Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.99%		07/07/17	3,000,000	3,000,000
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009A		0.93%		07/07/17	14,600,000	14,600,000
Midwestern Disaster Area RB (Cargill) Series 2009B		0.94%		07/07/17	15,259,000	15,259,000
Midwestern Disaster Area RB (Cargill) Series 2011A		0.93%		07/07/17	3,000,000	3,000,000
Midwestern Disaster Area RB (Cargill) Series 2012A		0.94%		07/07/17	16,900,000	16,900,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)		0.93%		07/07/17	10,000,000	10,000,000
Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US BANK NATIONAL ASSOCIATION)		0.93%		07/07/17	11,200,000	11,200,000
						73,959,000
Kansas 1.5%
Burlington
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007A (LOC: MIZUHO BANK LTD)		0.97%		07/07/17	13,500,000	13,500,000
Kansas Department of Transportation
Highway RB Series 2015B (LIQ: CITIBANK NA)	a	0.94%		07/07/17	4,800,000	4,800,000
Kansas Development Finance Auth
Hospital RB (Adventist Health/Sunbelt) Series 2009C (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	9,000,000	9,000,000
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2012A (LIQ: BARCLAYS BANK PLC)	a	0.94%		07/07/17	9,065,000	9,065,000
M/F Housing Refunding RB (Chesapeake Apts) Series 2000M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.99%		07/07/17	10,000,000	10,000,000
						46,365,000
Louisiana 1.3%
Ascension Parish IDB
RB (BASF SE) Series 2009	c	0.98%		07/07/17	15,000,000	15,000,000
Louisiana
GO Bonds Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	9,000,000	9,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)		0.93%		07/07/17	5,040,000	5,040,000
Shreveport Home Mortgage Auth
M/F Housing Refunding RB (Summer Pointe) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		07/07/17	3,390,000	3,390,000
St Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)		0.93%		07/07/17	3,170,000	3,170,000
RB (Main St Holdings) Series 2006A (LOC: FEDERAL HOME LOAN BANKS)		0.93%		07/07/17	4,870,000	4,870,000
						40,470,000
Maryland 0.8%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	3,705,000	3,705,000
RB (Cross Creek Apts) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.94%		07/07/17	4,165,000	4,165,000
Howard Cnty
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		07/07/17	7,850,000	7,850,000
Maryland Health & Higher Educational Facilities Auth
Pooled Program RB Series 1994D (LOC: BANK OF AMERICA NA)		0.98%		07/07/17	1,720,000	1,720,000
Montgomery Cnty
RB (Trinity Health) Series 2016MD (LIQ: BARCLAYS BANK PLC)	a	0.94%		07/07/17	3,750,000	3,750,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.06%	07/06/17	09/14/17	1,700,000	1,700,000
						22,890,000
Massachusetts 2.0%
Massachusetts
GO Bonds Series 2007C (ESCROW) (LIQ: SOCIETE GENERALE SA)	a	0.95%		07/07/17	10,000,000	10,000,000
GO Bonds Series 2016I (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	3,335,000	3,335,000
GO Refunding Bonds Series 2004A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,000,000	2,000,000
GO Refunding Bonds Series 2015C (LOC: JPMORGAN CHASE BANK NA)	a	1.00%		07/03/17	1,690,000	1,690,000
Massachusetts Development Finance Agency
RB (Partners Healthcare) Series 2014M5		1.46%	07/06/17	01/30/18	1,335,000	1,335,518
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	875,000	875,000
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series P2 (LIQ: JPMORGAN CHASE BANK NA)		0.90%		07/07/17	11,050,000	11,050,000
Massachusetts HFA
Housing Bonds Series 2016I (LIQ: BARCLAYS BANK PLC)	a	0.95%		07/07/17	5,000,000	5,000,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: CITIBANK NA)	a	0.93%		07/07/17	2,300,000	2,300,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,240,000	2,240,000
Sr Dedicated Sales Tax Refunding RB Series 2016C (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	5,410,000	5,410,000
Partners Healthcare System
RB Series 2007G6 (LIQ: BARCLAYS BANK PLC)	a	0.86%		07/03/17	5,000,000	5,000,000
Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: CITIBANK NA)	a	0.93%		07/07/17	5,840,000	5,840,000
RB Sr Series 2014-1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	1,300,000	1,300,000
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	4,050,000	4,050,000
						61,425,518
Michigan 3.6%
Detroit
Sewer Disposal System 2nd Lien RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.95%		07/07/17	5,000,000	5,000,000
Sewer Disposal System 2nd Lien RB Series 2006A&B (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.95%		07/07/17	18,150,000	18,150,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	a	0.93%		07/07/17	28,495,000	28,495,000
Hospital RB (McLaren Health Care) Series 2016 (LOC: JPMORGAN CHASE BANK NA)	a	1.00%		07/03/17	8,000,000	8,000,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	a	0.94%		07/07/17	4,210,000	4,210,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	1,665,000	1,665,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	a	0.94%		07/07/17	5,110,000	5,110,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: CITIBANK NA)	a	0.94%		07/07/17	3,750,000	3,750,000
RB (Univ of Detroit Mercy) Series 2011 (LOC: COMERICA BANK)		1.02%		07/07/17	3,010,000	3,010,000
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F6 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,450,000	4,450,000
Michigan State Univ
General RB Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		07/07/17	5,000,000	5,000,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.99%		07/07/17	14,200,000	14,200,000
Univ of Michigan
General RB Series 2015 (LIQ: CITIBANK NA)	a	0.94%		07/07/17	2,700,000	2,700,000
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	6,185,000	6,185,000
						109,925,000
Minnesota 0.8%
Crystal
M/F Housing Refunding RB (Calibre Chase) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.98%		07/07/17	1,910,000	1,910,000
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)		0.93%		07/07/17	4,165,000	4,165,000
St. Louis Park
M/F Housing Refunding RB (Knollwood Place Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.99%		07/07/17	12,300,000	12,300,000
M/F Housing Refunding RB (Parkshore Sr Campus) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.99%		07/07/17	5,865,000	5,865,000
						24,240,000
Mississippi 0.4%
Mississippi Business Finance Corp
IDRB (Chevron) Series 2007E		1.00%		07/03/17	1,265,000	1,265,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (LIQ: CREDIT SUISSE AG)	a	0.94%		07/07/17	10,000,000	10,000,000
						11,265,000
Missouri 1.9%
Kansas City IDA
M/F Housing Refunding RB (Ethan Apts) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)		0.95%		07/07/17	10,060,000	10,060,000
Metropolitan St Louis Sewer District
Wastewater System Refunding RB Series 2015B (LIQ: CITIBANK NA)	a	0.94%		07/07/17	2,670,000	2,670,000
Wastewater System Refunding RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	1,665,000	1,665,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.93%		07/07/17	28,995,000	28,995,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Kansas City SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	9,995,000	9,995,000
St Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)		1.03%		07/07/17	3,160,000	3,160,000
						56,545,000
Nebraska 1.2%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US BANK NATIONAL ASSOCIATION)		0.95%		07/07/17	21,000,000	21,000,000
Douglas Cnty SD #1
GO Bonds Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.06%	07/06/17	09/28/17	7,580,000	7,580,000
Washington Cnty
IDRB (Cargill) Series 2010		0.94%		07/07/17	8,480,000	8,480,000
						37,060,000
Nevada 0.4%
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/07/17	7,440,000	7,440,000
LT GO Water Refunding Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	2,165,000	2,165,000
Nevada
Highway Improvement RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.18%	07/06/17	08/31/17	2,050,000	2,050,000
						11,655,000
New Jersey 0.9%
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: CREDIT SUISSE AG)	a	0.94%		07/07/17	3,500,000	3,500,000
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/07/17	14,055,000	14,055,000
New Jersey Transportation Trust Fund Auth
Transportation System RB Series 2006A & 2009A (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/07/17	10,000,000	10,000,000
						27,555,000
New York 8.3%
Columbia
Waterworks & Sewer Refunding RB Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	5,620,000	5,620,000
New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: BANK OF AMERICA NA)	a	0.97%		07/07/17	4,000,000	4,000,000
GO Bonds Fiscal 2009 Series I1 (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	8,250,000	8,250,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,000,000	2,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series CC (LIQ: CITIBANK NA)	a	0.94%		07/07/17	5,700,000	5,700,000
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series GG2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	500,000	500,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	3,750,000	3,750,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: BARCLAYS BANK PLC)	a	0.94%		07/07/17	1,240,000	1,240,000
Water & Sewer System RB Fiscal 2008 Series DD (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	7,850,000	7,850,000
Water & Sewer System RB Fiscal 2012 Series AA (LIQ: CITIBANK NA)	a	0.94%		07/07/17	7,000,000	7,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2008 Series S1 (LIQ: CITIBANK NA)	a	0.94%		07/07/17	4,000,000	4,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	1,250,000	1,250,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,000,000	4,000,000
Future Tax Secured Sub RB Fiscal 2015 Series B1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	9,920,000	9,920,000
New York Liberty Development Corp
Liberty RB Series 1WTC 2011 (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		07/07/17	24,185,000	24,185,000
New York State Dormitory Auth
RB (Columbia Univ) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	3,880,000	3,880,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	6,000,000	6,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,110,000	2,110,000
State Personal Income Tax RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,000,000	4,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,750,000	3,750,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	750,000	750,000
State Personal Income Tax RB Series 2016A (LIQ: CITIBANK NA)	a	0.92%		07/07/17	3,860,000	3,860,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a	0.93%		07/07/17	9,000,000	9,000,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2012D (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	4,000,000	4,000,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	600,000	600,000
New York State HFA
Housing RB (10 Barclay St) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		07/07/17	12,155,000	12,155,000
New York State Power Auth
RB Series 2007A (LIQ: CITIBANK NA)	a	0.94%		07/07/17	6,835,000	6,835,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Thruway Auth
State Personal Income Tax RB Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	7,000,000	7,000,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	5,000	5,000
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	4,465,000	4,465,000
State Personal Income Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	9,000,000	9,000,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a	0.99%		07/07/17	19,000,000	19,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a	0.99%		07/07/17	43,300,000	43,300,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		1.01%		07/07/17	4,825,000	4,825,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,500,000	4,500,000
Triborough Bridge & Tunnel Auth
General RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	1,000,000	1,000,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,335,000	3,335,000
Restructuring Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	3,000,000	3,000,000
						249,635,000
North Carolina 0.9%
Forsyth Cnty
GO Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	4,115,000	4,115,000
North Carolina
Limited Obligation Refunding Bonds Series 2014C (LIQ: CITIBANK NA)	a	0.94%		07/07/17	1,800,000	1,800,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	5,585,500	5,585,500
North Carolina Medical Care Commission
Health Care Facilities RB (Deerfield Episcopal Retirement Community) Series 2008B (LOC: BRANCH BANKING AND TRUST COMPANY)		0.94%		07/07/17	9,000,000	9,000,000
Raleigh
Combined Enterprise System Refunding RB 2016A&B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	8,230,000	8,230,000
						28,730,500
North Dakota 0.9%
Fargo
GO Refunding Bonds Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.08%	07/06/17	07/20/17	12,245,000	12,245,000
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)		0.93%		07/07/17	7,000,000	7,000,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)		0.93%		07/07/17	8,140,000	8,140,000
						27,385,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ohio 1.3%
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	2,000,000	2,000,000
RB (Presbyterian Retirement Services) Series 2005B (LOC: COMERICA BANK)		0.94%		07/07/17	4,350,000	4,350,000
Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		07/07/17	4,375,000	4,375,000
Ohio
Hospital RB (Cleveland Clinic) Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	1,000,000	1,000,000
Ohio Higher Educational Facility Commission
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/07/17	5,000,000	5,000,000
Ohio Water Development Auth
Water Pollution Control Loan Fund RB Series 2016A (LIQ: BMO HARRIS BANK NA)		0.96%		07/07/17	23,705,000	23,705,000
						40,430,000
Oklahoma 0.2%
Tulsa
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	5,000,000	5,000,000
Oregon 0.5%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: COBANK ACB)		0.93%		07/07/17	3,000,000	3,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)		0.94%		07/07/17	5,210,000	5,210,000
Portland
Water System 1st Lien Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.06%	07/07/17	09/07/17	3,500,000	3,500,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	a	0.94%		07/07/17	3,000,000	3,000,000
						14,710,000
Other Investment 0.7%
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	a	1.02%		07/07/17	21,900,000	21,900,000
Pennsylvania 2.0%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		07/07/17	10,845,000	10,845,000
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F (LIQ: JPMORGAN CHASE BANK NA)	a	1.00%		07/03/17	8,375,000	8,375,000
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: BANK OF AMERICA NA)		0.96%		07/07/17	3,200,000	3,200,000

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		07/07/17	5,000,000	5,000,000
Geisinger Auth
RB (Geisinger Health) Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	1,670,000	1,670,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		07/07/17	4,220,000	4,220,000
Pennsylvania
GO Bonds 1st Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	800,000	800,000
South Central General Auth
RB (Lutheran Social Services) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.99%		07/07/17	2,065,000	2,065,000
Southcentral General Auth
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		07/07/17	8,315,000	8,315,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		07/07/17	4,105,000	4,105,000
Univ of Pittsburgh
Univ Capital Project Bonds Series 2005A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	6,665,000	6,665,000
Univ Capital Project Bonds Series 2009B (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	4,430,000	4,430,000
						59,690,000
South Carolina 0.3%
Charleston
Waterworks & Sewer System RB Series 2015 (LIQ: CITIBANK NA)	a	0.94%		07/07/17	3,000,000	3,000,000
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	a	0.94%		07/07/17	975,000	975,000
South Carolina Jobs Economic Development Auth
Economic Development RB (Pinewood Prep) Series 2008 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.96%		07/07/17	4,255,000	4,255,000
						8,230,000
Tennessee 1.8%
Clarksville Public Building Auth
Pooled Financing RB Series 1995 (LOC: BANK OF AMERICA NA)		0.97%		07/07/17	1,840,000	1,840,000
Loudon IDB
Pollution Control Refunding RB (A.E. Staley Manufacturing) Series 1991 (LOC: CITIBANK NA)		0.93%		07/07/17	800,000	800,000
Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/07/17	12,795,000	12,795,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: BANK OF AMERICA NA)	a	0.97%		07/07/17	1,045,000	1,045,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: BANK OF AMERICA NA)		0.97%		07/07/17	1,185,000	1,185,000

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Rutherford Cnty
RB (Ascension Health) Series 2010C (LIQ: BARCLAYS BANK PLC)	a	0.96%		07/07/17	2,000,000	2,000,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VD1 (LOC: BANK OF AMERICA NA)		0.92%		07/07/17	8,500,000	8,500,000
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)		0.93%		07/07/17	6,595,000	6,595,000
Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare) Series 2004B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.97%		07/07/17	3,895,000	3,895,000
Sullivan Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	15,000,000	15,000,000
						53,655,000
Texas 9.4%
Brazos Harbor IDC
Refunding RB (BASF Corp) Series 2001		0.98%		07/07/17	12,000,000	12,000,000
Conroe ISD
ULT GO & Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	8,000,000	8,000,000
Cypress-Fairbanks ISD
ULT GO & Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	11,040,000	11,040,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: CREDIT SUISSE AG)	a	0.94%		07/07/17	2,500,000	2,500,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	5,000,000	5,000,000
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.96%		07/07/17	5,270,000	5,270,000
Sub Tier Toll RB Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/07/17	12,000,000	12,000,000
Harris Cnty
Toll Road Sr Lien RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	6,850,000	6,850,000
Toll Road Sr Lien RB Series 2009A (LIQ: BANK OF AMERICA NA)	a	0.97%		07/07/17	9,190,000	9,190,000
Harris Cnty Metropolitan Transit Auth
Sales & Use Tax RB Series 2011A (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	9,500,000	9,500,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	a	1.07%		07/07/17	3,000,000	3,000,000
Mesquite ISD
ULT GO Bonds Series 2000 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)		0.93%		07/07/17	2,880,000	2,880,000
North Central Texas Health Facilities Development Corp
RB (Children's Medical Center of Dallas) Series 2009 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	10,000,000	10,000,000
North Texas Municipal Water District
Water System Refunding RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	7,000,000	7,000,000
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Avenue Residential Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.01%		07/07/17	4,085,000	4,085,000

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port Arthur Navigation District IDC
Exempt Facilities RB (TOTAL Petrochemicals USA) Series 2010A		0.96%		07/07/17	3,200,000	3,200,000
Exempt Facilities RB (Total USA) Series 2012A		0.96%		07/07/17	20,000,000	20,000,000
Exempt Facilities RB (Total USA) Series 2012B		0.96%		07/07/17	10,000,000	10,000,000
RB (Total USA) Series 2011		0.96%		07/07/17	30,000,000	30,000,000
RB (Total USA) Series 2012		0.96%		07/07/17	5,400,000	5,400,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2010		0.96%		07/07/17	8,100,000	8,100,000
San Antonio
Electric & Gas Systems RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	5,000,000	5,000,000
Electric & Gas Systems Refunding RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	11,140,000	11,140,000
Water System Jr Lien Refunding & RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	2,165,000	2,165,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	0.94%		07/07/17	13,970,000	13,970,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2007B (LIQ: BANK OF AMERICA NA)	a	0.98%		07/07/17	5,625,000	5,625,000
Texas
GO Bonds Series 2016 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	0.92%		07/07/17	34,145,000	34,145,000
GO Bonds Series 2016 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.92%		07/07/17	9,000,000	9,000,000
Texas A&M Univ
Financing System RB Series 2010B (LIQ: BARCLAYS BANK PLC)	a	0.95%		07/07/17	1,500,000	1,500,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.00%		07/07/17	4,880,000	4,880,000
Texas Transportation Commission
GO Bonds Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	2,635,000	2,635,000
Univ of Texas
Revenue Financing System Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,050,000	3,050,000
Revenue Financing System Bonds Series 2016F (LIQ: TORONTO-DOMINION BANK/THE)	a	0.96%		07/07/17	5,625,000	5,625,000
						283,750,000
Utah 0.9%
Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.96%		07/07/17	15,625,000	15,625,000
Utah Transit Auth
Sales Tax RB Series 2008A (ESCROW) (LIQ: CITIBANK NA)	a	0.94%		07/07/17	7,230,000	7,230,000
Sales Tax Refunding RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	3,370,000	3,370,000
						26,225,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Virginia 0.6%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2005C1 (LOC: NORTHERN TRUST COMPANY (THE))		0.94%		07/07/17	4,305,000	4,305,000
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	a	0.94%		07/07/17	3,900,000	3,900,000
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: CREDIT SUISSE AG)	a	0.94%		07/07/17	3,330,000	3,330,000
Fairfax Cnty Water Auth
Water Refunding RB Series 2017 (LIQ: CITIBANK NA)	a	0.94%		07/07/17	2,000,000	2,000,000
Loudoun Cnty
GO Public Improvement Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	2,000,000	2,000,000
Univ of Virginia
General Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,375,000	3,375,000
						18,910,000
Washington 2.2%
Central Puget Sound Regional Transit Auth
Sales Tax & Motor Vehicle Excise Tax Bonds Series 2016S1 (LIQ: CITIBANK NA)	a	0.94%		07/07/17	2,665,000	2,665,000
Sales Tax & Refunding RB Series 2015S1 (LIQ: CITIBANK NA)	a	0.94%		07/07/17	2,885,000	2,885,000
Highline SD #401
ULT GO Bonds Series 2017 (GTY: STATE OF WASHINGTON) (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.07%	07/06/17	07/27/17	2,995,000	2,995,000
King Cnty
LT GO Bonds Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.96%		07/07/17	2,500,000	2,500,000
Sewer RB Series 2009 (LIQ: BARCLAYS BANK PLC)	a	0.96%		07/07/17	2,500,000	2,500,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: HSBC BANK USA NA)		0.96%		07/07/17	3,640,000	3,640,000
Seattle
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.07%	07/06/17	07/27/17	4,000,000	4,000,000
Snohomish Cnty Public Utility District #1
Generation System RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	6,670,000	6,670,000
Tacoma SD #10
ULT & GO Refunding Bonds Series 2015 (GTY: STATE OF WASHINGTON) (LIQ: CITIBANK NA)	a	0.94%		07/07/17	2,650,000	2,650,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	175,000	175,000
GO Bonds Series 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	3,750,000	3,750,000
GO Bonds Series 2016A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	5,500,000	5,500,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	a	0.94%		07/07/17	2,000,000	2,000,000
GO Refunding Bonds Series R2010B (LIQ: BANK OF AMERICA NA)	a	1.02%		07/07/17	7,000,000	7,000,000
Washington Health Care Facilities Auth
RB (Multicare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	5,000,000	5,000,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,435,000	3,435,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	1,000,000	1,000,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a	0.95%		07/07/17	8,665,000	8,665,000
						67,030,000
West Virginia 1.9%
Cabell Cnty
University Facilities RB (Provident Group) Series 2010A (LOC: BANK OF AMERICA NA)		0.96%		07/07/17	17,210,000	17,210,000
Jackson County Commission
IDRB (Armstrong World Industries) Series 2010 (LOC: BANK OF NOVA SCOTIA)	c	0.95%		07/07/17	35,000,000	35,000,000
West Virginia HFA
RB (Pallottine Health) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))		0.98%		07/07/17	6,660,000	6,660,000
						58,870,000
Wisconsin 1.4%
Wisconsin
Appropriation Bonds Series 2009A (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	12,500,000	12,500,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	a	0.94%		07/07/17	3,000,000	3,000,000
RB (Ascension Sr Credit Group) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	3,000,000	3,000,000
RB (Children's Hospital of WI) Series 2008B (LIQ: BARCLAYS BANK PLC)	a	0.96%		07/07/17	2,940,000	2,940,000
RB (Froedtert & Community Health) Series 2009C (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	4,565,000	4,565,000
RB (Froedtert & Community Health) Series 2009C (LIQ: ROYAL BANK OF CANADA)	a	0.96%		07/07/17	5,000,000	5,000,000
RB (Froedtert Health) Series 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	6,665,000	6,665,000
RB (Mequon Jewish Campus) Series 2003 (LOC: JPMORGAN CHASE BANK NA)		0.93%		07/07/17	3,105,000	3,105,000
RB (Univ of Wisconsin Medical Fdn) Series 2000 (LOC: JPMORGAN CHASE BANK NA)		0.95%		07/07/17	1,850,000	1,850,000
						42,625,000
Total Variable-Rate Municipal Securities
(Cost $2,390,505,018)						2,390,505,018

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $3,048,634,138.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,356,430,500 or 44.9% of net assets.
b	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At June 30, 2017, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at cost and value (Note 2a)		$3,048,634,138
Cash		116,979
Receivables:
Investments sold		7,481,187
Interest		5,676,396
Fund shares sold		4,290,074
Prepaid expenses	+	79,016
Total assets		3,066,277,790
Liabilities
Payables:
Investments bought		29,045,545
Investments bought — Delayed delivery		14,471,028
Investment adviser and administrator fees		834,630
Shareholder service fees		78,071
Fund shares redeemed		1,006,575
Distributions to shareholders		411,229
Accrued expenses	+	142,226
Total liabilities		45,989,304
Net Assets
Total assets		3,066,277,790
Total liabilities	–	45,989,304
Net assets		$3,020,288,486
Net Assets by Source
Capital received from investors		3,020,407,368
Net realized capital losses		(118,882)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$2,417,683,622		2,416,379,373		$1.00
Value Advantage Shares	$602,604,864		602,283,073		$1.00

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Interest		$13,104,021
Expenses
Investment adviser and administrator fees		5,298,250
Shareholder service fees:
Sweep Shares		4,683,272
Value Advantage Shares		596,498
Portfolio accounting fees		78,806
Registration fees		57,298
Custodian fees		29,947
Professional fees		21,076
Independent trustees' fees		19,786
Shareholder reports		15,005
Transfer agent fees		14,097
Interest expense		1,500
Other expenses	+	27,042
Total expenses		10,842,577
Expense reduction by CSIM and its affiliates	–	1,405,345
Net expenses	–	9,437,232
Net investment income		3,666,789
Realized Gains (Losses)
Net realized gains on investments		225,611
Increase in net assets resulting from operations		$3,892,400

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$3,666,789	$1,843,634
Net realized gains (losses)	+	225,611	(344,493)
Increase in net assets from operations		3,892,400	1,499,141
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(2,649,714)	(1,334,936)
Value Advantage Shares	+	(1,017,075)	(508,698)
Total distributions from net investment income		(3,666,789)	(1,843,634)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		3,192,496,147	8,355,433,228
Value Advantage Shares	+	354,066,750	379,728,018
Total shares sold		3,546,562,897	8,735,161,246
Shares Reinvested
Sweep Shares		2,345,844	1,306,631
Value Advantage Shares	+	694,206	405,483
Total shares reinvested		3,040,050	1,712,114
Shares Redeemed
Sweep Shares		(3,681,980,388)	(9,182,507,402)
Value Advantage Shares	+	(271,619,081)	(263,906,141)
Total shares redeemed		(3,953,599,469)	(9,446,413,543)
Net transactions in fund shares		(403,996,522)	(709,540,183)
Net Assets
Beginning of period		3,424,059,397	4,133,944,073
Total decrease	+	(403,770,911)	(709,884,676)
End of period		$3,020,288,486	$3,424,059,397
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Variable Share Price Money Fund™
Schwab Government Money Fund™	Schwab Retirement Government Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Municipal Money Fund
Schwab Treasury Obligations Money Fund™	Schwab AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New York Municipal Money Fund™
Schwab Cash Reserves™	Schwab New Jersey Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Pennsylvania Municipal Money Fund™
Schwab Investor Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Municipal Money Fund offers four share classes: Sweep Shares, Value Advantage Shares, Select Shares and Premier Shares. Schwab AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds' Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to greater than 10% of investments in securities in each fund.
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	80%	79%
% of investments in securities with credit enhancements or liquidity enhancements greater than 10% from a single institution	-	11% (JPMorgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

4. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed-rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. A fund's investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the federal alternative minimum tax (AMT) could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2017, the aggregate advisory fees paid to CSIM by the Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund were 0.32% and 0.33%, respectively, as a percentage of each fund's average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables the Sweep Shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep Shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the funds' shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares	0.25%	0.10%
Value Advantage Shares	0.22%	n/a
Select Shares	0.22%	n/a
Premier Shares	0.22%	n/a
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Sweep Shares*	0.62%	0.62%
Value Advantage Shares*	0.45%	0.45%
Select Shares**	0.35%	n/a
Premier Shares**	0.24%	n/a
*	CSIM and its affiliates have agreed to limit this share class's expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.
**	Select Shares and Premier Shares are only offered by Schwab Municipal Money Fund. CSIM and its affiliates have agreed to limit each share class's expenses as described above through April 29, 2019.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
In addition, effective January 1, 2017 through December 31, 2017, CSIM and its affiliates agreed to waive an additional amount of the Schwab Municipal Money Fund's Select Shares, Value Advantage Shares and Sweep Shares expenses and the Schwab AMT Tax-Free Fund's Value Advantage Shares and Sweep Shares expenses equal to 0.005% of each fund's or share class's average daily net assets.
During the period ended June 30, 2017, the funds waived the following amounts in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab Municipal Money Fund	$9,171,740	$9,171,740
Schwab AMT Tax-Free Money Fund	1,405,345	1,405,345
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. There were no voluntary waivers or reimbursements to the funds during the period ending June 30, 2017.
Interfund Transactions
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2017, each fund’s total aggregate security transactions with other Schwab funds as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Municipal Money Fund	$67,469,119	$—
Schwab AMT Tax-Free Money Fund	7,190,375	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
No expiration	$964,943	$344,493
Total	$964,943	$344,493
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the funds did not incur any interest or penalties.

9. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including the Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (each a Fund and together, the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 19, 2017, and June 6, 2017, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 7, 2017. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
in the context of their review of Fund expenses and adviser profitability, as discussed in more detail below, and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses and methodology. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for non-taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/schwabfunds_prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
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Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

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MFR25720-15
00196500

Semiannual Report  |  June 30, 2017
Schwab California Municipal Money Fund™

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
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Schwab California Municipal Money Fund  |  Semiannual Report

Schwab California Municipal Money Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
The past few years have been an eventful period for the money market fund industry, with Money Market Fund Reform changing the way in which many money market funds are managed. New regulations have resulted in certain money market funds moving from a stable net asset value (NAV) to one that “floats,” or changes along with the underlying value of securities in the fund’s portfolio.1 Investor eligibility requirements on certain types of money market funds also changed as a result of new regulations. Then there’s the Federal Reserve (Fed), which pivoted from maintaining historically low short-term interest rates since the financial crisis to raising the federal funds rate three times over the last 18 months, pushing money market fund yields higher.
Tax-exempt municipal money market funds have not been immune to these pressures. Many such funds have been forced to close due to significant institutional investor outflows ahead of the regulatory changes last year, along with specific security supply dynamics in certain states. However, the outlook has improved noticeably in recent months. Tax-exempt municipal money market fund assets under management have stabilized this year, and the Fed’s rate increases have pushed yields higher. In addition, credit quality has generally remained strong, supported by an economy that continues to grow, albeit modestly.
Last year’s Money Market Fund Reform implementation was a major undertaking here at Charles Schwab Investment Management, requiring a lot of preparation to ensure a successful implementation. But being prepared is nothing new for us. On a regular basis, we examine the potential effects of market developments on the Schwab Money Funds. This includes stress testing the funds for factors such as decreases or increases in interest rates, widening of spreads, downgrades and defaults of issuers, and cash flow and shareholder activity.
Money market funds are a very important asset class for us, and our lineup of tax-exempt municipal money funds will continue to utilize the same disciplined and dynamic investment process that has made us one of the nation’s largest money market fund providers.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab California Municipal Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Tax-exempt municipal money market fund assets under management have stabilized this year, and the Fed’s rate increases have pushed yields higher.”
[1]	All of the Schwab Municipal Money Funds are stable NAV funds.
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Schwab California Municipal Money Fund  |  Semiannual Report

Schwab California Municipal Money Fund
The Investment Environment

Over the six-month reporting period ended June 30, 2017, yields on municipal money market funds (muni funds) generally rose. Two short-term interest rate increases by the Federal Reserve (Fed) and the residual effects of last year’s Money Market Fund Reform implementation combined to place upward pressure on short-term yields, while longer-term yields generally fell. For much of the reporting period, non-traditional buyers, such as taxable money market funds, continued to participate in the municipal securities market as yields on tax-exempt securities remained competitive with taxable alternatives. As the reporting period continued and the yield curve flattened, however, these buyers transitioned out of the municipal securities market while other buyers, such as municipal bond funds and separately managed accounts (SMAs), moved into the municipal securities market from the longer end of the yield curve. Meanwhile, the overall municipal money market continued to stabilize after the significant fund outflows in 2016 that resulted from Money Market Fund Reform regulations.
U.S. monetary policy remained relatively accommodative over the reporting period, though the Fed took several tightening steps toward a more normalized policy environment. Toward the end of February, New York Federal Reserve President William Dudley suggested that the Fed might raise short-term interest rates in March. Markets were not expecting a March rate hike, and short-term rates rose sharply as a result. At its March meeting, the Fed followed through with recent expectations and raised the federal funds target rate to a range of 0.75% to 1.00%, with expectations for two additional increases in 2017. The Fed raised rates again in June by another 25 basis points, signaling continued confidence in the global economy as well as in future inflation. This move was better telegraphed, resulting in a more gradual upward movement in short-term yields.
After the June meeting, the Fed also announced plans to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. Since the 2013 “taper tantrum,” when fear of the Fed’s decision to scale back quantitative easing sent U.S. Treasury yields up sharply, Fed officials have been careful to communicate their future monetary policy plans to avoid drastic investor moves and allow markets time to gradually adjust. While no exact timeline was given for this unwinding, minutes from the June meeting indicated several Fed officials wanted to begin later in 2017 and complete the process over several years.
Over the reporting period, the Securities Industry and Financial Markets Association Municipal Swap Index (SIFMA Index), a key barometer of short-term municipal rates, ranged between approximately 0.62% and 0.92%. Early in the year, the SIFMA Index was slightly lower but generally in line with 1-Week London interbank offered rate (LIBOR), a benchmark for short-term interest rates. In March, however, the spread between the two measures began to widen, causing inventories of municipal securities to build. The SIFMA Index rose as a result, attracting taxable buyers into this traditionally tax-exempt space. As inventories leveled off, the SIFMA Index and 1-Week LIBOR moved generally back in line with one another. This same pattern played out once more over the reporting period, with the spread between the SIFMA Index and 1-Week LIBOR ending the first half of 2017 at approximately 0.28%.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs or expenses, and you cannot invest in them directly.
Management views may have changed since the report date.
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Schwab California Municipal Money Fund  |  Semiannual Report

Schwab California Municipal Money Fund
State Investment Environment

Despite lower than projected revenue collection in fiscal 2017, California’s financial position remains strong due to its disciplined spending. The state’s good fiscal management has enabled it to boost its rainy day fund to a sound level.
California’s budget for fiscal 2017 (7/1/16-6/30/17) was designed to position the state for the next economic recession, with much of the projected growth in general fund revenues set aside for reserves and one-time spending, along with increased funding for K-12 and community college education. That budget anticipated that the state would end the year with $9.4 billion of reserves, including a $3.3 billion addition to the rainy day fund. However, state general fund revenues through June 2017 fell short of that original forecast by about $2.7 billion, or 2.2%, due to weaker performance across all major revenues. Personal income tax collections were 1.2% below estimates, while sales and use taxes were down 4.0% and corporation taxes were 8.1% below the forecast. The shortfall reduces the year-end general fund balance to about $1.6 billion, but the state still added more than $3 billion to its rainy day fund, boosting total reserves to $6.7 billion, which is equal to 5.5% of annual spending.
The Legislature passed the budget on time, and Governor Brown signed it on June 27, 2017, marking another successful budget cycle. The budget reflects the Governor’s cautious fiscal management but also includes some additional spending that was not in his most recent budget proposal. The general fund spending plan totals $125 billion, up from $123 billion in fiscal 2017. The budget boosts spending on K-12 and community college education by $3.1 billion (for a total of $74.5 billion) and for the University of California and California State University by $143.7 million. The budget restores some Medi-Cal benefits cut during the Great Recession that increase costs by $73 million and expands eligibility for the state’s Earned Income Tax credit. The state predicts that more than one million households could claim this credit, up from fewer than 400,000 in 2015. The state projects ending fiscal 2018 with about $9.9 billion of reserves, or about 8% of annual spending, including $8.5 billion in the rainy day fund.
As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. California school districts and community college districts receive over 57% of their total funding from the state, but their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. The state projects that statewide assessed property values will have increased 5.9% in fiscal 2017 and will grow 5.3% in fiscal 2018. However, that rate of growth varies significantly by district, with some pockets still below pre-recession levels.
Counties have substantially rebuilt their financial positions from growth in their property tax bases and other revenue streams and that growth has allowed them to restore some services that were cut in response to prior cuts in state aid. The outlook for many of California’s cities has improved, with stronger growth in sales and business taxes. However, both cities and counties continue to face cost pressures especially in the areas of pensions and healthcare benefits. The City of Stockton formally exited bankruptcy protection in February 2015, while the City of San Bernardino emerged from its five-year bankruptcy period in June 2017. Both cities were centers for the last housing market boom and bust.
California is emerging from four consecutive years of drought. While the economic impact of the drought has primarily affected the state’s agricultural sector, which accounts for about 2.1% of the state’s gross domestic product, the state’s largest water agencies have responded through conservation measures, rate adjustments and draws on stored supply.
California’s economy has significantly rebounded from the recent recession and is growing at a moderate pace. The state gained 257,200 jobs from May 2016 to May 2017, a 1.6% increase, but lower than the prior May 2015 to May 2016 increase of 489,000 jobs (3.1% increase). California’s unemployment rate declined to 4.7% in May 2017, down from 5.5% in May 2016. That compares to the national average of 4.3% for May 2017.
With its diversified and recovering economy and finances, California’s credit quality has been on an upward trend after years of managing structural budget imbalances. At the end of the report period, the state’s general obligation ratings were Aa3 from Moody’s Investors Service, AA- from S&P Global Ratings, and AA- from Fitch Ratings, all with stable outlooks.

Nothing in this report represents a recommendation of a security by the investment adviser.
Manager views may have changed since the report date.
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Schwab California Municipal Money Fund  |  Semiannual Report

Schwab California Municipal Money Fund
Fund Management

Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

Chris Nagao, Portfolio Manager, is a member of the team responsible for the day-to-day management of the fund. Previously, he served as an associate portfolio manager with CSIM from 2012-2016. Prior to that, he worked as a senior applications engineer supporting CSIM’s portfolio management team by building analytical tools to assist in managing the funds. Before joining CSIM in 2007, he was lead software developer for Global Real Analytics.
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Schwab California Municipal Money Fund  |  Semiannual Report

Schwab California Municipal Money Fund

The Schwab California Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from California issuers and muni agencies, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus
Market Highlights. Demand for securities typically held by muni money market funds was strong over the six-month reporting period ended June 30, 2017, in part due to the presence of non-traditional buyers. As yields on muni securities remained competitive with the yields on taxable alternatives, non-traditional buyers, such as taxable money market funds, continued to compete for supply in this market early in the reporting period. More recently, however, the muni yield curve flattened and drove more tax-exempt short duration bond funds and separately managed account (SMA) platforms back into the muni money market. This steady rotation back to more typical municipal investors placed additional pressure on muni security yields, and resulted in a more diverse group of buyers across the one to thirteen month range of the muni money market yield curve than had existed previously.
Meanwhile, June’s note season, the time of year when state and local governments issue short-term notes to investors, was uneventful for most muni money market funds. Other buyers, including SMAs and bond funds, saw the relative value in the one year note market (as compared to yields on two and three year notes) and flooded it, pricing out many muni money market funds. This, in combination with two short-term interest rate increases by the Federal Reserve in the first half of 2017, caused many muni money market funds to turn to one to three month commercial paper where other buyers had a smaller presence. As a result, the muni money market yield curve inverted toward the end of the reporting period, with three month commercial paper yielding higher than one year notes.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—started the year at 0.68%, rose to a peak of 0.92% in April, and ended the reporting period at 0.91%.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while generally maintaining a longer weighted average maturity (WAM) than many of the fund’s peers for most of the reporting period. The fund’s WAM varied in a range of 12 to 22 days, due to both a flat muni yield curve and the two short-term interest rate hikes by the Fed. In this environment, the fund’s concentration of fixed-rate securities was in commercial paper in the one to three month maturity range.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	16 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
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Schwab California Municipal Money Fund  |  Semiannual Report

Schwab California Municipal Money Fund
Performance and Fund Facts as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab California Municipal Money Fund
	Sweep Shares	Value Advantage Shares®
Ticker Symbol	SWCXX	SWKXX
Minimum Initial Investment[1]	*	$25,000 [2]
Seven-Day Yield (with waivers)[3]	0.34%	0.49%
Seven-Day Yield (without waivers)[3]	0.24%	0.37%
Seven-Day Effective Yield (with waivers)[3]	0.34%	0.49%
Seven-Day Taxable Equivalent Effective Yield[3,4]	0.68%	0.99%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%, and effective California state personal income tax rate of 7.53%. Your tax rate may be different.
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Schwab California Municipal Money Fund  |  Semiannual Report

Schwab California Municipal Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2017 and held through June 30, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/17	Ending Account Value (Net of Expenses) at 6/30/17	Expenses Paid During Period 1/1/17-6/30/17[2]
Schwab California Municipal Money Fund
Sweep Shares
Actual Return	0.60%	$1,000.00	$1,001.00	$2.98
Hypothetical 5% Return	0.60%	$1,000.00	$1,021.82	$3.01
Value Advantage Shares
Actual Return	0.45%	$1,000.00	$1,001.70	$2.23
Hypothetical 5% Return	0.45%	$1,000.00	$1,022.57	$2.26

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab California Municipal Money Fund  |  Semiannual Report

Schwab California Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.10% [3]	0.04%	0.03%	0.01%	0.01%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.60% [4]	0.40% [5]	0.07% [5]	0.08% [5]	0.13% [5]	0.19% [5]
Gross operating expenses	0.69% [4]	0.68%	0.69%	0.69%	0.69%	0.69%
Net investment income (loss)	0.19% [4]	0.04%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$5,438	$6,028	$6,472	$6,439	$6,081	$6,137

Value Advantage Shares	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.17% [3]	0.12%	0.03%	0.01%	0.01%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.45% [4]	0.33% [5]	0.07% [5]	0.08% [5]	0.13% [5]	0.19% [5]
Gross operating expenses	0.56% [4]	0.55%	0.56%	0.56%	0.56%	0.56%
Net investment income (loss)	0.35% [4]	0.12%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$979	$784	$678	$771	$751	$853
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
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Schwab California Municipal Money Fund  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
27.1%	Fixed-Rate Municipal Securities	1,736,284,813	1,736,284,813
75.4%	Variable-Rate Municipal Securities	4,840,551,891	4,840,551,891
102.5%	Total Investments	6,576,836,704	6,576,836,704
(2.5%)	Other Assets and Liabilities, Net		(160,245,890)
100.0%	Net Assets		6,416,590,814

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 27.1% of net assets
California 27.1%
Cabrillo CCD
GO Bonds Series 2004B (ESCROW)		5.00%		08/01/17	8,045,000	8,073,825
California
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.94%		07/06/17	36,000,000	36,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.82%		07/07/17	25,000,000	25,000,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.87%		07/11/17	10,400,000	10,400,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.93%		09/06/17	10,000,000	10,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.84%		07/12/17	25,000,000	25,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)	c	0.87%		08/01/17	61,490,000	61,490,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.88%		08/09/17	14,195,000	14,195,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.93%		09/06/17	14,190,000	14,190,000
GO CP Series A3 (LOC: MUFG UNION BANK NA)		0.87%		07/06/17	10,000,000	10,000,000
GO CP Series A3 (LOC: MUFG UNION BANK NA)		0.95%		08/02/17	25,000,000	25,000,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		0.87%		08/01/17	25,045,000	25,045,000
GO CP Series A8 (LOC: BANK OF THE WEST)		0.88%		07/07/17	28,000,000	28,000,000
GO Refunding Bonds		4.00%		09/01/17	6,325,000	6,358,001
California Dept of Water Resources
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.84%		07/06/17	6,000,000	6,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.86%		07/06/17	6,000,000	6,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.87%		07/06/17	3,697,000	3,697,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.84%		08/03/17	13,828,000	13,828,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.88%		08/09/17	25,017,000	25,017,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		0.94%		09/12/17	4,884,000	4,884,000
10
Schwab California Municipal Money Fund  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Educational Facilities Auth
RB (Stanford Univ) Series S1-S3		0.90%		08/09/17	40,100,000	40,100,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.94%		09/05/17	15,000,000	15,000,000
RB (Kaiser Permanente) Series 2006E		0.93%		10/10/17	19,000,000	19,000,000
RB (Kaiser Permanente) Series 2006E		0.96%		10/18/17	13,320,000	13,320,000
RB (Providence St. Joseph Health) Series 2013B		5.00%		10/17/17	960,000	970,900
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.97%		07/06/17	31,000,000	31,000,000
RB (Kaiser Permanente) Series 2004E		0.90%		08/09/17	7,600,000	7,600,000
RB (Kaiser Permanente) Series 2004I		0.97%		07/13/17	9,500,000	9,500,000
RB (Kaiser Permanente) Series 2004I		0.94%		10/17/17	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2004K		0.96%		10/18/17	23,800,000	23,800,000
RB (Kaiser Permanente) Series 2004K		0.99%		11/08/17	4,000,000	4,000,000
RB (Kaiser Permanente) Series 2006D		0.99%		11/07/17	26,500,000	26,500,000
RB (Kaiser Permanente) Series 2008C		0.90%		07/18/17	9,700,000	9,700,000
RB (Kaiser Permanente) Series 2008C		0.96%		11/01/17	38,000,000	38,000,000
RB (Kaiser Permanente) Series 2008C		0.99%		11/15/17	19,400,000	19,400,000
RB (Kaiser Permanente) Series 2009B3		0.99%		07/11/17	5,000,000	5,000,000
Contra Costa Water District
Extendible CP		0.87%	07/18/17	03/02/18	18,500,000	18,500,000
Extendible CP		0.92%	07/18/17	03/12/18	25,500,000	25,500,000
East Bay Municipal Utility District
Wastewater System Extendible CP		0.91%	08/15/17	03/12/18	15,000,000	15,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.94%		07/06/17	25,000,000	25,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.96%		07/06/17	16,800,000	16,800,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.87%		08/03/17	15,300,000	15,300,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.88%		09/06/17	15,000,000	15,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.92%		08/03/17	15,000,000	15,000,000
Golden Gate Bridge & Highway District
CP Series A		0.98%		08/02/17	30,500,000	30,500,000
Los Angeles CCD
GO Bonds Series 2007A (ESCROW)		5.00%		08/01/17	6,405,000	6,427,141
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series A (LOC: BANK OF THE WEST)		0.95%		08/04/17	6,600,000	6,600,000
Lease Revenue CP Notes Series A (LOC: BANK OF THE WEST)		0.95%		08/25/17	4,500,000	4,500,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.95%		07/27/17	15,000,000	15,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.95%		08/01/17	10,000,000	10,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.88%		08/09/17	13,100,000	13,100,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		0.88%		08/16/17	24,000,000	24,000,000
Los Angeles Cnty Metropolitan Transportation Auth
2nd Sub Sales Tax CP Series A (LOC: MUFG UNION BANK NA)		0.85%		07/11/17	6,000,000	6,000,000
2nd Sub Sales Tax CP Series A (LOC: MUFG UNION BANK NA)		0.87%		07/11/17	3,000,000	3,000,000
11
Schwab California Municipal Money Fund  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
2nd Sub Sales Tax CP Series A (LOC: MUFG UNION BANK NA)		0.94%		08/02/17	2,400,000	2,400,000
2nd Sub Sales Tax CP Series A (LOC: MUFG UNION BANK NA)		0.93%		08/16/17	28,000,000	28,000,000
2nd Sub Sales Tax CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.85%		07/11/17	7,500,000	7,500,000
2nd Sub Sales Tax CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.94%		08/02/17	11,000,000	11,000,000
2nd Sub Sales Tax CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.89%		08/07/17	6,100,000	6,100,000
2nd Sub Sales Tax CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.88%		08/10/17	6,200,000	6,200,000
2nd Sub Sales Tax CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.93%		08/16/17	6,200,000	6,200,000
Los Angeles Dept of Water & Power
Power System RB Series 2011A		4.00%		07/01/17	250,000	250,000
Power System Revenue CP (LIQ: ROYAL BANK OF CANADA)		0.90%		09/06/17	15,000,000	15,000,000
Water System RB Series 2013B		5.00%		07/01/17	100,000	100,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		0.89%		08/14/17	13,000,000	13,000,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		1.02%		12/12/17	6,500,000	6,500,000
Lease Revenue CP Series A4 (LOC: US BANK NATIONAL ASSOCIATION)		0.91%		09/12/17	15,750,000	15,750,000
Lease Revenue CP Series A4 (LOC: US BANK NATIONAL ASSOCIATION)		0.93%		10/12/17	7,000,000	7,000,000
Lease Revenue CP Series A4 (LOC: US BANK NATIONAL ASSOCIATION)		1.02%		12/12/17	8,000,000	8,000,000
Los Angeles USD
GO Bonds Series 2014J		5.00%		07/01/17	150,000	150,000
GO Refunding Bond Series 2014A		5.00%		07/01/17	2,125,000	2,125,000
GO Refunding Bonds Series 2002		5.75%		07/01/17	1,000,000	1,000,000
GO Refunding Bonds Series 2016A		5.00%		07/01/17	1,700,000	1,700,000
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.92%		08/09/17	16,813,000	16,813,000
Port of Oakland
CP Notes Series D (LOC: BANK OF AMERICA NA)	c	0.90%		08/10/17	46,415,000	46,415,000
CP Series A&B (LOC: BANK OF AMERICA NA)		0.83%		07/05/17	27,685,000	27,685,000
Sacramento Municipal Utility District
CP Series K1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.89%		09/01/17	15,000,000	15,000,000
CP Series L1 (LOC: BARCLAYS BANK PLC)	c	0.87%		07/11/17	70,000,000	70,000,000
San Diego Cnty Regional Transportation Commission
Sub Sales Tax Revenue CP Series B (LOC: MUFG UNION BANK NA)		0.92%		08/09/17	26,750,000	26,750,000
San Diego Cnty Water Auth
CP Series 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.86%		07/18/17	5,000,000	5,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.80%		07/06/17	20,000,000	20,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.90%		07/27/17	20,000,000	20,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		0.88%		08/10/17	25,000,000	25,000,000
Extendible CP Series 1		0.90%	08/03/17	03/02/18	5,000,000	5,000,000
Extendible CP Series 1		0.92%	08/08/17	03/02/18	22,500,000	22,500,000
Extendible CP Series 1		0.91%	07/20/17	03/16/18	12,500,000	12,500,000
San Diego Public Facilities Financing Auth
Sub Water Revenue CP Series A (LOC: BANK OF THE WEST)		0.87%		07/07/17	5,655,000	5,655,000
Sub Water Revenue CP Series A (LOC: BANK OF THE WEST)		0.97%		09/21/17	8,099,000	8,099,000
12
Schwab California Municipal Money Fund  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sub Water Revenue CP Series B (LOC: BANK OF AMERICA NA)		0.97%		07/18/17	2,000,000	2,000,000
Sub Water Revenue CP Series B (LOC: BANK OF AMERICA NA)		0.91%		08/03/17	5,695,000	5,695,000
Sub Water Revenue CP Series B (LOC: BANK OF AMERICA NA)		0.90%		09/06/17	7,759,000	7,759,000
San Diego USD
GO Bonds Series 1999A		0.85%		07/01/17	1,000,000	1,000,000
San Francisco
Lease Revenue CP COP Series 1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.87%		07/06/17	25,000,000	25,000,000
Lease Revenue CP COP Series 1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.90%		07/06/17	7,000,000	7,000,000
Lease Revenue CP Series 2 (LIQ: US BANK NATIONAL ASSOCIATION)		0.87%		07/06/17	17,255,000	17,255,000
San Francisco Airport Commission
CP Series B-1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.96%		08/23/17	25,000,000	25,000,000
Sub CP Series B4 (LOC: WELLS FARGO BANK NA)		0.99%		08/15/17	10,000,000	10,000,000
Sub CP Series B4 (LOC: WELLS FARGO BANK NA)		0.99%		08/24/17	10,000,000	10,000,000
San Francisco Public Utilities Commission
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		0.88%		08/09/17	6,058,000	6,058,000
Wastewater CP Series A4 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.88%		08/08/17	36,243,000	36,243,000
Wastewater CP Series A6 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.87%		08/08/17	15,000,000	15,000,000
Wastewater CP Series A6 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.92%		08/23/17	30,000,000	30,000,000
Wastewater CP Series A6 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.93%		08/23/17	10,000,000	10,000,000
Water CP Series A2 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.92%		08/22/17	39,000,000	39,000,000
Water CP Series A2 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.93%		08/23/17	7,500,000	7,500,000
San Jose Airport
Sub CP Notes Series A1-2&B (LOC: BARCLAYS BANK PLC)		0.92%		08/10/17	11,992,000	11,992,000
Sub CP Notes Series B (LOC: BARCLAYS BANK PLC)		0.94%		08/10/17	13,045,000	13,045,000
San Jose Redevelopment Agency
Sub Tax Allocation RB Series 1996A (LOC: JPMORGAN CHASE BANK NA)		0.93%		09/29/17	16,900,000	16,900,000
Sub Tax Allocation RB Series 1996B (LOC: JPMORGAN CHASE BANK NA)		0.93%		09/29/17	16,900,000	16,900,000
Sonoma Cnty Junior College District
GO Bonds Series 2016A		3.00%		08/01/17	3,350,000	3,355,946
Ventura Cnty Public Financing Auth
Lease Revenue CP (LOC: WELLS FARGO BANK NA)		0.93%		09/06/17	23,400,000	23,400,000
Walnut Energy Center Auth
Sub CP Notes Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		0.92%		08/08/17	25,494,000	25,494,000
Total Fixed-Rate Municipal Securities
(Cost $1,736,284,813)						1,736,284,813

13
Schwab California Municipal Money Fund  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 75.4% of net assets
California 75.4%
ABAG Finance Auth
M/F Housing RB (Crossing Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	0.97%		07/07/17	64,450,000	64,450,000
M/F Housing RB (Darling Florist Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	4,710,000	4,710,000
M/F Housing RB (Fine Arts Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	14,200,000	14,200,000
M/F Housing RB (GAIA Building) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	12,165,000	12,165,000
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		07/07/17	8,295,000	8,295,000
M/F Housing RB (Lakeside Village) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.91%		07/07/17	29,660,000	29,660,000
M/F Housing RB (Mountain View Apts) Series 1997A (LOC: COMERICA BANK)		1.03%		07/07/17	4,215,000	4,215,000
M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	5,790,000	5,790,000
RB (Pathways Home & Health Hospice) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)		0.94%		07/07/17	4,705,000	4,705,000
Alameda Cnty IDA
RB (BAT Properties) Series 1998A (LOC: BANK OF THE WEST)		0.95%		07/07/17	3,380,000	3,380,000
RB (BEMA Electronic Manufacturing) Series 2004A (LOC: COMERICA BANK)		1.06%		07/07/17	2,120,000	2,120,000
RB (California Brazing) Series 2011 (LOC: WELLS FARGO BANK NA)		1.01%		07/07/17	2,700,000	2,700,000
RB (Convergent Laser Technologies) Series 2005A (LOC: COMERICA BANK)		1.06%		07/07/17	2,185,000	2,185,000
RB (Dale Hardware) Series 2010 (LOC: COMERICA BANK)		1.03%		07/07/17	2,210,000	2,210,000
RB (Essai) Series 2005 (LOC: MUFG UNION BANK NA)		1.03%		07/07/17	2,250,000	2,250,000
RB (Ettore Products) Series 2005A (LOC: COMERICA BANK)		1.06%		07/07/17	3,635,000	3,635,000
RB (Evolve Manufacturing Technologies) Series 2014 (LOC: WELLS FARGO BANK NA)		1.01%		07/07/17	4,704,000	4,704,000
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)		1.03%		07/07/17	3,140,000	3,140,000
RB (Malmberg Engineering) Series 2006 (LOC: COMERICA BANK)		1.06%		07/07/17	1,760,000	1,760,000
RB (Oakland Pallet Co) Series 2008A (LOC: COMERICA BANK)		1.06%		07/07/17	1,260,000	1,260,000
RB (Plastikon Industries) Series 2000A (LOC: COMERICA BANK)		1.06%		07/07/17	2,470,000	2,470,000
RB (Tool Family Partnership) Series 1997A (LOC: WELLS FARGO BANK NA)		0.94%		07/07/17	1,188,000	1,188,000
RB (Unique Elevator Interiors) Series 2007 (LOC: COMERICA BANK)		1.06%		07/07/17	1,975,000	1,975,000
RB (White Brothers) Series 2007 (LOC: COMERICA BANK)		1.06%		07/07/17	1,860,000	1,860,000
Alameda-Contra Costa School Financing Auth
COP Series N (LOC: FEDERAL HOME LOAN BANKS)		0.88%		07/07/17	1,740,000	1,740,000
14
Schwab California Municipal Money Fund  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Anaheim Housing Auth
M/F Housing RB (Park Vista Apts) Series 2000D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.98%		07/07/17	23,580,000	23,580,000
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	5,500,000	5,500,000
Anaheim Public Financing Auth
Electric System RB Series 2009A (ESCROW) (LIQ: CITIBANK NA)	a	0.94%		07/07/17	7,500,000	7,500,000
Bakersfield City SD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a	0.93%		07/07/17	6,910,000	6,910,000
Bay Area Toll Auth
Toll Bridge RB Series 2007A2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.86%		07/07/17	42,765,000	42,765,000
Toll Bridge RB Series 2007F, 2008F1 & 2009F1 (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	10,814,436	10,814,436
Toll Bridge RB Series 2009F1 (ESCROW) (LIQ: BANK OF AMERICA NA)	a	0.96%		07/07/17	9,010,000	9,010,000
Toll Bridge RB Series 2017F1 (LIQ: BARCLAYS BANK PLC)	a	0.94%		07/07/17	13,335,000	13,335,000
Berryessa USD
GO Bonds Series 2017B (LIQ: CITIBANK NA)	a	0.96%		07/07/17	5,960,000	5,960,000
California
GO Bonds Series 2004B4 (LOC: CITIBANK NA)		0.81%		07/07/17	3,815,000	3,815,000
GO Bonds (LIQ: CITIBANK NA)	a	0.92%		07/07/17	3,000,000	3,000,000
GO Bonds (LIQ: CITIBANK NA)	a	0.93%		07/07/17	4,200,000	4,200,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	7,500,000	7,500,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	12,020,000	12,020,000
GO Bonds Series 2003 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		07/07/17	11,440,000	11,440,000
GO Bonds Series 2005A1 (LOC: ROYAL BANK OF CANADA)		0.87%		07/07/17	9,600,000	9,600,000
GO Bonds Series 2005B1 (LOC: MIZUHO BANK LTD)		0.84%		07/07/17	12,760,000	12,760,000
GO Bonds Series 2005B3 (LOC: MIZUHO BANK LTD)		0.90%		07/07/17	11,360,000	11,360,000
GO Bonds Series 2005B4 (LOC: JPMORGAN CHASE BANK NA)		0.89%		07/07/17	22,475,000	22,475,000
GO Bonds Series 2010 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	21,000,000	21,000,000
GO Refunding Bonds (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	6,815,000	6,815,000
GO Refunding Bonds (LIQ: CITIBANK NA)	a	0.92%		07/07/17	5,400,000	5,400,000
GO Refunding Bonds (LIQ: CITIBANK NA)	a	0.93%		07/07/17	3,000,000	3,000,000
GO Refunding Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,370,000	2,370,000
California Alternative Energy Source Financing Auth
Cogeneration Facility RB Series 1993B		0.94%		07/07/17	25,330,000	25,330,000
Cogeneration Facility RB Series 1993B		0.95%		07/07/17	25,330,000	25,330,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 1994		0.91%		07/07/17	14,450,000	14,450,000
RB (California Institute of Technology) Series 2006A		0.92%		07/07/17	25,200,000	25,200,000
RB (California Institute of Technology) Series 2006B		0.90%		07/07/17	5,000,000	5,000,000
RB (California Institute of Technology) Series 2009 (LIQ: CITIBANK NA)	a	0.93%		07/07/17	9,900,000	9,900,000
RB (Life Chiropractic College West) Series 1999 (LOC: BANK OF THE WEST)		0.90%		07/07/17	2,700,000	2,700,000
RB (Pepperdine Univ) Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	6,995,000	6,995,000
RB (Pepperdine Univ) Series 2016 (LIQ: CITIBANK NA)	a	0.94%		07/07/17	5,280,000	5,280,000
RB (Pepperdine Univ) Series 2016 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	6,670,000	6,670,000
15
Schwab California Municipal Money Fund  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Stanford Univ) Series T1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	7,530,000	7,530,000
RB (Stanford Univ) Series U7 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	3,590,000	3,590,000
RB (Univ of Southern California) Series 2009B (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	1,100,000	1,100,000
RB (Univ of Southern California) Series 2009B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	9,000,000	9,000,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)		1.01%		07/07/17	3,000,000	3,000,000
RB (Sconza Candy) Series 2008A (LOC: COMERICA BANK)		1.06%		07/07/17	10,000,000	10,000,000
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) Series 2004K (LOC: MIZUHO BANK LTD)		0.93%		07/07/17	26,750,000	26,750,000
Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: BANK OF MONTREAL)		0.86%		07/07/17	36,095,000	36,095,000
RB (Children's Hospital of Orange Cnty) Series 2009B (LOC: US BANK NATIONAL ASSOCIATION)		0.89%		07/07/17	22,905,000	22,905,000
RB (Children's Hospital of Orange Cnty) Series 2009C (LOC: US BANK NATIONAL ASSOCIATION)		0.89%		07/07/17	39,080,000	39,080,000
RB (Kaiser Permanente) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a	0.93%		07/07/17	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2017A-2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		07/07/17	2,230,000	2,230,000
RB (Lucile Packard Children's Hospital) Series 2012A (LIQ: ROYAL BANK OF CANADA)	a	0.93%		07/07/17	2,000,000	2,000,000
RB (Lucile Packard Children's Hospital) Series 2016B (LIQ: BANK OF AMERICA NA)	a	0.98%		07/07/17	2,060,000	2,060,000
RB (Lucile Packard Children's Hospital) Series 2016B (LIQ: ROYAL BANK OF CANADA)	a	0.93%		07/07/17	3,375,000	3,375,000
RB (Memorial Health Services) Series 2013A		0.90%		07/07/17	10,845,000	10,845,000
RB (Providence Health & Services) Series 2009B (LIQ: BANK OF AMERICA NA)	a	0.95%		07/07/17	35,025,000	35,025,000
RB (Providence Health & Services) Series 2009B, 2014A&2014B (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	26,780,000	26,780,000
RB (Providence Health & Services) Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,000,000	4,000,000
RB (Providence St. Joseph Health) Series 2009A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	11,565,000	11,565,000
RB (Providence St. Joseph Health) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.93%		07/07/17	11,250,000	11,250,000
RB (Providence St. Joseph Health) Series 2016A (LIQ: CITIBANK NA)	a	0.92%		07/07/17	4,000,000	4,000,000
RB (Scripps Health) Series 2001A (LOC: JPMORGAN CHASE BANK NA)		0.85%		07/07/17	5,815,000	5,815,000
RB (Scripps Health) Series 2010B (LOC: JPMORGAN CHASE BANK NA)		0.86%		07/07/17	7,700,000	7,700,000
RB (Scripps Health) Series 2012B		0.83%		07/07/17	34,400,000	34,400,000
RB (Scripps Health) Series 2012C		0.88%		07/07/17	19,475,000	19,475,000
RB (Sutter Health) Series 2007A&2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	5,130,000	5,130,000
RB (Sutter Health) Series 2011A&B (LIQ: DEUTSCHE BANK AG)	a	0.96%		07/07/17	7,000,000	7,000,000
RB (Sutter Health) Series 2011B (LIQ: CITIBANK NA)	a	0.92%		07/07/17	18,395,000	18,395,000
RB (Sutter Health) Series 2011D (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	6,665,000	6,665,000
16
Schwab California Municipal Money Fund  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Sutter Health) Series 2011D (LIQ: TORONTO-DOMINION BANK/THE)	a	0.92%		07/07/17	10,125,000	10,125,000
RB (Sutter Health) Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	4,565,000	4,565,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	12,195,000	12,195,000
RB (Sutter Health) Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.92%		07/07/17	3,100,000	3,100,000
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	5,650,000	5,650,000
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: ROYAL BANK OF CANADA)	a	0.93%		07/07/17	5,625,000	5,625,000
Refunding RB (Sutter Health) Series 2015A (LIQ: CITIBANK NA)	a	0.92%		07/07/17	2,665,000	2,665,000
Refunding RB (Sutter Health) Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	12,470,000	12,470,000
Refunding RB (Sutter Health) Series 2016B (LIQ: CITIBANK NA)	a	0.93%		07/07/17	4,675,000	4,675,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.93%		07/07/17	23,680,000	23,680,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	12,714,000	12,714,000
California HFA
Home Mortgage RB Series 2005A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.91%		07/07/17	3,200,000	3,200,000
Home Mortgage RB Series 2005B (LOC: BANK OF AMERICA NA)		0.95%		07/07/17	1,410,000	1,410,000
Home Mortgage RB Series 2006C (LOC: BANK OF AMERICA NA)		0.95%		07/07/17	36,620,000	36,620,000
Home Mortgage RB Series 2007K (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.93%		07/07/17	6,900,000	6,900,000
M/F Housing RB (Ortiz Plaza Apts) Series 2016F (LOC: FEDERAL HOME LOAN BANKS)		0.97%		07/07/17	7,060,000	7,060,000
M/F Housing RB III Series 2001E (LOC: JPMORGAN CHASE BANK NA)		0.90%		07/07/17	13,970,000	13,970,000
M/F Housing RB III Series 2008B (LOC: JPMORGAN CHASE BANK NA)		0.90%		07/07/17	21,495,000	21,495,000
California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: BANK OF THE WEST)		0.99%		07/07/17	2,870,000	2,870,000
RB (Capital Corrugated) Series 2016A (LOC: COMERICA BANK)		1.06%		07/07/17	5,000,000	5,000,000
RB (Casa Loma College) Series 2009 (LOC: COMERICA BANK)		0.98%		07/07/17	1,710,000	1,710,000
RB (SRI International) Series 2010 (LOC: WELLS FARGO BANK NA)		0.96%		07/07/17	8,065,000	8,065,000
RB (St Margaret's Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)		1.00%	07/01/17	07/07/17	10,410,000	10,410,000
Refunding RB (PG&E) Series 2009B (LOC: MUFG UNION BANK NA)		0.88%		07/03/17	14,380,000	14,380,000
Toll Bridge RB Series 2003A (ESCROW) (LIQ: CITIBANK NA)	a	0.93%		07/07/17	11,250,000	11,250,000
California Municipal Finance Auth
M/F Housing RB (Copper Square Apts) Series 2016A1 (LOC: FEDERAL HOME LOAN BANKS)		0.86%		07/07/17	7,280,000	7,280,000
RB (Notre Dame HS) Series 2007 (LOC: COMERICA BANK)		1.00%		07/07/17	4,125,000	4,125,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: MIZUHO BANK LTD)		0.90%		07/03/17	8,500,000	8,500,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)		1.03%		07/07/17	8,350,000	8,350,000
17
Schwab California Municipal Money Fund  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US BANK NATIONAL ASSOCIATION)		1.03%		07/07/17	4,369,000	4,369,000
Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: WELLS FARGO BANK NA)		1.01%		07/07/17	1,385,000	1,385,000
Solid Waste Disposal RB (Best Way Disposal) Series 2012 (LOC: BANK OF THE WEST)		1.03%		07/07/17	13,775,000	13,775,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)		1.01%		07/07/17	6,000,000	6,000,000
Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US BANK NATIONAL ASSOCIATION)		1.03%		07/07/17	19,225,000	19,225,000
Solid Waste Disposal RB (California Waste Recovery Systems) Series 2012 (LOC: MUFG UNION BANK NA)		1.03%		07/07/17	4,775,000	4,775,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG UNION BANK NA)		1.03%		07/07/17	1,160,000	1,160,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)		1.01%		07/07/17	1,065,000	1,065,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)		1.01%		07/07/17	6,715,000	6,715,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2009A (LOC: MUFG UNION BANK NA)		1.00%		07/07/17	21,350,000	21,350,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2009B (LOC: MUFG UNION BANK NA)		1.00%		07/07/17	5,065,000	5,065,000
Solid Waste Disposal RB (Garden City Sanitation) Series 2014 (LOC: MUFG UNION BANK NA)		1.03%		07/07/17	2,905,000	2,905,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: WELLS FARGO BANK NA)		1.01%		07/07/17	3,800,000	3,800,000
Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: MUFG UNION BANK NA)		1.03%		07/07/17	1,530,000	1,530,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)		1.01%		07/07/17	2,500,000	2,500,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2000A (LOC: COMERICA BANK)		1.06%		07/07/17	855,000	855,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: COMERICA BANK)		1.06%		07/07/17	4,450,000	4,450,000
Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2014 (LOC: COMERICA BANK)		1.06%		07/07/17	2,780,000	2,780,000
Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: COMERICA BANK)		1.03%		07/07/17	1,440,000	1,440,000
Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A (LOC: MUFG UNION BANK NA)		1.03%		07/07/17	905,000	905,000
Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A (LOC: MUFG UNION BANK NA)		1.03%		07/07/17	4,550,000	4,550,000
Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: MUFG UNION BANK NA)		1.03%		07/07/17	23,780,000	23,780,000
Solid Waste Disposal RB (Ratto Group of Companies) Series 2012 (LOC: MUFG UNION BANK NA)		1.03%		07/07/17	16,500,000	16,500,000
Solid Waste Disposal RB (Recology Project) Series 2010A (LOC: BANK OF AMERICA NA)		0.94%		07/07/17	7,000,000	7,000,000
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: COMERICA BANK)		1.06%		07/07/17	125,000	125,000
18
Schwab California Municipal Money Fund  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: MUFG UNION BANK NA)		1.00%		07/07/17	2,690,000	2,690,000
Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US BANK NATIONAL ASSOCIATION)		0.93%		07/07/17	1,450,000	1,450,000
Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: MUFG UNION BANK NA)		1.03%		07/07/17	1,235,000	1,235,000
Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: BANK OF AMERICA NA)		0.98%		07/07/17	5,400,000	5,400,000
Solid Waste Disposal RB (Zerep Management) Series 2011A (LOC: COMERICA BANK)		1.06%		07/07/17	2,810,000	2,810,000
Solid Waste Disposal RB (Zerep Management) Series 2014 (LOC: COMERICA BANK)		1.06%		07/07/17	12,040,000	12,040,000
Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: MUFG UNION BANK NA)		1.00%		07/07/17	3,000,000	3,000,000
California State Univ
RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	6,570,000	6,570,000
RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	7,160,000	7,160,000
RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,000,000	4,000,000
RB Series 2016A (LIQ: CITIBANK NA)	a	0.94%		07/07/17	2,040,000	2,040,000
RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.92%		07/07/17	5,760,000	5,760,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010A (LOC: ROYAL BANK OF CANADA)		1.01%		07/03/17	50,000,000	50,000,000
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA)		1.01%		07/03/17	87,445,000	87,445,000
IDRB (Gateway Circle) Series 2006 (LOC: CITIBANK NA)		0.98%		07/07/17	2,655,000	2,655,000
IDRB (RL Group) Series 1998C (LOC: US BANK NATIONAL ASSOCIATION)		0.99%		07/07/17	1,260,000	1,260,000
M/F Housing RB (Aegis at Pleasant Hill) Series 1997H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	6,270,000	6,270,000
M/F Housing RB (Alhambra at Mace Ranch) Series 2014A (LOC: FEDERAL HOME LOAN BANKS)		0.97%		07/07/17	18,750,000	18,750,000
M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: CITIBANK NA)		0.97%		07/07/17	4,390,000	4,390,000
M/F Housing RB (Breezewood Apts) Series 2003F-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	6,835,000	6,835,000
M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: FEDERAL HOME LOAN BANKS)		0.99%		07/07/17	12,100,000	12,100,000
M/F Housing RB (Canyon Country Sr Apts) Series 2002M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.97%		07/07/17	10,500,000	10,500,000
M/F Housing RB (Charter Court Apts) Series 2008L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.01%		07/07/17	13,680,000	13,680,000
M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	7,895,000	7,895,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.99%		07/07/17	15,000,000	15,000,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	29,990,000	29,990,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	5,010,000	5,010,000
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	22,000,000	22,000,000
19
Schwab California Municipal Money Fund  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	7,000,000	7,000,000
M/F Housing RB (Glen Haven Apts) Series 2002AA (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	7,000,000	7,000,000
M/F Housing RB (Grande Garden Apts) Series 2004TT (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	1,925,000	1,925,000
M/F Housing RB (Greentree Sr Apts) Series 2000P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.01%		07/07/17	7,350,000	7,350,000
M/F Housing RB (Heritage II Apts) Series 2014G (LOC: FEDERAL HOME LOAN BANKS)		0.97%		07/07/17	7,100,000	7,100,000
M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	6,900,000	6,900,000
M/F Housing RB (Hermosa Vista Apts) Series 2003XX (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	6,700,000	6,700,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.01%		07/07/17	10,620,000	10,620,000
M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.02%		07/07/17	13,500,000	13,500,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.98%		07/07/17	5,500,000	5,500,000
M/F Housing RB (Los Padres Apts) Series 2003E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	4,250,000	4,250,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	6,750,000	6,750,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	3,320,000	3,320,000
M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	25,000,000	25,000,000
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.02%		07/07/17	12,300,000	12,300,000
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)		0.97%		07/07/17	10,290,000	10,290,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)		0.97%		07/07/17	6,140,000	6,140,000
M/F Housing RB (Uptown Newport Apts) Series 2017AA (LOC: COMERICA BANK)		1.01%		07/07/17	6,215,000	6,215,000
M/F Housing RB (Uptown Newport Apts) Series 2017BB (LOC: FEDERAL HOME LOAN BANKS)		1.03%		07/07/17	16,250,000	16,250,000
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)		0.97%		07/07/17	11,385,000	11,385,000
M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.00%		07/07/17	25,905,000	25,905,000
M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.01%		07/07/17	6,070,000	6,070,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.99%		07/07/17	7,000,000	7,000,000
M/F Housing Refunding RB (Harmony Court Apts) Series 2006E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	7,605,000	7,605,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		07/07/17	16,795,000	16,795,000
20
Schwab California Municipal Money Fund  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.99%		07/07/17	6,500,000	6,500,000
M/F Housing Refunding RB (Sunrise of Danville) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	6,165,000	6,165,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)		0.99%		07/07/17	16,425,000	16,425,000
RB (Sutter Health) Series 2004C (LIQ: CITIBANK NA)	a	0.92%		07/07/17	12,825,000	12,825,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	24,767,412	24,767,412
Refunding RB (Trinity Health) Series 2011CA (LIQ: CITIBANK NA)	a	0.93%		07/07/17	2,175,000	2,175,000
Carlsbad
M/F Housing RB (The Greens Apts) Series 2003A (LOC: CITIBANK NA)		0.96%		07/07/17	12,815,000	12,815,000
Chino Valley USD
GO Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	7,500,000	7,500,000
Contra Costa CCD
GO Bonds Series 2013 (LIQ: CITIBANK NA)	a	0.93%		07/07/17	7,800,000	7,800,000
GO Bonds Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/07/17	7,500,000	7,500,000
Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.97%		07/07/17	32,200,000	32,200,000
M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: BANK OF AMERICA NA)		1.02%		07/07/17	95,000	95,000
Corona
M/F Housing Refunding RB (Country Hills Apts) Series 1995A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.98%		07/07/17	4,075,000	4,075,000
M/F Housing Refunding RB (Country Hills Apts) Series 1995B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.98%		07/07/17	6,955,000	6,955,000
Culver City USD
GO Bonds Series 2014B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	4,455,000	4,455,000
Daly City HFA
M/F Housing Refunding RB (Serramonte Del Ray Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	17,465,000	17,465,000
Dublin Housing Auth
M/F Housing RB (Park Sierra) Series 1998A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.95%		07/07/17	28,700,000	28,700,000
Dublin USD
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.08%	07/06/17	07/20/17	13,220,000	13,220,000
East Bay Municipal Utility District
Water RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	1,830,000	1,830,000
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	a	0.95%		07/07/17	11,300,000	11,300,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	a,c	0.95%		07/07/17	70,000,000	70,000,000
Water Sub Refunding RB Series 2012A (LIQ: CITIBANK NA)	a,c	0.95%		07/07/17	49,500,000	49,500,000
Water System RB Series 2017A (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	3,335,000	3,335,000
Eastern Municipal Water Financing Auth
Water & Wastewater RB Series 2017D (LIQ: BANK OF AMERICA NA)	a	0.94%		07/07/17	3,000,000	3,000,000
Water & Wastewater RB Series 2017D (LIQ: CITIBANK NA)	a	0.92%		07/07/17	4,800,000	4,800,000
Elk Grove USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	a	0.94%		07/07/17	4,625,000	4,625,000
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.06%	07/06/17	08/23/17	3,200,000	3,200,000
21
Schwab California Municipal Money Fund  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: MUFG UNION BANK NA)		0.89%		07/07/17	3,855,000	3,855,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.00%		07/07/17	57,715,000	57,715,000
Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	6,900,000	6,900,000
Fairfield-Suisun USD
GO Bonds Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	16,000,000	16,000,000
Foothill-DeAnza CCD
GO Bonds Series C (LIQ: CITIBANK NA)	a	0.94%		07/07/17	4,500,000	4,500,000
Grossmont Healthcare District
GO Bonds Series 2011B (ESCROW) (LIQ: CREDIT SUISSE AG)	a	0.94%		07/07/17	8,200,000	8,200,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.02%		07/07/17	13,915,000	13,915,000
M/F Housing RB (Timbers Apts) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.00%		07/07/17	9,500,000	9,500,000
Hayward Area & Park District
GO Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.93%		07/07/17	5,015,000	5,015,000
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.00%		07/07/17	4,200,000	4,200,000
Huntington Beach SD
GO Bonds 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.06%	07/06/17	08/24/17	3,100,000	3,100,000
Irvine
Limited Obligation Bonds (Assessment District 93-14) Series 2000 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.92%		07/07/17	12,601,000	12,601,000
Irvine Ranch Water District
Consolidated Refunding Bonds Series 2008A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.88%		07/07/17	5,855,000	5,855,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	a	0.94%		07/07/17	4,160,000	4,160,000
Refunding Bonds Series 2011A1		0.98%	07/06/17	03/07/18	22,000,000	22,000,000
Refunding Bonds Series 2011A2		0.98%	07/06/17	03/07/18	11,360,000	11,360,000
Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.88%		07/07/17	12,175,000	12,175,000
Livermore Valley JT USD
GO Bonds Series 2016 (LIQ: MORGAN STANLEY BANK NA)	a	0.93%		07/07/17	4,800,000	4,800,000
Long Beach Harbor Dept
RB Series 2015D (LIQ: CITIBANK NA)	a	0.93%		07/07/17	2,000,000	2,000,000
Long Beach USD
GO Bonds Series 2016A & 2008E (LIQ: MORGAN STANLEY BANK NA)	a	0.93%		07/07/17	13,695,000	13,695,000
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	a	0.93%		07/07/17	2,500,000	2,500,000
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	6,665,000	6,665,000
GO Refunding Bonds 2012 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	7,750,000	7,750,000
22
Schwab California Municipal Money Fund  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Los Angeles
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: CITIBANK NA)		1.04%		07/07/17	4,355,000	4,355,000
Wastewater System RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,510,000	2,510,000
Wastewater System Refunding RB Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	7,500,000	7,500,000
Wastewater System Sub Refunding RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	6,665,000	6,665,000
Los Angeles CCD
GO Bonds Series 2007A (ESCROW) (LIQ: CITIBANK NA)	a	0.93%		07/07/17	3,000,000	3,000,000
GO Bonds Series 2008F1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		07/07/17	6,665,000	6,665,000
Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.99%		07/07/17	18,300,000	18,300,000
M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	9,300,000	9,300,000
M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.01%		07/07/17	14,200,000	14,200,000
M/F Housing Refunding RB (Malibu Meadows) Series 1998B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		07/07/17	23,961,000	23,961,000
M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.01%		07/07/17	17,000,000	17,000,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Academy Village Apts) Series 1989A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.98%		07/07/17	6,800,000	6,800,000
M/F Housing RB (Security Building) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.00%		07/07/17	10,245,000	10,245,000
M/F Refunding RB (Promenade Towers) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.95%		07/07/17	15,000,000	15,000,000
Los Angeles Dept of Airports
Sr RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.99%		07/07/17	27,295,000	27,295,000
Sr RB Series 2008A (LIQ: MORGAN STANLEY BANK NA)	a	0.97%		07/07/17	13,475,000	13,475,000
Sr RB Series 2010A (LIQ: BANK OF AMERICA NA)	a	0.95%		07/07/17	10,095,000	10,095,000
Sr RB Series 2010A (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	14,365,000	14,365,034
Sr RB Series 2010A (LIQ: ROYAL BANK OF CANADA)	a	0.93%		07/07/17	8,665,000	8,665,000
Sr RB Series 2010A&D (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	6,630,000	6,630,000
Sr RB Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	10,465,000	10,465,000
Sr RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,165,000	4,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.97%		07/07/17	5,500,000	5,500,000
Sr RB Series 2015D (LIQ: BARCLAYS BANK PLC)	a	0.96%		07/07/17	4,685,000	4,685,000
Sr RB Series 2015D (LIQ: MORGAN STANLEY BANK NA)	a	0.97%		07/07/17	7,450,000	7,450,000
Sub RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.93%		07/07/17	9,030,000	9,030,000
Sub RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	a	0.96%		07/07/17	2,600,000	2,600,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B1 (LIQ: BARCLAYS BANK PLC)		0.88%		07/07/17	13,550,000	13,550,000
Power System RB Series 2001B5 (LIQ: BANK OF MONTREAL)		0.88%		07/07/17	7,700,000	7,700,000
Power System RB Series 2001B8 (LIQ: BANK OF MONTREAL)		0.91%		07/07/17	9,500,000	9,500,000
23
Schwab California Municipal Money Fund  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Power System RB Series 2007A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,380,000	3,380,000
Power System RB Series 2008A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	8,795,000	8,795,000
Power System RB Series 2012B&2014B&E (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	17,860,000	17,860,000
Power System RB Series 2016B (LIQ: CITIBANK NA)	a	0.92%		07/07/17	12,700,000	12,700,000
Power System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,000,000	4,000,000
Power System RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.92%		07/07/17	4,000,000	4,000,000
Water System RB Series 2011A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		07/07/17	14,230,000	14,230,000
Water System RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,665,000	3,665,000
Water System RB Series 2012A (LIQ: ROYAL BANK OF CANADA)	a	0.93%		07/07/17	12,000,000	12,000,000
Water System RB Series 2012B (LIQ: CITIBANK NA)	a	0.93%		07/07/17	12,375,000	12,375,000
Water System RB Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	5,000,000	5,000,000
Water System RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	10,900,000	10,900,000
Water System RB Series 2014A (LIQ: CITIBANK NA)	a	0.93%		07/07/17	1,140,000	1,140,000
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,000,000	4,000,000
Water System RB Series 2017A (LIQ: BANK OF AMERICA NA)	a	0.94%		07/07/17	3,000,000	3,000,000
Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: BANK OF THE WEST)		1.10%		07/07/17	1,305,000	1,305,000
RB (AAA Packing & Shipping) Series 2000 (LOC: WELLS FARGO BANK NA)		0.98%		07/07/17	3,000,000	3,000,000
Los Angeles USD
GO Bonds Series 2009 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	6,895,000	6,895,000
Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: WELLS FARGO BANK NA)		0.91%		07/07/17	2,965,000	2,965,000
Newhall SD Facilities Improvement District 2011-1
GO Bonds Series 2011A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.06%	07/06/17	09/28/17	3,650,000	3,650,000
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	a	0.99%		07/07/17	50,300,000	50,300,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a	1.06%		07/07/17	55,000,000	55,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a	1.03%		07/07/17	5,600,000	5,600,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a	1.04%		07/07/17	19,300,000	19,300,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	a	1.03%		07/07/17	38,000,000	38,000,000
Variable Rate Demand Preferred Shares Series 8 (LOC: BARCLAYS BANK PLC)	a	1.05%		07/07/17	15,900,000	15,900,000
Orange Cnty Housing Auth
Refunding RB (Villa La Paz) Series 1998F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.96%		07/07/17	9,900,000	9,900,000
Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: CITIBANK NA)	a	0.93%		07/07/17	8,000,000	8,000,000
24
Schwab California Municipal Money Fund  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Oxnard Financing Auth
Lease RB Series 2003B (LOC: MUFG UNION BANK NA)		0.91%		07/07/17	9,400,000	9,400,000
Lease RB Series 2006 (LOC: MUFG UNION BANK NA)	c	0.91%		07/07/17	18,385,000	18,385,000
Wastewater RB Series 2004B (LOC: MUFG UNION BANK NA)		0.91%		07/07/17	15,725,000	15,725,000
Palomar CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	30,280,000	30,280,000
Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US BANK NATIONAL ASSOCIATION)		0.94%		07/07/17	2,250,000	2,250,000
Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	13,360,000	13,360,000
Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.00%		07/07/17	10,890,000	10,890,000
Richmond
Wastewater Refunding RB Series 2008A (LOC: MUFG UNION BANK NA)		0.93%		07/07/17	32,260,000	32,260,000
Riverside
Electric Refunding RB Series 2008A (LOC: BARCLAYS BANK PLC)		0.88%		07/07/17	28,000,000	28,000,000
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A (LIQ: CITIBANK NA)	a	0.93%		07/07/17	1,675,000	1,675,000
Sales Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	16,480,000	16,480,000
Sacramento
Water RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	13,000,000	13,000,000
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	4,535,000	4,535,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	16,000,000	16,000,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,750,000	4,750,000
Sacramento Cnty Housing Auth
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	12,255,000	12,255,000
M/F Housing RB (Hastings Park Apts) Series 2004G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	16,500,000	16,500,000
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.01%		07/07/17	51,800,000	51,800,000
M/F Housing RB (Normandy Park Sr Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	6,000,000	6,000,000
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: CITIBANK NA)		0.97%		07/07/17	4,326,000	4,326,000
Sacramento Housing Auth
M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.97%		07/07/17	10,265,000	10,265,000
M/F Housing RB (St Anton Building Apts) Series 2003I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	8,000,000	8,000,000
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	5,150,000	5,150,000
25
Schwab California Municipal Money Fund  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.87%		07/07/17	9,550,000	9,550,000
Sacramento Transportation Auth
Sales Tax Refunding RB Series 2015A (LIQ: MIZUHO BANK LTD)	c	0.86%		07/07/17	49,250,000	49,250,000
Sacramento Water Revenue
Water RB Series 2017 (LIQ: CITIBANK NA)	a	0.92%		07/07/17	7,410,000	7,410,000
San Bernardino CCD
GO Refunding Bonds Series 2013A (LIQ: CREDIT SUISSE AG)	a	0.94%		07/07/17	8,000,000	8,000,000
San Bernardino Cnty
Mortgage Refunding RB (Mountain View Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.95%		07/07/17	10,210,000	10,210,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	a	0.93%		07/07/17	8,300,000	8,300,000
San Diego CCD
GO Bonds Series 2009 (ESCROW) (LIQ: CITIBANK NA)	a	0.93%		07/07/17	3,125,000	3,125,000
GO Bonds Series 2011 (LIQ: ROYAL BANK OF CANADA)	a	0.93%		07/07/17	12,000,000	12,000,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008C (LIQ: MIZUHO BANK LTD)		0.88%		07/07/17	22,000,000	22,000,000
Sales Tax RB Series 2008C (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.87%		07/07/17	22,055,000	22,055,000
Sales Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,220,000	2,220,000
Sales Tax RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	11,490,000	11,490,000
San Diego Cnty Water Auth
Water Revenue COP Series 2008A (ESCROW) (LIQ: CITIBANK NA)	a	0.93%		07/07/17	33,580,000	33,580,000
Water Revenue COP Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	5,810,000	5,810,000
San Diego Housing Auth
M/F Housing RB (Hillside Garden Apts) Series 2004B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	25,595,000	25,595,000
M/F Housing RB (Park & Market Apts) Series 2017A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.90%		07/07/17	16,000,000	16,000,000
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		07/07/17	5,115,000	5,115,000
San Diego Public Facilities Financing Auth
Sr Sewer Refunding RB Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	1.01%		07/07/17	1,875,000	1,875,000
San Diego USD
GO Bonds Series 2013C (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		07/07/17	20,000,000	20,000,000
San Francisco
GO Bonds Series 2012D (LIQ: CITIBANK NA)	a	0.92%		07/07/17	11,450,000	11,450,000
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	3,325,000	3,325,000
San Francisco Airport Commission
Refunding RB 2nd Series 2010A3 (LOC: BANK OF AMERICA NA)		0.90%		07/07/17	60,990,000	60,990,000
Refunding RB 2nd Series 36A (LOC: WELLS FARGO BANK NA)		0.91%		07/07/17	18,145,000	18,145,000
Refunding RB 2nd Series 36B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.87%		07/07/17	1,505,000	1,505,000
Refunding RB 2nd Series 37C (LOC: MUFG UNION BANK NA)		0.91%		07/07/17	32,000,000	32,000,000
Refunding RB Series 2010A-1 (LOC: BANK OF AMERICA NA)		0.90%		07/07/17	50,000,000	50,000,000
Refunding RB Series 2010A2 (LOC: BANK OF AMERICA NA)		0.90%		07/07/17	56,105,000	56,105,000
26
Schwab California Municipal Money Fund  |  Semiannual Report
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Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017A1 (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	3,335,000	3,335,000
GO Bonds Series 2017A1 (LIQ: CITIBANK NA)	a	0.92%		07/07/17	2,500,000	2,500,000
San Francisco Finance Corp
Lease Refunding RB Series 20081 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.88%		07/07/17	17,580,000	17,580,000
Lease Refunding RB Series 20082 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.90%		07/07/17	7,175,000	7,175,000
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: CITIBANK NA)		0.96%		07/07/17	5,685,000	5,685,000
San Francisco Public Utilities Commission
Water RB 2011 & 2012A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		07/07/17	8,685,000	8,685,000
Water RB Series 2011A (LIQ: BANK OF AMERICA NA)	a	0.95%		07/07/17	18,660,000	18,660,000
Water RB Series 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	6,665,000	6,665,000
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		1.00%		07/07/17	52,150,000	52,150,000
M/F Housing RB (Mercy Terrace Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.95%		07/07/17	11,900,000	11,900,000
M/F Housing RB (Orlando Cepeda Place Apts) Series 2000D (LOC: CITIBANK NA)		1.02%		07/07/17	5,525,000	5,525,000
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.00%		07/07/17	30,100,000	30,100,000
M/F Housing Refunding RB (Fillmore Center) Series 1992A2 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.02%		07/07/17	3,750,000	3,750,000
M/F Housing Refunding RB (Fillmore Center) Series 1992B-1 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.00%		07/07/17	44,000,000	44,000,000
San Joaquin Cnty Transportation Auth
Sales Tax Refunding RB Series 2017 (LIQ: MORGAN STANLEY BANK NA)	a	0.93%		07/07/17	9,750,000	9,750,000
Sales Tax Refunding RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	a	0.93%		07/07/17	7,500,000	7,500,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.97%		07/07/17	8,200,000	8,200,000
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.91%		07/07/17	6,195,000	6,195,000
M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.99%		07/07/17	10,000,000	10,000,000
M/F Housing Refunding RB (Las Ventanas Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.98%		07/07/17	25,900,000	25,900,000
San Jose-Evergreen CCD
GO Bonds Series A (LIQ: CITIBANK NA)	a	0.93%		07/07/17	3,980,000	3,980,000
San Luis Obispo Cnty CCD
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	1.01%		07/07/17	6,580,000	6,580,000
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.02%		07/07/17	13,390,000	13,390,000
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Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Marcos USD
GO Bonds Series A (LIQ: JPMORGAN CHASE BANK NA)	a	1.03%		07/07/17	5,340,000	5,340,000
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	11,665,000	11,665,000
San Mateo Cnty CCD
GO Bonds Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	8,810,000	8,810,000
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2013A (LIQ: BARCLAYS BANK PLC)	a	0.94%		07/07/17	10,635,000	10,635,000
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG UNION BANK NA)		1.04%		07/07/17	8,077,000	8,077,000
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG UNION BANK NA)		0.98%		07/07/17	3,845,000	3,845,000
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008A (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.87%		07/07/17	13,420,000	13,420,000
Sales Tax Refunding RB Series 2008A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.87%		07/07/17	19,900,000	19,900,000
Sales Tax Refunding RB Series 2008C (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.86%		07/07/17	4,000,000	4,000,000
Sales Tax Refunding RB Series 2008D (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.90%		07/07/17	17,175,000	17,175,000
Sausalito
M/F Housing RB (Rotary Village) Series 2003 (LOC: BANK OF THE WEST)		0.99%		07/07/17	1,810,000	1,810,000
Solano CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a	0.93%		07/07/17	3,000,000	3,000,000
South San Francisco USD
GO Bonds Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.96%		07/06/17	6,505,000	6,505,000
Southern California Metropolitan Water District
Sub Water RB Series 2017C	b	0.96%	07/05/17	07/18/18	34,050,000	34,050,000
Sub Water Refunding RB Series 2017D	b	0.96%	07/05/17	07/18/18	46,000,000	46,000,000
Sub Water Refunding RB Series 2017E	b	0.92%	07/05/17	07/18/18	30,000,000	30,000,000
Water Refunding RB Series 2009A2	c	1.07%		07/03/17	3,475,000	3,475,000
Water Refunding RB Series 2009C (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	2,500,000	2,500,000
Water Refunding RB Series 2011A1		1.07%		07/03/17	15,855,000	15,855,009
Water Refunding RB Series 2011A3		1.07%		07/03/17	18,135,000	18,135,000
Water Refunding RB Series 2013D		0.86%		07/07/17	15,150,000	15,150,000
Water Refunding RB Series 2014D		0.85%		07/07/17	22,125,000	22,125,000
Southern California Public Power Auth
RB (Milford Wind Corridor Phase II) 2011-1 (LIQ: BARCLAYS BANK PLC)	a	0.94%		07/07/17	8,860,000	8,860,000
Refunding RB (Magnolia Power) Series 2009-2 (LOC: WELLS FARGO BANK NA)		0.85%		07/07/17	1,000,000	1,000,000
Refunding RB (Palo Verde) Series 2008A (LOC: BARCLAYS BANK PLC)		0.89%		07/01/17	4,500,000	4,500,000
Refunding RB (Palo Verde) Series 2008B (LOC: BARCLAYS BANK PLC)		0.89%		07/01/17	1,100,000	1,100,000
Univ of California
General RB Series 2013AF (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	6,500,000	6,500,000
General RB Series 2013AI & 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	a	0.92%		07/07/17	2,685,000	2,685,000
General RB Series 2013AI (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	4,000,000	4,000,000
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Schwab California Municipal Money Fund  |  Semiannual Report
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Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
General RB Series 2013AI (LIQ: CREDIT SUISSE AG)	a	0.92%		07/07/17	10,665,000	10,665,000
General RB Series 2013AI (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,300,000	3,300,000
General RB Series 2014AM (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	11,080,000	11,080,000
General RB Series 2014AM (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	7,600,000	7,600,000
General RB Series 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	a	0.92%		07/07/17	3,045,000	3,045,000
Limited Project RB Series 2012G (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,695,000	4,695,000
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	14,400,000	14,400,000
Medical Center Pooled RB Series 2013J (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	20,850,000	20,850,000
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	15,505,000	15,505,000
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	23,390,000	23,390,000
Ventura Cnty Public Financing Auth
Lease RB Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	11,315,000	11,315,000
West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	8,500,000	8,500,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG UNION BANK NA)		1.03%		07/07/17	4,895,000	4,895,000
Yosemite CCD
GO Bonds Series 2008C (ESCROW) (LIQ: BANK OF AMERICA NA)	a	0.95%		07/07/17	12,000,000	12,000,000
Total Variable-Rate Municipal Securities
(Cost $4,840,551,891)						4,840,551,891

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $6,576,836,704.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,739,530,882 or 27.1% of net assets.
b	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

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Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At June 30, 2017, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab California Municipal Money Fund  |  Semiannual Report
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Schwab California Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at cost and value (Note 2a)		$6,576,836,704
Cash		66,195
Receivables:
Investments sold		44,957,801
Interest		7,343,956
Fund shares sold		1,069,711
Prepaid expenses	+	36,695
Total assets		6,630,311,062
Liabilities
Payables:
Investments bought		97,549,763
Investments bought — Delayed delivery		110,050,000
Investment adviser and administrator fees		1,735,041
Shareholder service fees		167,064
Fund shares redeemed		3,225,057
Distributions to shareholders		852,743
Accrued expenses	+	140,580
Total liabilities		213,720,248
Net Assets
Total assets		6,630,311,062
Total liabilities	–	213,720,248
Net assets		$6,416,590,814
Net Assets by Source
Capital received from investors		6,416,880,822
Net realized capital losses		(290,008)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$5,437,700,498		5,436,159,298		$1.00
Value Advantage Shares	$978,890,316		978,613,268		$1.00

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Schwab California Municipal Money Fund  |  Semiannual Report
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Schwab California Municipal Money Fund
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Interest		$26,143,740
Expenses
Investment adviser and administrator fees		10,745,770
Shareholder service fees:
Sweep Shares		10,112,421
Value Advantage Shares		929,061
Portfolio accounting fees		101,992
Custodian fees		55,744
Professional fees		47,630
Registration fees		30,383
Shareholder reports		29,929
Transfer agent fees		28,119
Independent trustees' fees		25,195
Interest expense		7,332
Other expenses	+	50,700
Total expenses		22,164,276
Expense reduction by CSIM and its affiliates	–	3,086,592
Net expenses	–	19,077,684
Net investment income		7,066,056
Realized Gains (Losses)
Net realized gains on investments		84,717
Increase in net assets resulting from operations		$7,150,773
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Schwab California Municipal Money Fund  |  Semiannual Report
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Schwab California Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$7,066,056	$3,431,337
Net realized gains (losses)	+	84,717	(374,725)
Increase in net assets from operations		7,150,773	3,056,612
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(5,590,786)	(2,644,297)
Value Advantage Shares	+	(1,475,270)	(787,040)
Total distributions from net investment income		(7,066,056)	(3,431,337)
Distributions from net realized gains
Sweep Shares		—	(422)
Value Advantage Shares	+	—	(55)
Total distributions from net realized gains		—	(477)
Total distributions		(7,066,056)	(3,431,814)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		6,368,264,311	13,408,558,914
Value Advantage Shares	+	457,315,754	387,230,242
Total shares sold		6,825,580,065	13,795,789,156
Shares Reinvested
Sweep Shares		4,901,203	2,623,542
Value Advantage Shares	+	1,100,443	691,483
Total shares reinvested		6,001,646	3,315,025
Shares Redeemed
Sweep Shares		(6,963,602,731)	(13,855,117,910)
Value Advantage Shares	+	(263,743,794)	(281,794,544)
Total shares redeemed		(7,227,346,525)	(14,136,912,454)
Net transactions in fund shares		(395,764,814)	(337,808,273)
Net Assets
Beginning of period		6,812,270,911	7,150,454,386
Total decrease	+	(395,680,097)	(338,183,475)
End of period		$6,416,590,814	$6,812,270,911
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
33
Schwab California Municipal Money Fund  |  Semiannual Report
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Schwab California Municipal Money Fund
Financial Notes, unaudited

1. Business Structure of the Funds:
Schwab California Municipal Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Variable Share Price Money Fund™
Schwab Government Money Fund™	Schwab Retirement Government Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Advisor Cash Reserves®	Schwab New York Municipal Money Fund™
Schwab Cash Reserves™	Schwab New Jersey Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Pennsylvania Municipal Money Fund™
Schwab Investor Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab California Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
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Schwab California Municipal Money Fund  |  Semiannual Report

Schwab California Municipal Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Portfolio Holdings. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its record with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:
A substantial portion of the fund’s investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for the fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to greater than 10% of investments in securities in the fund.
% of investments in securities with credit enhancements or liquidity enhancements	87%
% of investments in securities with credit enhancements or liquidity enhancements greater than 10% from a single institution	-
For additional information, please refer to the fund’s Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.

4. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other
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Financial Notes, unaudited (continued)

4. Risk Factors (continued):
factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed-rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund's investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
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Financial Notes, unaudited (continued)

4. Risk Factors (continued):
State Risk. The fund invests primarily in securities issued by the State of California and its municipalities. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund’s portfolio. Further, the fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that the fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of the fund’s income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2017, the aggregate advisory fee paid to CSIM by the fund was 0.32%, as a percentage of the fund's average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the Sweep Shares of the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep Shares of the fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund's shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares	0.25%	0.10%
Value Advantage Shares	0.22%	n/a
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation), as follows:
Sweep Shares	0.60%
Value Advantage Shares	0.45%
In addition, effective January 1, 2017 through December 31, 2017, CSIM and its affiliates agreed to waive an additional amount of the fund's expenses equal to 0.005% of the fund's average daily net assets.
During the period ended June 30, 2017, the fund waived $3,086,592 in expenses in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. There were no voluntary waivers or reimbursements to the fund during the period ending June 30, 2017.
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Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The fund may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2017, the fund's total aggregate security transactions with other Schwab funds was $45,951,655 and includes realized losses of ($9,188).
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had capital loss carryforwards of $374,725 with no expiration.
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

9. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.
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Financial Notes, unaudited (continued)

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab California Municipal Money Fund (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 19, 2017, and June 6, 2017, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 6, 2017. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark

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used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability, as discussed in more detail below, and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchanged-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedule with respect to the Fund that includes lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for non-taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab California Municipal Money Fund  |  Semiannual Report

Schwab California Municipal Money Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Schwab California Municipal Money Fund  |  Semiannual Report

Schwab California Municipal Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab California Municipal Money Fund  |  Semiannual Report

Schwab California Municipal Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

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Schwab California Municipal Money Fund  |  Semiannual Report

Schwab California Municipal Money Fund
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/schwabfunds_prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab California Municipal Money Fund  |  Semiannual Report

Notes

Notes

Schwab California Municipal Money Fund
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR25721-15
00196502

Semiannual Report  |  June 30, 2017
Schwab Municipal Money Funds

Schwab New York Municipal Money Fund™
Schwab New Jersey Municipal Money Fund™
(closed to new investors June 8, 2017)
Schwab Pennsylvania Municipal Money Fund™
(closed to new investors June 8, 2017)
Schwab Massachusetts Municipal Money Fund™
(closed to new investors June 8, 2017)

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
The past few years have been an eventful period for the money market fund industry, with Money Market Fund Reform changing the way in which many money market funds are managed. New regulations resulted in certain money market funds moving from a stable net asset value (NAV) to one that “floats,” or changes along with the underlying value of securities in a fund’s portfolio.1 Investor eligibility requirements on certain types of money market funds also changed as a result of new regulations. Then there’s the Federal Reserve, which pivoted from maintaining historically low short-term interest rates since the financial crisis to raising the federal funds rate three times over the last 18 months, pushing money market fund yields higher.
These changes have had significant repercussions on municipal money market fund providers and investors across the spectrum. Money Market Fund Reform has led to lower demand and asset growth opportunities for municipal money market funds. In addition, security supply dynamics in New Jersey, Pennsylvania, and Massachusetts have resulted in limited investment options for the Schwab Municipal Money Funds in those states. However, many of these factors do not apply to the Schwab New York Municipal Money Fund, for which supply dynamics remain strong.
As a direct consequence of these factors, we recently decided to close and liquidate the Schwab Massachusetts Municipal Money Fund, Schwab New Jersey Municipal Money Fund, and Schwab Pennsylvania Municipal Money Fund. The closures were announced on June 8, 2017, and liquidations are scheduled to take place in September of this year.
At Charles Schwab Investment Management, we remain focused on providing high-quality investment options that meet the needs of our investors, and we are constantly evaluating whether our products are meeting those needs. The changes to the Schwab Municipal Money Funds demonstrate this commitment, and we believe will result in a strengthened lineup of money funds for you, our investors.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Municipal Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Money Market Fund Reform has led to lower demand and asset growth opportunities for municipal money market funds.”
[1]	All of the Schwab Municipal Money Funds are stable NAV funds.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
The Investment Environment

Over the six-month reporting period ended June 30, 2017, yields on municipal money market funds (muni funds) generally rose. Two short-term interest rate increases by the Federal Reserve (Fed) and the residual effects of last year’s Money Market Fund Reform implementation combined to place upward pressure on short-term yields, while longer-term yields generally fell. For much of the reporting period, non-traditional buyers, such as taxable money market funds, continued to participate in the municipal securities market as yields on tax-exempt securities remained competitive with taxable alternatives. As the reporting period continued and the yield curve flattened, however, these buyers transitioned out of the municipal securities market while other buyers, such as municipal bond funds and separately managed accounts (SMAs), moved into the municipal securities market from the longer end of the yield curve. Meanwhile, the overall municipal money market continued to stabilize after the significant fund outflows in 2016 that resulted from Money Market Fund Reform regulations.
U.S. monetary policy remained relatively accommodative over the reporting period, though the Fed took several tightening steps toward a more normalized policy environment. Toward the end of February, New York Federal Reserve President William Dudley suggested that the Fed might raise short-term interest rates in March. Markets were not expecting a March rate hike, and short-term rates rose sharply as a result. At its March meeting, the Fed followed through with recent expectations and raised the federal funds target rate to a range of 0.75% to 1.00%, with expectations for two additional increases in 2017. The Fed raised rates again in June by another 25 basis points, signaling continued confidence in the global economy as well as in future inflation. This move was better telegraphed, resulting in a more gradual upward movement in short-term yields.
After the June meeting, the Fed also announced plans to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. Since the 2013 “taper tantrum,” when fear of the Fed’s decision to scale back quantitative easing sent U.S. Treasury yields up sharply, Fed officials have been careful to communicate their future monetary policy plans to avoid drastic investor moves and allow markets time to gradually adjust. While no exact timeline was given for this unwinding, minutes from the June meeting indicated several Fed officials wanted to begin later in 2017 and complete the process over several years.
Over the reporting period, the Securities Industry and Financial Markets Association Municipal Swap Index (SIFMA Index), a key barometer of short-term municipal rates, ranged between approximately 0.62% and 0.92%. Early in the year, the SIFMA Index was slightly lower but generally in line with 1-Week London interbank offered rate (LIBOR), a benchmark for short-term interest rates. In March, however, the spread between the two measures began to widen, causing inventories of municipal securities to build. The SIFMA Index rose as a result, attracting taxable buyers into this traditionally tax-exempt space. As inventories leveled off, the SIFMA Index and 1-Week LIBOR moved generally back in line with one another. This same pattern played out once more over the reporting period, with the spread between the SIFMA Index and 1-Week LIBOR ending the first half of 2017 at approximately 0.28%.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs or expenses, and you cannot invest in them directly.
Management views may have changed since the report date.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
State Investment Environment

New York
Three years of litigation settlements will provide over $6 billion for statewide infrastructure projects.
New York ended fiscal 2017 (March 31, 2017) with a general fund balance of $7.75 billion, much of it resulting from the receipt over the last several years of settlements by financial institutions following litigation related to the financial crisis. The bulk of the fund balance, or $5.3 billion, is earmarked for infrastructure projects over the next three years and $1.8 billion has been placed in the state’s rainy day fund. The state’s tax and other receipts for fiscal 2017 were about $1 billion below revised estimates, primarily due to lower business tax receipts, but it spent $1.1 billion less than budgeted for the year, mostly related to lower transfers for capital spending and lower spending on local government programs, resulting in a small operating shortfall for the year.
The state adopted the $143 billion fiscal 2018 budget in March 2017. The general fund budget, totaling $71.3 billion, includes $900 million in funding for the Dedicated Infrastructure Investment Fund, part of the Governor’s plan to use the windfall from legal settlements for one-time spending. Governor Andrew Cuomo continues to limit overall spending growth to only 2%, although certain areas, such as education and Medicaid, include growth of 4.2% and 4.7%, respectively, in the current year budget. The state projects ending fiscal 2018 with $2.5 billion in general fund reserves, or 3.5% of operating expenses. The state budget also includes plans to spend $27 billion over the next five years on Department of Transportation projects and will provide $8 billion of the New York City Metropolitan Transportation Authority’s five-year $29 billion capital budget. A portion of this funding comes from the more than $9 billion in litigation settlements the state has received over the last several years.
New York State local governments, including cities, counties and school districts, continue to grapple with the impact of a 2% per year cap on local property tax growth. This limit on revenue growth has occurred simultaneously with cuts in state aid to these governmental units which have not fully returned to pre-recession levels. Both of these actions have required local governments to reduce their own budgets in order to maintain financial stability. A number of local governments have been particularly impacted by the state aid cuts and cap on property tax increases due to poor financial management coupled with the impact of the national recession. The state controller has created a review process to identify fiscally strained local governments and provide them with help in fiscal management. This process is aimed at reducing the need for the state to establish control boards which are allowed to balance a local government’s finances without input from locally elected officials.
New York State’s economy has continued to improve, bouncing back strongly from the impacts of Hurricane Sandy and the recession. Employment increased 1.8% in 2016 and is projected to grow 1.4% in 2017. Personal income growth is projected to be a robust 3.6% for 2017. Per capita personal income for the state is 122% of the U.S. average and is the fifth highest among the states. New York’s wage base remains strongly tied to the financial activities job sector which represents 8% of the state’s jobs but 21% of its wages.
New York State remains a strong investment-grade credit due to its deep and diverse economy and its high personal-wealth levels which give it great financial flexibility. The State’s general obligation debt is rated Aa1 by Moody’s Investors Service and AA+ by both Fitch Ratings and S&P Global Ratings. All ratings have stable outlooks.
New Jersey
New Jersey is expected to end fiscal 2017 (June 30, 2017) with breakeven results following several years of year-end shortfalls.
Through the first 11 months of fiscal 2017, major revenues totaled $25.9 billion, approximately 4.5% higher year-over-year and above the state’s revised 2.7% projected growth rate. The favorable revenue performance is largely attributable to stock market gains and higher employment, leading to robust income tax collections during the April tax season.
The budget for the fiscal year beginning July 1, 2017 totals $34.7 billion, essentially flat to the prior year. The budget was signed by Governor Christie four days after the start of the fiscal year, resulting in a temporary government shutdown during the weekend before the July 4th holiday.
Similar to other budgets in recent years, rising pension contributions continue to represent the largest spending pressure. The budgeted pension contribution for fiscal 2018 totals $2.5 billion, which is $647 million above the fiscal 2017 contribution, but only 50% of the total actuarially determined amount for the year. The fiscal 2018 budget also includes a 0.125% reduction in the sales tax rate effective January 1, 2018, following a similar reduction in January 2017. The tax cuts and continued underfunding of pension contributions were the primary factors behind the March 2017 downgrade by Moody’s Investors Service of the state. The March 2017 downgrade represented the 11th rating downgrade by the rating agencies during the Christie Administration. The state is now rated A3 by Moody’s Investors Service and A by Fitch Ratings with a stable outlook by both rating agencies. The state is rated A- by S&P Global Ratings with a negative outlook.
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Schwab Municipal Money Funds
State Investment Environment (continued)

New Jersey’s economy continues to grow at a modest pace. Personal income growth is slightly below that of the U.S., although job growth has recently picked up. Employment growth as of May 2017 was up 1.1% from a year ago, reducing its unemployment rate to 4.1% from 5.1% a year earlier. Its unemployment rate is now lower than the U.S. average of 4.4%. Economic growth, however, has been uneven, with communities in northeastern New Jersey benefitting from strong job and housing market growth, while communities in southern New Jersey have been slower to recover.
Pennsylvania
Disappointing revenue performance continues to exacerbate Pennsylvania’s mounting fiscal pressures.
Pennsylvania reported sluggish revenue growth in fiscal 2017 (ending June 30, 2017) with revenues totaling $31.6 billion, up 2.3% over the prior fiscal year compared to expected growth of 5.2%, leaving the Commonwealth with a $1.1 billion revenue shortfall. The disappointing revenue performance was driven by slow economic growth in the Commonwealth. Corporate income taxes were down in fiscal 2017 due to large declines in corporate profits, with the energy sector being hit particularly hard given the persistently low energy prices. Personal income tax revenues were also lackluster, driven by lower-than-expected capital gain and investment income. The Commonwealth’s weak revenue performance is of particular concern as it does not have any reserves, significantly limiting its options to respond to revenue underperformance.
The Legislature and Governor Wolf reached an agreement in early July 2017 on the spending portion of the fiscal 2018 budget, totaling $32 billion. This represents a modest 1.5% increase in spending over last year’s budget, and includes more funding for education. However, the spending package exceeds expected revenues by $2 billion and the House and Senate must come to an agreement on an additional revenues package to balance the spending plan. Republican legislators have rejected Governor Wolf’s proposal to impose a new tax on natural gas extractions. Several revenue-generating proposals are under discussion, including privatizing the sale of alcohol, securitizing the Commonwealth’s future tobacco settlement receipts, and gaming expansion.
One of the primary drivers of Pennsylvania’s expenditure growth is its rapidly rising pension costs. In June, Pennsylvania enacted a much-needed pension reform to address this growing liability. Under the reform, starting in 2019 new state employees would be enrolled into a “hybrid” retirement plan that combines a traditional public sector defined benefit plan and a 401(k)-like defined contribution plan. Current employees could also choose to switch into the new plan. Though this pension reform is a positive development, due to the timing of its implementation and its focus on new employees, it is not expected to produce material budgetary savings until 2035.
Pennsylvania local governments, along with state agencies, private institutions of higher education and non-profit healthcare providers, also issue tax-exempt debt. While the local governments, primarily cities and school districts, receive some level of state assistance, they also have their own revenue streams that comprise the bulk of their revenues. However, local governments could face a delay in receiving state funding in fiscal 2018 if the Commonwealth is mired in a prolonged budget impasse as it was in fiscal 2016.
Pennsylvania remains a moderately strong investment grade credit due to its moderate debt load, solid economic base and average income levels. The Commonwealth’s general obligation ratings are Aa3 from Moody’s Investors Service and AA- from Fitch Ratings and S&P Global Ratings. However, in early July, S&P Global Ratings placed Pennsylvania on negative credit watch, citing Pennsylvania’s eroding financial position and S&P Global Ratings’ view that there is a significant likelihood that it will not enact a structurally balanced budget for fiscal 2018. Moody’s Investors Service and Fitch Ratings maintain a stable outlook.
Massachusetts
Massachusetts’ economy is still expanding; however, overall revenue growth is moderate. Continued pressure on spending hinders its ability to rebuild reserves to pre-recession levels.
In fiscal 2017 (ending June 30, 2017), Massachusetts’ economy continued its expansion with nonfarm jobs increasing 2% for the 12 month period ending April 2017; however, tax revenue increases are modest. Tax revenue collections through May 2017 were nearly $22.9 billion, which was $274 million greater (1.2%) than collections for the same period in 2016. The Commonwealth anticipated ending fiscal 2017 nearly in balance with a modest $36.0 million shortfall, or (0.1%) of spending, however, this was offset by the Commonwealth’s rainy day fund that totaled $1.3 billion as of May 2017. Massachusetts’ financial position remains sound despite pressures to expand state-sponsored programs for health care, transportation, and education.
On July 17, 2017, Governor Baker signed into law the Commonwealth’s fiscal 2018 budget. The $40.1 billion fiscal 2018 budget includes no new tax increases and holds most spending level. State support of public schools remains high at $4.75 billion, up from $4.6 billion in the adopted 2016 budget. Unrestricted aid to local cities and towns is budgeted at nearly $1.1 billion. The budget estimates that there will be an almost $100 million increase to its rainy day fund, boosting the ending balance slightly to $1.4 billion, or about 4% of spending.
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Schwab Municipal Money Funds
State Investment Environment (continued)

The Commonwealth’s economy is deep and diverse, with a well-established base of educational, healthcare, and information technology employment as well as a variety of finance and real estate-related businesses. Residents enjoy the second highest (to Connecticut) per capita income in the United States. Moreover, the economic diversity and breadth has fueled the Massachusetts recovery well. Nonfarm jobs in the Commonwealth have grown from a ten-year low of 3.19 million jobs in October 2009 to a peak of 3.61 million in May 2017. With this overall improvement and a stable labor force, the statewide unemployment rate dropped to 4.2% in May 2017. Since 2007, Massachusetts’ GDP grew 34% to $507.9 billion while the national GDP increased 28% during the same period.
Massachusetts local governments, along with state agencies, private institutions of higher education, and non-profit healthcare providers, also issue tax-exempt debt. While the local governments, primarily cities and school districts, receive some level of state assistance, they have their own revenue sources that comprise the bulk of their revenues and in many cases, also have dedicated taxes to repay their debt. Many state agencies, private colleges and universities, and non-profit healthcare providers rely on their own revenues to repay their debt and do not rely on funding from the state.
Massachusetts is a strong investment-grade credit due to its deep and diverse economy, high personal-wealth levels, and sound financial performance and good financial reserves coupled with prudent financial management. As of the date of this report, the Commonwealth’s credit ratings were Aa1 from Moody’s Investors Service, AA+ from Fitch Ratings, and AA from S&P Global Ratings, all with stable outlooks. In early June 2017, S&P Global Ratings lowered its rating to AA from AA+ based on the state’s stagnant rainy day fund that has remained at about $1.3 billion for several years.

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
Fund Management

Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

Chris Nagao, Portfolio Manager, is a member of the team responsible for the day-to-day management of the funds. Previously, he served as an associate portfolio manager with CSIM from 2012-2016. Prior to that, he worked as a senior applications engineer supporting CSIM’s portfolio management team by building analytical tools to assist in managing the funds. Before joining CSIM in 2007, he was lead software developer for Global Real Analytics.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab New York Municipal Money Fund

The Schwab New York Municipal Money Fund (the fund) seeks current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from New York issuers and muni agencies, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Demand for securities typically held by muni money market funds was strong over the six-month reporting period ended June 30, 2017, in part due to the presence of non-traditional buyers. As yields on muni securities remained competitive with the yields on taxable alternatives, non-traditional buyers, such as taxable money market funds, continued to compete for supply in this market early in the reporting period. More recently, however, the muni yield curve flattened and drove more tax-exempt short duration bond funds and separately managed account (SMA) platforms back into the muni money market. This steady rotation back to more typical municipal investors placed additional pressure on muni security yields, and resulted in a more diverse group of buyers across the one to thirteen month range of the muni money market yield curve than had existed previously.
Meanwhile, June’s note season, the time of year when state and local governments issue short-term notes to investors, was uneventful for most muni money market funds. Other buyers, including SMAs and bond funds, saw the relative value in the one year note market (as compared to yields on two and three year notes) and flooded it, pricing out many muni money market funds. This, in combination with two short-term interest rate increases by the Federal Reserve in the first half of 2017, caused many muni money market funds to turn to one to three month commercial paper where other buyers had a smaller presence. One exception to this note market was in New York, where many smaller, high quality issuers priced one year fixed rate notes at very attractive yields relative to the market.
Reflecting this overall environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—started the year at 0.68%, rose to a peak of 0.92% in April, and ended the reporting period at 0.91%.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality over the reporting period. Due to the attractiveness of one year notes in New York, the fund maintained an overweight position to these notes compared to peers, resulting in a relatively longer weighted average maturity (WAM). For the six-month reporting period, the fund’s WAM started at 22 days and ended at 23 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	23 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab New York Municipal Money Fund
Performance and Fund Facts as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab New York Municipal Money Fund
	Sweep Shares	Value Advantage Shares®
Ticker Symbol	SWNXX	SWYXX
Minimum Initial Investment[1]	*	$25,000 [2]
Seven-Day Yield (with waivers)[3]	0.29%	0.49%
Seven-Day Yield (without waivers)[3]	0.22%	0.35%
Seven-Day Effective Yield (with waivers)[3]	0.29%	0.49%
Seven-Day Taxable Equivalent Effective Yield[3,4]	0.56%	0.95%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%, and effective New York State personal income tax rate of 4.99%. Your tax rate may be different.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab New Jersey Municipal Money Fund

The Schwab New Jersey Municipal Money Fund (the fund) seeks current income that is exempt from federal income and New Jersey gross income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from New Jersey issuers and muni agencies, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of New Jersey. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six-month reporting period ended June 30, 2017, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. Demand for securities typically held by muni money market funds was strong over the six-month reporting period ended June 30, 2017, in part due to the presence of non-traditional buyers. As yields on muni securities remained competitive with the yields on taxable alternatives, non-traditional buyers, such as taxable money market funds, continued to compete for supply in this market early in the reporting period. More recently, however, the muni yield curve flattened and drove more tax-exempt short duration bond funds and separately managed account (SMA) platforms back into the muni money market. This steady rotation back to more typical municipal investors placed additional pressure on muni security yields, and resulted in a more diverse group of buyers across the one to thirteen month range of the muni money market yield curve than had existed previously.
Meanwhile, June’s note season, the time of year when state and local governments issue short-term notes to investors, was uneventful for most muni money market funds. Other buyers, including SMAs and bond funds, saw the relative value in the one year note market (as compared to yields on two and three year notes) and flooded it, pricing out many muni money market funds. This, in combination with two short-term interest rate increases by the Federal Reserve in the first half of 2017, caused many muni money market funds to turn to one to three month commercial paper where other buyers had a smaller presence. As a result, the muni money market yield curve inverted toward the end of the reporting period, with three month commercial paper yielding higher than one year notes.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—started the year at 0.68%, rose to a peak of 0.92% in April, and ended the reporting period at 0.91%.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a weighted average maturity (WAM) in a moderate range. For the six-month reporting period, the fund’s WAM started at 37 days and ended at 17 days.
The fund also held out-of-state muni securities, which contributed to the fund’s overall diversification and liquidity, and represented approximately 11% of the fund’s portfolio.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	17 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab New Jersey Municipal Money Fund
Performance and Fund Facts as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab New Jersey Municipal Money Fund
Sweep Shares
Ticker Symbol	SWJXX
Minimum Initial Investment	*
Seven-Day Yield (with waivers)[1]	0.80%
Seven-Day Yield (without waivers)[1]	0.09%
Seven-Day Effective Yield (with waivers)[1]	0.81%
Seven-Day Taxable Equivalent Effective Yield[1,2]	1.57%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[2]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%, and effective New Jersey state personal income tax rate of 5.08%. Your tax rate may be different.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Pennsylvania Municipal Money Fund

The Schwab Pennsylvania Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and Pennsylvania personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from Pennsylvania issuers and muni agencies, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of Pennsylvania. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Demand for securities typically held by muni money market funds was strong over the six-month reporting period ended June 30, 2017, in part due to the presence of non-traditional buyers. As yields on muni securities remained competitive with the yields on taxable alternatives, non-traditional buyers, such as taxable money market funds, continued to compete for supply in this market early in the reporting period. More recently, however, the muni yield curve flattened and drove more tax-exempt short duration bond funds and separately managed account (SMA) platforms back into the muni money market. This steady rotation back to more typical municipal investors placed additional pressure on muni security yields, and resulted in a more diverse group of buyers across the one to thirteen month range of the muni money market yield curve than had existed previously.
Meanwhile, June’s note season, the time of year when state and local governments issue short-term notes to investors, was uneventful for most muni money market funds. Other buyers, including SMAs and bond funds, saw the relative value in the one year note market (as compared to yields on two and three year notes) and flooded it, pricing out many muni money market funds. This, in combination with two short-term interest rate increases by the Federal Reserve in the first half of 2017, caused many muni money market funds to turn to one to three month commercial paper where other buyers had a smaller presence. As a result, the muni money market yield curve inverted toward the end of the reporting period, with three month commercial paper yielding higher than one year notes.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—started the year at 0.68%, rose to a peak of 0.92% in April, and ended the reporting period at 0.91%.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a weighted average maturity (WAM) in a moderate range. For the six-month reporting period, the fund’s WAM started at 26 days and ended at 17 days.
The fund also held out-of-state muni securities, which contributed to the fund’s overall diversification and liquidity, and represented approximately 8% of the fund’s portfolio.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	17 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Pennsylvania Municipal Money Fund
Performance and Fund Facts as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Pennsylvania Municipal Money Fund
Sweep Shares
Ticker Symbol	SWEXX
Minimum Initial Investment	*
Seven-Day Yield (with waivers)[1]	0.93%
Seven-Day Yield (without waivers)[1]	0.22%
Seven-Day Effective Yield (with waivers)[1]	0.94%
Seven-Day Taxable Equivalent Effective Yield[1,2]	1.71%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[2]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%, and effective Pennsylvania state personal income tax rate of 1.74%. Your tax rate may be different.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Massachusetts Municipal Money Fund

The Schwab Massachusetts Municipal Money Fund (the fund) seeks current income that is exempt from federal income and Massachusetts personal income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from Massachusetts issuers and muni agencies, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of Massachusetts. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six-month reporting period ended June 30, 2017, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. Demand for securities typically held by muni money market funds was strong over the six-month reporting period ended June 30, 2017, in part due to the presence of non-traditional buyers. As yields on muni securities remained competitive with the yields on taxable alternatives, non-traditional buyers, such as taxable money market funds, continued to compete for supply in this market early in the reporting period. More recently, however, the muni yield curve flattened and drove more tax-exempt short duration bond funds and separately managed account (SMA) platforms back into the muni money market. This steady rotation back to more typical municipal investors placed additional pressure on muni security yields, and resulted in a more diverse group of buyers across the one to thirteen month range of the muni money market yield curve than had existed previously.
Meanwhile, June’s note season, the time of year when state and local governments issue short-term notes to investors, was uneventful for most muni money market funds. Other buyers, including SMAs and bond funds, saw the relative value in the one year note market (as compared to yields on two and three year notes) and flooded it, pricing out many muni money market funds. This, in combination with two short-term interest rate increases by the Federal Reserve in the first half of 2017, caused many muni money market funds to turn to one to three month commercial paper where other buyers had a smaller presence. As a result, the muni money market yield curve inverted toward the end of the reporting period, with three month commercial paper yielding higher than one year notes.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—started the year at 0.68%, rose to a peak of 0.92% in April, and ended the reporting period at 0.91%.
Performance, Positioning, and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a weighted average maturity (WAM) in a moderate range. For the six-month reporting period, the fund’s WAM started at 14 days and ended at 10 days.
The fund also held out-of-state muni securities, which contributed to the fund’s overall diversification and liquidity, and represented approximately 10% of the fund’s portfolio.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	10 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
14
Schwab Municipal Money Funds  |  Semiannual Report

Schwab Massachusetts Municipal Money Fund
Performance and Fund Facts as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Massachusetts Municipal Money Fund
Sweep Shares
Ticker Symbol	SWDXX
Minimum Initial Investment	*
Seven-Day Yield (with waivers)[1]	0.91%
Seven-Day Yield (without waivers)[1]	0.20%
Seven-Day Effective Yield (with waivers)[1]	0.92%
Seven-Day Taxable Equivalent Effective Yield[1,2]	1.71%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[2]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%, and effective Massachusetts state personal income tax rate of 2.89%. Your tax rate may be different.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2017 and held through June 30, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/17	Ending Account Value (Net of Expenses) at 6/30/17	Expenses Paid During Period 1/1/17-6/30/17[2]
Schwab New York Municipal Money Fund
Sweep Shares
Actual Return	0.65%	$1,000.00	$1,000.80	$3.22
Hypothetical 5% Return	0.65%	$1,000.00	$1,021.58	$3.26
Value Advantage Shares
Actual Return	0.45%	$1,000.00	$1,001.80	$2.23
Hypothetical 5% Return	0.45%	$1,000.00	$1,022.57	$2.26
Schwab New Jersey Municipal Money Fund
Actual Return	0.57%	$1,000.00	$1,000.90	$2.83
Hypothetical 5% Return	0.57%	$1,000.00	$1,021.97	$2.86
Schwab Pennsylvania Municipal Money Fund
Actual Return	0.57%	$1,000.00	$1,001.20	$2.83
Hypothetical 5% Return	0.57%	$1,000.00	$1,021.97	$2.86
Schwab Massachusetts Municipal Money Fund
Actual Return	0.57%	$1,000.00	$1,001.00	$2.83
Hypothetical 5% Return	0.57%	$1,000.00	$1,021.97	$2.86

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab New York Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.08% [3]	0.04%	0.02%	0.02%	0.02%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.65% [4]	0.42% [5]	0.09% [5]	0.09% [5]	0.14% [5]	0.20% [5]
Gross operating expenses	0.71% [4]	0.71%	0.72%	0.71%	0.71%	0.71%
Net investment income (loss)	0.15% [4]	0.03%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$1,364	$1,569	$1,728	$1,758	$1,692	$1,793

Value Advantage Shares	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.18% [3]	0.12%	0.02%	0.02%	0.02%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.45% [4]	0.34% [5]	0.09% [5]	0.09% [5]	0.14% [5]	0.20% [5]
Gross operating expenses	0.58% [4]	0.58%	0.59%	0.58%	0.58%	0.58%
Net investment income (loss)	0.36% [4]	0.12%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$258	$209	$210	$237	$267	$319
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
17
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
13.9%	Fixed-Rate Municipal Securities	226,136,676	226,136,676
87.3%	Variable-Rate Municipal Securities	1,415,635,334	1,415,635,334
101.2%	Total Investments	1,641,772,010	1,641,772,010
(1.2%)	Other Assets and Liabilities, Net		(20,248,155)
100.0%	Net Assets		1,621,523,855

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 13.9% of net assets
New York 13.9%
Brewster CSD
BAN 2016		1.50%		07/14/17	7,000,000	7,001,099
Burnt Hills - Ballston Lake CSD
BAN 2017		2.50%		06/22/18	16,000,000	16,218,321
Clinton Cnty
Airport BAN Series 2017B		2.38%		06/08/18	14,745,000	14,909,414
Gates Chili CSD
BAN 2017		2.50%		06/22/18	7,425,000	7,522,308
Indian River CSD
BAN 2016		2.00%		07/14/17	7,000,000	7,002,385
Middletown City SD
BAN 2017		2.50%		06/21/18	16,000,000	16,217,681
New York City
GO Bonds Fiscal 2003 Series CA		5.00%		08/01/17	100,000	100,329
GO Bonds Fiscal 2011 Series A		3.00%		08/01/17	100,000	100,162
New York City Housing Development Corp
M/F Housing RB Series 2017C4 (LOC: WELLS FARGO BANK NA)		0.89%		07/07/17	18,500,000	18,500,000
New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2009		5.00%		07/01/17	350,000	350,000
CP (Cornell Univ)		0.90%		07/13/17	14,890,000	14,890,000
CP (Cornell Univ)		0.88%		07/20/17	5,000,000	5,000,000
Mental Health Services Facilities RB Series 2008D		5.25%		08/15/17	2,180,000	2,191,590
New York State Mortgage Agency
Homeowner Mortgage RB Series 201		1.10%		10/01/17	1,065,000	1,064,888
18
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Power Auth
CP Series 1&2		0.83%		07/06/17	60,217,000	60,217,000
CP Series 1&2		0.92%		07/13/17	6,391,000	6,391,000
Extendible CP Series 1		0.96%	08/16/17	03/16/18	5,000,000	5,000,000
Pittsford CSD
GO BAN 2017		2.00%		02/09/18	11,905,493	11,976,049
Port Auth of New York & New Jersey
Consolidated Bonds 193rd Series		4.00%		10/15/17	3,830,000	3,864,322
CP Series A		0.95%		09/06/17	5,000,000	5,000,000
CP Series B		0.93%		07/19/17	1,385,000	1,385,000
Valley CSD
GO BAN 2017		2.50%		06/21/18	9,875,000	10,007,926
West Seneca
BAN 2016		2.00%		07/27/17	11,219,125	11,227,202
Total Fixed-Rate Municipal Securities
(Cost $226,136,676)						226,136,676

Variable-Rate Municipal Securities 87.3% of net assets
New York 87.3%
Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC BANK USA NA)		0.94%		07/07/17	13,935,000	13,935,000
Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		07/07/17	3,135,000	3,135,000
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		07/07/17	9,530,000	9,530,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		07/07/17	11,710,000	11,710,000
Columbia Cnty IDA
Civic Facility RB (Columbia Memorial Hospital) Series 2008A (LOC: HSBC BANK USA NA)		0.93%		07/07/17	1,360,000	1,360,000
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		07/07/17	12,605,000	12,605,000
Erie Cnty IDA
IDRB (Hydro-Air Components) Series 2006 (LOC: HSBC BANK USA NA)		0.98%		07/07/17	4,420,000	4,420,000
Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC BANK USA NA)		0.93%		07/07/17	8,260,000	8,260,000
Lancaster IDA
Civic Facility RB (2000 GreenField Manor) (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.97%		07/07/17	13,500,000	13,500,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)		0.98%		07/07/17	1,580,000	1,580,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)		0.96%		07/07/17	3,140,000	3,140,000
19
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2004B (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	8,055,000	8,055,000
Dedicated Tax Fund Bonds Series 2009B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,165,000	3,165,000
Dedicated Tax Fund Bonds Series 2016B1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,335,000	3,335,000
Dedicated Tax Fund Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	3,750,000	3,750,000
Dedicated Tax Fund Bonds Subseries 2017B-1 (LIQ: CITIBANK NA)	a	0.93%		07/07/17	6,400,000	6,400,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: CITIBANK NA)	a	0.93%		07/07/17	8,000,000	8,000,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	6,665,000	6,665,000
Dedicated Tax Fund Refunding Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	5,345,000	5,345,000
Transportation RB Series 2006B (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/07/17	25,615,000	25,615,000
Transportation RB Series 2015E4 (LOC: BANK OF THE WEST)		0.95%		07/07/17	6,890,000	6,890,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		07/07/17	17,875,000	17,875,000
Civic Facility RB Series 2004 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		1.01%		07/07/17	985,000	985,000
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.91%		07/07/17	5,400,000	5,400,000
Nassau Health Care Corp
Cnty Guaranteed Bonds Series 2009C2 (LOC: WELLS FARGO BANK NA)		0.91%		07/07/17	8,600,000	8,600,000
New York City
GO Bonds Fiscal 2004 Series H (LOC: CALIFORNIA PUBLIC EMPLOYEES RETIREMENT SYSTEM)		0.92%		07/07/17	21,260,000	21,260,000
GO Bonds Fiscal 2004 Series H3 (LOC: CALIFORNIA PUBLIC EMPLOYEES RETIREMENT SYSTEM)		0.91%		07/07/17	1,175,000	1,175,000
GO Bonds Fiscal 2005 Series C3 (LIQ: BANK OF AMERICA NA)	a	0.97%		07/07/17	8,700,000	8,700,000
GO Bonds Fiscal 2008 Series L1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	7,500,000	7,500,000
GO Bonds Fiscal 2009 Series H1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	15,000,000	15,000,000
GO Bonds Fiscal 2009 Series I1 (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	3,000,000	3,000,000
GO Bonds Fiscal 2009 Series J1 (ESCROW) (LIQ: CITIBANK NA)	a	0.94%		07/07/17	23,225,000	23,225,000
GO Bonds Fiscal 2010 Series E (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,445,000	3,445,000
GO Bonds Fiscal 2012 Series D1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	2,500,000	2,500,000
GO Bonds Fiscal 2013 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,750,000	3,750,000
GO Bonds Fiscal 2013 Series D&E (LIQ: CITIBANK NA)	a	0.94%		07/07/17	13,500,000	13,500,000
GO Bonds Fiscal 2013 Series F1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	a	0.94%		07/07/17	7,300,000	7,300,000
GO Bonds Fiscal 2014 Series A1 (LIQ: CITIBANK NA)	a	0.94%		07/07/17	8,000,000	8,000,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,635,000	2,635,000
GO Bonds Fiscal 2015 Series F4 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.95%		07/07/17	600,000	600,000
GO Bonds Fiscal 2017 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	16,000,000	16,000,000
20
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Fiscal 2017 Series A6 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		1.00%		07/03/17	3,000,000	3,000,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)		0.99%		07/03/17	3,890,000	3,890,000
GO Bonds Fiscal 2017 Series B1 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	4,830,000	4,830,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	8,000,000	8,000,000
M/F Mortgage RB (1090 Franklin Ave Apts) 2005A (LOC: CITIBANK NA)		0.95%		07/07/17	2,320,000	2,320,000
M/F Mortgage RB (1904 Vyse Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	4,035,000	4,035,000
M/F Mortgage RB (33 W Tremont Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	3,490,000	3,490,000
M/F Mortgage RB (Las Casas) Series 2008A (LOC: BANK OF AMERICA NA)		0.96%		07/07/17	19,200,000	19,200,000
M/F Mortgage RB (Nagle Courtyard Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	4,200,000	4,200,000
M/F Mortgage RB (Susan's Court) Series 2007A (LOC: CITIBANK NA)		0.95%		07/07/17	24,000,000	24,000,000
M/F Rental Housing RB (1133 Manhattan Ave) Series 2012A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.95%		07/07/17	7,000,000	7,000,000
New York City IDA
Civic Facility RB (Auditory-Oral School of NY) Series 2006 (LOC: WELLS FARGO BANK NA)		0.92%		07/07/17	3,950,000	3,950,000
IDRB (Gary Plastic Packaging Corp) Series 1998 (LOC: JPMORGAN CHASE BANK NA)		1.31%		07/07/17	700,000	700,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series GG2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	7,300,000	7,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series EE (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	6,175,000	6,175,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: BARCLAYS BANK PLC)	a	0.94%		07/07/17	4,000,000	4,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	10,515,000	10,515,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	20,040,000	20,040,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: BARCLAYS BANK PLC)	a	0.94%		07/07/17	17,360,000	17,360,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series DD (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	4,000,000	4,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1A (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.95%		07/03/17	1,930,000	1,930,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD (LIQ: BARCLAYS BANK PLC)	a	0.94%		07/07/17	2,800,000	2,800,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD&EE (LIQ: BARCLAYS BANK PLC)	a	0.94%		07/07/17	7,775,000	7,775,000
Water & Sewer System RB Fiscal 2011 Series EE (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	10,000,000	10,000,000
21
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System RB Fiscal 2011 Series HH (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	14,700,000	14,700,000
Water & Sewer System RB Fiscal 2016 Series BB1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		07/07/17	10,130,000	10,130,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2008 Series S1 (LIQ: CITIBANK NA)	a	0.94%		07/07/17	6,000,000	6,000,000
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	a	0.94%		07/07/17	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	a	0.94%		07/07/17	6,250,000	6,250,000
Building Aid RB Fiscal 2015 Series S1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,000,000	4,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: CITIBANK NA)	a	0.94%		07/07/17	8,000,000	8,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	8,000,000	8,000,000
Building Aid RB Fiscal 2016 Series S1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,330,000	3,330,000
Future Tax Secured Bonds Fiscal 2001 Series A (LIQ: JPMORGAN CHASE BANK NA)		0.91%		07/07/17	1,600,000	1,600,000
Future Tax Secured Bonds Fiscal 2011 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,750,000	3,750,000
Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	10,990,000	10,990,000
Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: BARCLAYS BANK PLC)		0.93%		07/03/17	8,835,000	8,835,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	4,835,000	4,835,000
Future Tax Secured Sub Bonds Fiscal 2013 Series F (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,240,000	3,240,000
Future Tax Secured Sub Bonds Fiscal 2017 Series A1 (LIQ: CITIBANK NA)	a	0.92%		07/07/17	7,500,000	7,500,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F-1 (LIQ: CITIBANK NA)	a	0.92%		07/07/17	10,000,000	10,000,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	10,900,000	10,900,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	5,780,000	5,780,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	2,000,000	2,000,000
Future Tax Secured Sub RB Fiscal 2016 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	1,500,000	1,500,000
New York City Trust for Cultural Resources
RB (American Museum of Natural History) Series 2014B2		0.96%	07/06/17	01/05/18	11,000,000	11,000,000
New York Liberty Development Corp
Liberty RB Series 1WTC 2011 (LIQ: JPMORGAN CHASE BANK NA)	a	0.96%		07/07/17	5,815,000	5,815,000
New York State Dormitory Auth
Court Facilities Lease RB Series 2005B (LIQ: MIZUHO BANK LTD)		0.95%		07/07/17	10,000,000	10,000,000
Mental Health Services Facilities RB Series 2008C (LIQ: TORONTO-DOMINION BANK/THE)	a	1.01%		07/07/17	7,835,000	7,835,000
RB (Catholic Health) Series 2006B (LOC: HSBC BANK USA NA)		0.92%		07/07/17	6,530,000	6,530,000
RB (Culinary Institute of America) Series 2004D (LOC: TD BANK NA)		0.92%		07/07/17	5,200,000	5,200,000
22
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Culinary Institute of America) Series 2006 (LOC: TD BANK NA)		0.92%		07/07/17	11,800,000	11,800,000
RB (New York Univ) Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.06%	07/06/17	08/31/17	4,400,000	4,400,000
RB (NYU) Series 2009A (LIQ: CITIBANK NA)	a	0.94%		07/07/17	9,900,000	9,900,000
RB (St. John's Univ) Series 2007C (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/07/17	26,020,000	26,020,000
State Personal Income Tax RB Series 2011A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	5,935,000	5,935,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,000,000	2,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	8,000,000	8,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	1,875,000	1,875,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	6,250,000	6,250,000
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	5,665,000	5,665,000
State Sales Tax RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	3,300,000	3,300,000
State Sales Tax RB Series 2014A (LIQ: ROYAL BANK OF CANADA)	a	0.94%		07/07/17	4,500,000	4,500,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a	0.93%		07/07/17	5,790,000	5,790,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3 (LOC: MIZUHO BANK LTD)		0.94%		07/07/17	5,500,000	5,500,000
Facilities RB (Consolidated Edison) Series 2010A3 (LOC: BANK OF NOVA SCOTIA)		0.95%		07/07/17	6,515,000	6,515,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	6,600,000	6,600,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,500,000	2,500,000
New York State HFA
Housing RB (10 Barclay St) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		07/07/17	13,000,000	13,000,000
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.91%		07/07/17	15,415,000	15,414,834
Housing RB (301 West End Ave) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.98%		07/07/17	17,300,000	17,300,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		07/07/17	42,500,000	42,500,000
Housing RB (33 Bond St) Series 2014A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.94%		07/07/17	25,040,000	25,040,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		07/07/17	5,300,000	5,300,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.97%		07/07/17	35,145,000	35,145,000
Housing RB (606 W 57th St) Series 2014A (LOC: WELLS FARGO BANK NA)		0.95%		07/07/17	4,650,000	4,650,000
Housing RB (625 W 57th St) Series 2015A2 (LOC: BANK OF NEW YORK MELLON/THE)		0.92%		07/07/17	41,355,000	41,355,000
23
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (855 6th Ave) Series 2015A (LOC: WELLS FARGO BANK NA)		0.91%		07/07/17	2,000,000	2,000,000
Housing RB (Biltmore Tower) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		07/07/17	42,000,000	42,000,000
Housing RB (Biltmore Tower) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		07/07/17	43,300,000	43,300,000
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMORGAN CHASE BANK NA)		0.88%		07/07/17	5,700,000	5,700,000
Housing RB (Mastro West Chelsea) Series 2015A (LOC: WELLS FARGO BANK NA)		0.93%		07/07/17	15,000,000	15,000,000
Housing RB (North End Ave) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.91%		07/07/17	19,800,000	19,800,000
Housing RB (Rip Van Winkle House) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.93%		07/07/17	10,700,000	10,700,000
Housing RB (Riverside Center 2) Series 2012A (LOC: BANK OF AMERICA NA)		0.93%		07/07/17	3,000,000	3,000,000
Housing RB (Riverside Center 2) Series 2015A1 (LOC: BANK OF AMERICA NA)		0.93%		07/07/17	5,000,000	5,000,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)		0.88%		07/07/17	5,900,000	5,900,000
RB (Weyant Green Apts Housing) Series 2007 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		07/07/17	500,000	500,000
Service Contract Refunding RB Series 2003 M2 (LOC: BANK OF AMERICA NA)		0.97%		07/07/17	8,910,000	8,910,000
State Personal Income Tax RB Series 2005C (LIQ: JPMORGAN CHASE BANK NA)		0.91%		07/07/17	7,000,000	7,000,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 129 (LIQ: ROYAL BANK OF CANADA)		0.98%		07/07/17	1,465,000	1,465,000
Homeowner Mortgage RB Series 132 (LIQ: ROYAL BANK OF CANADA)		1.00%		07/03/17	600,000	600,000
Homeowner Mortgage RB Series 147 (LIQ: JPMORGAN CHASE BANK NA)		0.93%		07/07/17	2,690,000	2,690,000
Homeowner Mortgage RB Series 153 (LIQ: BARCLAYS BANK PLC)		0.94%		07/07/17	20,080,000	20,080,000
Homeowner Mortgage RB Series 202 (LIQ: JPMORGAN CHASE BANK NA)		1.02%		07/03/17	2,800,000	2,800,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	4,995,000	4,995,000
State Personal Income Tax RB Series 2009B1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	5,000,000	5,000,000
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	7,700,000	7,700,000
State Personal Income Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	7,500,000	7,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a	0.99%		07/07/17	2,700,000	2,700,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	a	0.99%		07/07/17	40,000,000	40,000,000
Oneida Cnty Industrial Development Agency
Civic Facility RB (Mohawk Valley Community College) Series 2004A (LOC: CITIBANK NA)		0.95%		07/07/17	6,460,000	6,460,000
24
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port Auth of New York & New Jersey
Consolidated Bonds 148th Series (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	9,990,500	9,990,500
Consolidated Bonds 179th Series (LIQ: CITIBANK NA)	a	0.94%		07/07/17	2,580,000	2,580,000
Consolidated Bonds 193rd Series (LIQ: CITIBANK NA)	a	0.94%		07/07/17	2,400,000	2,400,000
Consolidated Bonds 194th Series (LIQ: CITIBANK NA)	a	0.94%		07/07/17	1,220,000	1,220,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	11,800,000	11,800,000
Consolidated Bonds 197th Series (LIQ: BARCLAYS BANK PLC)	a	0.99%		07/07/17	2,380,000	2,380,000
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,055,000	3,055,000
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		1.01%		07/07/17	6,565,000	6,565,000
Suffolk County IDA
Civic Facility RB (Guide Dog Foundation for the Blind) Series 2001 (LOC: JPMORGAN CHASE BANK NA)		0.97%		07/07/17	2,265,000	2,265,000
Syracuse IDA
Civic Facility Refunding RB (Crouse Health) Series 2003A (LOC: HSBC BANK USA NA)		0.91%		07/07/17	5,350,000	5,350,000
Triborough Bridge & Tunnel Auth
General RB Series 2001C (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.92%		07/07/17	15,630,000	15,630,000
General RB Series 2009A2 (LIQ: BANK OF AMERICA NA)	a	0.97%		07/07/17	6,500,000	6,500,000
General RB Series 2013C (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	6,665,000	6,665,000
General Refunding RB Series 2005B3 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.92%		07/07/17	17,100,000	17,100,000
General Refunding RB Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	4,195,000	4,195,000
Refunding RB Series 2017B (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	2,495,000	2,495,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: CREDIT SUISSE AG)	a	0.92%		07/07/17	21,665,000	21,665,000
Restructuring Bonds Series 2013TE (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,355,000	3,355,000
Warren & Wash Cnty IDA
RB (The Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.92%		07/07/17	8,670,000	8,670,000
Total Variable-Rate Municipal Securities
(Cost $1,415,635,334)						1,415,635,334

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $1,641,772,010.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $666,790,500 or 41.1% of net assets.

25
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At June 30, 2017, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
26
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at cost and value (Note 2a)		$1,641,772,010
Cash		1,135
Receivables:
Investments sold		11,441,006
Interest		2,289,235
Fund shares sold		1,620,137
Prepaid expenses	+	27,600
Total assets		1,657,151,123
Liabilities
Payables:
Investments bought		34,740,192
Investment adviser and administrator fees		456,162
Shareholder service fees		45,327
Distributions to shareholders		186,853
Fund shares redeemed		120,000
Accrued expenses	+	78,734
Total liabilities		35,627,268
Net Assets
Total assets		1,657,151,123
Total liabilities	–	35,627,268
Net assets		$1,621,523,855
Net Assets by Source
Capital received from investors		1,621,236,116
Net realized capital gains		287,739

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$1,363,516,047		1,361,374,726		$1.00
Value Advantage Shares	$258,007,808		257,605,711		$1.00

27
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Interest		$6,787,359
Expenses
Investment adviser and administrator fees		2,867,056
Shareholder service fees:
Sweep Shares		2,571,356
Value Advantage Shares		252,542
Portfolio accounting fees		56,475
Professional fees		21,716
Registration fees		19,428
Independent trustees' fees		17,212
Custodian fees		15,277
Shareholder reports		13,021
Transfer agent fees		7,198
Interest expense		847
Other expenses	+	14,354
Total expenses		5,856,482
Expense reduction by CSIM and its affiliates	–	606,167
Net expenses	–	5,250,315
Net investment income		1,537,044
Realized Gains (Losses)
Net realized gains on investments		287,739
Increase in net assets resulting from operations		$1,824,783
28
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$1,537,044	$783,424
Net realized gains	+	287,739	102,532
Increase in net assets from operations		1,824,783	885,956
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(1,125,868)	(542,837)
Value Advantage Shares	+	(411,176)	(240,587)
Total distributions from net investment income		(1,537,044)	(783,424)
Distributions from net realized gains
Sweep Shares		—	(40,011)
Value Advantage Shares	+	—	(5,316)
Total distributions from net realized gains		—	(45,327)
Total distributions		(1,537,044)	(828,751)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		1,771,187,579	3,896,072,969
Value Advantage Shares	+	114,450,300	73,941,272
Total shares sold		1,885,637,879	3,970,014,241
Shares Reinvested
Sweep Shares		983,172	577,563
Value Advantage Shares	+	327,358	227,120
Total shares reinvested		1,310,530	804,683
Shares Redeemed
Sweep Shares		(1,977,541,944)	(4,056,312,696)
Value Advantage Shares	+	(66,024,954)	(74,773,398)
Total shares redeemed		(2,043,566,898)	(4,131,086,094)
Net transactions in fund shares		(156,618,489)	(160,267,170)
Net Assets
Beginning of period		1,777,854,605	1,938,064,570
Total decrease	+	(156,330,750)	(160,209,965)
End of period		$1,621,523,855	$1,777,854,605
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
29
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New Jersey Municipal Money Fund
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	—	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.09% [3]	0.02%	0.01%	0.02%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.57% [4],[5]	0.41% [4]	0.08% [4]	0.09% [4]	0.15% [4]	0.21% [4]
Gross operating expenses	0.73% [5]	0.74%	0.75%	0.74%	0.74%	0.74%
Net investment income (loss)	0.16% [5]	0.02%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$500	$655	$625	$607	$622	$635

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5
Annualized.
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New Jersey Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
24.1%	Fixed-Rate Municipal Securities	120,683,895	120,683,895
66.6%	Variable-Rate Municipal Securities	332,942,000	332,942,000
90.7%	Total Investments	453,625,895	453,625,895
9.3%	Other Assets and Liabilities, Net		46,744,982
100.0%	Net Assets		500,370,877

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 24.1% of net assets
New Jersey 24.1%
Brick Township
BAN		2.00%		07/26/17	6,400,000	6,404,593
Burlington Cnty Bridge Commission
Sub Revenue Notes Series 2016		2.00%		11/16/17	6,000,000	6,025,858
East Brunswick
BAN		2.00%		07/27/17	5,789,550	5,794,458
Edgewater
BAN 2016		2.00%		07/21/17	12,000,000	12,006,510
Fort Lee
BAN 2016		2.00%		11/10/17	6,000,000	6,024,292
Freehold Township
BAN 2016		2.25%		11/17/17	4,594,000	4,617,933
Montclair Township
GO BAN		2.50%		11/03/17	6,000,000	6,033,194
Port Auth of New York & New Jersey
CP Series A		0.95%		09/06/17	4,000,000	4,000,000
CP Series B		0.93%		07/19/17	4,700,000	4,700,000
CP Series B		0.86%		08/10/17	19,000,000	19,000,000
CP Series B		0.90%		08/24/17	16,500,000	16,500,000
Robbinsville
BAN Series 2016A		2.00%		07/27/17	12,000,000	12,009,532
Rutgers State Univ
CP Series A&B (LIQ: WELLS FARGO BANK NA)		0.83%		07/18/17	9,000,000	9,000,000
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Schwab New Jersey Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Verona Township
BAN		2.00%		07/21/17	8,562,500	8,567,525
Total Fixed-Rate Municipal Securities
(Cost $120,683,895)						120,683,895

Variable-Rate Municipal Securities 66.6% of net assets
New Jersey 56.6%
Delaware River Port Auth
Refunding RB Series 2010B (LOC: BARCLAYS BANK PLC)		0.91%		07/07/17	3,215,000	3,215,000
Gloucester Cnty Pollution Control Financing Auth
Pollution Control Refunding RB (ExxonMobil) Series 2003		0.50%		07/03/17	17,465,000	17,465,000
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 1986 (LOC: TD BANK NA)		0.90%		07/07/17	5,000,000	5,000,000
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: CREDIT SUISSE AG)	a	0.94%		07/07/17	4,000,000	4,000,000
Motor Vehicle Surcharges RB Series 2004A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: BANK OF AMERICA NA)	a	1.03%		07/07/17	5,715,000	5,715,000
RB (Applewood Estates) Series 2005B (LOC: TD BANK NA)		0.92%		07/07/17	7,000,000	7,000,000
RB (Cooper Health) Series 2008A (LOC: TD BANK NA)		0.89%		07/07/17	6,100,000	6,100,000
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/07/17	18,404,000	18,404,000
New Jersey Health Care Facilities Financing Auth
Hospital Capital Asset RB Series 1985A (LOC: TD BANK NA)		0.89%		07/07/17	18,715,000	18,715,000
RB (Atlantic Health) Series 2008B (LOC: BANK OF AMERICA NA)		0.88%		07/07/17	12,100,000	12,100,000
RB (Atlantic Health) Series 2008C (LOC: JPMORGAN CHASE BANK NA)		0.88%		07/07/17	12,410,000	12,410,000
RB (Composite Program) Series 2006A3 (LOC: JPMORGAN CHASE BANK NA)		0.95%		07/07/17	2,980,000	2,980,000
RB (Composite Program) Series 2006A5 (LOC: WELLS FARGO BANK NA)		0.90%		07/07/17	3,000,000	3,000,000
RB (Meridian Health) Series 2003A (LOC: JPMORGAN CHASE BANK NA)		0.88%		07/07/17	16,800,000	16,800,000
RB (Robert Wood Johnson Univ Hospital) Series 2014B (LOC: TD BANK NA)		0.83%		07/07/17	13,050,000	13,050,000
RB (Virtua Health) Series 2004 (LOC: WELLS FARGO BANK NA)		0.86%		07/07/17	11,070,000	11,070,000
RB (Virtua Health) Series 2009 (LOC: JPMORGAN CHASE BANK NA)		0.60%		07/03/17	12,500,000	12,500,000
RB (Virtua Health) Series 2009E (LOC: TD BANK NA)		0.89%		07/07/17	1,000,000	1,000,000
New Jersey Housing & Mortgage Finance Agency
M/F Housing RB Series 2007G (LOC: BANK OF AMERICA NA)		0.93%		07/07/17	3,000,000	3,000,000
M/F Housing RB Series 2008B (LOC: BANK OF AMERICA NA)		0.95%		07/07/17	8,200,000	8,200,000
M/F Housing RB Series 20135 (LOC: CITIBANK NA)		0.92%		07/07/17	42,370,000	42,370,000
S/F Housing RB Series 2008BB (LIQ: TD BANK NA)		0.88%		07/07/17	11,500,000	11,500,000
S/F Housing RB Series 2008BB (LIQ: TD BANK NA)		0.96%		07/07/17	9,500,000	9,500,000
S/F Housing RB Series 2008Z (LIQ: ROYAL BANK OF CANADA)		0.93%		07/07/17	3,000,000	3,000,000
New Jersey Transportation Trust Fund Auth
Transportation System RB Series 2006A & 2009A (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/07/17	6,000,000	6,000,000
32
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New Jersey Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port Auth of New York & New Jersey
Consolidated Bonds 169th Series (LIQ: TORONTO-DOMINION BANK/THE)	a	1.01%		07/07/17	2,200,000	2,200,000
Consolidated Bonds 194th Series (LIQ: CITIBANK NA)	a	0.94%		07/07/17	1,220,000	1,220,000
Consolidated Bonds 198th series (LIQ: CITIBANK NA)	a	0.91%		07/07/17	3,750,000	3,750,000
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,050,000	3,050,000
Rutgers State Univ
GO Bonds Series 2013L (LIQ: BANK OF AMERICA NA)	a	0.95%		07/07/17	7,700,000	7,700,000
GO Refunding Bonds Series 2013J (LIQ: CITIBANK NA)	a	0.91%		07/07/17	3,940,000	3,940,000
Union Cnty Pollution Control Finance Auth
Refunding RB (Exxon) Series 1989		0.56%		07/03/17	930,000	930,000
Refunding RB (Exxon) Series 1994		0.50%		07/03/17	6,200,000	6,200,000
						283,084,000
California 1.8%
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: CITIBANK NA)	a	1.04%		07/07/17	7,200,000	7,200,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a	1.04%		07/07/17	2,000,000	2,000,000
						9,200,000
Colorado 0.5%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)		0.97%		07/07/17	2,275,000	2,275,000
Idaho 2.0%
Power Cnty IDA
Solid Waste Disposal RB (J.R. Simplot Co) Series 2012 (LOC: COOPERATIEVE RABOBANK UA)		1.07%		07/07/17	10,000,000	10,000,000
Illinois 0.5%
Chicago
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)		0.97%		07/07/17	2,448,000	2,448,000
Nevada 0.0%
Clark Cnty
Airport System Sub Lien RB Series 2008A2 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.91%		07/07/17	125,000	125,000
New York 0.3%
New York City
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)		0.98%		07/03/17	1,560,000	1,560,000
North Carolina 0.5%
Davidson Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Childress Winery) Series 2004 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.96%		07/07/17	2,250,000	2,250,000
33
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New Jersey Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Maryland 0.5%
Maryland Community Development Administration
M/F Development RB (Park View at Catonsville) Series 2007B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.00%		07/07/17	2,300,000	2,300,000
Rhode Island 3.5%
Rhode Island Housing & Mortgage Finance Corp
M/F Mortgage RB (Groves at Johnson) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		1.00%		07/07/17	17,500,000	17,500,000
Other Investment 0.4%
Nuveen Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: JPMORGAN CHASE BANK NA)	a	1.06%		07/07/17	2,200,000	2,200,000
Total Variable-Rate Municipal Securities
(Cost $332,942,000)						332,942,000

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $453,625,895.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $67,379,000 or 13.5% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At June 30, 2017, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
34
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New Jersey Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at cost and value (Note 2a)		$453,625,895
Cash		45,589,070
Receivables:
Interest		1,403,983
Prepaid expenses	+	13,887
Total assets		500,632,835
Liabilities
Payables:
Investment adviser and administrator fees		56,113
Distributions to shareholders		169,470
Accrued expenses	+	36,375
Total liabilities		261,958
Net Assets
Total assets		500,632,835
Total liabilities	–	261,958
Net assets		$500,370,877
Net Assets by Source
Capital received from investors		500,373,110
Net realized capital losses		(2,233)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$500,370,877		499,727,889		$1.00

35
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New Jersey Municipal Money Fund
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Interest		$2,145,964
Expenses
Investment adviser and administrator fees		1,019,673
Shareholder service fees		1,019,673
Portfolio accounting fees		40,622
Professional fees		14,577
Independent trustees' fees		13,582
Registration fees		10,446
Custodian fees		8,226
Shareholder reports		4,935
Transfer agent fees		2,465
Interest expense		701
Other expenses	+	5,082
Total expenses		2,139,982
Expense reduction by CSIM and its affiliates	–	469,903
Net expenses	–	1,670,079
Net investment income		475,885
Increase in net assets resulting from operations		$475,885
36
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New Jersey Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$475,885	$97,307
Net realized gains	+	—	18,692
Increase in net assets from operations		475,885	115,999
Distributions to Shareholders
Distributions from net investment income		(475,885)	(97,307)
Transactions in Fund Shares*
Shares sold		528,343,771	1,182,823,831
Shares reinvested		305,942	95,927
Shares redeemed	+	(683,020,272)	(1,152,759,912)
Net transactions in fund shares		(154,370,559)	30,159,846
Net Assets
Beginning of period		654,741,436	624,562,898
Total increase or decrease	+	(154,370,559)	30,178,538
End of period		$500,370,877	$654,741,436
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
37
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab Pennsylvania Municipal Money Fund
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	—	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.12% [3]	0.04%	0.01%	0.02%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.57% [4],[5]	0.41% [4]	0.09% [4]	0.09% [4]	0.14% [4]	0.20% [4]
Gross operating expenses	0.75% [5]	0.75%	0.75%	0.75%	0.74%	0.75%
Net investment income (loss)	0.22% [5]	0.03%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$353	$418	$526	$542	$518	$552

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5
Annualized.
38
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
18.1%	Fixed-Rate Municipal Securities	63,865,000	63,865,000
81.8%	Variable-Rate Municipal Securities	288,385,000	288,385,000
99.9%	Total Investments	352,250,000	352,250,000
0.1%	Other Assets and Liabilities, Net		328,338
100.0%	Net Assets		352,578,338

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 18.1% of net assets
Pennsylvania 18.1%
Allegheny Cnty IDA
RB (St. Joseph High School) Series 2009 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.20%		12/01/17	7,000,000	7,000,000
Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012A		5.00%		07/01/17	1,165,000	1,165,000
Pennsylvania Infrastructure Investment Auth
GO CP Series 2016A (LIQ: JPMORGAN CHASE BANK NA)		0.91%		09/05/17	4,200,000	4,200,000
Pennsylvania State Univ
Refunding RB Series 2009B		1.05%		06/01/18	6,000,000	6,000,000
Philadelphia
Airport Revenue CP Series A1&B1&C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.96%		09/05/17	4,400,000	4,400,000
Airport Revenue CP Series B3 (LOC: WELLS FARGO BANK NA)		0.95%		08/03/17	4,600,000	4,600,000
Philadelphia Gas Works
CP Series G1 & Sub Series 1 (LOC: JPMORGAN CHASE BANK NA)		0.86%		07/10/17	27,500,000	27,500,000
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.80%		07/01/17	3,000,000	3,000,000
Hospital RB (Washington Hospital) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.80%		07/03/17	6,000,000	6,000,000
Total Fixed-Rate Municipal Securities
(Cost $63,865,000)						63,865,000

39
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 81.8% of net assets
Pennsylvania 73.5%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	a	1.00%		07/03/17	500,000	500,000
RB (Univ of Pittsburgh Medical Center) Series 2010F (LIQ: JPMORGAN CHASE BANK NA)	a	1.00%		07/03/17	555,000	555,000
Allegheny Cnty IDA
Health Care RB (Vincentian Collaborative) Series 2008B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.90%		07/07/17	4,000,000	4,000,000
Beaver Cnty IDA
Environmental Improvement RB (BASF Corp) Series 1997		1.05%		07/07/17	10,800,000	10,800,000
Bucks Cnty IDA
Hospital RB (Grand View Hospital) Series 2008A (LOC: TD BANK NA)		0.89%		07/07/17	14,685,000	14,685,000
Butler Cnty Hospital Auth
RB (Concordia Lutheran) Series 2012A (LOC: BMO HARRIS BANK NA)		0.91%		07/07/17	1,300,000	1,300,000
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: BANK OF AMERICA NA)		0.96%		07/07/17	17,480,000	17,480,000
Delaware Cnty IDA
Airport Facilities Refunding RB (UPS) Series 2015		0.94%		07/03/17	7,250,000	7,250,000
Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		07/07/17	17,470,000	17,470,000
Geisinger Auth
Health System RB (Geisinger Health) 2005A (LIQ: TD BANK NA)		0.88%		07/03/17	1,500,000	1,500,000
RB (Geisinger Health) Series 2017A (LIQ: BARCLAYS BANK PLC)	a	0.93%		07/07/17	5,330,000	5,330,000
Indiana Cnty Hospital Auth
Hospital RB (Indiana Regional Medical Center) Series 2014B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.93%		07/07/17	6,800,000	6,800,000
Luzerne Cnty Convention Center Auth
Hotel Room Rental Tax RB Series 2012 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.90%		07/07/17	1,400,000	1,400,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		07/07/17	4,175,000	4,175,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.99%		07/07/17	8,010,000	8,010,000
Northampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMORGAN CHASE BANK NA)		1.05%		07/07/17	7,500,000	7,500,000
RB (Binney & Smith) Series 1997B (LOC: JPMORGAN CHASE BANK NA)		1.10%		07/07/17	335,000	335,000
Pennsylvania
GO Bonds 1st Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	1,000,000	1,000,000
GO Bonds 1st Series of 2012 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	2,000,000	2,000,000
GO Refunding Bonds 3rd Series 2004 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.94%		07/06/17	14,610,000	14,610,000
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pennsylvania Economic Development Financing Auth
Economic Development RB Series 2005B2 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.99%		07/07/17	1,900,000	1,900,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.99%		07/07/17	1,000,000	1,000,000
RB (Solar Innovations) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		1.21%		07/07/17	5,605,000	5,605,000
RB (Univ of Pittsburgh Medical Center) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	1.01%		07/07/17	1,665,000	1,665,000
RB (Univ of Pittsburgh Medical Center) Series 2016 (LIQ: BARCLAYS BANK PLC)	a	0.97%		07/07/17	3,605,000	3,605,000
Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: ROYAL BANK OF CANADA)		0.95%		07/07/17	4,500,000	4,500,000
S/F Mortgage RB Series 2004-81C (LIQ: ROYAL BANK OF CANADA)		0.95%		07/07/17	6,405,000	6,405,000
S/F Mortgage RB Series 2005-91B (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.96%		07/07/17	27,305,000	27,305,000
S/F Mortgage RB Series 2006-93B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.94%		07/07/17	2,750,000	2,750,000
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	a	1.01%		07/07/17	4,425,000	4,425,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.96%		07/07/17	5,300,000	5,300,000
Refunding RB (Univ of Pennsylvania Health) Series 2016C (LIQ: BANK OF AMERICA NA)	a	0.98%		07/07/17	4,095,000	4,095,000
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.95%		07/07/17	6,905,000	6,905,000
Philadelphia
GO Refunding Bonds Series 2009B (LOC: BARCLAYS BANK PLC)		0.91%		07/07/17	12,500,000	12,500,000
Water & Wastewater RB Series 1997B (LOC: TD BANK NA)		0.89%		07/07/17	5,700,000	5,700,000
Philadelphia IDA
Refunding RB Series 2007B2 (LOC: TD BANK NA)		0.89%		07/07/17	4,300,000	4,300,000
St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2012B		0.88%		07/07/17	12,400,000	12,400,000
Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.85%		07/07/17	17,470,000	17,470,000
Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley Hospital) Series 2011A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.90%		07/07/17	4,540,000	4,540,000
						259,070,000
Alabama 0.3%
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)		1.07%		07/07/17	885,000	885,000
Arizona 0.3%
Pinal Cnty IDA
RB (D.A. Holdings) Series 2002 (LOC: WELLS FARGO BANK NA)		1.01%		07/07/17	1,100,000	1,100,000
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Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California 1.5%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006C		0.90%		07/07/17	2,100,000	2,100,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: CITIBANK NA)	a	1.04%		07/07/17	3,000,000	3,000,000
Sacramento Cnty Housing Auth
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: CITIBANK NA)		0.97%		07/07/17	100,000	100,000
						5,200,000
Florida 0.4%
Brevard Cnty HFA
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.95%		07/07/17	1,260,000	1,260,000
Illinois 1.4%
Illinois Housing Development Auth
M/F Housing RB (Sterling Towers) Series 2001 (LOC: BMO HARRIS BANK NA)		1.17%		07/07/17	2,905,000	2,905,000
Lake Cnty
IDRB (Northpoint Assoc) Series 1994 (LOC: NORTHERN TRUST COMPANY (THE))		0.96%		07/07/17	2,200,000	2,200,000
						5,105,000
New York 1.2%
New York State HFA
Housing RB (10 Barclay St) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		07/07/17	4,300,000	4,300,000
North Carolina 0.2%
North Carolina Ports Auth
Exempt Facility RB (Wilmington Bulk) Series 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.96%		07/07/17	675,000	675,000
Texas 0.2%
Texas Dept of Housing & Community Affairs
S/F Mortgage RB Series 2007A (LIQ: TEXAS STATE OF)		0.96%		07/07/17	790,000	790,000
Washington 0.8%
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)		0.95%		07/07/17	3,000,000	3,000,000
Other Investment 2.0%
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a	1.04%		07/07/17	7,000,000	7,000,000
Total Variable-Rate Municipal Securities
(Cost $288,385,000)						288,385,000

End of Investments.

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Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

At 06/30/17, the tax basis cost of the fund's investments was $352,250,000.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $54,690,000 or 15.5% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At June 30, 2017, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Pennsylvania Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at cost and value (Note 2a)		$352,250,000
Cash		56,064
Receivables:
Interest		460,867
Prepaid expenses	+	14,049
Total assets		352,780,980
Liabilities
Payables:
Investment adviser and administrator fees		39,199
Distributions to shareholders		132,067
Accrued expenses	+	31,376
Total liabilities		202,642
Net Assets
Total assets		352,780,980
Total liabilities	–	202,642
Net assets		$352,578,338
Net Assets by Source
Capital received from investors		352,578,338

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$352,578,338		352,221,552		$1.00

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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab Pennsylvania Municipal Money Fund
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Interest		$1,531,916
Expenses
Investment adviser and administrator fees		674,920
Shareholder service fees		674,920
Portfolio accounting fees		38,619
Professional fees		18,206
Independent trustees' fees		13,259
Registration fees		10,655
Shareholder reports		4,851
Custodian fees		4,147
Transfer agent fees		1,518
Interest expense		638
Other expenses	+	3,706
Total expenses		1,445,439
Expense reduction by CSIM and its affiliates	–	346,897
Net expenses	–	1,098,542
Net investment income		433,374
Increase in net assets resulting from operations		$433,374
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab Pennsylvania Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$433,374	$135,202
Net realized gains	+	—	83,605
Increase in net assets from operations		433,374	218,807
Distributions to Shareholders
Distributions from net investment income		(433,374)	(135,202)
Distributions from net realized gains	+	—	(45,880)
Total distributions		(433,374)	(181,082)
Transactions in Fund Shares*
Shares sold		459,820,353	1,027,092,998
Shares reinvested		300,614	179,128
Shares redeemed	+	(525,928,765)	(1,135,141,190)
Net transactions in fund shares		(65,807,798)	(107,869,064)
Net Assets
Beginning of period		418,386,136	526,217,475
Total decrease	+	(65,807,798)	(107,831,339)
End of period		$352,578,338	$418,386,136
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab Massachusetts Municipal Money Fund
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.10% [3]	0.04%	0.04%	0.02%	0.01%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.57% [4],[5]	0.40% [4]	0.08% [4]	0.10% [4]	0.13% [4]	0.19% [4]
Gross operating expenses	0.74% [5]	0.75%	0.77%	0.75%	0.75%	0.75%
Net investment income (loss)	0.19% [5]	0.02%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$399	$437	$460	$446	$430	$499

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
5
Annualized.
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Schwab Massachusetts Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
11.7%	Fixed-Rate Municipal Securities	46,610,474	46,610,474
87.2%	Variable-Rate Municipal Securities	347,976,000	347,976,000
98.9%	Total Investments	394,586,474	394,586,474
1.1%	Other Assets and Liabilities, Net		4,580,090
100.0%	Net Assets		399,166,564

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 11.7% of net assets
Massachusetts 11.7%
Massachusetts
GO Refunding Bonds Series 2016B		2.00%		07/01/17	100,000	100,000
Massachusetts Bay Transportation Auth
Sales Tax CP BAN Series A (LIQ: US BANK NATIONAL ASSOCIATION)		0.89%		07/13/17	24,000,000	24,000,000
Massachusetts Port Auth
CP Notes Series 2012A (LOC: TD BANK NA)		0.93%		09/08/17	12,000,000	12,000,000
Massachusetts School Building Auth
Sub Dedicated Sales Tax CP BAN Series B (LOC: CITIBANK NA)		0.87%		08/18/17	2,500,000	2,500,000
Westborough
GO BAN		2.00%		08/11/17	8,000,000	8,010,474
Total Fixed-Rate Municipal Securities
(Cost $46,610,474)						46,610,474

Variable-Rate Municipal Securities 87.2% of net assets
Massachusetts 77.3%
Billerica
ULT GO Series 70B (LIQ: US BANK NATIONAL ASSOCIATION)	a	1.07%	07/06/17	08/10/17	4,290,000	4,290,000
Massachusetts
GO Bonds Series 2007C (ESCROW) (LIQ: SOCIETE GENERALE SA)	a	0.95%		07/07/17	12,250,000	12,250,000
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.95%		07/07/17	1,500,000	1,500,000
GO Refunding Bonds Series 2015C (LOC: JPMORGAN CHASE BANK NA)	a	1.00%		07/03/17	19,000,000	19,000,000
GO Refunding Bonds Series 2016G (LIQ: BARCLAYS BANK PLC)	a	0.94%		07/07/17	3,330,000	3,330,000
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Schwab Massachusetts Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2005A&2006B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.95%		07/06/17	6,500,000	6,500,000
Sr Sales Tax Bonds Series 2005B (LIQ: CITIBANK NA)	a	0.93%		07/07/17	9,900,000	9,900,000
Massachusetts Clean Water Trust
Pool Program Refunding Bonds Series 2006 (LIQ: CREDIT SUISSE AG)	a	0.94%		07/07/17	8,195,000	8,195,000
State Revolving Fund Bonds Series 14 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	6,665,000	6,665,000
Massachusetts Dept of Transportation
Metropolitan Highway System Sr RB Series 2010A2 (LOC: BARCLAYS BANK PLC)		0.91%		07/07/17	16,900,000	16,900,000
Metropolitan Highway System Sub RB Series 2010A2 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.88%		07/07/17	4,775,000	4,775,000
Massachusetts Development Finance Agency
Education RB (Cushing Academy) Series 2004 (LOC: TD BANK NA)		0.91%		07/07/17	2,280,000	2,280,000
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: BANK OF AMERICA NA)		1.01%		07/07/17	2,155,000	2,155,000
RB (Boston Univ) Series U3 (LOC: NORTHERN TRUST COMPANY (THE))		0.89%		07/07/17	7,600,000	7,600,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.95%		07/07/17	4,610,000	4,610,000
RB (CIL Realty) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.95%		07/07/17	7,115,000	7,115,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.95%		07/07/17	9,955,000	9,955,000
RB (College of the Holy Cross) Series 2002 (LIQ: CREDIT SUISSE AG)	a	1.04%		07/07/17	5,050,000	5,050,000
RB (Harvard Univ) Series 2016A (LIQ: WELLS FARGO BANK NA)	a	0.94%		07/07/17	3,750,000	3,750,000
RB (Marine Biological Laboratory) Series 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.90%		07/07/17	6,960,000	6,960,000
RB (Partners HealthCare) Series 2014M2 (LOC: BANK OF NEW YORK MELLON/THE)		0.90%		07/07/17	10,100,000	10,100,000
RB (Partners HealthCare) Series 2014M4 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	4,170,000	4,170,000
RB (Partners HealthCare) Series 2015O1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	1,600,000	1,600,000
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	1,350,000	1,350,000
Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I		0.90%		07/07/17	8,560,000	8,560,000
RB (Baystate Medical Center) Series 2005G (LOC: WELLS FARGO BANK NA)		0.89%		07/03/17	3,400,000	3,400,000
RB (Baystate Medical Center) Series 2009J2 (LOC: JPMORGAN CHASE BANK NA)		0.92%		07/03/17	10,710,000	10,710,000
RB (Capital Asset Program) Series M2 (LOC: BANK OF AMERICA NA)		0.96%		07/07/17	2,040,000	2,040,000
RB (Capital Asset Program) Series M4A (LOC: BANK OF AMERICA NA)		0.96%		07/07/17	3,605,000	3,605,000
RB (Children's Hospital) Series 2010N4 (LOC: WELLS FARGO BANK NA)		0.92%		07/03/17	800,000	800,000
RB (Harrington Memorial Hospital) Series 2008A (LOC: TD BANK NA)		0.90%		07/07/17	9,430,000	9,430,000
RB (Harvard Univ) Series Y		0.92%		07/07/17	15,900,000	15,900,000
RB (Henry Heywood Memorial) Series 2009C2 (LOC: TD BANK NA)		0.94%		07/03/17	8,450,000	8,450,000
RB (MIT) Series 2001J1		0.85%		07/07/17	19,100,000	19,100,000
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab Massachusetts Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (MIT) Series 2001J2		0.92%		07/07/17	750,000	750,000
RB (Museum of Fine Arts) Series 2007A2 (LIQ: BANK OF AMERICA NA)		0.93%		07/03/17	2,700,000	2,700,000
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,100,000	2,100,000
RB (Partners HealthCare) Series P2 (LIQ: JPMORGAN CHASE BANK NA)		0.90%		07/07/17	500,000	500,000
Massachusetts HFA
Housing Bonds Series 2009A (LOC: TD BANK NA)		0.94%		07/07/17	2,500,000	2,500,000
Housing Bonds Series 2016I (LIQ: BARCLAYS BANK PLC)	a	0.95%		07/07/17	8,745,000	8,745,000
Housing RB (Princeton Westford) Series 2015A (LOC: BANK OF AMERICA NA)		0.92%		07/07/17	4,800,000	4,800,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: CITIBANK NA)	a	0.94%		07/07/17	4,125,000	4,125,000
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	3,250,000	3,250,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	985,000	985,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015D (LIQ: CITIBANK NA)	a	0.94%		07/07/17	8,985,000	8,985,000
Massachusetts Water Resources Auth
General Refunding RB Series 2008A2 (LIQ: TD BANK NA)		0.91%		07/07/17	4,350,000	4,350,000
Sub Refunding RB Series 2002C (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.93%		07/03/17	2,900,000	2,900,000
Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: CITIBANK NA)	a	0.93%		07/07/17	5,500,000	5,500,000
RB Sr Series 2014-1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	5,365,000	5,365,000
RB Sr Series 2017-1 (LIQ: MORGAN STANLEY BANK NA)	a	0.94%		07/07/17	1,000,000	1,000,000
Refunding RB Sr Series 2011-1 (LIQ: WELLS FARGO BANK NA)		0.89%		07/07/17	6,510,000	6,510,000
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	1,500,000	1,500,000
						308,560,000
California 0.5%
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a	1.04%		07/07/17	1,900,000	1,900,000
Colorado 0.6%
Colorado Housing & Finance Auth
Economic Development RB (Closet Factory) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)		1.01%		07/07/17	2,300,000	2,300,000
Connecticut 0.6%
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: JPMORGAN CHASE BANK NA)	a	0.93%		07/07/17	2,220,000	2,220,000
Illinois 0.6%
Chicago
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)		0.97%		07/07/17	1,211,000	1,211,000
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO HARRIS BANK NA)		0.95%		07/07/17	1,090,000	1,090,000
						2,301,000
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Schwab Massachusetts Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Indiana 0.4%
Indianapolis
M/F Refunding RB (Lake Nora & Fox Club) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.88%		07/07/17	1,600,000	1,600,000
Michigan 0.4%
Michigan Finance Auth
Healthcare Equipment Loan Program Bonds Series C (LOC: FIFTH THIRD BANK (OHIO))		1.01%		07/07/17	1,750,000	1,750,000
Minnesota 0.3%
Minneapolis
M/F Housing RB (Seven Corners Apts) Series 2012F (LOC: WELLS FARGO BANK NA)		1.00%		07/07/17	1,345,000	1,345,000
New York 4.0%
New York State HFA
Housing RB (10 Barclay St) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.93%		07/07/17	10,000,000	10,000,000
Housing RB (Navy Pier Court) Series 2014A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.91%		07/07/17	6,000,000	6,000,000
						16,000,000
Other Investment 2.5%
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	a	1.07%		07/07/17	10,000,000	10,000,000
Total Variable-Rate Municipal Securities
(Cost $347,976,000)						347,976,000

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $394,586,474.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $143,225,000 or 35.9% of net assets.

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Schwab Massachusetts Municipal Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district

At June 30, 2017, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Massachusetts Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at cost and value (Note 2a)		$394,586,474
Cash		228,019
Receivables:
Investments sold		3,975,945
Interest		576,586
Prepaid expenses	+	18,303
Total assets		399,385,327
Liabilities
Payables:
Investment adviser and administrator fees		45,134
Distributions to shareholders		143,083
Accrued expenses	+	30,546
Total liabilities		218,763
Net Assets
Total assets		399,385,327
Total liabilities	–	218,763
Net assets		$399,166,564
Net Assets by Source
Capital received from investors		399,165,328
Net realized capital gains		1,236

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$399,166,564		398,372,900		$1.00

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Schwab Massachusetts Municipal Money Fund
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Interest		$1,678,387
Expenses
Investment adviser and administrator fees		769,894
Shareholder service fees		769,894
Portfolio accounting fees		39,699
Professional fees		14,161
Independent trustees' fees		13,317
Registration fees		10,437
Custodian fees		4,683
Shareholder reports		3,915
Transfer agent fees		1,743
Interest expense		624
Other expenses	+	3,772
Total expenses		1,632,139
Expense reduction by CSIM and its affiliates	–	381,799
Net expenses	–	1,250,340
Net investment income		428,047
Realized Gains (Losses)
Net realized gains on investments		1,236
Increase in net assets resulting from operations		$429,283
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Schwab Massachusetts Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$428,047	$115,510
Net realized gains	+	1,236	96,770
Increase in net assets from operations		429,283	212,280
Distributions to Shareholders
Distributions from net investment income		(428,047)	(115,510)
Distributions from net realized gains	+	—	(42,064)
Total distributions		(428,047)	(157,574)
Transactions in Fund Shares*
Shares sold		460,254,365	1,093,304,129
Shares reinvested		284,345	156,510
Shares redeemed	+	(498,168,691)	(1,116,663,047)
Net transactions in fund shares		(37,629,981)	(23,202,408)
Net Assets
Beginning of period		436,795,309	459,943,011
Total decrease	+	(37,628,745)	(23,147,702)
End of period		$399,166,564	$436,795,309
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Municipal Money Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Variable Share Price Money Fund™
Schwab Government Money Fund™	Schwab Retirement Government Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New York Municipal Money Fund
Schwab Cash Reserves™	Schwab New Jersey Municipal Money Fund
Schwab Retirement Advantage Money Fund®	Schwab Pennsylvania Municipal Money Fund
Schwab Investor Money Fund®	Schwab Massachusetts Municipal Money Fund
Schwab New York Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts Municipal Money Fund each offer one share class: Sweep Shares.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
At a meeting held on June 6, 2017, the Board approved the liquidation of, and the related Plan of Liquidation for, each of the Schwab Massachusetts Municipal Money Fund, Schwab New Jersey Municipal Money Fund and Schwab Pennsylvania Municipal Money Fund.
Accordingly, effective June 8, 2017 (the Closing Date), each fund was closed to new investors. All existing investors may continue to make additional investments and receive dividends and/or distributions in the form of additional shares of each fund through the Liquidation Date. Each fund anticipates making a distribution of any taxable dividends and capital gains of the fund prior to or on its liquidation.
Each of the Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts Municipal Money Fund will redeem all of its outstanding shares on or about September 12, 2017, September 14, 2017 and September 14, 2017, respectively (the Liquidation Date), and distribute the proceeds to such fund's shareholders in an amount equal to the shareholder's proportionate interest in the net assets of the fund after the fund has paid or provided for all of its charges, taxes, expenses and liabilities. On or before the Liquidation Date, all portfolio holdings of each fund will be converted to cash, cash equivalents or other liquid assets. As a result, each fund will not be able to achieve its investment objective and will deviate from its investment policies during the period between the Closing Date and the Liquidation Date.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds' Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
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Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
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Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to greater than 10% of investments in securities in each fund.
	Schwab New York Municipal Money Fund	Schwab New Jersey Municipal Money Fund	Schwab Pennsylvania Municipal Money Fund	Schwab Massachusetts Municipal Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	86%	63%	84%	86%
% of investments in securities with credit enhancements or liquidity enhancements greater than 10% from a single institution	14% (Federal National Mortgage Association)	14% (TD Bank NA)	13% (JPMorgan Chase Bank NA)	11% (JPMorgan Chase Bank NA)
	11% (JPMorgan Chase Bank NA)	12% (Citibank NA)	10% (PNC Bank National Association)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.

4. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to continue to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed-rate investments,
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Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. A fund's investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and could potentially affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase ,sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
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Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

4. Risk Factors (continued):
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2017, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund's average daily net assets were as follows:
Schwab New York Municipal Money Fund	0.34%
Schwab New Jersey Municipal Money Fund	0.35%
Schwab Pennsylvania Municipal Money Fund	0.35%
Schwab Massachusetts Municipal Money Fund	0.35%
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables the Sweep Shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep Shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the funds' shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares	0.25%	0.10%
Value Advantage Shares*	0.22%	n/a
*	Value Advantage Shares are only offered by Schwab New York Municipal Money Fund.
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Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) as follows:
	Schwab New York Municipal Money Fund	Schwab New Jersey Municipal Money Fund	Schwab Pennsylvania Municipal Money Fund	Schwab Massachusetts Municipal Money Fund
Sweep Shares	0.65%	0.65%	0.65%	0.65%
Value Advantage Shares*	0.45%	n/a	n/a	n/a
*	Value Advantage Shares are only offered by Schwab New York Municipal Money Fund.
In addition, effective January 1, 2017 through December 31, 2017, CSIM and its affiliates agreed to waive an additional amount of the funds' expenses equal to 0.005% of the funds' average daily net assets.
During the period ended June 30, 2017, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab New York Municipal Money Fund	$606,167	$606,167
Schwab New Jersey Municipal Money Fund	469,903	260,169
Schwab Pennsylvania Municipal Money Fund	346,897	201,020
Schwab Massachusetts Municipal Money Fund	381,799	212,709
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund.
Additional Voluntary Waiver/Reimbursement
Effective June 8, 2017, through the Liquidation Date, CSIM and its affiliates will waive fees and reimburse the Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Massachusetts Municipal Money Fund for all operating expenses.
Interfund Transactions
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2017, each fund’s total aggregate security transactions with other Schwab funds as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab New York Municipal Money Fund	$20,293,314	($3,556)
Schwab New Jersey Municipal Money Fund	8,966,290	—
Schwab Pennsylvania Municipal Money Fund	—	—
Schwab Massachusetts Municipal Money Fund	—	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
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Financial Notes, unaudited (continued)

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the Schwab New Jersey Municipal Money Fund had capital loss carryforwards of $2,233 with no expiration available to offset future net capital gains.
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the funds did not incur any interest or penalties.

9. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts Municipal Money Fund (each a Fund and collectively, the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 19, 2017, and June 6, 2017, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 6, 2017. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s, experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability, as discussed in more detail below, and also noted

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that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for non-taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Municipal Money Funds
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/schwabfunds_prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR13603-21
00196503

Semiannual Report  |  June 30, 2017
Schwab Money Market Fund™

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
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Schwab Money Market Fund  |  Semiannual Report

Schwab Money Market Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
The past few years have been an eventful period for the money market fund industry, with Money Market Fund Reform changing the way in which many money market funds are managed. New regulations resulted in certain money market funds moving from a stable net asset value (NAV) to one that “floats,” or changes along with the underlying value of securities in the portfolio. Investor eligibility requirements on certain types of money market funds also changed as a result of new regulations. Then there’s the Federal Reserve, which pivoted from maintaining historically low short-term interest rates since the financial crisis to raising the federal funds rate three times over the last 18 months, pushing money market fund yields higher.
At Charles Schwab Investment Management, we tend to view new developments such as those we’ve witnessed as creating new opportunities to benefit our investors. In recent years, we’ve instituted changes to the Schwab Taxable Money Fund product lineup in order to continue to provide money market funds that a wide array of investor types find appealing. While our stable NAV money market funds remain available to the majority of our investors, we launched the Schwab Variable Share Price Money Fund to provide a prime money market fund option for those no longer eligible for stable NAV money market funds. We also introduced the Schwab Retirement Government Money Fund for retirement plans looking for government money fund market exposure.
In addition, we regularly adjust the composition of the Schwab Taxable Money Fund holdings to take advantage of what we view as emerging opportunities among money market securities. In recent months, for example, we added variable rate demand municipal securities in order to add yield and liquidity to the portfolios. While the Schwab Taxable Money Funds weren’t active investors in these securities in the past, the current market has made the yields on such securities attractive.
To be certain, it’s a challenging environment for issuers and money market funds alike. As one of the largest money market fund managers in the market today, Charles Schwab Investment Management is committed to staying on top of the changes that could affect your money market fund investments.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Money Market Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ As one of the largest money market fund managers in the market today, Charles Schwab Investment Management is committed to staying on top of the changes that could affect your money market fund investments.”

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Schwab Money Market Fund  |  Semiannual Report

Schwab Money Market Fund
The Investment Environment

Over the six-month reporting period ended June 30, 2017, yields on taxable money market funds generally rose as the Federal Reserve (Fed) raised short-term interest rates twice in the first half of 2017. Steady economic growth and a solid labor market contributed to the Fed’s decision to raise the federal funds rate to a target range of 0.75% to 1.00% in March, with expectations for two additional increases in 2017. The Fed raised rates again in June by another 25 basis points, signaling continued confidence in the global economy as well as in future inflation. Though the March increase was largely unexpected until about two weeks before the Fed’s meeting, both rate hikes were already priced into equity markets by the time they were announced and as such, market responses were muted. After the June meeting, the Fed also announced plans to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. Since the 2013 “taper tantrum” when fear of the Fed’s decision to scale back quantitative easing sent Treasury yields up sharply, Fed officials have been careful to communicate their future monetary policy plans to avoid drastic investor moves and allow markets time to gradually adjust. While no exact timeline was given for this unwinding, minutes from the June meeting indicated several Fed officials wanted to begin later in 2017 and complete the process over several years.
Outside the U.S., central banks’ policy measures continued to influence global markets. In Europe, several central banks began to look ahead toward less accommodative monetary policies. Most notably, European Central Bank (ECB) head Mario Draghi expressed optimism about eurozone economic growth and future inflation toward the end of the reporting period. This led many investors to believe the end of the ECB’s bond buying program and other easy policy measures may be near. European bond yields rose in response, and as many investors assumed the Fed would follow suit, longer-term bond yields in the U.S. also moved sharply upward. Meanwhile in Asia, the Bank of Japan (BOJ) indicated that Japanese monetary policy would remain accommodative for the time being. Despite positive economic measures, including solid exports and private consumption, inflation remained below the BOJ’s target, resulting in the unchanged easy policy stance.
During the six-month reporting period, the U.S. yield curve generally flattened. Short-term yields, which are directly influenced by central bank policy, remained low and relatively steady through February, and then rose sharply in anticipation of the Fed’s short-term interest rate increase in March. With expectations for an additional rate hike in June that ultimately came to fruition, short-term yields maintained their upward trajectory through the remainder of the reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over the first six months of the year, inflation remained muted and so longer-term yields ended the reporting period slightly below where they began. Meanwhile, the yields on many international government-backed securities generally increased but remained lower than those in the U.S., further increasing the appeal of U.S. Treasuries.
Management views may have changed since the report date.
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Schwab Money Market Fund  |  Semiannual Report

Schwab Money Market Fund
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
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Schwab Money Market Fund  |  Semiannual Report

Schwab Money Market Fund

The Schwab Money Market Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the six-month reporting period ended June 30, 2017, market volatility remained low amid steady economic growth and lessening political uncertainty in both the U.S. and abroad. Equity markets in the U.S. rallied early in 2017 in response to expectations for policy changes from the Trump administration, including reduced financial regulation and tax reform, while the U.S. dollar generally weakened. Outside the U.S., officials from both the Bank of England and European Central Bank hinted at possible steps toward a more normalized monetary policy environment, though no significant moves were made as of the end of the reporting period. Meanwhile, the Federal Reserve (Fed) signaled its confidence in the global economy and raised the federal funds rate target range in March and in June. Though these increases were largely anticipated, the pace of future interest rate hikes remained uncertain. As a result, money market curves flattened in the second half of the reporting period.
The Fed’s Reverse Repurchase Facility is a supplementary policy tool to help control the federal funds rate and keep it in the target range set by the Federal Open Market Committee (FOMC). In addition to effectively setting a floor on interest rates, it continued to play a key role in the money market sector by offering a much needed source of supply, which in turn helped to keep short-term markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. The fund’s investment adviser also continued to monitor developments tied to the United Kingdom’s decision to leave the European Union (Brexit) and other potential changes in overseas monetary policies. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) generally declined, beginning the reporting period at 49 days and ending at 37 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	37 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
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Schwab Money Market Fund  |  Semiannual Report

Schwab Money Market Fund
Performance and Fund Facts as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Money Market Fund
Sweep Shares
Ticker Symbol	SWMXX
Minimum Initial Investment	*
Seven-Day Yield (with waivers)[1]	0.59%
Seven-Day Yield (without waivers)[1]	0.53%
Seven-Day Effective Yield (with waivers)[1]	0.59%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Money Market Fund  |  Semiannual Report

Schwab Money Market Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2017 and held through June 30, 2017.
Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/17	Ending Account Value (Net of Expenses) at 6/30/17	Expenses Paid During Period 1/1/17-6/30/17[2]
Schwab Money Market Fund
Actual Return	0.67%	$1,000.00	$1,002.00	$3.33
Hypothetical 5% Return	0.67%	$1,000.00	$1,021.48	$3.36

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Money Market Fund  |  Semiannual Report

Schwab Money Market Fund
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	—	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.20% [3]	0.04%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.67% [4]	0.60% [5]	0.27% [5]	0.21% [5]	0.25% [5]	0.28% [5]
Gross operating expenses	0.74% [4]	0.73%	0.73%	0.73%	0.73%	0.73%
Net investment income (loss)	0.40% [4]	0.03%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$8,318	$9,166	$15,201	$14,824	$14,969	$14,589

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
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Schwab Money Market Fund  |  Semiannual Report
See financial notes

Schwab Money Market Fund
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
60.8%	Fixed-Rate Obligations	5,054,694,787	5,054,694,787
24.3%	Variable-Rate Obligations	2,019,050,000	2,019,050,000
14.9%	Repurchase Agreements	1,240,109,362	1,240,109,362
100.0%	Total Investments	8,313,854,149	8,313,854,149
0.0%	Other Assets and Liabilities, Net		4,026,980
100.0%	Net Assets		8,317,881,129

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 60.8% of net assets
Asset-Backed Commercial Paper 14.2%
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.15%		07/06/17	1,000,000	999,840
	a,b	1.30%		09/20/17	13,000,000	12,961,975
	a,b	1.30%		09/22/17	44,000,000	43,868,122
BARTON CAPITAL SA	a,b	1.18%		07/10/17	10,000,000	9,997,050
	a,b	1.07%		07/11/17	9,700,000	9,697,117
	a,b	1.22%		07/12/17	1,000,000	999,627
	a,b	1.30%		09/13/17	18,000,000	17,951,900
	a,b	1.30%		09/18/17	1,000,000	997,147
BEDFORD ROW FUNDING CORP	a,b	1.25%		10/10/17	8,000,000	7,972,169
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.12%		07/07/17	28,000,000	27,994,773
	a,b	1.25%		07/13/17	14,000,000	13,994,167
CAFCO LLC	a,b	1.15%		08/07/17	50,000,000	49,940,903
	a,b	1.18%		09/08/17	34,000,000	33,923,103
CANCARA ASSET SECURITISATION LLC	a,b	1.13%		07/06/17	37,000,000	36,994,193
	a,b	1.13%		07/07/17	17,000,000	16,996,798
	a,b	1.28%		09/14/17	28,000,000	27,925,333
CHARTA LLC	a,b	1.18%		09/07/17	15,000,000	14,966,567
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.32%		10/26/17	48,000,000	47,795,640
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.32%		10/23/17	40,000,000	39,834,067
	a,b	1.45%		01/02/18	42,000,000	41,689,200
CRC FUNDING LLC	a,b	1.28%		09/15/17	57,000,000	56,845,973
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Schwab Money Market Fund  |  Semiannual Report
See financial notes

Schwab Money Market Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FAIRWAY FINANCE CO LLC	a,b	1.10%		07/18/17	25,000,000	24,987,014
KELLS FUNDING LLC	a,b	1.12%		07/14/17	10,000,000	9,996,889
	a,b	1.11%		07/19/17	1,000,000	999,599
	a,b	1.12%		07/26/17	59,000,000	58,963,289
	a,b	1.13%		08/04/17	46,000,000	45,955,239
	a,b	1.12%		08/10/17	2,000,000	1,997,698
	a,b	1.14%		08/28/17	20,000,000	19,966,433
	a,b	1.14%		08/31/17	8,000,000	7,985,307
	a,b	1.20%		09/15/17	57,000,000	56,861,300
	a,b	1.20%		09/18/17	55,000,000	54,864,333
LMA AMERICAS LLC	a,b	1.23%		09/07/17	8,000,000	7,981,413
	a,b	1.27%		09/13/17	20,000,000	19,947,789
METLIFE SHORT TERM FUNDING LLC	a,b	1.07%		07/05/17	58,000,000	57,993,104
	a,b	1.07%		08/01/17	32,000,000	31,970,516
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.15%		07/14/17	15,000,000	14,993,771
	a,b	1.24%		08/08/17	13,000,000	12,983,122
OLD LINE FUNDING LLC	a,b	1.07%		07/26/17	2,000,000	1,998,514
	a,b	1.31%		10/02/17	56,000,000	55,811,933
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.20%		07/06/17	1,000,000	999,833
	a,b	1.18%		08/02/17	8,000,000	7,991,609
	a,b	1.17%		08/17/17	13,000,000	12,980,143
	a,b	1.30%		09/18/17	30,000,000	29,914,417
	a,b	1.30%		09/20/17	2,000,000	1,994,150
THUNDER BAY FUNDING LLC	a,b	1.12%		07/10/17	7,000,000	6,998,040
	a,b	1.16%		08/24/17	4,000,000	3,993,040
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.23%		09/05/17	37,000,000	36,916,565
VICTORY RECEIVABLES CORP	a,b	1.30%		09/19/17	79,000,000	78,771,778
						1,181,162,502
Financial Company Commercial Paper 5.1%
BPCE SA	b	1.15%		07/14/17	32,000,000	31,986,711
	b	1.30%		10/02/17	12,000,000	11,959,700
COOPERATIEVE RABOBANK UA		1.21%		07/17/17	1,600,000	1,599,147
DBS BANK LTD	b	1.15%		08/21/17	26,000,000	25,957,826
DNB BANK ASA	b	1.11%		07/06/17	38,000,000	37,994,142
	b	1.23%		07/24/17	44,000,000	43,965,704
MACQUARIE BANK LTD	b	1.28%		09/14/17	41,000,000	40,890,667
NATIONWIDE BUILDING SOCIETY	b	1.22%		09/14/17	42,000,000	41,893,250
NRW BANK	b	1.10%		07/12/17	49,000,000	48,983,605
	b	1.30%		10/06/17	40,000,000	39,859,889
SOCIETE GENERALE SA	b	1.23%		07/31/17	31,000,000	30,968,225
	b	1.27%		08/31/17	3,850,000	3,841,715
10
Schwab Money Market Fund  |  Semiannual Report
See financial notes

Schwab Money Market Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
UBS AG (LONDON BRANCH)	b	1.41%		12/21/17	37,000,000	36,751,072
UNITED OVERSEAS BANK LTD	b	1.31%		10/02/17	30,000,000	29,898,475
						426,550,128
Certificates of Deposit 26.2%
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		1.28%		07/07/17	84,000,000	84,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.34%		07/18/17	8,000,000	8,000,000
		1.39%		08/04/17	15,000,000	15,000,000
		1.36%		08/15/17	28,000,000	28,000,000
		1.20%		09/08/17	6,000,000	6,000,000
		1.38%		10/24/17	9,000,000	9,000,000
		1.38%		11/02/17	33,000,000	33,000,000
		1.39%		12/15/17	63,000,000	63,000,000
		1.40%		12/15/17	48,000,000	48,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.35%		09/27/17	148,000,000	148,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		1.12%		07/05/17	29,000,000	29,000,000
		1.10%		07/07/17	23,000,000	23,000,000
CITIBANK NA (NEW YORK BRANCH)		1.18%		09/01/17	57,000,000	57,000,000
		1.42%		12/14/17	47,000,000	47,000,000
		1.40%		12/20/17	143,000,000	143,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.18%		08/08/17	14,000,000	14,000,073
		1.20%		11/01/17	56,000,000	56,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.20%		07/05/17	28,000,000	28,000,016
		1.21%		09/06/17	58,000,000	58,000,538
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.14%		07/03/17	81,000,000	81,000,000
		1.14%		07/06/17	1,000,000	1,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.23%		08/04/17	108,000,000	108,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.19%		07/03/17	72,000,000	72,000,000
		1.10%		07/07/17	1,000,000	1,000,000
		1.27%		08/04/17	10,000,000	10,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		1.18%		09/14/17	25,000,000	25,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.38%		12/12/17	58,000,000	58,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.32%		08/01/17	71,000,000	71,000,000
		1.30%		08/28/17	16,000,000	16,000,000
NATIXIS (NEW YORK BRANCH)		1.18%		07/31/17	87,000,000	87,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.25%		07/24/17	2,000,000	2,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.35%		08/01/17	1,000,000	1,000,000
		1.35%		08/08/17	65,000,000	65,000,000
		1.37%		12/19/17	91,000,000	91,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.17%		08/07/17	3,000,000	3,000,000
		1.17%		08/30/17	40,000,000	40,000,000
		1.20%		09/14/17	6,000,000	6,000,000
11
Schwab Money Market Fund  |  Semiannual Report
See financial notes

Schwab Money Market Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.21%		07/26/17	123,000,000	123,000,000
SWEDBANK AB (NEW YORK BRANCH)		1.12%		07/06/17	59,000,000	59,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.18%		08/01/17	18,000,000	18,000,000
		1.10%		08/10/17	67,000,000	67,000,000
		1.10%		08/14/17	29,000,000	29,000,000
		1.23%		10/11/17	28,000,000	28,000,000
UBS AG (STAMFORD BRANCH)		1.35%		08/11/17	109,000,000	109,000,000
WELLS FARGO BANK NA		1.27%		09/27/17	25,000,000	25,000,000
		1.23%		11/01/17	83,000,000	83,000,000
						2,176,000,627
Non-Financial Company Commercial Paper 1.2%
CAISSE DES DEPOTS ET CONSIGNATIONS	b	1.13%		07/20/17	16,000,000	15,990,458
GENERAL ELECTRIC CO		1.08%		07/06/17	45,000,000	44,993,250
TOTAL CAPITAL CANADA LTD	a,b	1.12%		07/03/17	35,000,000	34,997,822
						95,981,530
Non-Negotiable Time Deposits 12.3%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		1.18%		07/06/17	124,000,000	124,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		1.13%		07/06/17	74,000,000	74,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		07/06/17	91,000,000	91,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.11%		07/07/17	83,000,000	83,000,000
FIFTH THIRD BANK (CAYMAN ISLANDS)		1.12%		07/06/17	51,000,000	51,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.05%		07/03/17	206,000,000	206,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.11%		07/07/17	54,000,000	54,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.13%		07/03/17	26,000,000	26,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.12%		07/07/17	122,000,000	122,000,000
SUNTRUST BANK (CAYMAN ISLANDS BRANCH)		1.04%		07/03/17	50,000,000	50,000,000
		1.06%		07/03/17	10,000,000	10,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.06%		07/03/17	83,000,000	83,000,000
UBS AG (CAYMAN ISLANDS BRANCH)		1.07%		07/05/17	50,000,000	50,000,000
						1,024,000,000
Other Instruments 1.8%
BANK OF AMERICA NA		1.23%		07/11/17	34,000,000	34,000,000
		1.24%		07/12/17	23,000,000	23,000,000
		1.21%		08/03/17	94,000,000	94,000,000
						151,000,000
Total Fixed-Rate Obligations
(Cost $5,054,694,787)						5,054,694,787

12
Schwab Money Market Fund  |  Semiannual Report
See financial notes

Schwab Money Market Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 24.3% of net assets
Asset-Backed Commercial Paper 1.0%
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.40%	07/13/17	09/13/17	1,000,000	1,000,000
OLD LINE FUNDING LLC	a,b	1.30%	07/12/17	09/12/17	28,000,000	28,000,000
THUNDER BAY FUNDING LLC	a,b	1.24%	07/03/17	10/02/17	50,000,000	50,000,000
						79,000,000
Financial Company Commercial Paper 2.3%
BANK OF NOVA SCOTIA	b	1.58%	07/13/17	02/13/18	17,000,000	17,000,000
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.67%		07/27/17	47,000,000	47,000,000
JP MORGAN SECURITIES LLC		1.33%	07/05/17	09/05/17	20,000,000	20,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.30%	07/06/17	09/06/17	45,000,000	45,000,000
	b	1.29%	07/10/17	09/08/17	64,000,000	64,000,000
						193,000,000
Certificates of Deposit 13.3%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.51%	07/10/17	08/10/17	88,000,000	88,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.40%	07/20/17	09/20/17	70,000,000	70,000,000
		1.40%	07/21/17	09/21/17	63,000,000	63,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.37%	07/28/17	03/28/18	2,000,000	2,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		1.56%	07/03/17	10/02/17	31,000,000	31,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		1.28%	07/03/17	09/05/17	43,000,000	43,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.47%		07/07/17	43,000,000	43,000,000
CITIBANK NA (NEW YORK BRANCH)		1.41%	07/31/17	08/29/17	9,000,000	9,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.40%	07/10/17	09/11/17	1,000,000	1,000,000
		1.44%	07/24/17	04/24/18	8,000,000	8,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.44%	07/10/17	09/11/17	1,000,000	1,000,000
		1.27%	07/10/17	12/11/17	67,000,000	67,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.48%	07/13/17	09/13/17	2,000,000	2,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.47%	07/20/17	12/20/17	16,000,000	16,000,000
		1.43%	07/07/17	03/07/18	75,000,000	75,000,000
		1.45%	07/19/17	04/19/18	31,000,000	31,000,000
		1.40%	07/25/17	05/25/18	17,000,000	17,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.28%	07/06/17	09/06/17	43,000,000	43,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.30%	08/07/17	11/06/17	5,000,000	5,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.30%		07/03/17	120,000,000	120,000,000
		1.30%		07/07/17	2,000,000	2,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.23%	07/07/17	10/10/17	35,000,000	35,000,000
		1.43%	07/17/17	10/17/17	89,000,000	89,000,000
WELLS FARGO BANK NA		1.27%	07/07/17	06/07/18	138,000,000	138,000,000
13
Schwab Money Market Fund  |  Semiannual Report
See financial notes

Schwab Money Market Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.44%	07/20/17	04/20/18	23,000,000	23,000,000
		1.41%	07/27/17	04/27/18	85,000,000	85,000,000
						1,107,000,000
U.S. Treasury Debt 1.2%
UNITED STATES TREASURY		1.17%	07/03/17	10/31/17	100,000,000	100,000,000
Variable Rate Demand Notes 2.8%
ABAG FINANCE AUTH
RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001A (LOC: WELLS FARGO BANK NA)		1.25%		07/07/17	17,550,000	17,550,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)		1.22%		07/07/17	1,200,000	1,200,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		1.24%		07/07/17	22,000,000	22,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		1.20%		07/07/17	30,000,000	30,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		1.13%		07/07/17	5,000,000	5,000,000
NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: BARCLAYS BANK PLC)	b	1.02%		07/07/17	22,000,000	22,000,000
NUVEEN CALIFORNIA AMT-FREE MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: CITIBANK NA)	b	0.99%		07/07/17	8,000,000	8,000,000
NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: ROYAL BANK OF CANADA)	b	1.03%		07/07/17	2,000,000	2,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 6 (LOC: CITIBANK NA)	b	1.04%		07/07/17	18,000,000	18,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 8 (LOC: BARCLAYS BANK PLC)	b	1.05%		07/07/17	25,000,000	25,000,000
NUVEEN MUNICIPAL CREDIT INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: JPMORGAN CHASE BANK NA)	b	1.06%		07/07/17	13,000,000	13,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	1.06%		07/07/17	10,000,000	10,000,000
NUVEEN QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: BARCLAYS BANK PLC)	b	1.07%		07/07/17	16,000,000	16,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: BARCLAYS BANK PLC)	b	1.07%		07/07/17	17,000,000	17,000,000
WESTERN ASSET INTERMEDIATE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		07/07/17	5,300,000	5,300,000
14
Schwab Money Market Fund  |  Semiannual Report
See financial notes

Schwab Money Market Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		07/07/17	19,000,000	19,000,000
WESTERN ASSET MUNICIPAL PARTNERS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		07/07/17	4,000,000	4,000,000
						235,050,000
Other Instruments 1.3%
BANK OF AMERICA NA		1.46%	07/14/17	08/14/17	27,000,000	27,000,000
		1.28%	07/05/17	09/05/17	62,000,000	62,000,000
		1.25%	07/05/17	10/05/17	15,000,000	15,000,000
						104,000,000
Non-Financial Company Commercial Paper 2.4%
TOYOTA MOTOR CREDIT CORP		1.47%	07/13/17	11/06/17	89,000,000	89,000,000
		1.28%	07/13/17	03/08/18	112,000,000	112,000,000
						201,000,000
Total Variable-Rate Obligations
(Cost $2,019,050,000)						2,019,050,000
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 14.9% of net assets
U.S. Government Agency Repurchase Agreements* 2.9%
BANK OF NOVA SCOTIA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $16,481,538, 3.50% - 5.00%, due 10/01/26 - 06/01/46)		1.12%		07/03/17	16,001,493	16,000,000
BNP PARIBAS SA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $79,013,223, 0.88% - 8.00%, due 08/15/17 - 07/20/46)		1.12%		07/03/17	77,007,187	77,000,000
GOLDMAN SACHS & CO LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $6,120,000, 2.50% - 6.00%, due 10/01/27 - 03/01/46)		1.05%		07/03/17	6,000,525	6,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $30,900,000, 3.00%, due 12/15/39)		1.10%		07/03/17	30,002,750	30,000,000
MIZUHO SECURITIES USA LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $14,280,313, 0.98%, due 01/14/19)		1.15%		07/03/17	14,001,342	14,000,000
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Schwab Money Market Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $98,809,057, 3.50% - 4.00%, due 05/01/32 - 03/01/47)		1.10%		07/03/17	95,008,708	95,000,000
						238,000,000
U.S. Treasury Repurchase Agreements 5.9%
BANK OF NOVA SCOTIA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $65,286,084, 2.25% - 3.13%, due 05/15/19 - 02/15/27)		1.10%		07/03/17	64,005,867	64,000,000
BARCLAYS BANK PLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $24,482,174, 1.00% - 3.75%, due 12/31/17 - 05/15/46)		1.05%		07/03/17	24,002,100	24,000,000
BARCLAYS CAPITAL INC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $1,131,605, 1.00% - 2.75%, due 12/31/17 - 06/30/22)		1.08%		07/03/17	1,109,462	1,109,362
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $401,033,527, 4.38%, due 05/15/41)		1.00%		07/03/17	401,033,417	401,000,000
						490,109,362
Other Repurchase Agreements** 6.1%
BNP PARIBAS SA
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $114,665,122, 0.00% - 9.63%, due 02/15/18 - 12/15/41)		1.32%		07/05/17	100,025,667	100,000,000
Issued 06/29/17, repurchase date 07/06/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $46,518,539, 0.00% - 6.61%, due 03/05/18 - 03/30/67)		1.28%		07/06/17	42,010,453	42,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $28,754,388, 0.27% - 5.12%, due 07/25/23 - 12/15/59)	a	1.36%		07/05/17	25,006,611	25,000,000
Issued 06/19/17, repurchase date 09/18/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $62,101,298, 1.52% - 5.95%, due 06/27/33 - 12/15/59)		1.61%		08/04/17	54,111,090	54,000,000
JP MORGAN SECURITIES LLC
Issued 06/01/17, repurchase date 11/28/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $84,064,491, 1.29% - 6.50%, due 10/15/18 - 09/15/45)		1.69%		09/28/17	73,407,806	73,000,000
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Schwab Money Market Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/20/17, repurchase date 12/18/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $73,636,680, 1.26% - 6.50%, due 02/13/18 - 10/15/48)		1.77%		09/28/17	64,314,667	64,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/02/17, repurchase date 08/31/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $77,050,000, 3.82% - 4.82%, due 04/25/24 - 05/28/24)		1.59%		08/04/17	67,186,428	67,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $17,251,884, 4.91% - 6.42%, due 07/16/29 - 07/15/40)		1.31%		07/03/17	15,001,638	15,000,000
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $39,110,036, 3.10% - 5.91%, due 04/26/35 - 05/25/54)		1.32%		07/05/17	34,008,727	34,000,000
Issued 06/30/17, repurchase date 07/07/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $42,560,921, 4.01% - 4.88%, due 05/19/31 - 12/26/45)		1.32%		07/07/17	37,009,497	37,000,000
Issued 05/15/17, repurchase date 11/13/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,160,648, 6.50% - 8.00%, due 04/01/19 - 10/01/20)		1.71%		10/03/17	1,006,698	1,000,000
						512,000,000
Total Repurchase Agreements
(Cost $1,240,109,362)						1,240,109,362

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $8,313,854,149.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,020,606,123 or 24.3% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LOC —	Letter of credit
RB —	Revenue bond

At June 30, 2017, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Money Market Fund
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at cost and value		$7,073,744,787
Repurchase agreements, at cost and value	+	1,240,109,362
Total investments, at cost and value (Note 2a)		8,313,854,149
Receivables:
Interest		8,979,369
Prepaid expenses	+	59,572
Total assets		8,322,893,090
Liabilities
Payables:
Investment adviser and administrator fees		2,557,110
Distributions to shareholders		2,005,194
Accrued expenses	+	449,657
Total liabilities		5,011,961
Net Assets
Total assets		8,322,893,090
Total liabilities	–	5,011,961
Net assets		$8,317,881,129
Net Assets by Source
Capital received from investors		8,317,881,129

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,317,881,129		8,315,761,092		$1.00

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Schwab Money Market Fund
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Interest		$47,311,408
Expenses
Investment adviser and administrator fees		14,172,297
Shareholder service fees		17,529,412
Shareholder reports		203,151
Custodian fees		171,328
Portfolio accounting fees		104,521
Registration fees		57,203
Professional fees		50,782
Transfer agent fees		45,771
Independent trustees' fees		31,280
Other expenses	+	99,237
Total expenses		32,464,982
Expense reduction by CSIM and its affiliates	–	2,884,099
Net expenses	–	29,580,883
Net investment income		17,730,525
Increase in net assets resulting from operations		$17,730,525
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Schwab Money Market Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$17,730,525	$4,684,414
Net realized gains	+	—	2,349,570
Increase in net assets from operations		17,730,525	7,033,984
Distributions to Shareholders
Distributions from net investment income		(17,730,525)	(4,684,414)
Distributions from net realized gains	+	—	(81,454)
Total distributions		(17,730,525)	(4,765,868)
Transactions in Fund Shares*
Shares sold		8,618,212,560	30,876,813,889
Shares reinvested		15,651,385	4,484,332
Shares redeemed	+	(9,482,100,738)	(36,918,196,957)
Net transactions in fund shares		(848,236,793)	(6,036,898,736)
Net Assets
Beginning of period		9,166,117,922	15,200,748,542
Total decrease	+	(848,236,793)	(6,034,630,620)
End of period		$8,317,881,129	$9,166,117,922
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Money Market Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Money Market Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund	Schwab Variable Share Price Money Fund™
Schwab Government Money Fund™	Schwab Retirement Government Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New York Municipal Money Fund™
Schwab Cash Reserves™	Schwab New Jersey Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Pennsylvania Municipal Money Fund™
Schwab Investor Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Money Market Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Money Market Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2017, the fund had investments in repurchase agreements with a gross value of $1,240,109,362 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Schwab Money Market Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary
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Schwab Money Market Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; the imposition of economic sanctions or other government restrictions; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2017, the aggregate advisory fee paid to CSIM by the fund was 0.32%, as a percentage of the fund's average daily net assets.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab's written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund's shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider's actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.71%.
In addition, effective January 1, 2017 through December 31, 2017, CSIM and its affiliates agreed to waive an additional amount of the fund's expenses equal to 0.035% of the fund's average daily net assets.
During the period ended June 30, 2017, the fund waived $2,884,099 in expenses in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. There were no voluntary waivers or reimbursements to the fund during the period ending June 30, 2017.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
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Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had no capital loss carryforwards.
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

8. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including the Schwab Money Market Fund (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and fund performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 19, 2017, and June 6, 2017, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 6, 2017. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark

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used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability, as discussed in more detail below, and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedule with respect to the Fund that includes lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Money Market Fund  |  Semiannual Report

Schwab Money Market Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Money Market Fund  |  Semiannual Report

Schwab Money Market Fund
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/schwabfunds_prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Money Market Fund  |  Semiannual Report

Notes

Schwab Money Market Fund
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR13602-21
00196501

Semiannual Report  |  June 30, 2017
Schwab Cash Reserves™

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
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Schwab Cash Reserves  |  Semiannual Report

Schwab Cash Reserves
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
The past few years have been an eventful period for the money market fund industry, with Money Market Fund Reform changing the way in which many money market funds are managed. New regulations resulted in certain money market funds moving from a stable net asset value (NAV) to one that “floats,” or changes along with the underlying value of securities in the portfolio. Investor eligibility requirements on certain types of money market funds also changed as a result of new regulations. Then there’s the Federal Reserve, which pivoted from maintaining historically low short-term interest rates since the financial crisis to raising the federal funds rate three times over the last 18 months, pushing money market fund yields higher.
At Charles Schwab Investment Management, we tend to view new developments such as those we’ve witnessed as creating new opportunities to benefit our investors. In recent years, we’ve instituted changes to the Schwab Taxable Money Fund product lineup in order to continue to provide money market funds that a wide array of investor types find appealing. While our stable NAV money market funds remain available to the majority of our investors, we launched the Schwab Variable Share Price Money Fund to provide a prime money market fund option for those no longer eligible for stable NAV money market funds. We also introduced the Schwab Retirement Government Money Fund for retirement plans looking for government money fund market exposure.
In addition, we regularly adjust the composition of the Schwab Taxable Money Fund holdings to take advantage of what we view as emerging opportunities among money market securities. In recent months, for example, we added variable rate demand municipal securities in order to add yield and liquidity to the portfolios. While the Schwab Taxable Money Funds weren’t active investors in these securities in the past, the current market has made the yields on such securities attractive.
To be certain, it’s a challenging environment for issuers and money market funds alike. As one of the largest money market fund managers in the market today, Charles Schwab Investment Management is committed to staying on top of the changes that could affect your money market fund investments.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about Schwab Cash Reserves, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ As one of the largest money market fund managers in the market today, Charles Schwab Investment Management is committed to staying on top of the changes that could affect your money market fund investments.”

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Schwab Cash Reserves
The Investment Environment

Over the six-month reporting period ended June 30, 2017, yields on taxable money market funds generally rose as the Federal Reserve (Fed) raised short-term interest rates twice in the first half of 2017. Steady economic growth and a solid labor market contributed to the Fed’s decision to raise the federal funds rate to a target range of 0.75% to 1.00% in March, with expectations for two additional increases in 2017. The Fed raised rates again in June by another 25 basis points, signaling continued confidence in the global economy as well as in future inflation. Though the March increase was largely unexpected until about two weeks before the Fed’s meeting, both rate hikes were already priced into equity markets by the time they were announced and as such, market responses were muted. After the June meeting, the Fed also announced plans to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. Since the 2013 “taper tantrum” when fear of the Fed’s decision to scale back quantitative easing sent Treasury yields up sharply, Fed officials have been careful to communicate their future monetary policy plans to avoid drastic investor moves and allow markets time to gradually adjust. While no exact timeline was given for this unwinding, minutes from the June meeting indicated several Fed officials wanted to begin later in 2017 and complete the process over several years.
Outside the U.S., central banks’ policy measures continued to influence global markets. In Europe, several central banks began to look ahead toward less accommodative monetary policies. Most notably, European Central Bank (ECB) head Mario Draghi expressed optimism about eurozone economic growth and future inflation toward the end of the reporting period. This led many investors to believe the end of the ECB’s bond buying program and other easy policy measures may be near. European bond yields rose in response, and as many investors assumed the Fed would follow suit, longer-term bond yields in the U.S. also moved sharply upward. Meanwhile in Asia, the Bank of Japan (BOJ) indicated that Japanese monetary policy would remain accommodative for the time being. Despite positive economic measures, including solid exports and private consumption, inflation remained below the BOJ’s target, resulting in the unchanged easy policy stance.
During the six-month reporting period, the U.S. yield curve generally flattened. Short-term yields, which are directly influenced by central bank policy, remained low and relatively steady through February, and then rose sharply in anticipation of the Fed’s short-term interest rate increase in March. With expectations for an additional rate hike in June that ultimately came to fruition, short-term yields maintained their upward trajectory through the remainder of the reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over the first six months of the year, inflation remained muted and so longer-term yields ended the reporting period slightly below where they began. Meanwhile, the yields on many international government-backed securities generally increased but remained lower than those in the U.S., further increasing the appeal of U.S. Treasuries.
Management views may have changed since the report date.
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Schwab Cash Reserves
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
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Schwab Cash Reserves  |  Semiannual Report

Schwab Cash Reserves

Schwab Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2017, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the six-month reporting period ended June 30, 2017, market volatility remained low amid steady economic growth and lessening political uncertainty in both the U.S. and abroad. Equity markets in the U.S. rallied early in 2017 in response to expectations for policy changes from the Trump administration, including reduced financial regulation and tax reform, while the U.S. dollar generally weakened. Outside the U.S., officials from both the Bank of England and European Central Bank hinted at possible steps toward a more normalized monetary policy environment, though no significant moves were made as of the end of the reporting period. Meanwhile, the Federal Reserve (Fed) signaled its confidence in the global economy and raised the federal funds rate target range in March and in June. Though these increases were largely anticipated, the pace of future interest rate hikes remained uncertain. As a result, money market curves flattened in the second half of the reporting period.
The Fed’s Reverse Repurchase Facility is a supplementary policy tool to help control the federal funds rate and keep it in the target range set by the Federal Open Market Committee (FOMC). In addition to effectively setting a floor on interest rates, it continued to play a key role in the money market sector by offering a much needed source of supply, which in turn helped to keep short-term markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. The fund’s investment adviser also continued to monitor developments tied to the United Kingdom’s decision to leave the European Union (Brexit) and other potential changes in overseas monetary policies. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) generally declined, beginning the reporting period at 41 days and ending at 33 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	33 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
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Schwab Cash Reserves  |  Semiannual Report

Schwab Cash Reserves
Performance and Fund Facts as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Cash Reserves
Sweep Shares
Ticker Symbol	SWSXX
Minimum Initial Investment	*
Seven-Day Yield (with waivers)[1]	0.63%
Seven-Day Yield (without waivers)[1]	0.55%
Seven-Day Effective Yield (with waivers)[1]	0.63%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Cash Reserves
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2017 and held through June 30, 2017.
Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/17	Ending Account Value (Net of Expenses) at 6/30/17	Expenses Paid During Period 1/1/17-6/30/17[2]
Schwab Cash Reserves
Actual Return	0.62%	$1,000.00	$1,002.30	$3.08
Hypothetical 5% Return	0.62%	$1,000.00	$1,021.73	$3.11

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Cash Reserves  |  Semiannual Report

Schwab Cash Reserves
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.23% [3]	0.13%	0.06%	0.06%	0.06%	0.06%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.62% [4],[5]	0.56% [4]	0.22% [4]	0.16% [4]	0.20% [4]	0.23% [4],[6]
Gross operating expenses	0.70% [5]	0.70%	0.70%	0.70%	0.70%	0.70% [6]
Net investment income (loss)	0.46% [5]	0.12%	0.06%	0.06%	0.06%	0.06%
Net assets, end of period (x 1,000,000)	$37,080	$40,503	$40,678	$39,326	$39,452	$37,498

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
5
Annualized.
6
The ratio of gross operating expenses would have been 0.71%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
8
Schwab Cash Reserves  |  Semiannual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
59.3%	Fixed-Rate Obligations	21,990,121,304	21,990,121,304
23.8%	Variable-Rate Obligations	8,824,206,798	8,824,206,798
17.0%	Repurchase Agreements	6,288,619,938	6,288,619,938
100.1%	Total Investments	37,102,948,040	37,102,948,040
(0.1%)	Other Assets and Liabilities, Net		(23,367,351)
100.0%	Net Assets		37,079,580,689

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 59.3% of net assets
Asset-Backed Commercial Paper 10.5%
ALPINE SECURITIZATION LTD	a,b	1.21%		07/03/17	15,000,000	14,998,992
	a,b	1.21%		08/01/17	23,000,000	22,976,035
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.15%		07/06/17	44,000,000	43,992,972
	a,b	1.15%		07/13/17	56,000,000	55,978,533
	a,b	1.23%		09/07/17	65,000,000	64,848,983
	a,b	1.23%		09/08/17	50,000,000	49,882,125
	a,b	1.23%		09/11/17	29,000,000	28,928,660
	a,b	1.30%		09/20/17	34,000,000	33,900,550
	a,b	1.30%		09/21/17	81,500,000	81,258,669
	a,b	1.30%		09/22/17	13,000,000	12,961,036
BARTON CAPITAL SA	a,b	1.20%		08/28/17	45,000,000	44,913,000
	a,b	1.23%		09/01/17	16,000,000	15,966,107
	a,b	1.25%		09/07/17	139,000,000	138,671,806
	a,b	1.30%		09/12/17	10,350,000	10,322,716
	a,b	1.30%		09/18/17	24,000,000	23,931,533
BEDFORD ROW FUNDING CORP	a,b	1.35%		11/13/17	1,000,000	994,975
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.20%		07/06/17	27,000,000	26,995,500
	a,b	1.20%		07/07/17	8,000,000	7,998,400
	a,b	1.25%		07/17/17	64,000,000	63,964,444
	a,b	1.25%		07/18/17	35,000,000	34,979,340
CAFCO LLC	a,b	1.18%		09/06/17	23,000,000	22,949,489
	a,b	1.26%		09/14/17	25,000,000	24,934,375
9
Schwab Cash Reserves  |  Semiannual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a,b	1.28%		09/28/17	75,000,000	74,762,667
	a,b	1.30%		10/10/17	27,000,000	26,901,525
CANCARA ASSET SECURITISATION LLC	a,b	1.13%		07/06/17	7,000,000	6,998,901
	a,b	1.13%		07/18/17	40,000,000	39,978,656
	a,b	1.30%		09/21/17	36,500,000	36,391,919
	a,b	1.30%		10/02/17	44,000,000	43,855,411
CHARTA LLC	a,b	1.17%		08/24/17	70,000,000	69,877,150
	a,b	1.17%		08/25/17	17,000,000	16,969,613
	a,b	1.18%		09/07/17	7,000,000	6,984,398
	a,b	1.26%		09/14/17	100,000,000	99,737,500
	a,b	1.28%		09/22/17	13,000,000	12,961,636
	a,b	1.28%		09/25/17	35,000,000	34,892,978
	a,b	1.28%		10/05/17	24,000,000	23,918,080
	a,b	1.30%		10/10/17	50,000,000	49,817,639
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.36%		07/24/17	290,000,000	289,749,875
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.44%		12/21/17	25,000,000	24,828,201
CRC FUNDING LLC	a,b	1.19%		08/01/17	50,000,000	49,949,194
	a,b	1.13%		08/09/17	46,000,000	45,943,688
	a,b	1.28%		09/15/17	34,000,000	33,908,124
	a,b	1.39%		12/18/17	52,000,000	51,661,133
CROWN POINT CAPITAL COMPANY LLC	a,b	1.23%		07/05/17	3,000,000	2,999,590
	a,b	1.08%		07/07/17	56,000,000	55,989,920
KELLS FUNDING LLC	a,b	1.12%		07/11/17	179,000,000	178,972,156
	a,b	1.09%		07/18/17	41,000,000	40,985,103
	a,b	1.09%		07/19/17	40,000,000	39,984,256
	a,b	1.11%		07/19/17	39,000,000	38,984,367
	a,b	1.11%		07/25/17	17,000,000	16,990,041
	a,b	1.12%		07/26/17	127,000,000	126,920,978
	a,b	1.13%		08/04/17	41,000,000	40,960,105
	a,b	1.18%		09/12/17	9,000,000	8,979,940
LMA AMERICAS LLC	a,b	1.20%		07/28/17	58,000,000	57,947,800
	a,b	1.31%		08/01/17	59,150,000	59,083,785
	a,b	1.31%		08/04/17	15,000,000	14,981,583
	a,b	1.23%		09/07/17	48,000,000	47,888,480
	a,b	1.27%		09/13/17	20,000,000	19,947,789
METLIFE SHORT TERM FUNDING LLC	a,b	1.26%		09/26/17	60,500,000	60,315,646
	a,b	1.27%		09/26/17	6,000,000	5,981,717
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.19%		07/05/17	5,000,000	4,999,339
	a,b	1.15%		07/14/17	14,500,000	14,493,978
	a,b	1.23%		09/14/17	4,000,000	3,989,750
OLD LINE FUNDING LLC	a,b	1.07%		07/26/17	23,000,000	22,982,910
	a,b	1.31%		10/02/17	25,000,000	24,916,042
	a,b	1.31%		10/03/17	46,000,000	45,843,856
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.20%		07/06/17	113,511,000	113,492,081
	a,b	1.22%		07/10/17	55,000,000	54,983,225
10
Schwab Cash Reserves  |  Semiannual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a,b	1.18%		08/02/17	69,000,000	68,927,627
	a,b	1.25%		09/19/17	33,000,000	32,908,333
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.20%		07/10/17	1,000,000	999,700
	a,b	1.28%		07/13/17	38,000,000	37,983,787
	a,b	1.20%		07/14/17	61,000,000	60,973,567
	a,b	1.21%		08/01/17	51,000,000	50,946,861
	a,b	1.21%		08/22/17	16,000,000	15,972,036
	a,b	1.21%		08/24/17	52,000,000	51,905,620
	a,b	1.33%		09/20/17	50,000,000	49,850,937
	a,b	1.33%		09/21/17	18,000,000	17,945,675
STARBIRD FUNDING CORP	a,b	1.25%		07/06/17	60,000,000	59,989,583
THUNDER BAY FUNDING LLC	a,b	1.16%		08/24/17	14,000,000	13,975,640
	a,b	1.17%		09/05/17	35,500,000	35,423,853
	a,b	1.30%		10/02/17	43,000,000	42,855,592
	a,b	1.31%		10/02/17	150,000,000	149,496,250
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.23%		09/05/17	58,500,000	58,368,082
	a,b	1.32%		10/02/17	101,000,000	100,655,590
VICTORY RECEIVABLES CORP	a,b	1.28%		09/13/17	20,000,000	19,947,378
	a,b	1.32%		09/21/17	44,000,000	43,867,707
						3,883,044,783
Financial Company Commercial Paper 8.2%
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD	b	1.20%		10/23/17	167,000,000	166,370,688
BANK OF NOVA SCOTIA	b	1.24%		07/05/17	143,000,000	142,980,457
BNZ INTERNATIONAL FUNDING LTD	a,b	1.20%		07/24/17	5,500,000	5,495,783
	a,b	1.28%		09/27/17	15,500,000	15,451,502
BPCE SA	b	1.19%		08/01/17	22,000,000	21,977,308
	b	1.20%		08/01/17	78,000,000	77,919,548
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.20%		08/16/17	32,000,000	31,951,342
COOPERATIEVE RABOBANK UA		1.20%		08/07/17	50,000,000	49,938,847
DNB BANK ASA	b	1.11%		07/06/17	297,000,000	296,954,213
ING US FUNDING LLC	a	1.23%		09/25/17	325,000,000	324,052,806
JP MORGAN SECURITIES LLC		1.29%		10/24/17	150,000,000	149,386,667
MACQUARIE BANK LTD	b	1.14%		07/26/17	52,000,000	51,958,833
	b	1.33%		09/26/17	133,000,000	132,572,516
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)	b	1.41%		11/16/17	2,500,000	2,486,583
NATIONAL BANK OF CANADA	b	1.12%		07/10/17	170,000,000	169,952,400
NATIONWIDE BUILDING SOCIETY	b	1.19%		07/12/17	99,000,000	98,964,003
	b	1.14%		08/02/17	23,000,000	22,976,693
	b	1.22%		09/14/17	37,500,000	37,403,794
	b	1.27%		09/14/17	60,000,000	59,842,143
	b	1.23%		09/19/17	22,000,000	21,939,867
NORDEA BANK AB	b	1.21%		10/27/17	59,000,000	58,767,933
11
Schwab Cash Reserves  |  Semiannual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NRW BANK	b	1.04%		07/05/17	21,000,000	20,997,585
	b	1.11%		07/05/17	9,000,000	8,998,890
	b	1.27%		09/27/17	7,000,000	6,978,269
	b	1.27%		09/29/17	45,258,000	45,114,306
	b	1.30%		10/06/17	150,000,000	149,474,583
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.12%		07/10/17	67,000,000	66,981,240
	b	1.34%		10/12/17	132,000,000	131,497,703
SOCIETE GENERALE SA	b	1.24%		07/31/17	184,500,000	184,309,350
	b	1.27%		08/31/17	2,100,000	2,095,481
UBS AG (LONDON BRANCH)	b	1.41%		12/21/17	161,000,000	159,916,828
UNITED OVERSEAS BANK LTD	b	1.21%		08/07/17	136,000,000	135,832,267
	b	1.18%		08/28/17	94,000,000	93,822,053
	b	1.20%		09/05/17	53,000,000	52,883,400
WESTPAC BANKING CORP	b	1.18%		08/01/17	63,000,000	62,936,528
						3,061,182,409
Certificates of Deposit 25.9%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.12%		07/07/17	169,000,000	169,000,000
	a	1.12%		07/31/17	201,000,000	201,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		08/14/17	286,000,000	286,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.24%		07/12/17	94,000,000	94,000,000
		1.11%		08/14/17	100,000,000	100,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.24%		07/03/17	166,000,000	166,000,000
BANK OF THE WEST		1.19%		07/03/17	24,000,000	24,000,000
		1.05%		07/05/17	74,000,000	74,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.33%		07/06/17	4,000,000	4,000,000
		1.33%		07/12/17	67,000,000	67,000,000
		1.34%		07/18/17	93,000,000	93,000,000
		1.30%		08/15/17	82,000,000	82,000,000
		1.36%		08/15/17	58,000,000	58,000,000
		1.35%		09/01/17	124,000,000	124,000,000
		1.20%		09/08/17	28,000,000	28,000,000
		1.36%		09/08/17	168,000,000	168,000,000
		1.41%		09/18/17	66,000,000	66,000,000
		1.39%		09/22/17	12,000,000	12,000,000
		1.41%		10/02/17	126,000,000	126,001,616
		1.36%		11/22/17	88,000,000	88,000,000
		1.39%		12/15/17	25,000,000	25,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.20%		08/07/17	9,000,000	9,000,000
		1.22%		08/16/17	100,000,000	100,000,000
		1.35%		09/27/17	349,000,000	349,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		1.12%		07/05/17	112,000,000	112,000,000
		1.10%		07/07/17	10,000,000	10,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		1.35%		09/22/17	41,000,000	41,000,000
12
Schwab Cash Reserves  |  Semiannual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CITIBANK NA (NEW YORK BRANCH)		1.18%		09/01/17	60,000,000	60,000,000
		1.18%		09/05/17	250,000,000	250,000,000
		1.28%		09/14/17	79,000,000	79,000,000
		1.21%		09/20/17	28,000,000	28,000,000
		1.24%		10/05/17	50,000,000	50,000,000
		1.24%		10/06/17	69,000,000	69,000,000
		1.42%		12/14/17	130,000,000	130,000,000
		1.38%		12/20/17	338,000,000	338,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.22%		07/05/17	67,000,000	67,000,000
		1.28%		07/24/17	116,000,000	116,000,368
		1.18%		08/08/17	148,000,000	148,000,777
		1.16%		08/18/17	113,000,000	113,000,749
		1.20%		11/01/17	38,000,000	38,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.23%		10/06/17	43,500,000	43,500,000
		1.21%		10/19/17	134,000,000	134,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.14%		08/01/17	51,000,000	51,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.51%		07/05/17	2,000,000	2,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.20%		07/05/17	53,000,000	53,000,029
		1.18%		08/07/17	25,000,000	25,000,128
		1.19%		08/16/17	236,000,000	236,001,503
		1.21%		09/06/17	64,000,000	64,000,593
DNB BANK ASA (NEW YORK BRANCH)		1.17%		07/27/17	199,000,000	199,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.14%		07/03/17	174,000,000	174,000,000
		1.14%		07/06/17	199,000,000	199,000,000
HSBC BANK PLC		1.19%		08/09/17	100,000,000	100,000,000
HSBC BANK USA NA		1.25%		08/02/17	90,000,000	90,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.23%		08/04/17	166,000,000	166,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.10%		07/06/17	176,000,000	176,000,000
		1.10%		07/07/17	1,000,000	1,000,000
		1.17%		07/14/17	104,000,000	104,000,000
		1.23%		07/27/17	59,500,000	59,500,000
		1.27%		08/04/17	30,000,000	30,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		1.18%		09/14/17	10,000,000	10,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.33%		07/10/17	91,000,000	91,000,000
		1.33%		07/18/17	1,000,000	1,000,005
		1.42%		10/13/17	235,000,000	235,000,000
		1.38%		12/12/17	2,000,000	2,000,000
		1.40%		12/27/17	137,000,000	137,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.30%		07/18/17	106,000,000	106,000,000
		1.32%		08/01/17	43,000,000	43,000,000
		1.30%		08/28/17	36,000,000	36,000,000
		1.35%		10/12/17	75,000,000	75,000,000
13
Schwab Cash Reserves  |  Semiannual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.35%		11/22/17	30,000,000	30,000,000
		1.40%		01/03/18	35,000,000	35,000,000
NATIXIS (NEW YORK BRANCH)		1.14%		07/31/17	100,000,000	100,000,000
		1.18%		07/31/17	28,000,000	28,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.03%		07/26/17	247,000,000	247,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.25%		07/24/17	24,000,000	24,000,000
		1.14%		08/15/17	24,000,000	24,000,000
		1.19%		09/01/17	92,000,000	92,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.33%		07/05/17	70,000,000	70,000,000
		1.30%		08/01/17	107,000,000	107,000,000
		1.35%		08/01/17	89,000,000	89,000,000
		1.35%		08/08/17	27,000,000	27,000,000
		1.23%		09/26/17	149,000,000	149,000,000
		1.37%		12/19/17	91,000,000	91,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.18%		08/28/17	339,000,000	339,000,000
		1.18%		08/29/17	123,000,000	123,000,000
		1.17%		09/06/17	177,000,000	177,000,000
		1.22%		09/22/17	22,000,000	22,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.22%		07/05/17	200,000,000	200,000,000
		1.21%		07/26/17	32,000,000	32,000,000
		1.16%		08/16/17	67,000,000	67,000,000
		1.22%		10/24/17	68,000,000	68,000,000
SWEDBANK AB (NEW YORK BRANCH)		1.12%		07/06/17	10,000,000	10,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.18%		08/01/17	76,000,000	76,000,000
		1.10%		08/14/17	93,000,000	93,000,000
		1.23%		10/11/17	73,000,000	73,000,000
UBS AG (STAMFORD BRANCH)		1.16%		08/10/17	80,000,000	80,000,000
		1.35%		08/14/17	116,000,000	116,000,000
		1.35%		08/17/17	41,000,000	41,000,000
		1.53%		09/01/17	2,130,000	2,131,157
WELLS FARGO BANK NA		1.27%		09/27/17	119,000,000	119,000,000
		1.22%		11/01/17	36,000,000	36,000,000
						9,592,136,925
Non-Financial Company Commercial Paper 1.5%
CAISSE DES DEPOTS ET CONSIGNATIONS	b	1.13%		07/20/17	134,000,000	133,920,084
ERSTE ABWICKLUNGSANSTALT	b	1.27%		09/27/17	39,000,000	38,878,927
EXXON MOBIL CORP		1.07%		07/05/17	31,000,000	30,996,314
GENERAL ELECTRIC CO		1.08%		07/06/17	180,000,000	179,973,000
TOTAL CAPITAL CANADA LTD	a,b	1.12%		07/03/17	179,000,000	178,988,862
						562,757,187
14
Schwab Cash Reserves  |  Semiannual Report
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Schwab Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Negotiable Time Deposits 11.4%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		1.18%		07/06/17	211,000,000	211,000,000
		1.18%		07/07/17	345,000,000	345,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		1.13%		07/06/17	260,000,000	260,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		07/06/17	401,000,000	401,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.11%		07/07/17	244,000,000	244,000,000
FIFTH THIRD BANK (CAYMAN ISLANDS)		1.12%		07/06/17	224,000,000	224,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.05%		07/03/17	679,000,000	679,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.13%		07/03/17	206,000,000	206,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.12%		07/07/17	562,000,000	562,000,000
SUNTRUST BANK (CAYMAN ISLANDS BRANCH)		1.06%		07/03/17	278,000,000	278,000,000
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.06%		07/03/17	363,000,000	363,000,000
UBS AG (CAYMAN ISLANDS BRANCH)		1.07%		07/05/17	460,000,000	460,000,000
						4,233,000,000
Other Instruments 1.8%
BANK OF AMERICA NA		1.23%		07/11/17	9,000,000	9,000,000
		1.24%		07/12/17	259,000,000	259,000,000
		1.21%		08/03/17	33,000,000	33,000,000
		1.22%		08/08/17	62,000,000	62,000,000
		1.19%		08/14/17	255,000,000	255,000,000
		1.29%		10/23/17	40,000,000	40,000,000
						658,000,000
Total Fixed-Rate Obligations
(Cost $21,990,121,304)						21,990,121,304

Variable-Rate Obligations 23.8% of net assets
Asset-Backed Commercial Paper 1.9%
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.60%		07/11/17	34,000,000	34,003,031
	a,b	1.19%	07/03/17	11/02/17	312,000,000	312,000,000
OLD LINE FUNDING LLC	a,b	1.31%	07/05/17	09/05/17	60,000,000	60,000,000
	a,b	1.30%	07/12/17	09/12/17	30,000,000	30,000,000
	a,b	1.34%	07/17/17	09/15/17	46,000,000	46,000,000
	a,b	1.31%	07/10/17	10/10/17	133,000,000	133,000,000
	a,b	1.23%	07/10/17	11/10/17	26,000,000	26,000,000
THUNDER BAY FUNDING LLC	a,b	1.24%	07/03/17	10/02/17	50,000,000	50,000,000
						691,003,031
Financial Company Commercial Paper 2.6%
BANK OF NOVA SCOTIA	b	1.58%	07/13/17	02/13/18	288,000,000	288,000,000
15
Schwab Cash Reserves  |  Semiannual Report
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Schwab Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.67%		07/27/17	296,000,000	296,000,000
HSBC USA INC	b	1.26%	07/05/17	10/05/17	31,000,000	31,000,000
	b	1.26%	07/06/17	10/06/17	100,000,000	100,000,000
ING US FUNDING LLC	a	1.26%	07/12/17	12/12/17	42,000,000	42,000,000
JP MORGAN SECURITIES LLC	b	1.19%	07/06/17	11/06/17	80,000,000	80,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.29%	07/10/17	09/08/17	123,000,000	123,000,000
						960,000,000
Certificates of Deposit 14.7%
BANK OF MONTREAL (CHICAGO BRANCH)		1.33%	07/14/17	09/14/17	84,000,000	84,000,000
		1.35%	07/17/17	09/15/17	315,000,000	315,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.52%	09/01/17	12/01/17	175,000,000	175,173,932
		1.37%	07/28/17	03/28/18	95,000,000	95,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		1.28%	07/03/17	09/05/17	262,000,000	262,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.47%		07/07/17	71,000,000	71,000,000
		1.37%	07/24/17	03/22/18	175,000,000	175,000,000
CHASE BANK USA NA		1.37%	07/06/17	10/06/17	223,000,000	223,000,000
CITIBANK NA (NEW YORK BRANCH)		1.41%	07/31/17	08/29/17	61,000,000	61,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.39%	07/27/17	09/27/17	9,000,000	9,000,000
		1.39%	07/31/17	09/29/17	100,000,000	100,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.47%	07/13/17	09/13/17	6,000,000	6,000,000
		1.38%	07/17/17	11/17/17	3,000,000	3,000,000
		1.27%	07/10/17	12/11/17	24,000,000	24,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.66%	07/17/17	08/17/17	32,000,000	32,001,713
		1.48%	07/13/17	09/13/17	163,000,000	163,000,000
		1.38%	07/03/17	10/03/17	13,000,000	13,000,000
		1.81%	07/20/17	10/20/17	7,500,000	7,513,122
		1.33%	07/03/17	11/03/17	65,000,000	65,000,000
		1.33%	07/06/17	11/06/17	31,000,000	31,000,000
		1.24%	07/05/17	12/05/17	100,000,000	100,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.47%	07/20/17	12/20/17	232,000,000	232,000,000
		1.43%	07/07/17	03/07/18	25,000,000	25,000,000
		1.42%	07/28/17	06/28/18	134,000,000	134,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		1.45%	07/17/17	08/16/17	68,000,000	68,000,000
		1.28%	07/06/17	09/06/17	60,000,000	60,000,000
		1.24%	07/07/17	09/07/17	50,000,000	50,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.38%	07/03/17	10/03/17	112,000,000	112,000,000
		1.30%	07/03/17	11/03/17	111,000,000	111,000,000
		1.30%	08/07/17	11/06/17	45,000,000	45,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.30%		07/03/17	6,000,000	6,000,000
		1.30%		07/07/17	22,000,000	22,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.46%	07/17/17	09/15/17	19,000,000	19,000,000
16
Schwab Cash Reserves  |  Semiannual Report
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Schwab Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.23%	07/07/17	10/10/17	159,000,000	159,000,000
		1.56%	07/14/17	10/16/17	461,000,000	461,000,000
		1.43%	07/17/17	10/17/17	311,000,000	311,000,000
UBS AG (STAMFORD BRANCH)		1.41%	07/13/17	08/14/17	178,000,000	178,000,000
		1.32%	07/11/17	09/11/17	73,000,000	73,000,000
WELLS FARGO BANK NA		1.68%		07/07/17	500,000,000	500,000,000
		1.39%	07/31/17	10/02/17	19,000,000	19,000,000
		1.19%	07/10/17	11/10/17	192,000,000	192,000,000
		1.22%	07/10/17	12/01/17	147,000,000	147,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.44%	07/21/17	08/21/17	354,000,000	354,000,000
		1.41%	07/27/17	04/27/18	165,000,000	165,000,000
						5,457,688,767
U.S. Treasury Debt 0.5%
UNITED STATES TREASURY		1.17%	07/03/17	10/31/17	200,000,000	200,000,000
Non-Financial Company Commercial Paper 0.9%
TOYOTA MOTOR CREDIT CORP		1.46%	07/03/17	10/30/17	58,000,000	58,000,000
		1.20%	07/03/17	02/23/18	107,500,000	107,500,000
		1.20%	07/03/17	02/26/18	100,000,000	100,000,000
		1.38%	07/19/17	03/16/18	50,000,000	50,000,000
						315,500,000
Variable Rate Demand Notes 2.4%
CLARK CNTY
AIRPORT SYSTEM SUB LIEN RB SERIES 2011B1 (LOC: CITIBANK NA)		0.92%		07/07/17	4,365,000	4,365,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)		1.22%		07/07/17	3,080,000	3,080,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)		1.20%		07/07/17	36,000,000	36,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		1.24%		07/07/17	56,000,000	56,000,000
MAINE STATE HOUSING AUTH
MORTGAGE PURCHASE BONDS SERIES 2017C (LIQ: CITIBANK NA)		1.20%		07/07/17	39,585,000	39,585,000
TAXABLE MORTGAGE PURCHASE RB SERIES 2013G (LIQ: BARCLAYS BANK PLC)		1.19%		07/07/17	50,000,000	50,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (29 FLATBUSH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		1.10%		07/07/17	37,810,000	37,810,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		1.20%		07/07/17	9,000,000	9,000,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2016A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		1.19%		07/07/17	100,000,000	100,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		1.13%		07/07/17	19,000,000	19,000,000
17
Schwab Cash Reserves  |  Semiannual Report
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Schwab Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	1.00%		07/07/17	49,000,000	49,000,000
NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: BARCLAYS BANK PLC)	b	1.02%		07/07/17	73,300,000	73,300,000
NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 4 (LOC: ROYAL BANK OF CANADA)	b	1.03%		07/07/17	6,000,000	6,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 6 (LOC: CITIBANK NA)	b	1.04%		07/07/17	17,500,000	17,500,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 8 (LOC: BARCLAYS BANK PLC)	b	1.05%		07/07/17	92,900,000	92,900,000
NUVEEN MUNICIPAL CREDIT INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: JPMORGAN CHASE BANK NA)	b	1.06%		07/07/17	42,000,000	42,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: JPMORGAN CHASE BANK NA)	b	1.06%		07/07/17	31,800,000	31,800,000
NUVEEN QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: BARCLAYS BANK PLC)	b	1.07%		07/07/17	51,800,000	51,800,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 2 (LOC: BARCLAYS BANK PLC)	b	1.07%		07/07/17	46,000,000	46,000,000
SMITHSONIAN INSTITUTION
TAXABLE RB SERIES 2013B (LIQ: NORTHERN TRUST COMPANY (THE))		1.20%		07/07/17	27,500,000	27,500,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)		1.32%		07/07/17	3,000,000	3,000,000
WESTERN ASSET INTERMEDIATE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		07/07/17	12,000,000	12,000,000
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		07/07/17	58,000,000	58,000,000
WESTERN ASSET MUNICIPAL PARTNERS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		07/07/17	12,000,000	12,000,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)		1.25%		07/07/17	22,375,000	22,375,000
						900,015,000
18
Schwab Cash Reserves  |  Semiannual Report
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Schwab Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Instruments 0.8%
BANK OF AMERICA NA		1.25%	07/05/17	10/05/17	41,000,000	41,000,000
		1.21%	07/07/17	11/07/17	190,000,000	190,000,000
		1.26%	07/13/17	11/13/17	69,000,000	69,000,000
						300,000,000
Total Variable-Rate Obligations
(Cost $8,824,206,798)						8,824,206,798
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 17.0% of net assets
U.S. Government Agency Repurchase Agreements* 2.8%
BANK OF NOVA SCOTIA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $75,197,018, 2.41% - 4.50%, due 09/01/28 - 05/01/47)		1.12%		07/03/17	73,006,813	73,000,000
BNP PARIBAS SA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $354,541,364, 0.13% - 6.50%, due 08/15/17 - 02/15/47)		1.12%		07/03/17	344,032,107	344,000,000
GOLDMAN SACHS & CO LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $24,480,000, 2.00% - 6.00%, due 05/01/25 - 08/01/56)		1.05%		07/03/17	24,002,100	24,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $127,720,001, 3.00% - 3.50%, due 10/15/37 - 10/15/45)		1.10%		07/03/17	124,011,367	124,000,000
MIZUHO SECURITIES USA LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $64,748,943, 4.00%, due 11/01/46 - 07/01/47)		1.15%		07/03/17	62,869,075	62,863,051
WELLS FARGO SECURITIES LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $438,920,231, 3.50% - 4.50%, due 05/01/32 - 04/01/47)		1.10%		07/03/17	422,038,683	422,000,000
						1,049,863,051
U.S. Treasury Repurchase Agreements 8.7%
BANK OF MONTREAL
Issued 06/29/17, repurchase date 07/05/17 (Collateralized by U.S. Treasury Securities valued at $33,665,916, 0.00% - 2.25%, due 01/04/18 - 02/15/27)		1.05%		07/05/17	33,005,775	33,000,000
19
Schwab Cash Reserves  |  Semiannual Report
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Schwab Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BANK OF NOVA SCOTIA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $337,833,353, 0.25% - 2.88%, due 03/31/18 - 08/15/45)		1.10%		07/03/17	331,209,100	331,178,742
BARCLAYS BANK PLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $106,089,359, 1.38% - 2.75%, due 09/30/19 - 11/15/42)		1.05%		07/03/17	104,009,100	104,000,000
BARCLAYS CAPITAL INC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $1,609,765, 0.88% - 1.63%, due 11/30/18 - 03/15/20)		1.08%		07/03/17	1,578,287	1,578,145
Issued 06/29/17, repurchase date 07/06/17 (Collateralized by U.S. Treasury Securities valued at $20,400,009, 0.88% - 2.25%, due 03/31/18 - 11/15/24)		1.05%		07/06/17	20,004,083	20,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $2,711,225,939, 2.00%, due 11/15/21)		1.00%		07/03/17	2,711,225,917	2,711,000,000
						3,200,756,887
Other Repurchase Agreements** 5.5%
BNP PARIBAS SA
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $113,879,222, 1.41% - 9.75%, due 05/15/19 - 12/15/41)		1.32%		07/05/17	99,025,410	99,000,000
Issued 06/29/17, repurchase date 07/06/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $380,453,872, 0.00% - 9.25%, due 10/20/17 - 12/31/99)		1.28%		07/06/17	348,086,613	348,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $44,851,599, 1.47% - 6.38%, due 04/15/29 - 12/15/59)	a	1.36%		07/05/17	39,010,313	39,000,000
Issued 06/19/17, repurchase date 09/18/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $272,551,425, 1.18% - 9.16%, due 08/10/20 - 12/12/49)		1.61%		08/04/17	237,487,562	237,000,000
20
Schwab Cash Reserves  |  Semiannual Report
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Schwab Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 06/01/17, repurchase date 11/28/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $287,892,121, 0.00% - 7.38%, due 07/01/20 - 10/25/45)		1.69%		09/28/17	251,396,597	250,000,000
Issued 06/20/17, repurchase date 12/18/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $306,050,825, 0.00% - 6.63%, due 05/18/18 - 12/10/49)		1.77%		09/28/17	267,307,833	266,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/02/17, repurchase date 08/31/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $265,650,000, 1.00% - 8.17%, due 02/25/25 - 01/25/56)		1.59%		08/04/17	231,642,758	231,000,000
WELLS FARGO SECURITIES LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $32,203,515, 1.36% - 6.31%, due 11/25/34 - 12/25/52)		1.31%		07/03/17	28,003,057	28,000,000
Issued 06/27/17, repurchase date 07/03/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $157,584,777, 2.80% - 6.05%, due 02/01/18 - 05/15/55)		1.32%		07/03/17	137,030,140	137,000,000
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $173,694,570, 1.96% - 6.00%, due 07/26/35 - 01/17/59)		1.32%		07/05/17	151,038,757	151,000,000
Issued 06/30/17, repurchase date 07/07/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $93,174,887, 0.00% - 9.13%, due 06/17/19 - 04/18/52)		1.32%		07/07/17	81,020,790	81,000,000
Issued 04/25/17, repurchase date 10/23/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $162,376,104, 1.55% - 6.51%, due 08/11/33 - 09/17/58)		1.70%		10/03/17	141,064,389	140,000,000
Issued 05/15/17, repurchase date 11/13/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $35,958,195, 0.00% - 9.38%, due 08/04/17 - 09/17/46)		1.71%		10/03/17	31,207,623	31,000,000
						2,038,000,000
Total Repurchase Agreements
(Cost $6,288,619,938)						6,288,619,938

End of Investments.

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See financial notes

Schwab Cash Reserves
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

At 06/30/17, the tax basis cost of the fund's investments was $37,102,948,040.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,584,189,901 or 23.2% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIQ —	Liquidity agreement
LOC —	Letter of credit
RB —	Revenue bond

At June 30, 2017, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Cash Reserves
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at cost and value		$30,814,328,102
Repurchase agreements, at cost and value	+	6,288,619,938
Total investments, at cost and value (Note 2a)		37,102,948,040
Cash		7,704
Receivables:
Interest		40,831,883
Prepaid expenses	+	135,530
Total assets		37,143,923,157
Liabilities
Payables:
Investments bought		43,855,411
Investment adviser and administrator fees		10,309,493
Distributions to shareholders		9,601,008
Accrued expenses	+	576,556
Total liabilities		64,342,468
Net Assets
Total assets		37,143,923,157
Total liabilities	–	64,342,468
Net assets		$37,079,580,689
Net Assets by Source
Capital received from investors		37,079,553,425
Net realized capital gains		27,264

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$37,079,580,689		37,077,760,125		$1.00

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See financial notes

Schwab Cash Reserves
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Interest		$210,984,330
Expenses
Investment adviser and administrator fees		56,421,283
Shareholder service fees		77,489,471
Custodian fees		611,159
Portfolio accounting fees		296,061
Shareholder reports		199,333
Registration fees		168,458
Transfer agent fees		166,457
Professional fees		114,122
Independent trustees' fees		78,615
Other expenses	+	287,783
Total expenses		135,832,742
Expense reduction by CSIM and its affiliates	–	14,760,314
Net expenses	–	121,072,428
Net investment income		89,911,902
Realized Gains (Losses)
Net realized gains on investments		27,264
Increase in net assets resulting from operations		$89,939,166
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Schwab Cash Reserves
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$89,911,902	$48,934,736
Net realized gains	+	27,264	2,457,033
Increase in net assets from operations		89,939,166	51,391,769
Distributions to Shareholders
Distributions from net investment income		(89,911,902)	(48,934,736)
Distributions from net realized gains	+	—	(854,262)
Total distributions		(89,911,902)	(49,788,998)
Transactions in Fund Shares*
Shares sold		34,774,919,011	73,126,727,095
Shares reinvested		80,029,530	49,418,180
Shares redeemed	+	(38,278,165,823)	(73,352,940,794)
Net transactions in fund shares		(3,423,217,282)	(176,795,519)
Net Assets
Beginning of period		40,502,770,707	40,677,963,455
Total decrease	+	(3,423,190,018)	(175,192,748)
End of period		$37,079,580,689	$40,502,770,707
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Cash Reserves
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Cash Reserves is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Variable Share Price Money Fund™
Schwab Government Money Fund™	Schwab Retirement Government Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New York Municipal Money Fund™
Schwab Cash Reserves	Schwab New Jersey Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Pennsylvania Municipal Money Fund™
Schwab Investor Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Cash Reserves offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Cash Reserves
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2017, the fund had investments in repurchase agreements with a gross value of $6,288,619,938 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Schwab Cash Reserves
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary
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Schwab Cash Reserves
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
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Schwab Cash Reserves
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; the imposition of economic sanctions or other government restrictions; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2017, the aggregate advisory fee paid to CSIM by the fund was 0.29%, as a percentage of the fund's average daily net assets.
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Schwab Cash Reserves
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab's written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund's shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider's actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.66%.
In addition, effective January 1, 2017 through December 31, 2017, CSIM and its affiliates agreed to waive an additional amount of the fund's expenses equal to 0.035% of the fund's average daily net assets.
During the period ended June 30, 2017, the fund waived $14,760,314 in expenses of which $14,755,421 was waived in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
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Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had no capital loss carryforwards.
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

8. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Cash Reserves (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 19, 2017, and June 6, 2017, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 6, 2017. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark

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used to compare the performance of the Fund. The Trustees further considered the level of fund performance in the context of their review of Fund expenses and adviser profitability, as discussed in more detail below, and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedule with respect to the Fund that includes lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group (excluding certain share classes) when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Cash Reserves
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/schwabfunds_prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Cash Reserves  |  Semiannual Report

Schwab Cash Reserves
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR32958-12
00196504

Semiannual Report  |  June 30, 2017
Schwab Retirement Government Money Fund™

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
The past few years have been an eventful period for the money market fund industry, with Money Market Fund Reform changing the way in which many money market funds are managed. New regulations resulted in certain money market funds moving from a stable net asset value (NAV) to one that “floats,” or changes along with the underlying value of securities in the portfolio. Investor eligibility requirements on certain types of money market funds also changed as a result of new regulations. Then there’s the Federal Reserve, which pivoted from maintaining historically low short-term interest rates since the financial crisis to raising the federal funds rate three times over the last 18 months, pushing money market fund yields higher.
At Charles Schwab Investment Management, we tend to view new developments such as those we’ve witnessed as creating new opportunities to benefit our investors. In recent years, we’ve instituted changes to the Schwab Taxable Money Fund product lineup in order to continue to provide money market funds that a wide array of investor types find appealing. While our stable NAV money market funds remain available to the majority of our investors, we launched the Schwab Variable Share Price Money Fund to provide a prime money market fund option for those no longer eligible for stable NAV money market funds. We also introduced the Schwab Retirement Government Money Fund for retirement plans looking for government money fund market exposure.
In addition, we regularly adjust the composition of the Schwab Taxable Money Fund holdings to take advantage of what we view as emerging opportunities among money market securities. In recent months, for example, we added variable rate demand municipal securities in order to add yield and liquidity to the portfolios. While the Schwab Taxable Money Funds weren’t active investors in these securities in the past, the current market has made the yields on such securities attractive.
To be certain, it’s a challenging environment for issuers and money market funds alike. As one of the largest money market fund managers in the market today, Charles Schwab Investment Management is committed to staying on top of the changes that could affect your money market fund investments.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Retirement Government Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ As one of the largest money market fund managers in the market today, Charles Schwab Investment Management is committed to staying on top of the changes that could affect your money market fund investments.”

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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
The Investment Environment

Over the six-month reporting period ended June 30, 2017, yields on taxable money market funds generally rose as the Federal Reserve (Fed) raised short-term interest rates twice in the first half of 2017. Steady economic growth and a solid labor market contributed to the Fed’s decision to raise the federal funds rate to a target range of 0.75% to 1.00% in March, with expectations for two additional increases in 2017. The Fed raised rates again in June by another 25 basis points, signaling continued confidence in the global economy as well as in future inflation. Though the March increase was largely unexpected until about two weeks before the Fed’s meeting, both rate hikes were already priced into equity markets by the time they were announced and as such, market responses were muted. After the June meeting, the Fed also announced plans to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. Since the 2013 “taper tantrum” when fear of the Fed’s decision to scale back quantitative easing sent Treasury yields up sharply, Fed officials have been careful to communicate their future monetary policy plans to avoid drastic investor moves and allow markets time to gradually adjust. While no exact timeline was given for this unwinding, minutes from the June meeting indicated several Fed officials wanted to begin later in 2017 and complete the process over several years.
Outside the U.S., central banks’ policy measures continued to influence global markets. In Europe, several central banks began to look ahead toward less accommodative monetary policies. Most notably, European Central Bank (ECB) head Mario Draghi expressed optimism about eurozone economic growth and future inflation toward the end of the reporting period. This led many investors to believe the end of the ECB’s bond buying program and other easy policy measures may be near. European bond yields rose in response, and as many investors assumed the Fed would follow suit, longer-term bond yields in the U.S. also moved sharply upward. Meanwhile in Asia, the Bank of Japan (BOJ) indicated that Japanese monetary policy would remain accommodative for the time being. Despite positive economic measures, including solid exports and private consumption, inflation remained below the BOJ’s target, resulting in the unchanged easy policy stance.
During the six-month reporting period, the U.S. yield curve generally flattened. Short-term yields, which are directly influenced by central bank policy, remained low and relatively steady through February, and then rose sharply in anticipation of the Fed’s short-term interest rate increase in March. With expectations for an additional rate hike in June that ultimately came to fruition, short-term yields maintained their upward trajectory through the remainder of the reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over the first six months of the year, inflation remained muted and so longer-term yields ended the reporting period slightly below where they began. Meanwhile, the yields on many international government-backed securities generally increased but remained lower than those in the U.S., further increasing the appeal of U.S. Treasuries.
Management views may have changed since the report date.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager, and from 2000 to 2003 worked as a fixed income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a Senior Portfolio Manager where she managed and executed trades for a fixed income strategy. Prior to that role, she served as a Portfolio Manager performing fixed income analysis, a Senior Research Analyst for investor and dealer relations, a Senior Securities Operations Analyst in loan and securities operations, and a Lead Mortgage Securities Operations Specialist. She also worked at Merrill Lynch for a year as a Senior Specialist in fixed income global banking and investments.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund

The Schwab Retirement Government Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, repurchase agreements, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, investing at least 80% of the fund’s net assets in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash).For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the six-month reporting period ended June 30, 2017, market volatility remained low amid steady economic growth and lessening political uncertainty in both the U.S. and abroad. Equity markets in the U.S. rallied early in 2017 in response to expectations for policy changes from the Trump administration, including reduced financial regulation and tax reform, while the U.S. dollar generally weakened. Meanwhile, the Federal Reserve (Fed) signaled its confidence in the global economy and took additional steps to normalize the U.S. interest rate environment, raising the federal funds rate target range in March and in June. Though these increases were largely anticipated, the pace of future interest rate hikes remained uncertain. As a result, short-term government and Treasury bill curves flattened in the second half of the reporting period.
The Fed’s Reverse Repurchase Facility is a supplementary policy tool to help control the federal funds rate and keep it in the target range set by the Federal Open Market Committee (FOMC). In addition to effectively setting a floor on interest rates, it continued to play a key role in the money market sector by offering a much needed source of supply, which in turn helped to keep short-term markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) generally declined, beginning the reporting period at 45 days and ending at 29 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	29 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Performance and Fund Facts as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Government Money Fund
Ticker Symbol	SNRXX
Minimum Initial Investment[1]	$10,000,000
Seven-Day Yield (with waivers)[2]	0.75%
Seven-Day Yield (without waivers)[2]	0.57%
Seven-Day Effective Yield (with waivers)[2]	0.75%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2017 and held through June 30, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/17	Ending Account Value (Net of Expenses) at 6/30/17	Expenses Paid During Period 1/1/17-6/30/17[2]
Schwab Retirement Government Money Fund
Actual Return	0.20%	$1,000.00	$1,002.50	$0.99
Hypothetical 5% Return	0.20%	$1,000.00	$1,023.81	$1.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	5/17/16 [1]– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	(0.00) [3]	(0.00) [3]
Total from investment operations	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00
Total return	0.25% [4]	0.11% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.20% [5]	0.20% [5]
Gross operating expenses	0.37% [5]	0.43% [5]
Net investment income (loss)	0.52% [5]	0.20% [5]
Net assets, end of period (x 1,000,000)	$823	$658

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Annualized.
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Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
43.2%	Fixed-Rate Obligations	355,586,382	355,586,382
22.3%	Variable-Rate Obligations	183,739,724	183,739,724
34.6%	Repurchase Agreements	284,467,939	284,467,939
100.1%	Total Investments	823,794,045	823,794,045
(0.1%)	Other Assets and Liabilities, Net		(1,020,155)
100.0%	Net Assets		822,773,890

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 43.2% of net assets
U.S. Government Agency Debt 42.8%
FEDERAL HOME LOAN BANKS		0.82%		07/03/17	1,002,000	1,001,954
		0.80%		07/05/17	2,500,000	2,499,778
		0.85%		07/05/17	6,500,000	6,499,386
		0.63%		07/07/17	7,800,000	7,799,181
		0.82%		07/07/17	4,500,000	4,499,389
		0.83%		07/07/17	12,000,000	11,998,350
		0.86%		07/07/17	2,500,000	2,499,642
		0.80%		07/12/17	6,550,000	6,548,399
		0.84%		07/12/17	2,000,000	1,999,487
		0.61%		07/14/17	3,000,000	2,999,339
		0.62%		07/14/17	5,000,000	4,998,881
		0.85%		07/14/17	19,000,000	18,994,202
		0.88%		07/14/17	10,000,000	9,996,822
		0.66%		07/17/17	2,000,000	1,999,413
		0.94%		07/17/17	15,000,000	14,993,733
		0.62%		07/19/17	11,700,000	11,696,385
		0.85%		07/19/17	13,300,000	13,294,328
		0.64%		07/21/17	10,500,000	10,496,285
		0.85%		07/21/17	3,000,000	2,998,577
		0.83%		07/24/17	2,600,000	2,598,630
		0.86%		07/26/17	15,000,000	14,991,042
		0.97%		07/28/17	4,500,000	4,496,720
		0.97%		08/01/17	2,000,000	1,998,338
		0.88%		08/02/17	9,000,000	8,992,960
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Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.99%		08/02/17	9,500,000	9,491,672
		0.74%		08/03/17	9,520,000	9,513,542
		0.70%		08/11/17	1,000,000	999,203
		0.67%		08/16/17	10,000,000	9,991,439
		0.67%		08/18/17	5,000,000	4,995,533
		0.70%		08/23/17	3,000,000	2,996,930
		0.68%		08/25/17	10,000,000	9,989,550
		0.98%		08/25/17	7,000,000	6,989,573
		0.70%		08/30/17	10,000,000	9,988,417
		1.00%		09/01/17	12,000,000	11,979,437
		1.01%		09/06/17	2,500,000	2,495,305
		0.75%		09/08/17	3,000,000	2,998,981
		1.04%		09/13/17	10,500,000	10,477,575
		0.92%		09/18/17	5,000,000	4,989,905
		0.92%		10/04/17	8,000,000	7,980,578
		1.07%		10/04/17	6,500,000	6,481,647
		0.92%		10/13/17	6,000,000	5,984,053
		0.95%		10/13/17	2,500,000	2,493,110
		1.08%		10/20/17	5,750,000	5,730,852
		1.09%		10/24/17	9,000,000	8,968,806
		0.98%		10/25/17	6,000,000	5,981,073
		0.95%		11/02/17	1,000,000	996,728
		1.00%		11/03/17	3,500,000	3,487,847
		1.00%		11/08/17	3,500,000	3,487,361
		1.09%		12/06/17	2,500,000	2,488,062
		1.13%		12/13/17	3,650,000	3,631,029
		1.14%		12/29/17	600,000	596,561
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.75%		07/14/17	900,000	899,971
		1.00%		07/28/17	5,000,000	5,001,296
		0.83%		08/08/17	6,000,000	5,994,743
		0.84%		08/28/17	3,500,000	3,495,263
FEDERAL NATIONAL MORTGAGE ASSOCIATION		1.00%		08/28/17	4,000,000	4,000,602
		0.88%		10/26/17	6,000,000	5,998,287
						352,486,152
U.S. Treasury Debt 0.4%
UNITED STATES TREASURY		2.38%		07/31/17	100,000	100,150
		1.00%		12/15/17	3,000,000	3,000,080
						3,100,230
Total Fixed-Rate Obligations
(Cost $355,586,382)						355,586,382

Variable-Rate Obligations 22.3% of net assets
U.S. Government Agency Debt 20.7%
FEDERAL HOME LOAN BANKS		0.73%		07/17/17	5,000,000	5,000,019
		0.74%		07/26/17	10,000,000	9,999,958
		0.74%		08/15/17	2,850,000	2,850,082
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Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.18%		09/01/17	15,000,000	15,007,859
		1.28%		09/29/17	1,250,000	1,250,582
		1.06%	07/06/17	10/06/17	15,000,000	15,000,000
		1.08%	08/15/17	11/15/17	4,000,000	4,002,000
		1.02%	07/13/17	12/13/17	8,300,000	8,300,000
		1.12%	07/02/17	01/02/18	7,000,000	7,010,372
		0.88%	07/19/17	01/19/18	2,500,000	2,500,000
		1.05%	07/22/17	01/22/18	21,000,000	21,000,000
		0.88%	07/26/17	01/26/18	4,000,000	4,000,000
		0.80%	08/09/17	02/09/18	8,000,000	8,000,000
		1.03%	08/16/17	02/16/18	2,500,000	2,502,041
		1.04%	08/26/17	02/26/18	10,000,000	10,004,692
		0.97%	07/12/17	03/12/18	9,000,000	9,000,000
		1.05%	09/19/17	03/19/18	3,000,000	3,002,018
		0.97%	09/21/17	03/21/18	3,500,000	3,500,293
		0.83%	08/13/17	05/11/18	3,000,000	2,999,985
		0.83%	08/15/17	05/15/18	6,000,000	6,000,113
		1.18%	09/07/17	06/07/18	2,500,000	2,505,290
		0.94%	07/03/17	07/03/18	3,000,000	3,000,000
		1.13%	07/20/17	07/20/18	9,000,000	9,000,000
		1.07%	07/24/17	07/24/18	3,000,000	3,000,000
		1.08%	07/27/17	07/27/18	5,000,000	5,000,000
		0.88%	07/05/17	10/05/18	2,500,000	2,500,000
		0.99%	07/10/17	10/10/18	3,500,000	3,500,000
FEDERAL HOME LOAN MORTGAGE CORPORATION		1.34%		07/21/17	1,250,000	1,250,119
		1.13%	07/08/17	01/08/18	100,000	100,000
						170,785,423
U.S. Treasury Debt 1.4%
UNITED STATES TREASURY		1.08%	07/03/17	07/31/17	500,000	500,013
		1.19%	07/03/17	04/30/18	11,000,000	11,014,288
						11,514,301
Variable Rate Demand Notes 0.2%
CAPITAL TRUST AGENCY
HOUSING REFUNDING RB (ATLANTIC HOUSING FDN) SERIES 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.99%		07/07/17	1,000,000	1,000,000
MB N4P3, LLC
TAXABLE M/F HOUSING RB (MISSION BAY APTS) SERIES 2015A (LOC: FEDERAL HOME LOAN BANKS)		1.24%		07/07/17	440,000	440,000
						1,440,000
Total Variable-Rate Obligations
(Cost $183,739,724)						183,739,724
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Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 34.6% of net assets
U.S. Government Agency Repurchase Agreements* 28.5%
BANK OF NOVA SCOTIA
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $42,233,942, 3.00% - 3.50%, due 07/01/27 - 01/01/47)		1.12%		07/03/17	41,003,827	41,000,000
BARCLAYS BANK PLC
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $25,755,131, 1.38% - 4.00%, due 02/15/44 - 03/20/47)		1.05%		07/05/17	25,005,104	25,000,000
JP MORGAN SECURITIES LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $32,960,000, 3.00% - 4.50%, due 04/01/32 - 05/01/56)		1.14%		07/03/17	32,003,040	32,000,000
MIZUHO SECURITIES USA LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Government Agency Securities valued at $83,911,978, 3.50% - 4.50%, due 02/01/47 - 06/01/47)		1.15%		07/03/17	81,475,746	81,467,939
WELLS FARGO SECURITIES LLC
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by U.S. Government Agency Securities valued at $57,211,790, 3.50%, due 06/01/47)		1.06%		07/05/17	55,011,336	55,000,000
						234,467,939
U.S. Treasury Repurchase Agreement 6.1%
BANK OF MONTREAL
Issued 05/02/17, repurchase date 07/13/17 (Collateralized by U.S. Treasury Securities valued at $51,088,827, 0.13% - 8.88%, due 07/31/17 - 08/15/43)		0.87%		07/07/17	50,079,750	50,000,000
Total Repurchase Agreements
(Cost $284,467,939)						284,467,939

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $823,794,045.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

LOC —	Letter of credit
RB —	Revenue bond

At June 30, 2017, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Retirement Government Money Fund
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at cost and value		$539,326,106
Repurchase agreements, at cost and value	+	284,467,939
Total investments, at cost and value (Note 2a)		823,794,045
Receivables:
Interest		316,262
Fund shares sold		111,507
Prepaid expenses	+	18,165
Total assets		824,239,979
Liabilities
Payables:
Investment adviser and administrator fees		119,279
Independent trustees' fees		10,062
Fund shares redeemed		1,042,717
Distributions to shareholders		245,654
Accrued expenses	+	48,377
Total liabilities		1,466,089
Net Assets
Total assets		824,239,979
Total liabilities	–	1,466,089
Net assets		$822,773,890
Net Assets by Source
Capital received from investors		822,791,144
Net realized capital losses		(17,254)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$822,773,890		822,791,144		$1.00

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Schwab Retirement Government Money Fund
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Interest		$2,664,337
Expenses
Investment adviser and administrator fees		1,303,074
Portfolio accounting fees		37,809
Professional fees		14,254
Independent trustees' fees		9,549
Registration fees		7,573
Transfer agent fees		3,221
Custodian fees		3,156
Shareholder reports		848
Other expenses	+	2,206
Total expenses		1,381,690
Expense reduction by CSIM and its affiliates	–	637,076
Net expenses	–	744,614
Net investment income		1,919,723
Realized Gains (Losses)
Net realized losses on investments		(15,273)
Increase in net assets resulting from operations		$1,904,450
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Schwab Retirement Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		5/17/16*-12/31/16
Net investment income		$1,919,723	$369,312
Net realized loss	+	(15,273)	(1,981)
Increase in net assets from operations		1,904,450	367,331
Distributions to Shareholders
Distributions from net investment income		(1,919,723)	(369,312)
Transactions in Fund Shares**
Shares sold		234,194,029	723,494,846
Shares reinvested		611,240	125,337
Shares redeemed	+	(69,984,887)	(65,649,421)
Net transactions in fund shares		164,820,382	657,970,762
Net Assets
Beginning of period		657,968,781	—
Total increase	+	164,805,109	657,968,781
End of period		$822,773,890	$657,968,781
*	Commencement of operations.
**	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Retirement Government Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Variable Share Price Money Fund™
Schwab Government Money Fund™	Schwab Retirement Government Money Fund
Schwab U.S. Treasury Money Fund™	Schwab Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund™
Schwab Advisor Cash Reserves	Schwab New York Municipal Money Fund™
Schwab Cash Reserves™	Schwab New Jersey Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Pennsylvania Municipal Money Fund™
Schwab Investor Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Retirement Government Money Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2017, the fund had investments in repurchase agreements with a gross value of $284,467,939 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2017, the aggregate advisory fee paid to CSIM by the fund was 0.35%, as a percentage of the fund's average daily net assets.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the Schwab Retirement Government Money Fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.20% through April 29, 2019.
During the period ended June 30, 2017, the fund waived $637,076 in expenses in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. There were no voluntary waivers or reimbursements to the fund during the period ending June 30, 2017.
Shareholder Concentration
Certain accounts or CSIM affiliates may from time to time own (beneficially or of record) or control a significant percentage of a fund’s shares. Redemptions by these shareholders of their holdings in a fund may impact the fund’s liquidity and NAV. These redemptions may also force the fund to sell securities, which may negatively impact the fund’s brokerage costs. Please refer to note 3 for more information on redemption risk. As of June 30, 2017, one shareholder of the fund owned 34% of the fund’s outstanding shares.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had capital loss carryforwards of $1,981 with no expiration.
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

8. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Retirement Government Money Fund (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 19, 2017, and June 6, 2017, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 6, 2017. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark

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used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability, as discussed in more detail below, and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedule with respect to the Fund that includes lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex and (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Schwab Retirement Government Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Retirement Government Money Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/schwabfunds_prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Notes

Schwab Retirement Government Money Fund
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

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Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
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[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR92571-01
00196506

Semiannual Report  |  June 30, 2017
Schwab Variable Share Price Money Fund™

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
The past few years have been an eventful period for the money market fund industry, with Money Market Fund Reform changing the way in which many money market funds are managed. New regulations resulted in certain money market funds moving from a stable net asset value (NAV) to one that “floats,” or changes along with the underlying value of securities in the portfolio. Investor eligibility requirements on certain types of money market funds also changed as a result of new regulations. Then there’s the Federal Reserve, which pivoted from maintaining historically low short-term interest rates since the financial crisis to raising the federal funds rate three times over the last 18 months, pushing money market fund yields higher.
At Charles Schwab Investment Management, we tend to view new developments such as those we’ve witnessed as creating new opportunities to benefit our investors. In recent years, we’ve instituted changes to the Schwab Taxable Money Fund product lineup in order to continue to provide money market funds that a wide array of investor types find appealing. While our stable NAV money market funds remain available to the majority of our investors, we launched the Schwab Variable Share Price Money Fund to provide a prime money market fund option for those no longer eligible for stable NAV money market funds. We also introduced the Schwab Retirement Government Money Fund for retirement plans looking for government money fund market exposure.
In addition, we regularly adjust the composition of the Schwab Taxable Money Fund holdings to take advantage of what we view as emerging opportunities among money market securities. In recent months, for example, we added variable rate demand municipal securities in order to add yield and liquidity to the portfolios. While the Schwab Taxable Money Funds weren’t active investors in these securities in the past, the current market has made the yields on such securities attractive.
To be certain, it’s a challenging environment for issuers and money market funds alike. As one of the largest money market fund managers in the market today, Charles Schwab Investment Management is committed to staying on top of the changes that could affect your money market fund investments.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Variable Share Price Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ As one of the largest money market fund managers in the market today, Charles Schwab Investment Management is committed to staying on top of the changes that could affect your money market fund investments.”

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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
The Investment Environment

Over the six-month reporting period ended June 30, 2017, yields on taxable money market funds generally rose as the Federal Reserve (Fed) raised short-term interest rates twice in the first half of 2017. Steady economic growth and a solid labor market contributed to the Fed’s decision to raise the federal funds rate to a target range of 0.75% to 1.00% in March, with expectations for two additional increases in 2017. The Fed raised rates again in June by another 25 basis points, signaling continued confidence in the global economy as well as in future inflation. Though the March increase was largely unexpected until about two weeks before the Fed’s meeting, both rate hikes were already priced into equity markets by the time they were announced and as such, market responses were muted. After the June meeting, the Fed also announced plans to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. Since the 2013 “taper tantrum” when fear of the Fed’s decision to scale back quantitative easing sent Treasury yields up sharply, Fed officials have been careful to communicate their future monetary policy plans to avoid drastic investor moves and allow markets time to gradually adjust. While no exact timeline was given for this unwinding, minutes from the June meeting indicated several Fed officials wanted to begin later in 2017 and complete the process over several years.
Outside the U.S., central banks’ policy measures continued to influence global markets. In Europe, several central banks began to look ahead toward less accommodative monetary policies. Most notably, European Central Bank (ECB) head Mario Draghi expressed optimism about eurozone economic growth and future inflation toward the end of the reporting period. This led many investors to believe the end of the ECB’s bond buying program and other easy policy measures may be near. European bond yields rose in response, and as many investors assumed the Fed would follow suit, longer-term bond yields in the U.S. also moved sharply upward. Meanwhile in Asia, the Bank of Japan (BOJ) indicated that Japanese monetary policy would remain accommodative for the time being. Despite positive economic measures, including solid exports and private consumption, inflation remained below the BOJ’s target, resulting in the unchanged easy policy stance.
During the six-month reporting period, the U.S. yield curve generally flattened. Short-term yields, which are directly influenced by central bank policy, remained low and relatively steady through February, and then rose sharply in anticipation of the Fed’s short-term interest rate increase in March. With expectations for an additional rate hike in June that ultimately came to fruition, short-term yields maintained their upward trajectory through the remainder of the reporting period. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over the first six months of the year, inflation remained muted and so longer-term yields ended the reporting period slightly below where they began. Meanwhile, the yields on many international government-backed securities generally increased but remained lower than those in the U.S., further increasing the appeal of U.S. Treasuries.
Management views may have changed since the report date.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund

The Schwab Variable Share Price Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations issued by the U.S. government, its agencies or instrumentalities. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. For the six-month reporting period ended June 30, 2017, market volatility remained low amid steady economic growth and lessening political uncertainty in both the U.S. and abroad. Equity markets in the U.S. rallied early in 2017 in response to expectations for policy changes from the Trump administration, including reduced financial regulation and tax reform, while the U.S. dollar generally weakened. Outside the U.S., officials from both the Bank of England and European Central Bank hinted at possible steps toward a more normalized monetary policy environment, though no significant moves were made as of the end of the reporting period. Meanwhile, the Federal Reserve (Fed) signaled its confidence in the global economy and raised the federal funds rate target range in March and in June. Though these increases were largely anticipated, the pace of future interest rate hikes remained uncertain. As a result, money market curves flattened in the second half of the reporting period.
The Fed’s Reverse Repurchase Facility is a supplementary policy tool to help control the federal funds rate and keep it in the target range set by the Federal Open Market Committee (FOMC). In addition to effectively setting a floor on interest rates, it continued to play a key role in the money market sector by offering a much needed source of supply, which in turn helped to keep short-term markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. The fund’s investment adviser also continued to monitor developments tied to the United Kingdom’s decision to leave the European Union (Brexit) and other potential changes in overseas monetary policies. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) generally declined, beginning the reporting period at 47 days and ending at 34 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments

Statistics
Weighted Average Maturity[2]	34 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Performance and Fund Facts as of June 30, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Variable Share Price Money Fund
Ultra Shares
Ticker Symbol	SVUXX
Minimum Initial Investment[1]	$10,000,000
Seven-Day Yield (with waivers)[2]	1.02%
Seven-Day Yield (without waivers)[2]	0.83%
Seven-Day Effective Yield (with waivers)[2]	1.03%

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2017 and held through June 30, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/17	Ending Account Value (Net of Expenses) at 6/30/17	Expenses Paid During Period 1/1/17-6/30/17[2]
Schwab Variable Share Price Money Fund
Ultra Shares
Actual Return	0.21%	$1,000.00	$1,004.10	$1.04
Hypothetical 5% Return	0.21%	$1,000.00	$1,023.76	$1.05

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Financial Statements
Financial Highlights
Ultra Shares	1/1/17– 6/30/17*	2/25/16 [1]– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.0003	$1.0000
Income (loss) from investment operations:
Net investment income (loss)[2]	0.0042	0.0042
Net realized and unrealized gains (losses)	(0.0001)	(0.0003)
Total from investment operations	0.0041	0.0039
Less distributions:
Distributions from net investment income	(0.0042)	(0.0036)
Distributions from net realized gains	—	(0.0000) [3]
Total distributions	(0.0042)	(0.0036)
Net asset value at end of period	$1.0002	$1.0003
Total return	0.41% [4]	0.39% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.21% [5]	0.21% [5]
Gross operating expenses	0.41% [5]	0.44% [5]
Net investment income (loss)	0.85% [5]	0.49% [5]
Net assets, end of period (x 1,000,000)	$962	$578

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per share amount was less than $0.00005.
4
Not annualized.
5
Annualized.
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Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
69.1%	Fixed-Rate Obligations	665,296,511	665,268,563
17.5%	Variable-Rate Obligations	168,006,391	168,054,594
13.6%	Repurchase Agreements	130,669,010	130,668,989
100.2%	Total Investments	963,971,912	963,992,146
(0.2%)	Other Assets and Liabilities, Net		(1,799,908)
100.0%	Net Assets		962,192,238

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 69.1% of net assets
Asset-Backed Commercial Paper 18.2%
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.21%		09/07/17	5,000,000	4,987,791
BARTON CAPITAL SA	a,b	1.17%		08/11/17	3,000,000	2,995,195
	a,b	1.20%		08/28/17	500,000	498,866
	a,b	1.23%		09/01/17	1,500,000	1,496,357
BEDFORD ROW FUNDING CORP	a,b	1.25%		10/10/17	3,000,000	2,989,231
	a,b	1.35%		11/13/17	5,000,000	4,975,180
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.20%		07/06/17	1,000,000	999,803
	a,b	1.25%		07/13/17	2,000,000	1,999,138
	a,b	1.25%		07/18/17	2,000,000	1,998,797
CAFCO LLC	a,b	1.14%		08/17/17	6,500,000	6,489,712
	a,b	1.18%		09/06/17	1,500,000	1,496,592
CANCARA ASSET SECURITISATION LLC	a,b	1.13%		07/06/17	1,000,000	999,803
	a,b	1.13%		07/07/17	5,000,000	4,998,848
	a,b	1.28%		09/14/17	2,000,000	1,994,634
CHARTA LLC	a,b	1.17%		08/24/17	1,000,000	998,057
	a,b	1.18%		09/05/17	500,000	498,807
	a,b	1.18%		09/07/17	3,000,000	2,992,617
	a,b	1.28%		09/25/17	4,000,000	3,987,414
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.20%		07/12/17	2,000,000	1,999,206
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.45%		01/02/18	7,000,000	6,947,377
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Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CRC FUNDING LLC	a,b	1.13%		08/09/17	4,000,000	3,994,480
	a,b	1.19%		08/29/17	1,000,000	997,908
	a,b	1.18%		09/05/17	2,500,000	2,494,128
	a,b	1.28%		09/15/17	1,000,000	997,279
CROWN POINT CAPITAL COMPANY LLC	a,b	1.10%		07/31/17	5,000,000	4,994,678
KELLS FUNDING LLC	a,b	1.12%		07/11/17	4,000,000	3,999,231
	a,b	1.09%		07/18/17	6,000,000	5,997,480
	a,b	1.11%		07/18/17	5,000,000	4,997,900
	a,b	1.13%		08/04/17	1,000,000	998,928
	a,b	1.12%		08/10/17	4,000,000	3,994,891
	a,b	1.12%		08/22/17	3,000,000	2,995,132
	a,b	1.18%		09/12/17	1,500,000	1,496,452
	a,b	1.20%		09/15/17	2,000,000	1,994,906
LMA AMERICAS LLC	a,b	1.16%		07/12/17	2,500,000	2,499,003
	a,b	1.16%		08/09/17	4,000,000	3,994,480
	a,b	1.35%		10/02/17	3,000,000	2,989,879
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.15%		07/05/17	2,000,000	1,999,670
	a,b	1.30%		09/26/17	3,000,000	2,990,555
METLIFE SHORT TERM FUNDING LLC	a,b	1.27%		09/27/17	4,000,000	3,987,599
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.12%		08/03/17	8,000,000	7,990,495
	a,b	1.23%		09/14/17	2,000,000	1,994,549
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.20%		07/06/17	1,000,000	999,803
	a,b	1.30%		09/12/17	1,500,000	1,496,072
	a,b	1.30%		09/20/17	6,000,000	5,982,548
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.20%		07/10/17	4,000,000	3,998,679
	a,b	1.21%		08/22/17	4,000,000	3,992,639
	a,b	1.21%		08/23/17	3,000,000	2,994,348
STARBIRD FUNDING CORP	a,b	1.16%		08/16/17	3,000,000	2,994,806
THUNDER BAY FUNDING LLC	a,b	1.16%		08/24/17	7,000,000	6,986,610
	a,b	1.17%		09/05/17	1,500,000	1,496,477
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.18%		08/01/17	3,000,000	2,996,704
	a,b	1.18%		08/08/17	500,000	499,328
	a,b	1.23%		09/05/17	500,000	498,826
VICTORY RECEIVABLES CORP	a,b	1.17%		07/06/17	6,000,000	5,998,616
	a,b	1.28%		09/13/17	4,000,000	3,987,750
	a,b	1.30%		09/19/17	5,500,000	5,481,734
						175,147,988
Financial Company Commercial Paper 9.9%
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD	b	1.20%		10/23/17	1,000,000	995,934
BPCE SA	b	1.15%		07/14/17	3,000,000	2,998,636
	b	1.20%		08/31/17	7,000,000	6,985,268
DBS BANK LTD	b	1.15%		08/21/17	1,000,000	998,281
DNB BANK ASA	b	1.11%		07/06/17	9,000,000	8,998,292
10
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	1.28%		09/27/17	1,000,000	996,974
	b	1.28%		10/02/17	8,000,000	7,973,262
ING US FUNDING LLC	a	1.29%		07/03/17	3,000,000	2,999,732
	a	1.10%		08/07/17	2,000,000	1,997,585
	a	1.20%		09/18/17	1,000,000	997,258
JP MORGAN SECURITIES LLC		1.16%		09/01/17	3,400,000	3,392,872
		1.29%		10/24/17	1,000,000	995,969
MACQUARIE BANK LTD	b	1.12%		08/03/17	2,800,000	2,796,842
	b	1.28%		09/14/17	1,500,000	1,495,909
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)	b	1.41%		11/16/17	3,500,000	3,481,756
NATIONAL BANK OF CANADA	b	1.12%		07/10/17	2,000,000	1,999,362
NATIONWIDE BUILDING SOCIETY	b	1.14%		08/02/17	3,150,000	3,146,024
	b	1.22%		09/14/17	2,500,000	2,492,553
NORDEA BANK AB	b	1.21%		10/27/17	4,000,000	3,983,419
NRW BANK	b	1.04%		07/05/17	6,500,000	6,498,969
	b	1.05%		07/12/17	5,000,000	4,998,080
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.34%		10/12/17	1,000,000	996,334
SOCIETE GENERALE SA	b	1.23%		07/31/17	3,000,000	2,996,939
UBS AG (LONDON BRANCH)	b	1.41%		12/21/17	7,000,000	6,952,802
UNITED OVERSEAS BANK LTD	b	1.18%		08/28/17	5,000,000	4,990,216
	b	1.31%		10/02/17	1,000,000	996,791
WESTPAC BANKING CORP	b	1.18%		08/01/17	7,000,000	6,992,869
						95,148,928
Certificates of Deposit 20.0%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.12%		07/07/17	2,000,000	2,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.24%		07/03/17	1,000,000	1,000,002
BANK OF THE WEST		1.05%		07/05/17	1,000,000	999,996
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.33%		07/12/17	2,000,000	2,000,093
		1.33%		07/20/17	2,000,000	2,000,149
		1.36%		08/15/17	1,000,000	1,000,188
		1.35%		09/01/17	2,000,000	2,000,437
		1.20%		09/08/17	2,000,000	1,999,886
		1.36%		09/08/17	2,000,000	2,000,490
		1.41%		09/18/17	3,000,000	3,001,083
		1.36%		10/18/17	500,000	500,104
		1.36%		11/22/17	1,000,000	1,000,080
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.20%		08/07/17	3,000,000	2,999,917
		1.35%		09/27/17	4,500,000	4,500,022
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		1.10%		07/07/17	6,000,000	5,999,901
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.16%		08/18/17	2,000,000	1,999,984
CITIBANK NA (NEW YORK BRANCH)		1.18%		09/01/17	8,000,000	7,999,380
		1.28%		09/14/17	7,000,000	7,000,401
11
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.24%		10/02/17	3,000,000	2,999,600
		1.24%		10/05/17	2,000,000	1,999,704
		1.24%		10/06/17	1,000,000	999,845
		1.42%		12/14/17	5,000,000	5,000,000
		1.40%		12/20/17	1,000,000	999,984
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.18%		08/08/17	7,000,000	7,000,050
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		1.23%		08/02/17	8,000,000	8,000,247
		1.23%		10/06/17	6,500,000	6,499,488
		1.21%		10/19/17	2,000,000	1,999,661
DANSKE BANK A/S (LONDON BRANCH)		1.20%		07/05/17	1,000,000	1,000,002
		1.16%		07/13/17	1,000,000	999,988
		1.19%		08/16/17	5,000,000	4,999,877
		1.23%		09/18/17	1,000,000	999,975
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.14%		07/06/17	4,000,000	3,999,973
HSBC BANK PLC		1.19%		08/09/17	4,000,000	3,999,931
ING BANK NV (AMSTERDAM BRANCH)		1.23%		08/04/17	4,000,000	4,000,122
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.19%		07/03/17	1,000,000	999,994
		1.10%		07/06/17	6,000,000	5,999,840
		1.27%		08/04/17	2,000,000	2,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		1.18%		09/14/17	10,000,000	9,998,902
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.42%		10/13/17	4,000,000	4,001,342
MIZUHO BANK LTD (NEW YORK BRANCH)		1.32%		08/01/17	1,000,000	1,000,113
		1.35%		10/18/17	1,000,000	1,000,179
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.14%		08/15/17	3,500,000	3,499,827
		1.19%		09/01/17	1,500,000	1,499,945
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.26%		07/05/17	4,000,000	4,000,040
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.35%		08/07/17	5,000,000	5,000,669
		1.37%		12/19/17	3,000,000	2,999,892
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.13%		07/14/17	2,000,000	1,999,956
		1.18%		08/28/17	1,500,000	1,499,838
		1.17%		09/06/17	7,000,000	6,998,886
		1.19%		09/13/17	2,500,000	2,499,630
		1.20%		09/14/17	4,000,000	3,999,434
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.21%		07/26/17	5,000,000	5,000,115
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.18%		08/02/17	2,000,000	1,999,942
		1.21%		09/20/17	4,000,000	3,999,810
		1.23%		10/11/17	2,000,000	1,999,878
UBS AG (STAMFORD BRANCH)		1.35%		08/11/17	5,000,000	5,000,495
		1.35%		08/14/17	3,000,000	3,000,307
WELLS FARGO BANK NA		1.27%		09/27/17	3,000,000	3,000,000
		1.22%		11/01/17	4,000,000	3,999,718
						192,499,312
12
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Instruments 1.6%
BANK OF AMERICA NA		1.23%		07/11/17	9,000,000	8,999,955
		1.21%		08/03/17	2,000,000	1,999,830
		1.19%		08/14/17	1,000,000	999,851
		1.29%		10/23/17	4,000,000	4,000,884
						16,000,520
Non-Financial Company Commercial Paper 6.1%
ERSTE ABWICKLUNGSANSTALT	b	1.27%		09/27/17	6,000,000	5,982,289
EXXON MOBIL CORP		1.07%		07/05/17	25,000,000	24,996,310
GENERAL ELECTRIC CO		1.08%		07/06/17	22,000,000	21,996,102
TOTAL CAPITAL CANADA LTD	a,b	1.12%		07/03/17	4,000,000	3,999,620
TOYOTA MOTOR CREDIT CORP		1.26%		07/10/17	1,500,000	1,499,566
						58,473,887
Non-Negotiable Time Deposits 13.3%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.15%		07/06/17	25,000,000	24,999,550
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.11%		07/07/17	10,000,000	9,999,750
FIFTH THIRD BANK(CAYMAN ISLANDS)		1.12%		07/06/17	6,000,000	5,999,872
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.05%		07/03/17	24,000,000	23,999,782
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.11%		07/07/17	7,000,000	6,999,825
NORDEA BANK AB (NEW YORK BRANCH)		1.13%		07/03/17	7,000,000	6,999,952
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.12%		07/07/17	18,000,000	17,999,575
SUNTRUST BANK (CAYMAN ISLANDS BRANCH)		1.06%		07/03/17	6,000,000	5,999,947
SVENSKA HANDELSBANKEN AB (CAYMAN ISLANDS BRANCH)		1.06%		07/03/17	17,000,000	16,999,851
UBS AG (CAYMAN ISLANDS BRANCH)		1.07%		07/05/17	8,000,000	7,999,824
						127,997,928
Total Fixed-Rate Obligations
(Cost $665,296,511)						665,268,563

Variable-Rate Obligations 17.5% of net assets
Asset-Backed Commercial Paper 1.3%
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.40%	07/13/17	09/13/17	2,000,000	2,000,970
OLD LINE FUNDING LLC	a,b	1.23%	07/10/17	11/10/17	10,000,000	10,000,170
						12,001,140
Financial Company Commercial Paper 1.1%
CANADIAN IMPERIAL BANK OF COMMERCE	b	1.67%		07/27/17	1,000,000	1,000,366
ING US FUNDING LLC	a	1.26%	07/12/17	12/12/17	3,000,000	3,000,219
13
Schwab Variable Share Price Money Fund  |  Semiannual Report
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
JP MORGAN SECURITIES LLC	b	1.19%	07/06/17	11/06/17	1,000,000	1,000,045
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.30%	07/06/17	09/06/17	5,000,000	5,001,750
						10,002,380
Certificates of Deposit 11.7%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.51%	07/10/17	08/10/17	6,000,000	6,002,658
BANK OF MONTREAL (CHICAGO BRANCH)		1.35%	07/17/17	09/15/17	9,000,000	9,003,123
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.36%	07/20/17	03/20/18	7,000,000	6,998,831
		1.37%	07/28/17	03/28/18	1,500,000	1,499,682
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		1.56%	07/03/17	10/02/17	5,000,000	5,005,855
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		1.47%		07/07/17	1,000,000	1,000,061
		1.40%	07/14/17	08/14/17	2,000,000	2,000,634
		1.39%	08/03/17	04/03/18	4,000,000	3,999,924
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		1.44%	07/24/17	04/24/18	5,000,000	5,004,120
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.47%	07/13/17	09/13/17	1,000,000	1,000,518
		1.24%	07/03/17	12/01/17	3,500,000	3,500,112
		1.27%	07/10/17	12/11/17	1,000,000	999,895
MIZUHO BANK LTD (NEW YORK BRANCH)		1.66%	07/17/17	08/17/17	5,000,000	5,003,055
		1.81%	07/20/17	10/20/17	3,500,000	3,505,947
		1.33%	07/06/17	11/06/17	4,000,000	4,000,608
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.47%	07/20/17	12/20/17	2,000,000	2,001,528
		1.45%	07/19/17	04/19/18	6,000,000	6,002,712
		1.42%	07/28/17	06/28/18	2,000,000	2,000,174
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.38%	07/03/17	10/03/17	1,000,000	1,000,485
		1.30%	07/03/17	11/03/17	6,000,000	6,001,854
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		1.46%	07/17/17	09/15/17	1,000,000	1,000,549
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.34%	07/07/17	08/07/17	5,000,000	5,001,375
		1.45%	07/17/17	08/17/17	1,000,000	1,000,331
		1.43%	07/17/17	10/17/17	4,000,000	4,001,904
		1.37%	07/10/17	12/11/17	2,000,000	2,001,742
UBS AG (STAMFORD BRANCH)		1.39%	07/10/17	08/09/17	1,000,000	1,000,005
WELLS FARGO BANK NA		1.39%	07/31/17	10/02/17	2,000,000	2,000,606
		1.19%	07/10/17	11/10/17	5,000,000	5,000,490
		1.22%	07/10/17	12/01/17	10,000,000	10,001,551
		1.27%	07/07/17	06/07/18	4,000,000	3,998,980
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.44%	07/21/17	08/21/17	2,000,000	2,000,678
						112,539,987
Variable Rate Demand Notes 1.0%
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)		1.24%		07/07/17	2,000,000	2,000,000
14
Schwab Variable Share Price Money Fund  |  Semiannual Report
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		1.20%		07/07/17	2,000,000	2,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)		1.13%		07/07/17	1,000,000	1,000,000
NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 6 (LOC: CITIBANK NA)	b	1.04%		07/07/17	1,000,000	1,000,000
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 8 (LOC: BARCLAYS BANK PLC)	b	1.05%		07/07/17	1,000,000	1,000,000
WESTERN ASSET INTERMEDIATE MUNICIPAL FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		07/07/17	1,000,000	1,000,000
WESTERN ASSET MANAGED MUNICIPALS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		07/07/17	1,000,000	1,000,000
WESTERN ASSET MUNICIPAL PARTNERS FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES 1 (LOC: CITIBANK NA)	b	1.04%		07/07/17	1,000,000	1,000,000
						10,000,000
Other Instrument 0.3%
BANK OF AMERICA NA		1.28%	07/05/17	09/05/17	3,000,000	3,000,024
Non-Financial Company Commercial Paper 2.1%
TOYOTA MOTOR CREDIT CORP		1.46%	07/03/17	10/30/17	12,000,000	12,013,188
		1.20%	07/03/17	02/23/18	8,500,000	8,497,875
						20,511,063
Total Variable-Rate Obligations
(Cost $168,006,391)						168,054,594
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 13.6% of net assets
U.S. Government Agency Repurchase Agreement* 9.3%
MIZUHO SECURITIES USA LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by U.S. Treasury Securities valued at $91,462,457, 1.38% - 2.75%, due 10/31/17 - 08/15/42)		1.15%		07/03/17	89,677,603	89,669,010
Other Repurchase Agreements** 4.3%
BNP PARIBAS SA
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,202,365, 0.00% - 8.50%, due 08/01/19 - 10/25/36)		1.32%		07/05/17	8,002,053	7,999,902
15
Schwab Variable Share Price Money Fund  |  Semiannual Report
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/29/17, repurchase date 07/06/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,526,704, 0.00% - 6.61%, due 12/17/18 - 12/15/55)		1.28%		07/06/17	5,001,244	4,999,904
JP MORGAN SECURITIES LLC
Issued 06/01/17, repurchase date 11/28/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,151,566, 1.29% - 3.88%, due 07/25/21 - 07/28/31)		1.69%		09/28/17	1,005,586	999,969
Issued 06/20/17, repurchase date 12/18/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,903,393, 2.64% - 4.10%, due 03/15/22 - 10/16/28)		1.77%		09/28/17	6,029,500	6,001,510
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 06/02/17, repurchase date 08/31/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,001, 5.22%, due 05/27/25)		1.59%		08/04/17	2,005,565	2,000,122
WELLS FARGO SECURITIES LLC
Issued 06/30/17, repurchase date 07/03/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $8,050,880, 4.42% - 6.27%, due 07/14/34 - 05/17/46)		1.31%		07/03/17	7,000,764	6,999,964
Issued 06/27/17, repurchase date 07/03/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,975, 6.40% - 7.50%, due 05/15/37 - 07/30/39)		1.32%		07/03/17	2,000,440	1,999,990
Issued 06/28/17, repurchase date 07/05/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,601,181, 5.17%, due 07/14/34)		1.32%		07/05/17	4,001,027	3,999,951
Issued 06/30/17, repurchase date 07/07/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,601,181, 3.68% - 3.99%, due 02/15/36 - 08/16/47)		1.32%		07/07/17	4,001,027	3,999,933
Issued 05/15/17, repurchase date 11/13/17 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,319,884, 3.72%, due 05/17/47)		1.71%		10/03/17	2,013,395	1,998,734
						40,999,979
Total Repurchase Agreements
(Cost $130,669,010)						130,668,989

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $963,971,912 and the unrealized appreciation and depreciation were $65,168 and ($44,934), respectively, with a net unrealized appreciation of $20,234.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $291,899,504 or 30.3% of net assets.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

16
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2017 (Unaudited) (continued)

ABS —	Asset-backed securities
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LOC —	Letter of credit
RB —	Revenue bond

At June 30, 2017, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
17
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments, at value (cost $833,302,902)		$833,323,157
Repurchase agreements, at value (cost $130,669,010)	+	130,668,989
Total investments, at value (cost $963,971,912)		963,992,146
Receivables:
Interest		724,031
Prepaid expenses	+	22,450
Total assets		964,738,627
Liabilities
Payables:
Investment adviser and administrator fees		131,849
Independent trustees' fees		4,035
Fund shares redeemed		2,000,000
Distributions to shareholders		379,102
Accrued expenses	+	31,403
Total liabilities		2,546,389
Net Assets
Total assets		964,738,627
Total liabilities	–	2,546,389
Net assets		$962,192,238
Net Assets by Source
Capital received from investors		962,172,004
Net unrealized capital appreciation		20,234

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Ultra Shares	$962,192,238		961,966,128		$1.0002

18
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Interest		$3,607,630
Expenses
Investment adviser and administrator fees		1,191,285
Shareholder service fees:
Ultra Shares		68,072
Portfolio accounting fees		49,361
Custodian fees		32,532
Independent trustees' fees		12,714
Professional fees		12,226
Registration fees		9,374
Shareholder reports		3,297
Transfer agent fees		2,201
Other expenses	+	2,552
Total expenses		1,383,614
Expense reduction by CSIM and its affiliates	–	668,843
Net Expenses	–	714,771
Net investment income		2,892,859
Realized and Unrealized Gains (Losses)
Net change in unrealized appreciation (depreciation) on investments		(75,785)
Increase in net assets resulting from operations		$2,817,074
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See financial notes

Schwab Variable Share Price Money Fund
Statement of Changes in Net Assets

For the current and prior report periods.
Figures for the current period are unaudited.
Operations
	1/1/17-6/30/17		2/25/16*-12/31/16
Net investment income		$2,892,859	$1,082,479
Net realized gains		—	2,505
Net change in unrealized appreciation (depreciation)	+	(75,785)	96,019
Increase in net assets from operations		2,817,074	1,181,003
Distributions to shareholders
Distribution from net investment income
Ultra Shares		(2,892,859)	(1,082,479)
Distributions from net realized gains
Ultra Shares	+	—	(2,236)
Total Distributions		(2,892,859)	(1,084,715)

Transactions in Fund Shares
	1/1/17-6/30/17			2/25/16*-12/31/16
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Ultra Shares		725,922,170	$726,138,718	745,036,041	$745,176,315
Shares Reinvested
Ultra Shares		2,035,470	2,036,144	963,153	963,415
Shares Redeemed
Ultra Shares	+	(343,879,882)	(343,985,364)	(168,110,824)	(168,157,493)
Net transactions in fund shares		384,077,758	$384,189,498	577,888,370	$577,982,237
Shares Outstanding and Net Assets
		1/1/17-6/30/17		2/25/16*-12/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		577,888,370	$578,078,525	—	$—
Total increase	+	384,077,758	384,113,713	577,888,370	578,078,525
End of period		961,966,128	$962,192,238	577,888,370	$578,078,525
*	Commencement of operations.
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Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Variable Share Price Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Variable Share Price Money Fund
Schwab Government Money Fund™	Schwab Retirement Government Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Value Advantage Money Fund®	Schwab California Municipal Money Fund™
Schwab Advisor Cash Reserves®	Schwab New York Municipal Money Fund™
Schwab Cash Reserves™	Schwab New Jersey Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Pennsylvania Municipal Money Fund™
Schwab Investor Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Variable Share Price Money Fund currently offers one class of shares, Ultra Shares. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of June 30, 2017 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2017, the fund had investments in repurchase agreements with a gross value of $130,668,989 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; the imposition of economic sanctions or other government restrictions; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.
Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund's shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund's portfolio securities. You could lose money by investing in the fund.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2017, the aggregate advisory fee paid to CSIM by the fund was 0.35%, as a percentage of the fund's average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab's written
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
agreement with the fund). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider's actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Shareholder Servicing Fee
Ultra Shares	0.02%
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the Schwab Variable Share Price Money Fund — Ultra Shares which may only be amended or terminated with the approval of the Board, to limit the total annual class operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.21% through April 29, 2019.
During the period ended June 30, 2017, the fund waived $668,843 in expenses in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. There were no voluntary waivers or reimbursements to the fund during the period ending June 30, 2017.
Investments from Affiliates
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentage of shares of the fund that are owned by other Schwab funds as of June 30, 2017:
Underlying Fund
Schwab MarketTrack Balanced Portfolio	1.7%
Schwab MarketTrack Conservative Portfolio	0.8%
Schwab MarketTrack Growth Portfolio	2.4%
Schwab MarketTrack Growth Portfolio II	0.1%
Schwab Target 2010 Fund	0.3%
Schwab Target 2015 Fund	0.4%
Schwab Target 2020 Fund	1.6%
Schwab Target 2025 Fund	0.6%
Schwab Target 2030 Fund	1.3%
Schwab Target 2035 Fund	0.4%
Schwab Target 2040 Fund	0.6%
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.1%
Schwab Target 2025 Index Fund	0.1%
Schwab Target 2030 Index Fund	0.0%*
Schwab Target 2035 Index Fund	0.0%*
Schwab VIT Balanced Portfolio	0.8%
Schwab VIT Balanced with Growth Portfolio	0.4%
Schwab VIT Growth Portfolio	0.4%
*	Less than 0.05%
Shareholder Concentration
Certain accounts or CSIM affiliates may from time to time own (beneficially or of record) or control a significant percentage of a fund’s shares. Redemptions by these shareholders of their holdings in a fund may impact the fund’s liquidity and NAV. These redemptions may also force the fund to sell securities, which may negatively impact the fund’s brokerage costs. Please refer to note 3 for more information on redemption risk. As of June 30, 2017, two shareholders of the fund owned 19% and 15%, respectively, of the fund’s outstanding shares.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the fund had no capital loss carryforwards.
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the fund did not incur any interest or penalties.

8. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the fund's financial statements and related disclosures.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Variable Share Price Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Variable Share Price Money Fund (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 19, 2017, and June 6, 2017, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 6, 2017. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Fund and certain of its shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark

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used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability, as discussed in more detail below, and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedule with respect to the Fund that includes lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex and (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/schwabfunds_prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov immediately upon filing.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Schwab Variable Share Price Money Fund
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
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Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
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Bond Funds
Schwab Intermediate-Term Bond Fund™
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Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR92570-01
00196508

Item 2:	Code of Ethics.

Not applicable to this semi-annual report.

Item 3:	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	August 11, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	August 11, 2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	August 11, 2017